PIMCO Funds

Statement of Additional Information

July 29, 2016 (as supplemented December 7, 2016)

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds (the “Trust”), as described below and as supplemented from time to time.

The Trust is an open-end management investment company (“mutual fund”) currently consisting of 87 separate portfolios (each such portfolio discussed in this Statement of Additional Information is referred to herein as a “Fund” and collectively as the “Funds”). The Trust offers up to nine classes of shares of each of its Funds.

Certain Funds’ Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares are offered through the Asset Allocation Funds Prospectus dated July 29, 2016, certain Funds’ Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares are offered through the Bond Funds Prospectus dated July 29, 2016, certain Funds’ Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares are offered through the Credit Bond Funds Prospectus dated July 29, 2016, certain Funds’ Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares are offered through the Equity-Related Strategy Funds Prospectus dated July 29, 2016, certain Funds’ Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares are offered through the International Bond Funds Prospectus dated July 29, 2016, the PIMCO TRENDS Managed Futures Strategy Fund’s Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares are offered through the Quantitative Strategies Prospectus dated July 29, 2016, certain Funds’ Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares are offered through the Real Return Strategy Funds Prospectus dated July 29, 2016, certain Funds’ Institutional Class, Class M, Class P, Administrative Class, Class D, Class A, Class C and Class R shares are offered through the Short Duration Strategy Funds Prospectus dated July 29, 2016, and certain Funds’ Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares are offered through the Tax-Efficient Strategy Funds Prospectus dated July 29, 2016, each as supplemented from time to time (each a “Prospectus,” collectively the “Prospectuses”). A copy of the Prospectuses may be obtained free of charge at the address and telephone number listed below.

	Inst.	M	P	Admin.	D	A	C	R
PIMCO All Asset Fund	PAAIX	-	PALPX	PAALX	PASDX	PASAX	PASCX	PATRX
PIMCO All Asset All Authority Fund	PAUIX	-	PAUPX	-	PAUDX	PAUAX	PAUCX	-
PIMCO California Intermediate Municipal Bond Fund	PCIMX	-	PCIPX	-	PCIDX	PCMBX	PCFCX	-
PIMCO California Municipal Bond Fund	PCTIX	-	PCTPX	PCTQX	PCTDX	PCTTX	PCTGX	PCTNX
PIMCO California Short Duration Municipal Income Fund	PCDIX	-	PCDPX	-	PCDDX	PCDAX	PCSCX	-
PIMCO Capital Securities and Financials Fund	PFINX	-	PFPNX	-	PFDNX	PFANX	PFCNX	-
PIMCO CommoditiesPLUS® Strategy Fund	PCLIX	-	PCLPX	PCPSX	PCLDX	PCLAX	PCPCX	-
PIMCO CommodityRealReturn Strategy Fund®	PCRIX	-	PCRPX	PCRRX	PCRDX	PCRAX	PCRCX	PCSRX
PIMCO Credit Absolute Return Fund	PCARX	-	PPCRX	-	PDCRX	PZCRX	PCCRX	-
PIMCO Diversified Income Fund	PDIIX	-	PDVPX	PDAAX	PDVDX	PDVAX	PDICX	-
PIMCO Emerging Local Bond Fund	PELBX	-	PELPX	PEBLX	PLBDX	PELAX	PELCX	-
PIMCO Emerging Markets Bond Fund	PEBIX	-	PEMPX	PEBAX	PEMDX	PAEMX	PEBCX	-

	Inst.	M	P	Admin.	D	A	C	R
PIMCO Emerging Markets Corporate Bond Fund	PEMIX	-	PMIPX	-	PECDX	PECZX	PECCX	-
PIMCO Emerging Markets Currency Fund	PLMIX	-	PLMPX	PDEVX	PLMDX	PLMAX	PLMCX	-
PIMCO Emerging Markets Full Spectrum Bond Fund	PFSIX	-	PFSPX	-	PFSYX	PFSSX	PFSCX	-
PIMCO Extended Duration Fund	PEDIX	-	PEDPX	-	-	-	-	-
PIMCO Floating Income Fund	PFIIX	-	PFTPX	PFTAX	PFIDX	PFIAX	PFNCX
PIMCO Foreign Bond Fund (Unhedged)	PFUIX	-	PFUPX	PFUUX	PFBDX	PFUAX	PFRCX	-
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PFORX	-	PFBPX	PFRAX	PFODX	PFOAX	PFOCX	PFRRX
PIMCO Global Advantage® Strategy Bond Fund	PSAIX	-	PGBPX	-	PGSDX	PGSAX	PAFCX	PSBRX
PIMCO Global Bond Fund (Unhedged)	PIGLX	-	PGOPX	PADMX	PGBDX	-	-	-
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PGBIX	-	PGNPX	PGDAX	-	PAIIX	PCIIX	-
PIMCO Global Multi-Asset Fund	PGAIX	-	PGAPX	PGAAX	PGMDX	PGMAX	PGMCX	PGMRX
PIMCO GNMA Fund	PDMIX	-	PPGNX	-	PGNDX	PAGNX	PCGNX	-
PIMCO Government Money Market Fund	PGYXX	PGFXX	PGPXX	PGOXX	-	AMAXX	AMGXX	-
PIMCO High Yield Fund	PHIYX	-	PHLPX	PHYAX	PHYDX	PHDAX	PHDCX	PHYRX
PIMCO High Yield Municipal Bond Fund	PHMIX	-	PYMPX	-	PYMDX	PYMAX	PYMCX	-
PIMCO High Yield Spectrum Fund	PHSIX	-	PHSPX	-	PHSDX	PHSAX	PHSCX	-
PIMCO Income Fund	PIMIX	-	PONPX	PIINX	PONDX	PONAX	PONCX	PONRX
PIMCO Inflation Response Multi-Asset Fund	PIRMX	-	PPRMX	-	PDRMX	PZRMX	PCRMX	-
PIMCO Investment Grade Corporate Bond Fund	PIGIX	-	PBDPX	PGCAX	PBDDX	PBDAX	PBDCX	-
PIMCO Long Duration Total Return Fund	PLRIX	-	PLRPX	-	PLRDX	-	-	-
PIMCO Long-Term Credit Fund	PTCIX	-	PLCPX	-	PTCDX	-	-	-
PIMCO Long-Term U.S. Government Fund	PGOVX	-	PLTPX	PLGBX	PLGDX	PFGAX	PFGCX	-
PIMCO Low Duration Fund	PTLDX	-	PLDPX	PLDAX	PLDDX	PTLAX	PTLCX	PLDRX
PIMCO Low Duration Fund II	PLDTX	-	PDRPX	PDFAX	-	-	-	-
PIMCO Low Duration Fund III	PLDIX	-	PLUPX	PDRAX	-	-	-	-
PIMCO Moderate Duration Fund	PMDRX	-	PMOPX	PMAOX	-	-	-	-
PIMCO Money Market Fund	PMIXX	PYMXX	-	PMAXX	-	PYAXX	PKCXX	-
PIMCO Mortgage-Backed Securities Fund	PTRIX	-	PMRPX	PMTAX	PTMDX	PMRAX	PMRCX	-
PIMCO Mortgage Opportunities Fund	PMZIX	-	PMZPX	-	PMZDX	PMZAX	PMZCX	-
PIMCO Multi-Strategy Alternative Fund	PXAIX	-	PXAPX	-	PXADX	PXAAX	PXACX	-
PIMCO Municipal Bond Fund	PFMIX	-	PMUPX	PMNAX	PMBDX	PMLAX	PMLCX	-
PIMCO National Intermediate Municipal Bond Fund	PMNIX	-	PMNPX	-	PMNDX	PMNTX	PMNNX	-

	Inst.	M	P	Admin.	D	A	C	R
PIMCO New York Municipal Bond Fund	PNYIX	-	PNYPX	-	PNYDX	PNYAX	PBFCX	-
PIMCO RAE Fundamental Advantage PLUS Fund	PFATX	-	PFAPX	-	PFSDX	PTFAX	PTRCX	-
PIMCO RAE Fundamental PLUS EMG Fund	PEFIX	-	PEFPX	PEFAX	PEFDX	PEFFX	PEFCX	-
PIMCO RAE Fundamental PLUS Fund	PXTIX	-	PIXPX	PXTAX	PIXDX	PIXAX	PIXCX	-
PIMCO RAE Fundamental PLUS International Fund	PTSIX	-	PTIPX	-	PTSLX	PTSOX	PTSKX	-
PIMCO RAE Fundamental PLUS Small Fund	PCFIX	-	PCCPX	-	PCFDX	PCFAX	PCFEX	-
PIMCO RAE Low Volatility PLUS EMG Fund	PLVLX	-	PLVWX	-	PLVDX	PLVVX	PLVOX	-
PIMCO RAE Low Volatility PLUS Fund	PILVX	-	PPLVX	-	PDLVX	PXLVX	POLVX	-
PIMCO RAE Low Volatility PLUS International Fund	PLVTX	-	PLVZX	-	PLVRX	PLVBX	PLVQX	-
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	PWWIX	-	PWWPX	-	PWWDX	PWWAX	PWWCX	-
PIMCO RAE Worldwide Long/Short PLUS Fund	PWLIX	-	PWLPX	-	PWLDX	PWLAX	PWLCX	-
PIMCO RealPathTM Income Fund	PRIEX	-	-	PRNAX	PTNDX	PTNAX	PTNCX	-
PIMCO RealPathTM 2020 Fund	PRWIX	-	-	PFNAX	PTYDX	PTYAX	PTYCX	-
PIMCO RealPathTM 2025 Fund	PENTX	-	-	PENMX	PENDX	PENZX	PENWX	-
PIMCO RealPathTM 2030 Fund	PRLIX	-	-	PNLAX	PEHDX	PEHAX	PEHCX	-
PIMCO RealPathTM 2035 Fund	PIVIX	-	-	PIVNX	PIVDX	PIVAX	PIVWX	-
PIMCO RealPathTM 2040 Fund	PROIX	-	-	PEOAX	POFDX	POFAX	POFCX	-
PIMCO RealPathTM 2045 Fund	PFZIX	-	-	PFZMX	PFZDX	PFZAX	PFZCX	-
PIMCO RealPathTM 2050 Fund	PRMIX	-	-	POTAX	PFYDX	PFYAX	PFYCX	-
PIMCO RealPathTM 2055 Fund	PRQIX	-	-	PQRZX	PQRDX	PQRAX	PQRCX	-
PIMCO Real Return Asset Fund	PRAIX	-	PRTPX	-	PRTDX	-	-	-
PIMCO Real Return Fund	PRRIX	-	PRLPX	PARRX	PRRDX	PRTNX	PRTCX	PRRRX
PIMCO Real Return Limited Duration Fund	PPIRX	-	PPPRX	-	PPDRX	-	-	-
PIMCO RealEstateRealReturn Strategy Fund	PRRSX	-	PETPX	-	PETDX	PETAX	PETCX	-
PIMCO Senior Floating Rate Fund	PSRIX	-	PSRPX	-	PSRDX	PSRZX	PSRWX	-
PIMCO Short Asset Investment Fund	PAIDX	PAMSX	PAIPX	PAIQX	PAIUX	PAIAX	-	-
PIMCO Short Duration Municipal Income Fund	PSDIX	-	PSDPX	PSDMX	PSDDX	PSDAX	PSDCX	-
PIMCO Short-Term Fund	PTSHX	-	PTSPX	PSFAX	PSHDX	PSHAX	PFTCX	PTSRX
PIMCO StocksPLUS® Absolute Return Fund	PSPTX	-	PTOPX	-	PSTDX	PTOAX	PSOCX	PTORX
PIMCO StocksPLUS® Fund	PSTKX	-	PSKPX	PPLAX	PSPDX	PSPAX	PSPCX	PSPRX
PIMCO StocksPLUS® International Fund (Unhedged)	PSKIX	-	PPLPX	PSKAX	PPUDX	PPUAX	PPUCX	-

	Inst.	M	P	Admin.	D	A	C	R
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PISIX	-	PIUHX	-	PIPDX	PIPAX	PIPCX	PIRHX
PIMCO StocksPLUS® Long Duration Fund	PSLDX	-	-	-	-	-	-	-
PIMCO StocksPLUS® Short Fund	PSTIX	-	PSPLX	-	PSSDX	PSSAX	PSSCX	-
PIMCO StocksPLUS® Small Fund	PSCSX	-	PCKPX	PCKTX	PCKDX	PCKAX	PCKCX	PCKRX
PIMCO Total Return Fund	PTTRX	-	PTTPX	PTRAX	PTTDX	PTTAX	PTTCX	PTRRX
PIMCO Total Return Fund II	PMBIX	-	PMTPX	PRADX	-	-	-	-
PIMCO Total Return Fund III	PTSAX	-	PRAPX	PRFAX	-	-	-	-
PIMCO Total Return Fund IV	PTUIX	-	PTUPX	-	-	PTUZX	PTUCX	-
PIMCO Treasury Money Market Fund	-	-	-	-	-	-	-	-
PIMCO TRENDS Managed Futures Strategy Fund	PQTIX	-	PQTPX	PQTOX	PQTDX	PQTAX	PQTCX	-
PIMCO Unconstrained Bond Fund	PFIUX	-	PUCPX	PUBFX	PUBDX	PUBAX	PUBCX	PUBRX
PIMCO Unconstrained Tax Managed Bond Fund	PUTIX	-	PUTPX	-	ATMDX	ATMAX	ATMCX	-

Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”), 650 Newport Center Drive, Newport Beach, California 92660, is the investment adviser to the Funds.

A copy of the Prospectus and annual or semi-annual report for each Fund may be obtained free of charge at the telephone number and address listed below or by visiting http://investments.pimco.com/prospectuses.

PIMCO Funds

Regulatory Document Request

650 Newport Center Drive

Newport Beach, California 92660

Telephone: 1-888-87PIMCO

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THE TRUST

The Trust is an open-end management investment company (“mutual fund”) currently consisting of separate investment portfolios, including:

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO Capital Securities and Financials Fund

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO CommodityRealReturn Strategy Fund®

PIMCO Credit Absolute Return Fund

PIMCO Diversified Income Fund

PIMCO Emerging Local Bond Fund

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO Extended Duration Fund

PIMCO Floating Income Fund

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Global Advantage® Strategy Bond Fund

PIMCO Global Bond Fund (Unhedged)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

PIMCO GNMA Fund

PIMCO Global Multi-Asset Fund

PIMCO Government Money Market Fund

PIMCO High Yield Fund

PIMCO High Yield Municipal Bond Fund

PIMCO High Yield Spectrum Fund

PIMCO Income Fund

PIMCO Inflation Response Multi-Asset Fund

PIMCO Investment Grade Corporate Bond Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term Credit Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Low Duration Fund

PIMCO Low Duration Fund II

PIMCO Low Duration Fund III

PIMCO Moderate Duration Fund

PIMCO Money Market Fund

PIMCO Mortgage-Backed Securities Fund

PIMCO Mortgage Opportunities Fund

PIMCO Multi-Strategy Alternative Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE Fundamental PLUS EMG Fund

PIMCO RAE Fundamental PLUS Fund

PIMCO RAE Fundamental PLUS International Fund

PIMCO RAE Fundamental PLUS Small Fund

PIMCO RAE Low Volatility PLUS EMG Fund

PIMCO RAE Low Volatility PLUS Fund

PIMCO RAE Low Volatility PLUS International Fund

PIMCO RAE Worldwide Fundamental Advantage PLUS Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

PIMCO Real Return Asset Fund

PIMCO Real Return Fund

PIMCO Real Return Limited Duration Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO RealPathTM Income Fund

PIMCO RealPathTM 2020 Fund

PIMCO RealPathTM 2025 Fund

PIMCO RealPathTM 2030 Fund

PIMCO RealPathTM 2035 Fund

PIMCO RealPathTM 2040 Fund

PIMCO RealPathTM 2045 Fund

PIMCO RealPathTM 2050 Fund

PIMCO RealPathTM 2055 Fund

PIMCO Senior Floating Rate Fund

PIMCO Short Asset Investment Fund

PIMCO Short Duration Municipal Income Fund

PIMCO Short-Term Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

PIMCO Total Return Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund III

PIMCO Total Return Fund IV

PIMCO Treasury Money Market Fund

PIMCO TRENDS Managed Futures Strategy Fund

PIMCO Unconstrained Bond Fund

PIMCO Unconstrained Tax Managed Bond Fund

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and general investment policies of each Fund are described in the Prospectuses. Consistent with each Fund’s investment policies, each Fund may invest in “Fixed Income Instruments,” which are defined in the Prospectuses. Additional information concerning the characteristics of certain of the Funds’ investments, strategies and risks is set forth below.

The PIMCO All Asset and PIMCO All Asset All Authority Funds, which are separate Funds, invest substantially all of their assets in other Funds, except the PIMCO RealPathTM Income, PIMCO RealPathTM 2020, PIMCO RealPathTM 2025, PIMCO RealPathTM 2030, PIMCO RealPathTM 2035, PIMCO RealPathTM 2040, PIMCO RealPathTM 2045, PIMCO RealPathTM 2050 and PIMCO RealPathTM 2055 Funds (collectively, the “PIMCO RealPathTM Funds”), PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Global-Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO Multi-Strategy Alternative Fund and each other, as well as in funds of PIMCO Equity Series, an affiliated open-end management investment company. The other Funds in which the PIMCO All Asset and PIMCO All Asset All Authority Funds invest are referred to in this Statement of Additional Information as “Underlying PIMCO Funds.” By investing in Underlying PIMCO Funds, the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and any other funds of funds managed by PIMCO that invest all or a significant portion of their assets in the Underlying PIMCO Funds (together with the PIMCO All Asset and PIMCO All Asset All Authority Funds, the “PIMCO Funds of Funds”), may have indirect exposure to some or all of the securities and instruments described below depending upon how their assets are allocated among the Underlying PIMCO Funds. Since the PIMCO Funds of Funds invest substantially all or a significant portion of their assets in the Underlying PIMCO Funds, investment decisions made with respect to the PIMCO Funds of Funds could under certain circumstances negatively impact the Underlying PIMCO Funds, including with respect to the expenses and investment performance of the Underlying PIMCO Funds. Similarly, certain funds managed by investment advisers affiliated with PIMCO (“Affiliated Funds of Funds”) may invest some or all of their assets in the Underlying PIMCO Funds, and investment decisions made with respect to Affiliated Funds of Funds similarly could under certain circumstances negatively impact the Underlying PIMCO Funds, including with respect to the expenses and investment performance of the Underlying PIMCO Funds. Please see “Investments in the Underlying PIMCO Funds” below for more information regarding potential risks to the Underlying PIMCO Funds.

The PIMCO Emerging Markets Full Spectrum Bond, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset, PIMCO Multi-Strategy Alternative and PIMCO RealPathTM Funds may also invest in any Underlying PIMCO Funds except the PIMCO All Asset and PIMCO All Asset All Authority Funds and each other. However, the PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO Multi-Strategy Alternative Fund and PIMCO RealPathTM Funds may also invest in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), Fixed Income Instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The PIMCO CommodityRealReturn Strategy Fund® may pursue its investment objective by investing in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “CRRS Subsidiary”). The CRRS Subsidiary is advised by PIMCO, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the CRRS Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and CRRS Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the CRRS Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund. By investing in the CRRS Subsidiary, the Fund is indirectly exposed to the risks associated with the CRRS Subsidiary’s investments. The derivatives and other investments held by the CRRS Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See below “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiaries” for a more detailed discussion of the Fund’s CRRS Subsidiary.

The PIMCO Global Multi-Asset Fund may pursue its investment objective by investing in the PIMCO Cayman Commodity Fund II Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “GMA Subsidiary”). The GMA Subsidiary is advised by PIMCO, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the GMA Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and GMA Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the GMA Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund. By investing in the GMA Subsidiary, the Fund is indirectly exposed to the risks associated with the GMA Subsidiary’s investments. The derivatives and other investments held by the GMA Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See below “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiaries” for a more detailed discussion of the Fund’s GMA Subsidiary.

The PIMCO CommoditiesPLUS® Strategy Fund may pursue its investment objective by investing in the PIMCO Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “CPS Subsidiary”). The CPS Subsidiary is advised by PIMCO, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the CPS Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and CPS Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the CPS Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund. By investing in the CPS Subsidiary, the Fund is indirectly exposed to the risks associated with the CPS Subsidiary’s investments. The derivatives and other investments held by the CPS Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See below “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiaries” for a more detailed discussion of the Fund’s CPS Subsidiary.

The PIMCO Inflation Response Multi-Asset Fund may pursue its investment objective by investing in the PIMCO Cayman Commodity Fund VII, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “IRMA Subsidiary”). The IRMA Subsidiary is advised by PIMCO, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the IRMA Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and IRMA Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the IRMA Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund. By investing in the IRMA Subsidiary, the Fund is indirectly exposed to the risks associated with the IRMA Subsidiary’s investments. The derivatives and other investments held by the IRMA Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See below “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiaries” for a more detailed discussion of the Fund’s IRMA Subsidiary.

The PIMCO TRENDS Managed Futures Strategy Fund may pursue its investment objective by investing in the PIMCO Cayman Commodity Fund VIII, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “MF Subsidiary,” together with the CRRS Subsidiary, the GMA Subsidiary, the CPS Subsidiary and the IRMA Subsidiary, the “Commodities Subsidiaries”). The MF Subsidiary is advised by PIMCO, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the MF Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and MF Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the MF Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund. By investing in the MF Subsidiary, the Fund is indirectly exposed to the risks associated with the MF Subsidiary’s investments. The derivatives and other investments held by the MF Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See below “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiaries” for a more detailed discussion of the Fund’s MF Subsidiary.

The PIMCO Capital Securities and Financials Fund may pursue its investment objective by investing in the PIMCO Capital Securities Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “CSF Subsidiary,” together with the Commodities Subsidiaries, the “Subsidiaries”). The CSF Subsidiary is advised by PIMCO, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the CSF Subsidiary (unlike the Fund) may invest without limitation in Regulation S securities. The Fund and CSF Subsidiary will test for compliance with investment restrictions on a consolidated basis. By investing in the CSF Subsidiary, the Fund is indirectly exposed to the risks associated with the CSF Subsidiary’s investments. The investments held by the CSF Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See below “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiaries” for a more detailed discussion of the Fund’s CSF Subsidiary.

U.S. Government Securities

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as securities issued by members of the Farm Credit System, are supported only by the credit of the agency, instrumentality or corporation. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Municipal Bonds

Each Fund (except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds) may invest in securities issued by states, territories, possessions, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states, territories, possessions and multi-state agencies or authorities. It is a policy of each of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, and PIMCO Short Duration Municipal Income Funds (each a “Municipal Fund,” and collectively, the “Municipal Funds”) to have at least 80% of its net assets plus borrowings for investment purposes invested in investments, the income of which is exempt from federal income tax (“Municipal Bonds”). In the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond and PIMCO California Short Duration Municipal Income Funds, the Funds will invest, under normal circumstances, at least 80% of their net assets plus borrowing for investment purposes in investments, the income of which is exempt from federal income tax and California income tax. In the case of the PIMCO New York Municipal Bond Fund, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowing for investment purposes in investments, the income of which is exempt from federal income tax and New York income tax. The ability of a Municipal Fund, as well as the PIMCO Unconstrained Tax Managed Bond Fund, to invest in securities other than Municipal Bonds is limited by a requirement of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) that at least 50% of the applicable Municipal Fund’s total assets be invested in Municipal Bonds at the end of each quarter of a Municipal Fund’s tax year. In addition, the PIMCO Unconstrained Tax Managed Bond Fund seeks to invest under normal circumstances at least 50% of its assets in Municipal Bonds.

The PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond and PIMCO California Short Duration Municipal Income Funds may concentrate their investments in California Municipal Bonds and will therefore be exposed to California state-specific risks. Similarly, the PIMCO New York Municipal Bond Fund may concentrate its investments in New York Municipal Bonds and therefore will be exposed to New York state-specific risks. State-specific risks are discussed in the “Description of Principal Risks” section of the Prospectuses and in this “Municipal Bonds” section of this Statement of Additional Information. The PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO Unconstrained Tax Managed Bond Funds may, from time to time, invest more than 25% of their total assets in Municipal Bonds of issuers in California and New York. Accordingly, such Funds, to the extent they invest more than 25% in California or New York, will be subject to the California and New York State state-specific risks discussed in the “Description of Principal Risks” section of the Prospectuses and in this “Municipal Bonds” section of this Statement of Additional Information, but none of these Funds have any present intention to invest more than that amount in a particular state.

Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Specifically, California and New York Municipal Bonds generally are issued by or on behalf of the State of California and New York, respectively, and their political subdivisions and financing authorities, and local governments. The Municipal Bonds which the Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds); including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Each Fund that may invest in Municipal Bonds, and in particular the Municipal Funds and the PIMCO Unconstrained Tax Managed Bond Fund, may invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or industrial development bonds.

Each Fund that may invest in Municipal Bonds may invest in pre-refunded Municipal Bonds. Pre-refunded Municipal Bonds are tax-exempt bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded Municipal Bonds commonly referred to as “escrowed-to-maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded Municipal Bonds held by a Fund is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities (“Agency Securities”)). As the payment of principal and interest is generated from securities held in an escrow account established by the municipality and an independent escrow agent, the pledge of the municipality has been fulfilled and the original pledge of revenue by the municipality is no longer in place. The escrow account securities pledged to pay the principal and interest of the pre-refunded Municipal Bond do not guarantee the price movement of the bond before maturity. Issuers of Municipal Bonds refund in advance of maturity the outstanding higher cost debt and issue new, lower cost debt, placing the proceeds of the lower cost issuance into an escrow account to pre-refund the older, higher cost debt. Investments in pre-refunded Municipal Bonds held by a Fund may subject the Fund to interest rate risk, market risk and credit risk. In addition, while a secondary market exists for pre-refunded Municipal Bonds, if a Fund sells pre-refunded Municipal Bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale. To the extent permitted by the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service (“IRS”), a Fund’s investment in pre-refunded Municipal Bonds backed by U.S. Treasury and Agency securities in the manner described above, will, for purposes of diversification tests applicable to certain Funds, be considered an investment in the respective U.S. Treasury and Agency securities.

Under the Internal Revenue Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. The PIMCO California Short Duration Municipal Income, PIMCO Short Duration Municipal Income and PIMCO Unconstrained Tax Managed Bond Funds do not intend to invest in securities whose interest is subject to the federal alternative minimum tax.

Each Fund (except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds) may invest in Build America Bonds. Build America Bonds are tax credit bonds created by the American Recovery and Reinvestment Act of 2009, which authorizes state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010, without volume limitations, to finance any capital expenditures for which such issuers could otherwise issue traditional tax-exempt bonds. State and local governments may receive a direct federal subsidy payment for a portion of their borrowing costs on Build America Bonds equal to 35% of the total coupon interest paid to investors. The state or local government issuer can elect to either take the federal subsidy or pass the 35% tax credit along to bondholders. A Fund’s investments in Build America Bonds will result in taxable income and the Fund may elect to pass through to shareholders the corresponding tax credits. The tax credits can generally be used to offset federal income taxes and the alternative minimum tax, but such credits are generally not refundable. Build America Bonds involve similar risks as Municipal Bonds, including credit and market risk. They are intended to assist state and local governments in financing capital projects at lower borrowing costs and are likely to attract a broader group of investors than tax-exempt Municipal Bonds. For example, taxable funds, including Funds other than the Municipal Funds, may choose to invest in Build America Bonds. Although Build America Bonds were only authorized for issuance during 2009 and 2010, the program may have resulted in reduced issuance of tax-exempt Municipal Bonds during the same period. As a result, Funds that invest in tax-exempt Municipal Bonds, such as the Municipal Funds, may have increased their holdings of Build America Bonds and other investments permitted by the Funds’ respective investment objectives and policies during 2009 and 2010. The Build America Bond program expired on December 31, 2010, at which point no further issuance of new Build America Bonds was permitted. As of the date of this Statement of Additional Information, there is no indication that Congress will renew the program to permit issuance of new Build America Bonds.

The Funds may invest in municipal lease obligations. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities (“municipal lease obligations”). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality’s covenant to budget for, appropriate funds for and make the payments due under the lease obligation. However, certain municipal lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. In deciding whether to purchase a lease obligation, the Funds will assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. Municipal lease obligations may be less readily marketable than other municipal securities.

Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

Municipal leases may also be subject to “abatement risk.” The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage to or destruction of the leased property interferes with the lessee’s use of the property. However, in some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee’s maintenance of reserve monies for lease payments. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

The Funds’ Board of Trustees has adopted guidelines to govern the purchase of municipal lease obligations and the determination of the liquidity of municipal lease obligations purchased by a Fund for purposes of compliance with the Fund’s investment restrictions with respect to illiquid securities. In determining whether a municipal lease obligation is liquid and is therefore not subject to the Fund’s limitations on investing in illiquid securities, PIMCO considers, on a case-by-case basis, the following factors:

1.	the frequency of trades and quotes for the municipal lease obligation over the course of the last six months or as otherwise reasonably determined by PIMCO;

2.

the number of dealers willing to purchase or sell the municipal lease obligation and the number of other potential purchases over the course of the last six months or as otherwise reasonably determined by PIMCO;

3.	any dealer undertakings to make a market in the municipal lease obligation;

4.

the nature of the municipal lease obligation and the nature of the market for the municipal lease obligation (i.e., the time needed to dispose of the municipal lease obligation, the method of soliciting offers, and the mechanics of transfer); and

5.	other factors, if any, which PIMCO deems relevant to determining the existence of a trading market for such municipal lease obligation.

Once a municipal lease obligation is acquired by a Fund, PIMCO monitors the liquidity of such municipal lease obligation pursuant to the considerations set forth above. PIMCO also evaluates the likelihood of a continuing market for municipal lease obligations and their credit quality. The Funds may purchase unrated municipal lease obligations if determined by PIMCO to be of comparable quality to rated securities in which the Fund is permitted to invest. A Fund may also acquire illiquid municipal lease obligations, subject to the Fund’s investment restrictions with respect to illiquid securities generally.

The Funds may seek to enhance their yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. A Fund may not invest more than 15% of its net assets in illiquid securities, including unmarketable private placements (5% of “total assets,” as defined in Rule 2a-7 under the 1940 Act, in the case of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds).

Some longer-term Municipal Bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request - usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Fund would hold the longer-term security, which could experience substantially more volatility.

The Funds that may invest in Municipal Bonds may invest in municipal warrants, which are essentially call options on Municipal Bonds. In exchange for a premium, municipal warrants give the purchaser the right, but not the obligation, to purchase a Municipal Bond in the future. A Fund may purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity. A Fund will not invest more than 5% of its net assets in municipal warrants.

The Funds may invest in Municipal Bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements (“SBPAs”). Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured Municipal Bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. A significant portion of insured Municipal Bonds that have been issued and are outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the Municipal Bonds insured by that insurance company and on the Municipal Bond markets as a whole. Downgrades of certain insurance companies have negatively impacted the price of certain insured Municipal Bonds. Given the large number of potential claims against the insurers of Municipal Bonds, there is a risk that they will not be able to meet all future claims. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

Certain Funds may invest in trust certificates issued in tender option bond programs. In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuance to purchase a fixed-rate municipal bond (“Fixed Rate Bond”) that either is owned or identified by a Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to a Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from a Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which a Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

The TOB Residual held by a Fund provides the Fund with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed-Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The implementation of the final rules is being phased in. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs and, when effective, will operate to require that such programs be restructured. In particular, these rules will preclude banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a Municipal Bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. Banking entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and, pursuant to a July 2016 order of the Federal Reserve Board of Governors, are required to fully comply by July 21, 2017, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

At this time, the full impact of these rules is not certain; however, in response to these rules, industry participants are continuing to explore various structuring alternatives for Non-Legacy and Legacy TOB Trusts. For example, under a new tender option bond structure, the Funds would hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents would be acting at the direction of, and as agent of, the Funds as the TOB residual holders. This structure remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Funds’ ability to hold TOB Residuals. Because of the important role that tender option bond programs play in the Municipal Bond market, it is possible that implementation of these rules and any resulting impact may adversely impact the Municipal Bond market and the Funds. For example, as a result of the implementation of these rules, the Municipal Bond market may experience reduced demand or liquidity and increased financing costs. Under the new TOB Trust structure, the Funds will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

The SEC and various federal banking and housing agencies adopted Risk Retention Rules which are scheduled to take effect in December 2016. The Risk Retention Rules would require the sponsor to a TOB Trust to retain at least five percent of the credit risk of the underlying assets supporting the TOB Trust’s Municipal Bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

Certain Funds may be in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. There can be no assurances that the Funds can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residual holdings prior to the compliance date for the Volcker Rule, which may require that the Funds unwind existing TOB Trusts. Until all restructurings are completed, a Fund may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and non-bank sponsored restructured TOB Trusts. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

The Funds also may invest in participation interests. Participation interests are various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The Funds will invest only in such securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.

Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

The recent economic downturn and budgetary constraints have made Municipal Bonds more susceptible to downgrade, default and bankruptcy. In addition, difficulties in the Municipal Bond markets could result in increased illiquidity, volatility and credit risk, and a decrease in the number of Municipal Bond investment opportunities. The value of Municipal Bonds may also be affected by uncertainties involving the taxation of Municipal Bonds or the rights of Municipal Bond holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on Municipal Bonds are introduced before Congress from time to time. These legal uncertainties could affect the Municipal Bond market generally, certain specific segments of the market, or the relative credit quality of particular securities.

The Funds may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Funds also may sell Municipal Bonds due to changes in PIMCO’s evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund’s ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities. Additionally, Municipal Bonds rated below investment grade (i.e., high yield Municipal Bonds) may not be as liquid as higher-rated Municipal Bonds. Reduced liquidity in the secondary market may have an adverse impact on the market price of a Municipal Bond and on a Fund’s ability to sell a Municipal Bond in response to changes or anticipated changes in economic conditions or to meet the Fund’s cash needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing a Fund’s portfolio. For more information on high yield securities please see “High Yield Securities (“Junk Bonds”) and Securities of Distressed Companies” below.

Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Each Fund that may invest in Municipal Bonds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

The perceived increased likelihood of default among issuers of Municipal Bonds has resulted in constrained illiquidity, increased price volatility and credit downgrades of issuers of Municipal Bonds. Local and national market forces—such as declines in real estate prices and general business activity—may result in decreasing tax bases, fluctuations in interest rates, and increasing construction costs, all of which could reduce the ability of certain issuers of Municipal Bonds to repay their obligations. Certain issuers of Municipal Bonds have also been unable to obtain additional financing through, or must pay higher interest rates on, new issues, which may reduce revenues available for issuers of Municipal Bonds to pay existing obligations. In addition, events have demonstrated that the lack of disclosure rules in this area can make it difficult for investors to obtain reliable information on the obligations underlying Municipal Bonds. Adverse developments in the Municipal Bond market may negatively affect the value of all or a substantial portion of a fund’s holdings in Municipal Bonds.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Bonds in the same manner. In particular, the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income and PIMCO New York Municipal Bond Funds are subject to the risks inherent in concentrating investment in a particular state or region. The following summarizes information drawn from official statements, and other public documents available relating to issues potentially affecting securities offerings of issuers domiciled in the states of California and New York. Neither the Funds nor PIMCO have independently verified the information, but have no reason to believe that it is substantially different.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of Municipal Bonds. Additionally, certain other proposals have been introduced that would have the effect of taxing a portion of exempt interest and/or reducing the tax benefits of receiving exempt interest. It can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of such Municipal Bonds for investment by the Funds and the value of such Municipal Bonds held by the Funds may be affected. In addition, it is possible that events occurring after the date of a Municipal Bond’s issuance, or after a Fund’s acquisition of such obligation, may result in a determination that the interest paid on that obligation is taxable, in certain cases retroactively.

California. Each Fund investing in California Municipal Bonds, and in particular the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond and PIMCO California Short Duration Municipal Income Funds, may be particularly affected by political, economic or regulatory developments affecting the ability of California tax-exempt issuers to pay interest or repay principal.

Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California governmental issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. The information set forth below constitutes only a brief summary of a number of complex factors that may impact issuers of California Municipal Bonds. The information is derived from sources that are generally available to investors, including information promulgated by the State’s Department of Finance, the State’s Treasurer’s Office, and the Legislative Analyst’s Office. The information is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of California. Such information has not been independently verified by the Funds, and the Funds assume no responsibility for the completeness or accuracy of such information. It should be noted that the financial strength of local California issuers and the creditworthiness of obligations issued by local California issuers are not directly related to the financial strength of the State or the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Certain debt obligations held by a Fund may be obligations of issuers that rely in whole or in substantial part on California state government revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State’s General Fund to counties, cities and their various entities, which depend upon State government appropriations, is not entirely certain. To the extent local entities do not receive money from the State government to pay for their operations and services, their ability to pay debt service on obligations held by the Funds may be impaired.

Certain tax-exempt securities in which the Funds may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

California’s economy, the largest state economy in the United States and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, manufacturing, government, tourism, construction and services, and may be sensitive to economic factors affecting those industries. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy.

California’s fiscal health has improved since the severe recession ended in 2009, which caused large budget deficits. California’s General Fund budget has achieved structural balance for the last five fiscal years. In recent years, the State has paid off billions of dollars of budgetary borrowings, debts and deferrals that were accumulated to balance budgets during the most recent recession and years prior.

California’s real gross domestic product (“GDP”) increased by 2.8% in 2014, and totaled $2.3 trillion at current prices, keeping California as the eighth largest economy in the world. California has also added jobs at a faster rate than the nation since 2012. The California economy is expected to continue making solid progress. Most individual sectors of the State economy have experienced solid growth, with the exception of the agriculture sector, which experienced modest growth. Agriculture production totaled $54 billion out of $2.3 trillion in California’s GDP for 2014. At 2.3% of the total State economy, declines in the agriculture sector due to drought are expected to be offset by growth in other sectors.

The Governor released his proposed budget for fiscal year 2016-17 on January 7, 2016 (“Governor’s Budget”). The Governor’s Budget restored some previous budget cuts and expanded services, but continued to place strong emphasis on building reserves, paying down existing obligations, and restoring and upgrading the State’s infrastructure. Although a strengthening economy continues to push revenues higher, the Governor’s Budget included provisions for the next recession, as history has shown that the General Fund’s major revenue source, personal income taxes, tends to drop precipitously during economic downturns. The Governor’s Budget allocated a significant portion of discretionary resources to increasing total reserves beyond constitutional funding requirements, such as those required by Proposition 2 and Proposition 98.

On May 13, 2016, the Governor revised the projections contained in the Governor’s Budget (“May Revision”). The May Revision projected total reserves of $9.5 billion by the end of fiscal year 2016-17—$6.7 billion in the Budget Stabilization Account (“BSA”), as required under Proposition 2, and $2.8 billion in the General Fund. In addition to the required transfer to the BSA, Proposition 2 requires that an equivalent amount be used to pay down existing debts and reduce unfunded liabilities in excess of current base amounts. During fiscal year 2016-17, per the May Revision, the Governor proposed to spend a total of $1.3 billion to repay some of the General Fund’s loans from special funds and transportation projects, to partially settle-up previous Proposition 98 underfunding of local education and to reduce some of the University of California employee pension liabilities.

The May Revision projected that General Fund revenues and transfers would be $120.1 billion and expenditures would be $122.2 billion. The May Revision stated that the General Fund began fiscal year 2015-16 with a surplus balance of $3.4 billion, and projected that the General Fund would begin fiscal year 2016-17 with a surplus of approximately $4.8 billion. The projected fiscal year 2016-17 General Fund revenues and transfers were 2.6% greater than the revised fiscal year 2015-16 estimate of $117.0 billion, while the projected fiscal year 2016-17 expenditures were 5.7% greater than the revised fiscal year 2015-16 estimate of $115.6 billion.

On June 27, 2016, the Governor’s Budget was signed into law (“Enacted Budget”). The Enacted Budget projects that General Fund revenues and transfers will be $120.3 billion and expenditures will be $122.5 billion. The Enacted Budget states that the General Fund began fiscal year 2015-16 with a surplus balance of $3.4 billion, and projects that the General Fund will begin fiscal year 2016-17 with a surplus of approximately $4.9 billion. The projected fiscal year 2016-17 General Fund revenues and transfers are 2.8% greater than the revised fiscal year 2015-16 estimate of $117.0 billion, while the projected fiscal year 2016-17 expenditures are 6.0% greater than the revised fiscal year 2015-16 estimate of $115.6 billion.

According to the Legislative Analyst’s Office, California’s nonpartisan fiscal and policy advisor, the State may be reaching the peak of its long economic expansion. Planning for the next downturn, which includes setting aside budget reserves, is an important priority. The Governor’s emphasis on reserves is prudent, as a large budget reserve is the key to weathering the next recession with minimal disruption to public programs.

Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”) assign ratings to California’s long-term general obligation bonds, which represent their opinions as to the quality of the municipal bonds they rate. As of July 11, 2016, California’s general obligation bonds were assigned ratings of Aa3, AA- and A+ by Moody’s, S&P and Fitch, respectively. The ratings agencies continue to monitor the State’s budget deliberations closely to determine whether to alter the ratings. It should be recognized that these ratings are not an absolute standard of quality, but rather general indicators. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may affect the market price of the State municipal obligations in which a Fund invests.

The State is a party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

New York. Funds investing in New York Municipal Bonds, and in particular the PIMCO New York Municipal Bond Fund, may be particularly affected by political, economic or regulatory developments affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Investors should be aware that certain issuers of New York tax-exempt securities have at times experienced serious financial difficulties. A reoccurrence of these difficulties may impair the ability of certain New York issuers to maintain debt service on their obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors, including the New York State Division of the Budget and the New York City Office of Management and Budget. The information is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of New York. Such information has not been independently verified by the Funds and the Funds assume no responsibility for the completeness or accuracy of such information. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by New York City and State agencies, and that there is no obligation on the part of New York State to make payment on such local obligations in the event of default.

Relative to other states, New York has for many years imposed a very high state and local tax burden on residents. The burden of state and local taxation in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside of, or not locate within, New York. The economic and financial condition of the State also may be affected by various financial, social, economic and political factors. For example, the securities industry is more central to New York’s economy than to the national economy, therefore any significant decline in stock market performance could adversely affect the State’s income and employment levels. Furthermore, such social, economic and political factors can be very complex, may vary from year to year and can be the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State.

The fiscal stability of New York State is related to the fiscal stability of the State’s municipalities, its agencies and authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that agencies, authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of its agencies or authorities suffers serious financial difficulty, then the ability of the State, New York City, and the State’s political subdivisions, agencies and authorities to obtain financing in the public credit markets, and the market price of outstanding New York tax-exempt securities, is adversely affected.

State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economies and actions of the Federal government may create budget gaps for the State. Moreover, even an ostensibly balanced budget may still contain several financial risks. These risks include the possibility of broad economic factors, additional spending needs, revenues that may not materialize and proposals to reduce spending or raise revenues that have been previously rejected by the Legislature. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year. Under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the proposals or that the State’s actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. The fiscal stability of the State is related to the fiscal stability of its public authorities. Authorities have various responsibilities, including those that finance, construct and/or operate revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.

Authorities are generally supported by revenues generated by the projects financed or operated, such as tolls charged for use of highways, bridges or tunnels, charges for electric power, electric and gas utility services, tuition and fees, rentals charged for housing units and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities, to be made under certain circumstances directly to the authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs.

Over the near and long term, New York State and New York City may face economic problems. New York City accounts for a large portion of the State’s population and personal income, and New York City’s financial health affects the State in numerous ways. New York City continues to require significant financial assistance from the State and depends on State aid to both enable it to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets, as well as by shifts upward or downward in the State’s real estate market.

In February 2016, the State’s Division of Budget (“DOB”) issued an amended Executive Budget Financial Plan, including projections for FYs 2016 through 2020. The DOB estimates that New York’s Executive Budget would eliminate the budget gap of $1.8 billion in FY 2017. The FY 2017 authorized gap-closing plan consists of approximately $2.1 billion in savings from spending control. The budget gap represents the difference between: (a) the projected General Fund disbursements, including transfers to other funds, needed to maintain anticipated service levels and specific commitments; and (b) the expected level of resources to pay for them.

On October 29, 2012, Superstorm Sandy struck New York, causing infrastructure damage and economic losses. New York expects to receive approximately $30 billion in Federal disaster aid over the coming years for response, recovery, and mitigation costs. The State also expects to receive $1.1 billion in extraordinary Federal assistance during FY 2017 relating to Superstorm Sandy. However, there can be no assurance that all anticipated Federal disaster aid will be provided to the State, or that such Federal disaster aid will be provided on the expected schedule.

Although the State’s economy continues to show signs of growth, there are significant risks to this forecast, including the effects of: national and international events, climate change and extreme weather events; ongoing financial instability in the Euro Zone; major terrorist events, hostilities or war; changes in consumer confidence, oil supplies and oil prices; Federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts; and shifts in monetary policy affecting interest rates and the financial markets.

The State projects total employment growth of 1.4% for 2016, with strong private sector growth of 1.6% for 2016. The State projects that solid labor market growth is expected to contribute to a 4.0% increase in wages for 2016, accompanied by total personal income growth of 4.3%. The State’s unemployment rate as of April 2016 was 4.9%, which was down from 5.4% in May 2015.

Estimated total General Fund receipts are projected to be $68.8 billion for FY 2017, an annual decrease of $1.5 billion, or 4.6%. General Fund business tax receipts for FY 2016 are now projected to increase by $426 million, or 6.9%, from FY 2015 to $5.8 billion.

New York City has the largest population of any city in the U.S., and it is obligated to maintain a complex, varied and aging infrastructure. The City bears responsibility for more school buildings, firehouses, health facilities, community colleges, roads, bridges, libraries, and police precincts than any other municipality in the country.

New York City’s general debt limit, as provided in the New York State Constitution, is 10 percent of the five-year rolling average of the full value of taxable City real property. The City’s FY 2016 general debt-incurring power of $85.18 billion is projected to increase to $89.69 billion in FY 2017, to $94.09 billion in FY 2018, and to $98.60 billion by FY 2019. The City’s general obligation debt outstanding was $39.34 billion as of March 2016. After including contract and other liability and adjusting for appropriations, the City’s indebtedness that is counted toward the debt limit totaled $57.43 billion as of July 2015. This indebtedness is expected to grow to $73.71 billion by the beginning of FY 2019. The City is projected to have remaining debt-incurring capacity of $27.05 billion on July 1, 2016, $25.49 billion on July 1, 2017, and $24.88 billion on July 1, 2018.

In addition to general obligation bonds, the City maintains several additional credits, including bonds issued by the New York City Transitional Finance Authority (“NYCTFA”) and Tobacco Settlement Asset Securitization Corporation (“TSASC”). At the end of FY 2015, NYCTFA debt backed by personal income tax revenues accounted for $26.43 billion of debt. In July 2009, the State Legislature granted NYCTFA the authority to issue additional debt for general capital purposes. This additional borrowing above the initial $13.5 billion limit is secured by personal income tax revenues and counted under the City’s general debt limit. In addition to this capacity, the NYCTFA is authorized to issue up to $9.4 billion of Building Aid Revenue Bonds (BARBs) for education purposes. Approximately $7.43 billion of these bonds have been issued as of June 30, 2015. Debt service for these bonds is supported by State building aid revenues. Between FYs 2000 and 2006, TSASC contributed a total of $1.3 billion to the City’s capital program but is unlikely to provide further support to the City’s capital program. The City’s debt per capita has grown from $3,619 in FY 1992 to $9,750 by FY 2015, an increase of 169%. Over the same period, the cumulative growth rate in debt per capita was 2.3 times the City’s rate of inflation. Based on an analysis of financial statements released by other jurisdictions in FY 2014, New York City’s debt burden per capita was double the average sample of large U.S. cities.

As of July 13, 2016 New York State’s general obligation bonds are rated AA+, Aa1, and AA+ by S&P, Moody’s, and Fitch, respectively. As of July 13, 2016, New York City’s general obligation debt was rated AA by S&P, Aa2 by Moody’s, and AA by Fitch. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which a Fund invests.

Mortgage-Related Securities and Asset-Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” Certain Funds also may invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”). The PIMCO Senior Floating Rate Fund may invest up to 5% of its total assets in mortgage- or asset-backed securities.

The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that a Fund could realize losses on mortgage-related securities.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase. The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Agency Mortgage-Related Securities. The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. In 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. In 2009, the U.S. Treasury further amended the Senior Preferred Stock Purchase Agreement to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in FNMA’s and FHLMC’s net worth through the end of 2012. In August 2012, the Senior Preferred Stock Purchase Agreement was further amended to, among other things, accelerate the wind down of the retained portfolio, terminate the requirement that FNMA and FHLMC each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, PIMCO determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in PIMCO’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid (5% of “total assets,” as defined in Rule 2a-7 under the 1940 Act, in the case of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds).

Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government-sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.

Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

The Funds may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as a Fund) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as a Fund) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.

Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. Therefore, a Fund may invest more or less than 25% of its total assets in privately issued mortgage-related securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

PIMCO seeks to manage the portion of any Fund’s assets committed to privately issued mortgage-related securities in a manner consistent with the Fund’s investment objective, policies and overall portfolio risk profile. In determining whether and how much to invest in privately issued mortgage-related securities, and how to allocate those assets, PIMCO will consider a number of factors. These include, but are not limited to: (1) the nature of the borrowers (e.g., residential vs. commercial); (2) the collateral loan type (e.g., for residential: First Lien - Jumbo/Prime, First Lien - Alt-A, First Lien - Subprime, First Lien - Pay-Option or Second Lien; for commercial: Conduit, Large Loan or Single Asset / Single Borrower); and (3) in the case of residential loans, whether they are fixed rate or adjustable mortgages. Each of these criteria can cause privately issued mortgage-related securities to have differing primary economic characteristics and distinguishable risk factors and performance characteristics.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund’s investment objectives and policies, PIMCO may invest in various tranches of CMO bonds, including support bonds.

Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Mortgage-related securities include, among other things, securities that reflect an interest in reverse mortgages. In a reverse mortgage, a lender makes a loan to a homeowner based on the homeowner’s equity in his or her home. While a homeowner must be age 62 or older to qualify for a reverse mortgage, reverse mortgages may have no income restrictions. Repayment of the interest or principal for the loan is generally not required until the homeowner dies, sells the home, or ceases to use the home as his or her primary residence.

There are three general types of reverse mortgages: (1) single-purpose reverse mortgages, which are offered by certain state and local government agencies and nonprofit organizations; (2) federally-insured reverse mortgages, which are backed by the U. S. Department of Housing and Urban Development; and (3) proprietary reverse mortgages, which are privately offered loans. A mortgage-related security may be backed by a single type of reverse mortgage. Reverse mortgage-related securities include agency and privately issued mortgage-related securities. The principal government guarantor of reverse mortgage-related securities is GNMA.

Reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities due to the unique nature of the underlying loans. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain. Because reverse mortgages are offered only to persons 62 and older and there may be no income restrictions, the loans may react differently than traditional home loans to market events. Additionally, there can be no assurance that service providers to reverse mortgage trusts (RMTs) will diligently and appropriately execute their duties with respect to servicing such trusts. As a result, investors (which may include the Funds) in notes in RMTs may be deprived of payments to which they are entitled. This could result in losses to the Funds. Investors, including the Funds, may determine to pursue negotiations or legal claims or otherwise seek compensation from RMT service providers in certain instances. This may involve the Funds incurring costs and expenses associated with such actions.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities-Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Collateralized Bond Obligations, Collateralized Loan Obligations and other Collateralized Debt Obligations. The Funds (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO Total Return IV and PIMCO Treasury Money Market Funds) may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Funds’ Prospectuses (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement.

Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Additionally, the value of ABS is subject to risks associated with the servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of the security holders in and to the underlying collateral. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.

Consistent with a Fund’s investment objectives and policies, PIMCO also may invest in other types of asset-backed securities.

Real Estate Securities and Related Derivatives

Certain Funds (in particular, the PIMCO RealEstateRealReturn Strategy Fund) may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities.

REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

A Fund or some of the REITs in which a Fund may invest may be permitted to hold senior or residual interests in real estate mortgage investment conduits (“REMICs”) or debt or equity interests in taxable mortgage pools (“TMPs”). A Fund may also hold interests in “Re-REMICs”, which are interests in securitizations formed by the contribution of asset backed or other similar securities into a trust which then issues securities in various tranches. The Funds may participate in the creation of a Re-REMIC by contributing assets to the trust and receiving junior and/or senior securities in return. An interest in a Re-REMIC security may be riskier than the securities originally held by and contributed to the trust, and the holders of the Re-REMIC securities will bear the costs associated with the securitization.

Bank Obligations

Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which: (1) are not subject to prepayment; or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (5% of “total assets,” as defined in Rule 2a-7 under the 1940 Act, in the case of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) would be invested in such deposits, repurchase agreements with remaining maturities of more than seven days and other illiquid assets.

To the extent that the PIMCO Money Market Fund invests 25% or more of its assets in obligations issued by U.S. banks, the Fund will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

The PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO GNMA, PIMCO Long-Term U.S. Government, PIMCO Low Duration II, PIMCO Money Market, PIMCO Mortgage-Backed Securities, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Short Duration Municipal Income, PIMCO Total Return II and PIMCO Treasury Money Market Funds may invest in the same types of bank obligations as the other Funds, but they must be U.S. dollar-denominated. Subject to the Trust’s limitation on concentration of no more than 25% of its total assets in the securities of issuers in a particular industry, as described in the “Investment Restrictions” section below, there is no limitation on the amount of a Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

Indebtedness, Loan Participations and Assignments

Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may purchase indebtedness and participations in commercial loans, as well as interests and/or servicing or similar rights in such loans. Such investments may be secured or unsecured and may be newly-originated (and may be specifically designed for a Fund).

Indebtedness is different from traditional debt securities in that debt securities are part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which a Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. In the event of the bankruptcy of a borrower, a Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing a loan.

The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested. The Funds may make investments in indebtedness and loan participations to achieve capital appreciation, rather than to seek income.

Certain Funds that are diversified limit the amount of their total assets that they will invest in any one issuer and all Funds limit the amount of their total assets that they will invest in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, a Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers.” Treating a financial intermediary as an issuer of indebtedness may restrict a Funds’ ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness (which a Fund may originate, invest in or otherwise gain exposure to) may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIMCO believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. If a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on PIMCO’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered security (i.e., security not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, a Fund’s only recourse will be against the property securing the DIP financing.

Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may act as the originator for direct loans to a borrower. Direct loans between a Fund and a borrower may not be administered by an underwriter or agent bank. The Funds may provide financing to commercial borrowers directly or through companies acquired (or created) and owned by or otherwise affiliated with one or more Funds. The terms of the direct loans are negotiated with borrowers in private transactions. Furthermore, a direct loan may be secured or unsecured.

In determining whether to make a direct loan, a Fund will rely primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. In making a direct loan, a Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund will lose money on the loan. Furthermore, direct loans may subject a Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of a Fund to dispose of a direct loan and/or to value the direct loan.

When engaging in direct lending, a Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, a Fund will compete with a broad spectrum of lenders. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce Fund performance.

As part of its lending activities, a Fund may originate loans to companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies experiencing significant business and financial difficulties is unusually high. Different types of assets may be used as collateral for a Fund’s loans and, accordingly, the valuation of and risks associated with such collateral will vary by loan. There is no assurance that a Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company that the Fund funds, the Fund may lose all or part of the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Fund or its affiliates to the borrower. Furthermore, in the event of a default by a borrower, a Fund may have difficulty disposing of the assets used as collateral for a loan.

Various state licensing requirements could apply to a Fund with respect to investments in, or the origination and servicing of, loans and similar assets. The licensing requirements could apply depending on the location of the borrower, the location of the collateral securing the loan, or the location where the Fund or PIMCO operates or has offices. In states in which it is licensed, a Fund or PIMCO will be required to comply with applicable laws and regulations, including consumer protection and anti-fraud laws, which could impose restrictions on the Fund’s or PIMCO’s ability to take certain actions to protect the value of its investments in such assets and impose compliance costs. Failure to comply with such laws and regulations could lead to, among other penalties, a loss of a Fund’s or PIMCO’s license, which in turn could require the Fund to divest assets located in or secured by real property located in that state. These risks will also apply to issuers and entities in which a Fund invests that hold similar assets, as well as any origination company or servicer in which the Fund owns an interest.

Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. These legal proceedings range from actions involving a single plaintiff to class action lawsuits with potentially tens of thousands of class members. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent a Fund seeks to engage in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, a Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its investments.

Senior Loans

To the extent the Funds invest in senior loans, including bank loans, the Funds may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk, than funds that do not invest in such securities. These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the Funds’ ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and, a senior loan may lose significant market value before a default occurs. The Funds may also be subject to greater levels of liquidity risk than funds that do not invest in senior loans. In addition, the senior loans in which the Funds invest may not be listed on any exchange and a secondary market for such loans may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in a Fund being unable to realize full value for the senior loans and/or may result in a Fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to a Fund. Senior loans may have extended trade settlement periods, including settlement periods of greater than 7 days, which may result in cash not being immediately available to a Fund. As a result, transactions in senior loans that settle on a delayed basis may limit a Fund’s ability to make additional investments or satisfy the Fund’s redemption obligations. A Fund may seek to satisfy any short-term liquidity needs resulting from an extended trade settlement process by, among other things, selling portfolio assets, holding additional cash or entering into temporary borrowing arrangements with banks and other potential funding sources. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Fund will have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans may not be considered securities under the federal securities laws. In such circumstances, fewer legal protections may be available with respect to a Fund’s investment in senior loans. In particular, if a senior loan is not considered a security under the federal securities laws, certain legal protections normally available to securities investors under the federal securities laws, such as those against fraud and misrepresentation, may not be available. Because of the risks involved in investing in senior loans, an investment in a Fund that invests in such instruments should be considered speculative.

Investors should be aware that a Fund’s investment in a senior loan may result in the Fund or PIMCO receiving information about the issuer that may be deemed material, non-public information. Under such circumstances, the Funds’ investment opportunities may be limited, as trading in securities of such issuer may be restricted. Additionally, PIMCO may seek to avoid receiving material, non-public information about issuers of senior loans. As a result, PIMCO may forgo certain investment opportunities or be disadvantaged as compared to other investors that do not restrict information that they receive from senior loan issuers. Please see “Portfolio Managers—Conflicts of Interest—Investment Opportunities” below for more information.

Trade Claims

The Funds may purchase trade claims and similar obligations or claims against companies in bankruptcy proceedings. Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are subject to the risks associated with low-quality obligations.

Corporate Debt Securities

A Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in PIMCO’s opinion comparable in quality to corporate debt securities in which the Fund may invest.

The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s describes securities rated Baa as “judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.” S&P describes securities rated BBB as “having adequate capacity to meet financial commitments, but more subject to adverse economic conditions.” For securities rated BBB, Fitch states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.” For a discussion of securities rated below investment grade, see “High Yield Securities (“Junk Bonds”) and Securities of Distressed Companies” below.

High Yield Securities (“Junk Bonds”) and Securities of Distressed Companies

Investments in securities rated below investment grade that are eligible for purchase by certain Funds are described as “speculative” by Moody’s, S&P and Fitch. Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of debt securities that are high yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.

High yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn, for example, could cause a decline in prices of high yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities, and a high yield security may lose significant market value before a default occurs. If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds by investing in such securities, may incur additional expenses to seek recovery of their respective investments. In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. PIMCO seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

High yield and distressed company securities may not be listed on any exchange and a secondary market for such securities may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in high yield and distressed company securities may involve greater costs than transactions in more actively traded securities, which could adversely affect the price at which the Funds could sell a high yield or distressed company security, and could adversely affect the daily net asset value of the shares. A lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make high yield debt more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in a Fund being unable to realize full value for these securities and/or may result in a Fund not receiving the proceeds from a sale of a high yield or distressed company security for an extended period after such sale, each of which could result in losses to the Fund. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield and distressed company securities, especially in a thinly-traded market. When secondary markets for high yield and distressed company securities are less liquid than the market for other types of securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. PIMCO seeks to minimize the risks of investing in all securities through diversification, in-depth analysis and attention to current market developments.

The use of credit ratings as the sole method of evaluating high yield securities and debt securities of distressed companies can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. PIMCO does not rely solely on credit ratings when selecting debt securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a debt security held by a Fund, the Fund may retain the security if PIMCO deems it in the best interest of shareholders.

Creditor Liability and Participation on Creditors Committees

Generally, when a Fund holds bonds or other similar fixed income securities of an issuer, the Fund becomes a creditor of the issuer. If a Fund is a creditor of an issuer it may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. Although under no obligation to do so, PIMCO, as investment adviser to a Fund, may from time to time have an opportunity to consider, on behalf of a Fund and other similarly situated clients, negotiating or otherwise participating in the restructuring of the Fund’s portfolio investment or the issuer of such investment. PIMCO, in its judgment and discretion and based on the considerations deemed by PIMCO to be relevant, may believe that it is in the best interests of a Fund to negotiate or otherwise participate in such restructuring. Accordingly, and subject to applicable procedures approved by the Board of Trustees, a Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. Further, PIMCO has the authority, subject to the above-mentioned procedures, to represent the Trust, or any Fund(s) thereof, on creditors’ committees (or similar committees) or otherwise in connection with the restructuring of an issuer’s debt and generally with respect to challenges related to the securities held by the Funds relating to the bankruptcy of an issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted and such Funds may demand payment of principal from the issuer within that period.

Certain Funds may invest in floating rate debt instruments (“floaters”) and (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

Each of the Funds (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The PIMCO Mortgage Opportunities Fund may invest up to 10% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities. Each other Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may invest up to 5% of its total assets in any combination of mortgage-related and or other asset-backed IO, PO, or inverse floater securities. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs. To the extent permitted by each Fund’s investment objectives and general investment policies, a Fund (except for the PIMCO Government Money Market, PIMCO Money Market, PIMCO Total Return IV and PIMCO Treasury Money Market Funds) may invest in residual interest bonds without limitation. The term “residual interest bonds” generally includes tender option bond trust residual interest certificates and instruments designed to receive residual interest payments or other excess cash flows from collateral pools once other interest holders and expenses have been paid.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Certain Funds may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or by implementing “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds also may expose a Fund to certain unanticipated risks including but not limited to issuer risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Convertible Securities

Each Fund (except the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.

A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

A third party or PIMCO also may create a “synthetic” convertible security by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when PIMCO believes that such a combination may better achieve a Fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

A Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Fund in turn assumes credit risk associated with the convertible note.

Contingent Convertible Instruments. Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:

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Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.

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Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Funds, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.

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Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Equity Securities

While the securities in which certain Funds primarily intend to invest are expected to consist of fixed income securities, such Funds (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may invest in equity securities. While the PIMCO RAE Fundamental PLUS EMG, PIMCO RAE Low Volatility PLUS EMG, PIMCO RAE Fundamental Advantage PLUS, PIMCO RAE Fundamental PLUS, PIMCO RAE Fundamental PLUS International, PIMCO StocksPLUS® International (U.S. Dollar-Hedged), PIMCO StocksPLUS® International (Unhedged), PIMCO RAE Low Volatility PLUS International, PIMCO RAE Low Volatility PLUS, PIMCO StocksPLUS® Small, PIMCO RAE Fundamental PLUS Small, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Short, PIMCO StocksPLUS® Absolute Return, PIMCO RAE Worldwide Fundamental Advantage PLUS and PIMCO RAE Worldwide Long/Short PLUS Funds (together, for purposes of this section only, “Equity-Related Funds”) will normally utilize derivatives to gain exposure to equity securities, each of the Equity-Related Funds may also invest directly in equity securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The PIMCO Total Return Fund and PIMCO Total Return Fund IV may not purchase common stock, but this limitation does not prevent the Funds from holding common stock obtained through the conversion of convertible securities or common stock that is received as part of a corporate reorganization or debt restructuring (for example, as may occur during bankruptcies or distressed situations).

Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. The Funds generally consider a small-cap company to be a company with a market capitalization of up to $1.5 billion, a mid-cap company to be a company with a market capitalization of between $1.5 billion and $10 billion, and a large-cap company to be a company with a market capitalization of greater than $10 billion.

With respect to the Equity-Related Funds, though the Equity-Related Funds do not normally invest directly in equity securities, when index derivatives appear to be overvalued relative to the index, each such Equity-Related Fund may invest all of its assets in a “basket” of index stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every index stock comprising each Fund’s respective index and the return of the index itself. In such case, PIMCO may employ fundamental analysis of factors such as earnings growth, price to earnings ratio, dividend growth and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the applicable Equity-Related Fund are not limited to those with any particular weighting in the applicable benchmark.

Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants, which are discussed elsewhere in the Prospectuses and this Statement of Additional Information. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.

Preferred Stock

Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Depositary Receipts

Certain Funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and similar securities that represent interests in a company’s securities that have been deposited with a bank or trust and that trade on an exchange or over-the-counter (“OTC”). For example, ADRs represent interests in a non-U.S. company but trade on a U.S. exchange or OTC and are denominated in U.S. dollars. These securities represent the right to receive securities of the foreign issuer deposited with the bank or trust. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, there are generally no fees imposed on the purchase or sale of these securities, other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may be untimely.

Warrants to Purchase Securities

The Funds (except the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may invest in or acquire warrants to purchase equity or fixed income securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

A Fund (except the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) will not invest more than 5% of its net assets in warrants to purchase securities. The PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds will not invest in warrants. Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

The Funds (except the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may from time to time use non-standard warrants, including low exercise price warrants or low exercise price options (“LEPOs”), to gain exposure to issuers in certain countries. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. Additionally, LEPOs entail the same risks as other OTC derivatives, including the risks that the counterparty or issuer of the LEPO may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Furthermore, while LEPOs may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO will be willing to repurchase such instrument when a Fund wishes to sell it.

Foreign Securities

The PIMCO Government Money Market and PIMCO Treasury Money Market Funds may not invest in securities of foreign issuers. Each other Fund (except for the following Funds: PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO Long-Term U.S. Government, PIMCO Low Duration II, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO Total Return II Funds) may invest in corporate debt securities of foreign issuers, preferred or preference stock of foreign issuers (except for the PIMCO Money Market Fund), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The PIMCO GNMA, PIMCO Money Market and PIMCO Mortgage-Backed Securities Funds may invest in securities of foreign issuers only if they are U.S. dollar-denominated.

PIMCO generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country). With respect to the PIMCO RAE Fundamental PLUS EMG, PIMCO RAE Low Volatility PLUS EMG, PIMCO RAE Fundamental Advantage PLUS, PIMCO RAE Fundamental PLUS, PIMCO RAE Fundamental PLUS International, PIMCO StocksPLUS® International (U.S. Dollar-Hedged), PIMCO StocksPLUS® International (Unhedged), PIMCO RAE Low Volatility PLUS International, PIMCO RAE Low Volatility PLUS, PIMCO Multi-Strategy Alternative, PIMCO StocksPLUS® Small, PIMCO RAE Fundamental PLUS Small, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Short, PIMCO StocksPLUS® Absolute Return, PIMCO RAE Worldwide Fundamental Advantage PLUS and PIMCO RAE Worldwide Long/Short PLUS Funds’ (together, for purposes of this section only, “Equity-Related Funds”) derivative instruments, PIMCO generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets of the derivative instrument, or a substantial portion of the components of the index to which the derivative instrument is exposed, are: (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign governments; or (iii) instruments or securities that are issued by issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country). Further, with respect to the Equity-Related Funds’ derivative instruments, where a derivative instrument is exposed to an index, PIMCO generally considers the derivative to be economically tied to each country represented by the components of the underlying index pursuant to the criteria set forth in the preceding sentence.

A Fund that invests in instruments economically tied to non-U.S. countries may invest in a range of countries and, as such, the value of the Fund’s assets may be affected by uncertainties such as international political developments, changes in government policies, changes in taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of countries in which investment may be made.

PIMCO generally considers an instrument to be economically tied to an emerging market country if the security’s “country of exposure” is an emerging market country, as determined by the criteria set forth below. Alternatively, such as when a “country of exposure” is not available or when PIMCO believes the following tests more accurately reflect which country the security is economically tied to, PIMCO may consider an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. A security’s “country of exposure” is determined by PIMCO using certain factors provided by a third-party analytical service provider. The factors are applied in order such that the first factor to result in the assignment of a country determines the “country of exposure.” The factors, listed in the order in which they are applied, are: (i) if an asset-backed or other collateralized security, the country in which the collateral backing the security is located, (ii) if the security is guaranteed by the government of a country (or any political subdivision, agency, authority or instrumentality of such government), the country of the government or instrumentality providing the guarantee, (iii) the “country of risk” of the issuer, (iv) the “country of risk” of the issuer’s ultimate parent, or (v) the country where the issuer is organized or incorporated under the laws thereof. “Country of risk” is a separate four-part test determined by the following factors, listed in order of importance: (i) management location, (ii) country of primary listing, (iii) sales or revenue attributable to the country, and (iv) reporting currency of the issuer. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. In exercising such discretion, PIMCO identifies countries as emerging markets consistent with the strategic objectives of the particular Fund. For example, a Fund may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging markets indices. In some cases, this approach may result in PIMCO identifying a particular country as an emerging market with respect to certain Funds but not others.

The PIMCO Capital Securities and Financials, PIMCO Diversified Income, PIMCO Emerging Local Bond, PIMCO Emerging Markets Corporate Bond, PIMCO Emerging Markets Bond, PIMCO Emerging Markets Currency, PIMCO Emerging Markets Full Spectrum Bond, PIMCO Floating Income, PIMCO Foreign Bond (Unhedged), PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Global Advantage® Strategy Bond, PIMCO Global Bond (Unhedged), PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset, PIMCO Multi-Strategy Alternative, PIMCO RealPathTM Income, PIMCO RealPathTM 2020, PIMCO RealPathTM 2025, PIMCO RealPathTM 2030, PIMCO RealPathTM 2035, PIMCO RealPathTM 2040, PIMCO RealPathTM 2045, PIMCO RealPathTM 2050, PIMCO RealPathTM 2055 and PIMCO TRENDS Managed Futures Strategy Funds may

invest, without limit, in securities and instruments that are economically tied to emerging market countries. The PIMCO High Yield Spectrum Fund may invest without limit in securities and instruments of corporate issuers economically tied to emerging market countries and may invest up to 10% of its total assets in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities, that are economically tied to emerging market countries. The PIMCO GNMA Fund, PIMCO Mortgage-Backed Securities Fund and PIMCO Short Asset Investment Fund may each invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries. With respect to each of the following additional limitations on investments in securities and instruments economically tied to emerging market countries, the following limitations do not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means a Fund may invest in such sovereign debt instruments, together with any other investments denominated in foreign currencies, up to the Fund’s disclosed limitation (stated as a percentage of total assets) on investments in non-U.S. Dollar-denominated securities and instruments, if any, or if the Fund has no disclosed limitation on investments in non-U.S. Dollar-denominated securities and instruments, the Fund may invest in such sovereign debt instruments without limitation subject to any applicable legal or regulatory limitation:

•	The PIMCO Credit Absolute Return Fund may invest up to 70% of its total assets in securities and instruments that are economically tied to emerging market countries.

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Each of the PIMCO Unconstrained Bond and PIMCO Unconstrained Tax Managed Bond Funds may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries.

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Each of the PIMCO RAE Fundamental PLUS EMG, PIMCO RAE Fundamental Advantage PLUS, PIMCO RAE Fundamental PLUS, PIMCO RAE Fundamental PLUS International, PIMCO StocksPLUS® International (Unhedged), PIMCO StocksPLUS® International (U.S. Dollar-Hedged), PIMCO Investment Grade Corporate Bond, PIMCO Long-Term Credit, PIMCO StocksPLUS® Small, PIMCO RAE Fundamental PLUS Small, PIMCO StocksPLUS® Absolute Return, PIMCO StocksPLUS® Short and PIMCO RAE Worldwide Fundamental Advantage PLUS Funds may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

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With respect to each Fund’s fixed income investments, each of the PIMCO RAE Low Volatility PLUS EMG, PIMCO RAE Low Volatility PLUS International, PIMCO RAE Low Volatility PLUS and PIMCO RAE Worldwide Long/Short PLUS Funds may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

•	The PIMCO Income Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries.

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Each of the PIMCO Extended Duration, PIMCO High Yield, PIMCO Long Duration Total Return, PIMCO Moderate Duration, PIMCO StocksPLUS® Long Duration, PIMCO Total Return and PIMCO Total Return III Funds may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

•	The PIMCO Short-Term Fund may invest up to 5% of its total assets in securities and instruments that are economically tied to emerging market countries.

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Each remaining Fund that is permitted to invest in foreign (non-U.S.) securities, except for the PIMCO Money Market Fund, may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

Investment risk may be particularly high to the extent that a Fund invests in instruments economically tied to emerging market countries. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed countries. Certain Funds may invest in emerging markets that may be in the process of opening to trans-national investment, which may increase these risks. Risks particular to emerging market countries include, but are not limited to, the following risks.

General Emerging Market Risk. The securities markets of countries in which the Funds may invest may be relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers in countries in which the Funds may invest may not be subject to a high degree of regulation and the financial institutions with which the Funds may trade may not possess the same degree of financial sophistication, creditworthiness or resources as those in developed markets. Furthermore, the legal infrastructure and accounting, auditing and reporting standards in certain countries in which the Funds may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets.

Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Funds’ investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Funds could lose their entire investment in that country. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Funds invest a portion of their assets in a concentrated geographic area, the Funds will generally have more exposure to regional economic risks associated with that geographic area.

Restrictions on Foreign Investment. A number of emerging securities markets restrict foreign investment to varying degrees. Furthermore, repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. While the Funds that may invest in securities and instruments that are economically tied to emerging market countries will only invest in markets where these restrictions are considered acceptable, new or additional repatriation or other restrictions might be imposed subsequent to the Funds’ investment. If such restrictions were to be imposed subsequent to the Funds’ investment in the securities markets of a particular country, the Funds’ response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Funds’ liquidity needs and all other acceptable positive and negative factors. Some emerging markets limit foreign investment, which may decrease returns relative to domestic investors. The Funds may seek exceptions to those restrictions. If those restrictions are present and cannot be avoided by the Funds, the Funds’ returns may be lower.

Settlement Risks. Settlement systems in emerging markets may be less well organized and less transparent than in developed markets and transactions may take longer to settle as a result. Supervisory authorities may also be unable to apply standards which are comparable with those in developed markets. Thus there may be risks that settlement may be delayed and that cash or securities belonging to the Funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment shall be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank (the “Counterparty”) through whom the relevant transaction is effected might result in a loss being suffered by the Funds. A Fund may not know the identity of a Counterparty, which may increase the possibility of the Fund not receiving payment or delivery of securities in a transaction. The Funds will seek, where possible, to use Counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Funds will be successful in eliminating or reducing this risk, particularly as Counterparties operating in emerging market countries frequently lack the substance, capitalization and/or financial resources of those in developed countries.

There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to the Funds. Furthermore, compensation schemes may be non-existent, limited or inadequate to meet the Funds’ claims in any of these events.

Counterparty Risk. Trading in the securities of developing markets presents additional credit and financial risks. The Funds may have limited access to, or there may be a limited number of, potential Counterparties that trade in the securities of emerging market issuers. Governmental regulations may restrict potential Counterparties to certain financial institutions located or operating in the particular emerging market. Potential Counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed markets. Currency hedging techniques may not be available or may be limited. The Funds may not be able to reduce or mitigate risks related to trading with emerging market Counterparties. The Funds will seek, where possible, to use Counterparties whose financial status is such that the risk of default is reduced, but the risk of losses resulting from default is still possible.

Government in the Private Sector. Government involvement in the private sector varies in degree among the emerging markets in which the Funds invest. Such involvement may, in some cases, include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any emerging market country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies, to the possible detriment of the Funds’ investment in that country.

Litigation. The Funds may encounter substantial difficulties in obtaining and enforcing judgments against individuals and companies located in certain emerging market countries. It may be difficult or impossible to obtain or enforce legislation or remedies against governments, their agencies and sponsored entities.

Fraudulent Securities. It is possible, particularly in markets in emerging market countries, that purported securities in which the Funds invest may subsequently be found to be fraudulent and as a consequence the Funds could suffer losses.

Taxation. Non-U.S. laws governing the taxation of income and capital gains accruing to non-residents varies among emerging market countries and, in some cases, is comparatively high. In addition, emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Funds could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets. The Funds will seek to reduce these risks by careful management of their assets. However, there can be no assurance that these efforts will be successful.

Political Risks/Risks of Conflicts. Recently, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or other political developments cannot be excluded. Apparently stable systems may experience periods of disruption or improbable reversals of policy. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments could adversely affect the

Funds’ investments. The transformation from a centrally planned, socialist economy to a more market oriented economy has also resulted in many economic and social disruptions and distortions. Moreover, there can be no assurance that the economic, regulatory and political initiatives necessary to achieve and sustain such a transformation will continue or, if such initiatives continue and are sustained, that they will be successful or that such initiatives will continue to benefit foreign (or non-national) investors. Certain instruments, such as inflation index instruments, may depend upon measures compiled by governments (or entities under their influence) which are also the obligors.

Each Fund (except for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO Long-Term U.S. Government, PIMCO Low Duration II, PIMCO Money Market, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond , PIMCO Short Duration Municipal Income, PIMCO Total Return II and PIMCO Treasury Money Market Funds) may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings were implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela. Beginning in the early 2000s, certain countries began retiring their Brady Bonds, including Brazil, Colombia, Mexico, the Philippines and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the OTC secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities also may depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. A Fund’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund’s income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Euro- and EU-related risks. The global economic crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all experienced large public budget deficits, the effects of which are still yet unknown and may slow the overall recovery of the European economies from the global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or other central banks or supranational agencies such as the International Monetary Fund. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn which could significantly affect the value of a Fund’s European investments.

The Economic and Monetary Union of the European Union (“EMU”) is comprised of the European Union (“EU”) members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary policies implemented by the EMU and European Central Bank. The euro currency may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally.

It is possible that one or more EMU member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EMU, and global markets are impossible to predict, but are likely to be negative. The exit of any country out of the euro may have an extremely destabilizing effect on other eurozone countries and their economies and a negative effect on the global economy as a whole. Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties. In addition, in the event of one or more countries’ exit from the euro, it may be difficult to value investments denominated in euros or in a replacement currency.

The Funds may face potential risks associated with the referendum on the United Kingdom’s continued membership in the EU, which resulted in a vote for the United Kingdom to leave the EU. The vote to leave the EU may result in substantial volatility in foreign exchange markets and may lead to a sustained weakness in the British pound’s exchange rate against the United States dollar, the euro and other currencies, which may impact Fund returns. The vote to leave the EU may result in a sustained period of market uncertainty, as the United Kingdom seeks to negotiate the terms of its exit. It may also destabilize some or all of the other EU member countries and/or the Eurozone. These developments could result in losses to the Funds, as there may be negative effects on the value of Funds’ investments and/or on Funds’ ability to enter into certain transactions or value certain investments, and these developments may make it more difficult for Funds to exit certain investments at an advantageous time or price. Such events could result from, among other things, increased uncertainty and volatility in the United Kingdom, the EU and other financial markets; fluctuations in asset values; fluctuations in exchange rates; decreased liquidity of investments located, traded or listed within the United Kingdom, the EU or elsewhere; changes in the willingness or ability of financial and other counterparties to enter into transactions or the price and terms on which other counterparties are willing to transact; and/or changes in legal and regulatory regimes to which Fund investments are or become subject. Any of these events, as well as an exit or expulsion of an EU member state other than the United Kingdom from the EU, could negatively impact Fund returns.

Investments in Russia. Certain Funds may invest in securities and instruments that are economically tied to Russia. In determining whether an instrument is economically tied to Russia, PIMCO uses the criteria for determining whether an instrument is economically tied to an emerging market country as set forth above under “Foreign Securities.” In addition to the risks listed above under “Foreign Securities,” investing in Russia presents additional risks. In particular, investments in Russia are subject to the risk that the United States and/or other countries may impose economic sanctions. Such sanctions – which may impact companies in many sectors, including energy, financial services and defense, among others – may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain investments in Russian companies or instruments tied to Russian companies may be prohibited and/or existing investments may become illiquid (e.g., in the event that a Fund is prohibited from transacting in certain existing investments tied to Russia), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions. It is also possible that such sanctions may prevent U.S.-based entities that provide services to a Fund from transacting with Russian entities. Under such circumstances, a Fund may not receive payments due with respect to certain investments, such as the payments due in connection with the Fund’s holding of a fixed income security. More generally, investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries. Over the past century, Russia has experienced political, social and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country’s economic reform initiatives have floundered. In this environment, there is always the risk that the nation’s government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed under the old Soviet Union.

Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Investments in Russia may be subject to the risk of nationalization or expropriation of assets.

Compared to most national securities markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, because of less stringent auditing and financial reporting standards than apply to U.S. companies, there may be little reliable corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies. Securities of Russian companies also may experience greater price volatility than securities of U.S. companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central securities depository and no central registration system for security holders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity, and it is possible for a Fund to lose its registration through fraud, negligence, or even mere oversight. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons. A Fund also may experience difficulty in obtaining and/or enforcing judgments in Russia.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, there is the risk that the Russian government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

Investments in the People’s Republic of China. Certain Funds that may invest in emerging market countries may invest in securities and instruments that are economically tied to the People’s Republic of China (“PRC”). Such investment may be made through the PRC qualified foreign institutional investor (“QFII”) program and/or the RMB qualified foreign institutional investor (“RQFII”) program. In determining whether an instrument is economically tied to the PRC, PIMCO uses the criteria for determining whether an instrument is economically tied to an emerging market country as set forth above under “Foreign Securities.” In addition to the risks listed above under “Foreign Securities,” including those associated with investing in emerging markets, investing in the PRC presents additional risks. These additional risks include (without limitation): (a) inefficiencies resulting from erratic growth; (b) the unavailability of consistently-reliable economic data; (c) potentially high rates of inflation; (d) dependence on exports and international trade; (e) relatively high levels of asset price volatility; (f) small market capitalization and less liquidity; (g) greater competition from regional economies; (h) fluctuations in currency exchange rates, particularly in light of the relative lack of currency hedging instruments and controls on the ability to exchange local currency for U.S. dollars; (i) the relatively small size and absence of operating history of many Chinese companies; (j) the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce; (k) uncertainty with respect to the development of the QFII / RQFII program and commitment of the government of the PRC to economic reforms; and (l) the risk that Chinese regulators may suspend trading in Chinese issuers (or permit such issuers to suspend trading) during market disruptions, and that such suspensions may be widespread.

In addition, there is a lower level of regulation and enforcement activity in these securities markets compared to more developed international markets. There could potentially be a lack of consistency in interpreting and applying the relevant regulations and a risk that the regulators may impose immediate or rapid changes to existing or introduce new laws, rules, regulations or policies without any prior consultation with or notice to market participants which may severely restrict the Fund’s ability to pursue its investment objectives or strategies. There also exists control on foreign investment in China and limitations on repatriation of invested capital. Under the QFII / RQFII program, there are certain regulatory restrictions particularly on aspects including (without limitation to) investment scope, investment quota, repatriation of funds, foreign shareholding limit and account structure. As a result of PRC regulatory requirements, a Fund may be limited in its ability to invest in securities or instruments tied to the PRC and/or may be required to liquidate its holdings in securities or instruments tied to the PRC. Under certain instances such as when the price of the securities is at a low level, the involuntary liquidations may result in losses for a Fund. In addition, securities exchanges in the PRC typically have the right to suspend or limit trading in any security traded on the relevant exchange. The PRC government or relevant PRC regulators may also implement policies that may adversely affect the PRC financial markets. Such suspensions, limitations or policies may have a negative impact on the performance of a Fund’s investments.

To the extent permissible by the relevant PRC regulations or authorities, the Fund may also directly invest in permissible products (which include cash bonds) traded on China inter-bank bond market (“CIBM”) in compliance with the relevant rules issued by the People’s Bank of China (“PBOC”, including its Shanghai Head Office) in 2016 including the Announcement [2016] No.3 and its implementing rules (“CIBM Rules”). Although there is no quota restriction under the CIBM Rules, relevant information about the Fund’s investment such as the anticipated investment volume and investment term needs to be filed with PBOC and an updated filing will be required if there is any significant change to the filed information. An onshore trading and settlement agent shall be engaged by PIMCO as the manager of the Fund to make the filing on behalf of the relevant Fund and conduct trading and settlement agency services for the Fund. PBOC will exercise on-going supervision on the onshore settlement agent and the Fund’s trading under the CIBM Rules and may take relevant administrative actions such as suspension of trading and mandatory exit against the Fund and/or PIMCO in the event of any incompliance with the CIBM Rules. The CIBM Rules are very new and have yet to be tested on the market. At this stage the CIBM Rules are still subject to further clarification and/or changes, which may adversely affect the Fund’s capability to invest in the CIBM.

Although the PRC has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. As an emerging market, many factors may affect such stability – such as increasing gaps between the rich and poor or agrarian unrest and instability of existing political structures – and may result in adverse consequences to a Fund investing in securities and instruments economically tied to the PRC. Political uncertainty, military intervention and political corruption could reverse favorable trends toward market and economic reform, privatization and removal of trade barriers, and could result in significant disruption to securities markets.

The PRC is dominated by the one-party rule of the Communist Party. Investments in the PRC are subject to risks associated with greater governmental control over and involvement in the economy. The PRC manages its currency at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which, in turn, can have a disruptive and negative effect on foreign investors. The PRC also may restrict the free conversion of its currency into foreign currencies, including the U.S. dollar. Currency repatriation restrictions may have the effect of making securities and instruments tied to the PRC relatively illiquid, particularly in connection with redemption requests. In addition, the government of the PRC exercises significant control over economic growth through direct and heavy involvement in resource allocation and monetary policy, control over payment of foreign currency denominated obligations and provision of preferential treatment to particular industries and/or companies. Economic reform programs in the PRC have contributed to growth, but there is no guarantee that such reforms will continue.

Natural disasters such as droughts, floods, earthquakes and tsunamis have plagued the PRC in the past, and the region’s economy may be affected by such environmental events in the future. A Fund’s investment in the PRC is, therefore, subject to the risk of such events. In addition, the relationship between the PRC and Taiwan is particularly sensitive, and hostilities between the PRC and Taiwan may present a risk to a Fund’s investments in the PRC.

The application of tax laws (e.g., the imposition of withholding taxes on dividend or interest payments) or confiscatory taxation may also affect a Fund’s investment in the PRC. Because the rules governing taxation of investments in securities and instruments economically tied to the PRC are unclear, PIMCO may provide for capital gains taxes on Funds investing in such securities and instruments by reserving both realized and unrealized gains from disposing or holding securities and instruments economically tied to the PRC. This approach is based on current market practice and PIMCO’s understanding of the applicable tax rules. Changes in market practice or understanding of the applicable tax rules may result in the amounts reserved being too great or too small relative to actual tax burdens.

Investing through Stock Connect. Certain Funds may invest in eligible securities (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) through the Hong Kong – Shanghai Stock Connect (“Stock Connect”) program. Stock Connect allows non-Chinese investors (such as the Funds) to purchase certain SSE-listed equities via brokers in Hong Kong. Although Stock Connect is the first program allowing non-Chinese investors to trade Chinese equities without a license, purchases of securities through Stock Connect are subject to market-wide quota limitations, which may prevent a Fund from purchasing Stock Connect securities when it is otherwise advantageous to do so. An investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through Stock Connect and to enter into or exit trades where it is advantageous to do so on the same trading day. Because Stock Connect trades are routed through Hong Kong brokers and the Hong Kong Stock Exchange, Stock Connect is affected by trading holidays in either Shanghai or Hong Kong, and there are trading days in Shanghai when Stock Connect investors will not be able to trade. As a result, prices of Stock Connect may fluctuate at times when the Fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Stock Connect. Because Stock Connect is relatively new, its effects on the market for trading China A-shares are uncertain. In addition, the trading, settlement and IT systems required to operate Stock Connect are relatively new and continuing to evolve. In the event that the relevant systems do not function properly, trading through Stock Connect could be disrupted.

Stock Connect is subject to regulation by both Hong Kong and China. Regulators in both jurisdictions are allowed to suspend Stock Connect trading; Chinese regulators may also suspend trading in Chinese issuers (or permit such issuers to suspend trading) during market disruptions, and such suspensions may be widespread. There can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. Stock Connect transactions are not covered by investor protection programs of either the Hong Kong or Shanghai Stock Exchanges, although any default by a Hong Kong broker should be subject to established Hong Kong law. In China, Stock Connect securities are held on behalf of ultimate investors (such as the Fund) by the Hong Kong Securities Clearing Company Limited (“HKSCC”) as nominee. While Chinese regulators have affirmed that the ultimate investors hold a beneficial interest in Stock Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership and the law surrounding beneficial ownership will continue to evolve. A Fund may not be able to participate in corporate actions affecting Stock Connect securities due to time constraints or for other operational reasons. Similarly, a Fund will not be able to vote in shareholders’ meetings except through HKSCC and will not be able to attend shareholders’ meetings. Stock Connect trades are settled in Renminbi (RMB), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.

Stock Connect trades are either subject to certain pre-trade requirements or must be placed in special segregated accounts that allow brokers to comply with these pre-trade requirements by confirming that the selling shareholder has sufficient Stock Connect securities to complete the sale. If a Fund does not utilize a special segregated account, a Fund will not be able to sell the shares on any trading day where it fails to comply with the pre-trade checks. In addition, these pre-trade requirements may, as a practical matter, limit the number of brokers that a Fund may use to execute trades. While the Fund may use special segregated accounts in lieu of the pre-trade check, many market participants have yet to fully implement IT systems necessary to complete trades involving securities in such accounts in a timely manner. Market practice with respect to special segregated accounts is continuing to evolve.

Foreign Currency Transactions

All Funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”). Funds may engage in these transactions in order to attempt to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. These Funds also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a certain amount of a specific currency at a future date, which may be three business days or more from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards are used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:

Lock In. When PIMCO desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

Direct Hedge. If PIMCO wants to eliminate substantially all of the risk of owning a particular currency, and/or if PIMCO thinks that a Fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the bond.

Proxy Hedge. PIMCO might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund’s net asset value per share.

The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if PIMCO’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have the flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder. Under definitions adopted by the Commodity Futures Trading Commission (“CFTC”) and SEC, many non-deliverable foreign currency forwards are considered swaps for certain purposes, including the determination of whether such instruments need to be exchange-traded and centrally cleared as discussed further in “Risks of Potential Government Regulation of Derivatives.” These changes are expected to reduce counterparty risk as compared to bi-laterally negotiated contracts.

Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

Tax Consequences of Hedging. Under applicable tax law, the Funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the Funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging also may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Funds and could affect whether dividends paid by the Funds are classified as capital gains or ordinary income.

Foreign Currency Exchange-Related Securities

Foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsTM (“CEWsTM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities (“PERLsTM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper (“PIPsTM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Borrowing

Except as described below, each Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. A Fund also may borrow money for temporary administrative purposes in an amount not to exceed 5% of the Fund’s total assets.

Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each of the PIMCO Global Bond Fund (U.S. Dollar-Hedged) and PIMCO Total Return Fund IV has adopted a non-fundamental investment restriction under which the respective Fund may not borrow in excess of 10% of the value of its total assets and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) or for extraordinary or emergency purposes. Non-fundamental investment restrictions may be changed without shareholder approval.

A Fund (except the PIMCO Government Money Market Fund) may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund to another party, such as a bank or broker-dealer, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. With respect to reverse repurchase agreements in which banks are counterparties, the Fund may treat such transactions as bank borrowings, which would be subject to the Fund’s limitations on borrowings. Such treatment would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to one-third of a Fund’s total assets (except the PIMCO Global Bond Fund (U.S. Dollar-Hedged) and PIMCO Total Return Fund IV).

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within a specified percentage of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets (or cash equivalent securities in the case of the PIMCO Total Return Fund IV) equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities. A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty that purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

It is possible that changing government regulation may affect a Fund’s use of these strategies. In December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of instruments including reverse repurchase agreements, short sale borrowings, and any firm or standby commitment agreements or similar agreements. If adopted as proposed, these regulations could significantly limit or impact the Funds’ ability to invest in such instruments, limit the Funds’ ability to employ certain strategies that use such instruments and adversely affect the Funds’ performance, efficiency in implementing their strategy, liquidity and ability to pursue their investment objectives. Also, changes in regulatory requirements concerning margin for certain types of financing transactions, such as repurchase agreements, reverse repurchase agreements, and securities lending and borrowing, could impact a Fund’s ability to utilize these investment strategies and techniques.

Derivative Instruments

In pursuing their individual objectives, the Funds (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may, to the extent permitted by their investment objectives and policies, purchase and sell (write) both put options and call options on securities, swap agreements, recovery locks, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies, except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. The Funds (except for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO GNMA, PIMCO Government Money Market, PIMCO Long-Term U.S. Government, PIMCO Low Duration II, PIMCO Money Market, PIMCO Mortgage-Backed Securities, PIMCO Mortgage Opportunities, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Short Duration Municipal Income, PIMCO Total Return II, PIMCO Total Return IV and PIMCO Treasury Money Market Funds) also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) also may enter into swap agreements with respect to interest rates, commodities, and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund also may use those instruments, provided that the Board of Trustees determines their use is consistent with the Fund’s investment objective.

The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of PIMCO to forecast interest rates and other economic factors correctly. If PIMCO incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

The Funds might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If PIMCO incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of Fixed Income Instruments, changes in the value of the Fixed Income Instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Participation in the markets for derivative instruments involves investment risks and transaction costs to which a Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Fund and its counterparty and certain derivative transactions may be terminated by the counterparty or the Fund, as the case may be, upon the occurrence of certain Fund-related or counterparty-related events, which may result in losses or gains to the Fund based on the market value of the derivative transactions entered into between the Fund and the counterparty. In addition, such early terminations may result in taxable events and accelerate gain or loss recognition for tax purposes. It may not be possible for a Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Upon the expiration or termination of a particular contract, a Fund may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found, which could cause the Fund not to be able to maintain certain desired investment exposures or not to be able to hedge other investment positions or risks, which could cause losses to the Fund. Furthermore, after such an expiration or termination of a particular contract, a Fund may have fewer counterparties with which to engage in additional derivative transactions, which could lead to potentially greater counterparty risk exposure to one or more counterparties and which could increase the cost of entering into certain derivatives. In such cases, the Fund may lose money.

A Fund may engage in investment strategies, including the use of derivatives, to, among other things, generate current, distributable income without regard to possible declines in the Fund’s net asset value. A Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains for distributions, which will generally be taxable, even in situations when the Fund has experienced a decline in net assets, including losses due to adverse changes in securities markets or the Fund’s portfolio of investments, including derivatives.

Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed-income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an OTC market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price often at any time during the term of the option for American options or only at expiration for European options. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put). Certain put options written by a Fund, which counterparties may use as a source of liquidity, may be structured to have an exercise price that is less than the market value of the underlying securities that would be received by the Fund. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will “cover” its obligations when it writes call options or put options. In the case of a call option on a debt obligation or other security, the option is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in such amount are segregated by its custodian or “earmarked”) upon conversion or exchange of other securities held by a Fund. A call option on a security is also “covered” if a Fund does not hold the underlying security or have the right to acquire it, but the Fund segregates or “earmarks” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount equal to the value of the underlying security (minus any collateral deposited with a broker-dealer or other financial institution), on a mark-to-market basis (a so-called “naked” call option).

For a call option on an index, the option is covered if a Fund maintains with its custodian liquid assets in an amount equal to the Fund’s net obligation under the option. A call option is also covered if a Fund holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” liquid assets. A put option on a security or an index is covered if a Fund segregates or “earmarks” liquid assets equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” liquid assets. Obligations under written call and put options so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restrictions concerning senior securities and borrowings.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and ask prices.

The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or where the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The writer of an American option often has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. To the extent a Fund writes a put option, the Fund has assumed the obligation during the option period to purchase the underlying investment from the put buyer at the option’s exercise price if the put buyer exercises its option, regardless of whether the value of the underlying investment falls below the exercise price. This means that a Fund that writes a put option may be required to take delivery of the underlying investment and make payment for such investment at the exercise price. This may result in losses to the Fund and may result in the Fund holding the underlying investment for some period of time when it is disadvantageous to do so.

If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

To the extent that a Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If a Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.

Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. These Funds may buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are bilateral contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Under definitions adopted by the CFTC and SEC, many foreign currency options are considered swaps for certain purposes, including determination of whether such instruments need to be exchange-traded and centrally cleared as discussed further in “Risks of Potential Government Regulation of Derivatives.”

Futures Contracts and Options on Futures Contracts. A futures contract is an agreement to buy or sell a security or other asset for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, a party can close out its position on the exchange for cash, without delivering the security or other asset. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price and on or before a specified expiration date.

Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it also may invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale or purchase of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which a party agrees to pay or receive an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including , but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the Markit CDX credit index; the iTraxx credit index; U.S. Treasury bonds; U.S. Treasury notes; U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. Certain futures contracts on indexes, financial instruments or foreign currencies may represent new investment products that lack track records. Certain of the Funds also may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement to buy or sell a commodity, such as an energy, agricultural or metal commodity at a later date at a price and quantity agreed-upon when the contract is bought or sold.

A Fund may purchase and write call and put futures options, as specified for that Fund in the Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

Certain Funds have filed a notice of eligibility with the National Futures Association to claim an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and, therefore, are not subject to registration or regulation as commodity pools under the CEA. PIMCO is not deemed to be a CPO with respect to its service as investment adviser to these Funds. Additionally, certain Funds operating as funds-of-funds have claimed a temporary exemption from the definition of CPO under the CEA and, therefore, are not currently subject to registration or regulation as commodity pools under the CEA. PIMCO is not currently deemed to be a CPO with respect to its service as investment adviser to these funds-of-funds.

In 2012, the CFTC adopted certain rule amendments that significantly affected the exemptions that were available to each of the Funds and Subsidiaries. Effective January 1, 2013, certain Funds and Subsidiaries, as well as PIMCO, operate subject to CFTC regulation because of these changes.

To the extent any Funds are, or become, no longer eligible to claim an exclusion from CFTC regulation, these Funds may consider steps in order to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. The table below identifies which Funds and Subsidiaries are subject to CFTC regulation, as of July 29, 2016, unless otherwise noted:

Funds and Subsidiaries Subject to CFTC Regulation

PIMCO CommoditiesPLUS® Strategy Fund and its Subsidiary

PIMCO CommodityRealReturn Strategy Fund®

PIMCO Global Advantage® Strategy Bond Fund

PIMCO Global Bond Fund (US Dollar-Hedged)

PIMCO Global Multi-Asset Fund and its Subsidiary

PIMCO Inflation Response Multi-Asset Fund and its Subsidiary

PIMCO Multi-Strategy Alternative Fund

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE Fundamental PLUS EMG Fund

PIMCO RAE Fundamental PLUS Fund

PIMCO RAE Fundamental PLUS International Fund

PIMCO RAE Fundamental PLUS Small Fund

PIMCO RAE Low Volatility PLUS EMG Fund

PIMCO RAE Low Volatility PLUS Fund

PIMCO RAE Low Volatility PLUS International Fund

PIMCO RAE Worldwide Fundamental Advantage PLUS Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO RealPathTM 2055 Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

PIMCO TRENDS Managed Futures Strategy Fund and its Subsidiary

PIMCO Unconstrained Bond Fund

PIMCO Unconstrained Tax Managed Bond Fund

Limitations on Use of Futures and Futures Options. When a purchase or sale of a futures contract is made by such Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing an offsetting futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

When purchasing a futures contract that cash settles, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the mark-to-market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract that cash settles, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees that are equal to the mark-to-market value of the futures contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

With respect to futures contracts that “physically settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the full notional value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily mark-to-market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the full notional value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full notional value of the futures contract.

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in the Prospectuses.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options and forward contracts. See “Taxation.”

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of such Fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts, including but not limited to:

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Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

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Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

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Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency exchange contracts and options on forward currency exchange contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements. Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it also may invest in currency exchange rate swap agreements. A Fund also may enter into options on swap agreements (“swaptions”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in a more cost efficient manner.

OTC swap agreements are bilateral contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard OTC swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Certain swap agreements, such as interest rate swaps, are traded on exchanges and cleared through central clearing counterparties. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A total return swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of underlying assets, which may include a single stock, a basket of stocks, or a stock index during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Consistent with a Fund’s investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate (“LIBOR”), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may also enter into combinations of swap agreements in order to achieve certain economic results. For example, a Fund may enter into two swap transactions, one of which offsets the other for a period of time. After the offsetting swap transaction expires, the Fund would be left with the economic exposure provided by the remaining swap transaction. The intent of such an arrangement would be to lock in certain terms of the remaining swap transaction that a Fund may wish to gain exposure to in the future without having that exposure during the period the offsetting swap is in place.

A Fund also may enter into swaptions. A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may write (sell) and purchase put and call swaptions.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

A Fund also may enter into forward volatility agreements, also known as volatility swaps. In a volatility swap, the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying reference instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying reference instrument. For example, a Fund may enter into a volatility swap in order to take the position that the reference instrument’s volatility will increase over a particular period of time. If the reference instrument’s volatility does increase over the specified time, the Fund will receive a payment from its counterparty based upon the amount by which the reference instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the reference instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the reference instrument’s realized volatility level falls below the volatility level agreed upon by the parties. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of a volatility swap is frequently referred to as a variance swap. Certain of the Funds may engage in variance swaps.

Most types of swap agreements entered into by the Funds will calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

A Fund also may enter into OTC and cleared credit default swap agreements. A credit default swap agreement may reference one or more debt securities or obligations that are not currently held by the Fund. The protection “buyer” in an OTC credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the credit soundness of the issuer of the reference obligation and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk and counterparty risk (with respect to OTC credit default swaps). A Fund will enter into uncleared credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain standardized OTC derivative instruments that the CFTC and SEC have defined as “swaps.” The CFTC has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that will be implemented on a phased-in basis. PIMCO will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap agreements.

Whether a Fund’s use of swap agreements or swaptions will be successful in furthering its investment objective will depend on PIMCO’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into OTC swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. The swaps market is subject to increasing regulations.    It is possible that developments in the swaps market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the reference asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because OTC swap agreements are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have remaining terms of greater than seven days, swap agreements may be considered illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which PIMCO may determine swaps to be liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that PIMCO will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If PIMCO attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

A Fund also may enter into recovery locks. A recovery lock is an agreement between two parties that provides for a fixed payment by one party and the delivery of a reference obligation, typically a bond, by the other party upon the occurrence of a credit event, such as a default, by the issuer of the reference obligation. Recovery locks are used to “lock in” a recovery amount on the reference obligation at the time the parties enter into the agreement. In contrast to a credit default swap where the final settlement amount may be dependent on the market price for the reference obligation upon the credit event, a recovery lock fixes the settlement amount in advance and is not dependent on the market price of the reference obligation at the time of the credit event. Unlike certain other types of derivatives, recovery locks generally do not involve upfront or periodic cash payments by either of the parties. Instead, payment and settlement occurs after there has been a credit event. If a credit event does not occur prior to the termination date of a recovery lock, the agreement terminates and no payments are made by either party. A Fund may enter into a recovery lock to purchase or sell a reference obligation upon the occurrence of a credit event.

Recovery locks are subject to the risk that PIMCO will not accurately forecast the value of a reference obligation upon the occurrence of a credit event. For example, if a Fund enters into a recovery lock and agrees to deliver a reference obligation in exchange for a fixed payment upon the occurrence of a credit event, the value of the reference obligation or eventual recovery on the reference obligation following the credit event may be greater than the fixed payment made by the counterparty to the Fund. If this occurs, the Fund will incur a loss on the transaction. In addition to general market risks, recovery locks are subject to illiquidity risk, counterparty risk and credit risk. The market for recovery locks is relatively new and is smaller and less liquid than the market for credit default swaps and other derivatives. Elements of judgment may play a role in determining the value of a recovery lock. It may not be possible to enter into a recovery lock at an advantageous time or price. A Fund will only enter into recovery locks with counterparties that meet certain standards of creditworthiness.

A Fund’s obligations under a recovery lock will be determined daily. In connection with recovery locks in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s obligations, on a mark-to-market basis. In connection with recovery locks in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the fixed payment amount of the recovery lock (minus any amounts owed to the Fund, if applicable). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio.

Correlation Risk for Certain Funds. In certain cases, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In this regard, certain Funds seek to achieve their investment objectives, in part, by investing in derivatives positions that are designed to closely track the performance (or inverse performance) of an index on a daily basis. However, the overall investment strategies of these Funds are not designed or expected to produce returns which replicate the performance (or inverse performance) of the particular index, and the degree of variation could be substantial, particularly over longer periods. There are a number of factors which may prevent a mutual fund, or derivatives or other strategies used by a fund, from achieving desired correlation (or inverse correlation) with an index. These may include, but are not limited to: (i) the impact of fund fees, expenses and transaction costs, including borrowing and brokerage costs/bid-ask spreads, which are not reflected in index returns; (ii) differences in the timing of daily calculations of the value of an index and the timing of the valuation of derivatives, securities and other assets held by a fund and the determination of the net asset value of fund shares; (iii) disruptions or illiquidity in the markets for derivative instruments or securities in which a fund invests; (iv) a fund having exposure to or holding less than all of the securities in the underlying index and/or having exposure to or holding securities not included in the underlying index; (v) large or unexpected movements of assets into and out of a fund (due to share purchases or redemptions, for example), potentially resulting in the fund being over- or under-exposed to the index; (vi) the impact of accounting standards or changes thereto; (vii) changes to the applicable index that are not disseminated in advance; (viii) a possible need to conform a fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (ix) fluctuations in currency exchange rates. For the PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, these factors include the possibility that the Fund’s commodity derivatives positions may have different roll dates, reset dates or contract months than those specified in a particular commodity index.

A Note on the PIMCO StocksPLUS® Short Fund. The PIMCO StocksPLUS® Short Fund will generally benefit when the value of the Fund’s associated index is declining and will generally not perform well when the index is rising, a result that is different from traditional mutual funds. Under certain conditions, even if the value of a Fund’s associated index is declining (which could be beneficial to a short strategy), this could be offset by declining values of the Fund’s holdings of Fixed Income Instruments. Conversely, it is possible that rising fixed income securities prices could be offset by a rising index (which could lead to losses in a short strategy). In either scenario, the Fund may experience losses. In a market where the value of the Fund’s associated index is rising and its Fixed Income Instrument holdings are declining, the Fund may experience substantial losses.

However, although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of its associated index, Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of its associated index, and the degree of variation could be substantial, particularly over longer periods. Because the value of the Fund’s derivatives short positions move in the opposite direction from the value of the Fund’s associated index every day, for periods greater than one day, the effect of compounding may result in the performance of these derivatives positions, and the Fund’s performance attributable to those positions, to be either greater than or less than the inverse of the index performance for such periods, and the extent of the variation could be substantial due to market volatility and other factors. In addition, the results of PIMCO’s active management of the Fund, including the combination of income and capital gains or losses derived from the Fixed Income Instruments held by the Fund and the ability of the Fund to reduce or limit short exposure, may result in an imperfect inverse correlation between the performance of the Fund’s associated index and the performance of the Fund. As noted above, there are a number of other reasons why changes in the value of derivatives positions may not correlate exactly (either positively or inversely) with an index or which may otherwise prevent a mutual fund or its positions from achieving such correlation.

Carbon Equivalent Emissions Allowances. Each of the PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund® may trade derivative instruments on carbon equivalent emissions allowances (“EUAs”) eligible for trading under the European Union Emissions Trading Scheme. The derivative instruments on EUAs will be subject to the risks associated with trading EUAs directly. Those risks are substantial, including possibly illiquid and volatile trading markets, changing supply and demand for EUAs which may be impacted by changes in economic growth, output, efficiency measures undertaken by affected industries and possible new technology for curbing carbon emissions, changes in the European Commission’s regulation of carbon emissions, changes in oil and gas prices, shifting weather patterns, the continued willingness of parties to continue to observe the carbon emissions limitations and other restrictions, and other possible actions undertaken by the global community in response to the perceived dangers of climate change caused by greenhouse gases.

Synthetic Equity Swaps. Certain Underlying PIMCO Funds may also enter into synthetic equity swaps, in which one party to the contract agrees to pay the other party the total return earned or realized on a particular “notional amount” of value of an underlying equity security including any dividends distributed by the underlying security. The other party to the contract makes regular payments, typically at a fixed rate or at a floating rate based on LIBOR or other variable interest rate based on the notional amount. Similar to currency swaps, synthetic equity swaps are generally entered into on a net basis, which means the two payment streams are netted out and the Underlying PIMCO Fund will either pay or receive the net amount. The Underlying PIMCO Fund will enter into a synthetic equity swap instead of purchasing the reference security when the synthetic equity swap provides a more efficient or less expensive way of gaining exposure to a security compared with a direct investment in the security.

Risk of Potential Government Regulation of Derivatives. It is possible that additional government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a Fund to use certain instruments as a part of its investment strategy. For instance, in December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives and related instruments. If adopted as proposed, these regulations could significantly limit or impact the Funds’ ability to invest in derivatives and other instruments, limit the Funds’ ability to employ certain strategies that use derivatives and/or adversely affect the Funds’ performance, efficiency in implementing their strategy, liquidity and ability to pursue their investment objectives. Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using certain instruments. These risks may be particularly acute for those Funds, such as the PIMCO CommoditiesPLUS® Strategy and PIMCO CommodityRealReturn Strategy Fund®, that make extensive use of commodity-related derivative instruments in seeking to achieve their investment objectives.

There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement their investment strategies. The futures, options and swaps markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of futures, options and swaps transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action.

In particular, the Dodd-Frank Act sets forth a legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of many OTC derivatives transactions.

Provisions in the Dodd-Frank Act include new capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because there is a prescribed phase-in period during which most of the mandated rulemaking and regulations are being implemented, it is not possible at this time to gauge the exact nature and full scope of the impact of the Dodd-Frank Act on any of the Funds. However, swap dealers, major market participants and swap counterparties are experiencing, and will continue to experience, new and additional regulations, requirements, compliance burdens and associated costs. The Dodd-Frank Act and the rules to be promulgated thereunder may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact that Fund’s ability to invest in futures, options and swaps in a manner that efficiently meets its investment objective. New requirements even if not directly applicable to the Funds, including capital requirements, changes to the CFTC speculative position limits regime and mandatory clearing, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.

Structured Products

The Funds may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.

Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of the Fund. Each Fund, except for the PIMCO CommoditiesPLUS® Strategy Fund, and PIMCO CommodityRealReturn Strategy Fund®, will not invest more than 5% of its total assets in a combination of credit-linked securities or commodity-linked notes.

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the trust. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked structured products that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Fund invests in these notes and securities, however, PIMCO analyzes these notes and securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.

Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Equity-Linked Securities and Equity-Linked Notes. A Fund may invest a portion of its assets in equity-linked securities. Equity-linked securities are privately issued derivative securities that have a return component based on the performance of a single stock, a basket of stocks, or a stock index. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments.

An equity-linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock, a basket of stocks, or a stock index. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the linked securities. The terms of an equity-linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Because the notes are equity linked, they may return a lower amount at maturity due to a decline in value of the linked security or securities. To the extent a Fund invests in equity-linked notes issued by foreign issuers, it will be subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies. Equity-linked notes are also subject to default risk and counterparty risk.

Bank Capital Securities

The Funds may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of common and non-cumulative preferred stock. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date. Subject to certain regulatory requirements, both Tier I and Tier II securities may include trust preferred securities. As a general matter, trust preferred securities are being phased out as Tier I and Tier II capital of banking organizations unless they qualify for grandfather treatment.

Trust Preferred Securities

The Funds may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings. In identifying the risks of the trust preferred securities, PIMCO will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Fund.

As a result of trust preferred securities being phased out of Tier I and Tier II capital of banking organizations, a Fund’s ability to invest in trust preferred securities may be limited. This may impact a Fund’s ability to achieve its investment objective.

Exchange-Traded Notes

Exchange-traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Funds characterize and treat ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Delayed Funding Loans and Revolving Credit Facilities

Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds and Municipal Funds) may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets (or cash equivalent securities in the case of the PIMCO Total Return Fund IV), determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

A Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds and the Municipal Funds) may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see “Indebtedness, Loan Participations and Assignments.” Participation interests in revolving credit facilities will be subject to the limitations discussed in “Indebtedness, Loan Participations and Assignments.” Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each of the Funds (except for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds) may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, a Fund will segregate or “earmark” liquid assets (or cash equivalent securities in the case of the PIMCO Total Return Fund IV) in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked.”

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, a Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date.

A Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Standby Commitment Agreements

The Funds and Underlying PIMCO Funds may enter into standby commitment agreements, which are agreements that obligate a party, for a set period of time, to buy a certain amount of a security that may be issued and sold at the option of the issuer. The price of a security purchased pursuant to a standby commitment agreement is set at the time of the agreement. In return for its promise to purchase the security, a Fund or Underlying PIMCO Fund receives a commitment fee based upon a percentage of the purchase price of the security. The Fund or Underlying PIMCO Fund receives this fee whether or not it is ultimately required to purchase the security.

There is no guarantee that the securities subject to a standby commitment agreement will be issued or, if such securities are issued, the value of the securities on the date of issuance may be more or less than the purchase price. A Fund or Underlying PIMCO Fund will limit its investments in standby commitment agreements with remaining terms exceeding seven days pursuant to the limitation on investments in illiquid securities. A Fund or Underlying PIMCO Fund will record the purchase of a standby commitment agreement, and will reflect the value of the security in the Fund’s or Underlying PIMCO Fund’s net asset value, on the date on which the security can reasonably be expected to be issued.

Infrastructure Investments

Infrastructure entities include companies in the infrastructure business and infrastructure projects and assets representing a broad range of businesses, types of projects and assets. The risks that may be applicable to an infrastructure entity vary based on the type of business, project or asset, its location, the developmental stage of a project and an investor’s level of control over the management or operation of the entity.

Infrastructure entities are typically subject to significant government regulations and other regulatory and political risks, including expropriation; political violence or unrest, including war, sabotage or terrorism; and unanticipated regulatory changes by a government or the failure of a government to comply with international treaties and agreements. Additionally, an infrastructure entity may do business with state-owned suppliers or customers that may be unable or unwilling to fulfill their contractual obligations. Changing public perception and sentiment may also influence a government’s level of support or involvement with an infrastructure entity.

Companies engaged in infrastructure development and construction and infrastructure projects or assets that have not been completed will be subject to construction risks, including construction delays; delays in obtaining permits and regulatory approvals; unforeseen expenses resulting from budget and cost overruns; inexperienced contractors and contractor errors; and problems related to project design and plans. Due to the numerous risks associated with construction and the often incomplete or unreliable data about projected revenues and income for a project, investing in the construction of an infrastructure project involves significant risks. The ability to obtain initial or additional financing for an infrastructure project is often directly tied to its stage of development and the availability of operational data. A project that is complete and operational is more likely to obtain financing than a project at an earlier stage of development. Additionally, an infrastructure entity may not be able to obtain needed additional financing, particularly during periods of turmoil in the capital markets. The cost of compliance with international standards for project finance may increase the cost of obtaining capital or financing for a project. Alternatively, an investment in debt securities of infrastructure entities may also be subject to prepayment risk if lower-cost financing becomes available.

Infrastructure projects or assets may also be subject to operational risks, including the project manager’s ability to manage the project; unexpected maintenance costs; government interference with the operation of an infrastructure project or asset; obsolescence of project; and the early exit of a project’s equity investors. Additionally, the operator of an infrastructure project or asset may not be able to pass along the full amount of any cost increases to customers.

An infrastructure entity may be organized under a legal regime that may provide investors with limited recourse against the entity’s assets, the sponsor or other non-project assets and there may be restrictions on the ability to sell or transfer assets. Financing for infrastructure projects and assets is often secured by cash flows, underlying contracts, and project assets. An investor may have limited options and there may be significant costs associated with foreclosing upon any assets that secure repayment of a financing.

Short Sales

Each of the Funds (except for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds), particularly the, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO StocksPLUS® Short Fund and PIMCO RAE Worldwide Fundamental Advantage PLUS Fund, may make short sales of securities to: (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities, and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

The Funds may invest pursuant to a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities. Frequently, a risk arbitrage strategy involves the short sale of a security.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that PIMCO determines to be liquid in accordance with procedures established by the Board of Trustees and that is equal to the current market value of the securities sold short (calculated daily), or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds (except the PIMCO Total Return Fund IV) will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. The PIMCO Total Return Fund IV will limit short sales, including short exposures obtained using derivative instruments, to 10% of its total assets. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

144A Securities

In addition to a Fund’s investments in privately placed and unregistered securities, a Fund may also invest in securities sold pursuant to Rule 144A of the 1933 Act. Such securities are commonly known as “144A securities” and may only be resold under certain circumstances to other institutional buyers. 144A securities frequently trade in an active secondary market and are treated as liquid under procedures approved by the Board of Trustees. As a result of the resale restrictions on 144A securities, there is a greater risk that they will become illiquid than securities registered with the SEC.

Regulation S Securities

A Fund may invest, either directly or through investments in its wholly-owned subsidiary, in the securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933 (“Regulation S Securities”). Offerings of Regulation S Securities may be conducted outside of the United States. Because Regulation S Securities are subject to legal or contractual restrictions on resale, Regulation S Securities may be considered illiquid. If a Regulation S Security is determined to be illiquid, the investment will be included with a Fund’s 15% of net assets limitation on investment in illiquid securities. Furthermore, because Regulation S Securities are generally less liquid than registered securities, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S Securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses.

Illiquid Securities

The Funds may invest up to 15% of their net assets in illiquid securities (5% of “total assets,” as defined in Rule 2a- 7 under the 1940 Act, in the case of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds). The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, repurchase agreements with remaining maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain purchased OTC options and the assets used to cover certain written OTC options and other securities whose disposition is restricted under the federal securities laws (other than instruments that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund (except the PIMCO Total Return IV Fund) may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to 102% or the market value (plus accrued interest) of the securities loaned or 105% of the market value (plus accrued interest) of the securities loaned if the borrowed securities are principally cleared and settled outside of the U.S.; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund (including the collateral received with respect to such loans). Each Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Funds may pay lending fees to the party arranging the loan. Cash collateral received by a Fund in securities lending transactions may be invested in short-term liquid Fixed Income Instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Fund bears the risk of such investments.

Investments in Business Development Companies (“BDCs”)

Certain of the Funds may invest in BDCs, which typically operate as publicly traded private equity firms that invest in early stage to mature private companies as well as small public companies. BDCs are regulated under the 1940 Act and are taxed as regulated investment companies under the Internal Revenue Code. BDCs realize operating income when their investments are sold off, and therefore maintain complex organizational, operational, tax and compliance requirements. For tax purposes, BDCs generally intend to qualify for taxation as regulated investment companies. To so qualify, BDCs must satisfy certain asset diversification and source of income tests and must generally distribute at least 90% of their taxable earnings as dividends. Under the 1940 Act, BDCs are also required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed decision. Additionally, a BDC may only incur indebtedness in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital.

Investments in Underlying PIMCO Funds

The PIMCO Funds of Funds invest substantially all or a significant portion of their assets in Underlying PIMCO Funds. Please see the “Principal Investment Strategies” section in the Prospectuses for a description of the asset allocation strategies and general investment policies of each Fund. In some cases, the PIMCO Funds of Funds and Affiliated Funds of Funds may be the predominant or sole shareholders of a particular Underlying PIMCO Fund. As noted above, investment decisions made with respect to the PIMCO Funds of Funds and Affiliated Funds of Funds could, under certain circumstances, negatively impact the Underlying PIMCO Funds.

For instance, the PIMCO Funds of Funds and Affiliated Funds of Funds may purchase and redeem shares of an Underlying PIMCO Fund as part of a reallocation or rebalancing strategy, which may result in the Underlying PIMCO Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could increase an Underlying PIMCO Fund’s transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains.

Additionally, as the PIMCO Funds of Funds and Affiliated Funds of Funds may invest substantially all or a significant portion of their assets in Underlying PIMCO Funds, the Underlying PIMCO Funds may not acquire securities of other registered open-end investment companies in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, thus limiting the Underlying PIMCO Funds’ investment flexibility.

Investments in Exchange-Traded Funds (“ETFs”)

Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s NAV, the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither PIMCO nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.

Social Investment Policies

The PIMCO Low Duration Fund III and PIMCO Total Return Fund III will not, as a matter of non-fundamental operating policy, invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals, military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities

(“Socially-Restricted Issuers”). Evaluation of any particular issuer with respect to these criteria may involve the exercise of subjective judgment by PIMCO. PIMCO’s determination of Socially-Restricted Issuers at any given time will, however, be based upon its good faith interpretation of available information and its continuing and reasonable best efforts to obtain and evaluate the most current information available, and to utilize such information, as it becomes available, promptly and expeditiously in portfolio management for the Funds. In making its analysis, PIMCO may rely upon, among other things, information contained in such publications as those produced by the Investor Responsibility Research Center, Inc.

Additionally, the PIMCO Low Duration Fund III and the PIMCO Total Return Fund III will not, as a matter of non-fundamental operating policy, invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (“Sudan-Related Issuers”). In applying the policy noted in the prior sentence, PIMCO will not invest directly in companies who own or control property or assets in Sudan; have employees or facilities in Sudan; provide goods or services to companies domiciled in Sudan; obtain goods or services from Sudan; have distribution agreements with companies domiciled in Sudan; issue credits or loans to companies domiciled in Sudan; or purchase goods or commercial paper issued by the Government of Sudan. In analyzing whether an issuer is a Sudan-Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The PIMCO Low Duration Fund III and PIMCO Total Return Fund III will not invest in derivative instruments where the counterparties to such transactions are themselves either Socially-Restricted Issuers or Sudan-Related Issuers (each a “SRI” and collectively “SRIs”). PIMCO’s determination of whether a counterparty is a SRI at any given time will be based upon PIMCO’s good faith interpretation of available information and its continuing and reasonable best efforts to obtain and evaluate the most current information available. PIMCO anticipates that it will review all counterparties periodically to determine whether any qualify as a SRI at that time, but will not necessarily conduct such reviews at the time a Fund enters into a transaction. This could cause a Fund to enter into a transaction with a SRI counterparty. In such cases, upon the determination that a counterparty is a SRI, the PIMCO Low Duration Fund III or the PIMCO Total Return Fund III, as applicable, will use reasonable efforts to divest themselves of the applicable investment and may incur a loss in doing so. The PIMCO Low Duration Fund III and PIMCO Total Return Fund III will not invest in derivative instruments whose returns are based, in whole, on securities issued by SRIs. With respect to investments in derivative instruments that are based only in part on securities issued by SRIs, including, but not limited to, credit default swaps on an index of securities, the PIMCO Low Duration Fund III or the PIMCO Total Return Fund III may be obligated to take possession of the underlying securities in certain circumstances. In such cases, the PIMCO Low Duration Fund III or the PIMCO Total Return Fund III, as applicable, will use reasonable efforts to divest themselves of these securities and may incur a loss in doing so.

Because the PIMCO Low Duration Fund III and the PIMCO Total Return Fund III adhere to the social investment policies described above, these Funds may be required to forego certain investment opportunities and their associated returns.

Investments in the Wholly-Owned Subsidiaries

Investments in the Commodities Subsidiaries are expected to provide the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, respectively, with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code and IRS revenue rulings, as discussed below under “Taxation.” Investments in the CSF Subsidiary are expected to provide the PIMCO Capital Securities and Financials Fund with exposure to Regulation S securities. The Subsidiaries are companies organized under the laws of the Cayman Islands, and are overseen by their own board of directors. The PIMCO CommoditiesPLUS® Strategy Fund is the sole shareholder of the CPS Subsidiary, and it is not currently expected that shares of the CPS Subsidiary will be sold or offered to other investors. The PIMCO CommodityRealReturn Strategy Fund® is the sole shareholder of the CRRS Subsidiary, and it is not currently expected that shares of the CRRS Subsidiary will be sold or offered to other investors. The PIMCO Global Multi-Asset Fund is the sole shareholder of the GMA Subsidiary, and it is not currently expected that shares of the GMA Subsidiary will be sold or offered to other investors. The PIMCO Inflation Response Multi-Asset Fund is the sole shareholder of the IRMA Subsidiary, and it is not currently expected that shares of the IRMA Subsidiary will be sold or offered to other investors. The PIMCO TRENDS Managed Futures Strategy Fund is the sole shareholder of the MF Subsidiary, and it is not currently expected that shares of the MF Subsidiary will be sold or offered to other investors. The PIMCO Capital Securities and Financials Fund is the sole shareholder of the CSF Subsidiary, and it is not currently expected that shares of the CSF Subsidiary will be sold or offered to other investors.

It is expected that the Commodities Subsidiaries will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. Although the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may enter into these commodity-linked derivative instruments directly, each Fund will likely gain exposure to these derivative instruments indirectly by investing in its Subsidiary. To the extent that PIMCO believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market then commodity index-linked notes, each Fund’s investment in its Subsidiary will likely increase. The Commodities Subsidiaries will also invest in inflation-indexed securities and other Fixed Income Instruments, which are intended to serve as margin or collateral for the respective Subsidiary’s derivatives position. To the extent that each of the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn StrategyFund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and/or PIMCO TRENDS Managed Futures Strategy Fund invests in its respective Commodities Subsidiary, such Fund may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the applicable Prospectuses and this Statement of Additional Information.

It is expected that the CSF Subsidiary will invest primarily in newly-issued Regulation S securities, backed by a portfolio of Fixed Income Instruments. The PIMCO Capital Securities and Financials Fund will gain exposure to these instruments indirectly by investing in the CSF Subsidiary. To the extent the PIMCO Capital Securities and Financials Fund invests in the CSF Subsidiary, the PIMCO Capital Securities and Financials Fund may be subject to the risks associated with those newly-issued Regulation S securities, which are discussed elsewhere in the applicable Prospectus and this Statement of Additional Information.

While the Subsidiaries may be considered similar to investment companies, they are not registered under the 1940 Act and, unless otherwise noted in the applicable Prospectuses and this Statement of Additional Information, are not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the PIMCO Capital Securities and Financials Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and/or the Subsidiaries to operate as described in the applicable Prospectuses and this Statement of Additional Information and could negatively affect the Funds and their shareholders.

In May 2014, the Board of Trustees granted PIMCO the authority to establish and terminate wholly-owned subsidiaries of the Funds to implement certain trading strategies, hold certain investments or for other reasons.

Government Intervention in Financial Markets

Instability in the financial markets during and after the 2008-2009 financial downturn has led the U.S. Government and governments across the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Most significantly, the U.S. Government has enacted a broad-reaching regulatory framework over the financial services industry and consumer credit markets, the potential impact of which on the value of securities held by a Fund is unknown. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. PIMCO will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

In July 2014 and September 2015, the SEC amended certain regulations that govern money market funds registered under the 1940 Act (“Rule 2a-7 Amendments”) to adopt several reforms, all of which became effective by October 14, 2016. First, the Rule 2a-7 Amendments allow (or, in certain circumstances, require) a money market fund to impose liquidity fees, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period, when a fund’s liquidity levels fall below certain thresholds. Second, the Rule 2a-7 Amendments require “institutional” money market funds that do not qualify as “retail” or “government” money market funds (as defined in the Rule 2a-7 Amendments) to transact fund shares based on a market-based NAV (i.e., these funds will be required to float their NAVs). Retail and government money market funds are permitted to transact fund shares at a NAV calculated using the amortized cost method of valuation, and government money market funds are also exempted from the requirements that permit money market funds to impose liquidity fees and/or redemption gates. Additionally, the Rule 2a-7 Amendments impose new disclosure and reporting requirements as well as enhanced portfolio quality and diversification requirements. The degree to which a money market fund is impacted by the Rule 2a-7 Amendments will depend upon the type of fund (institutional, retail or government). The PIMCO Government Money Market Fund intends to operate as a government money market fund under the Rule 2a-7 Amendments.

Temporary Investment

If PIMCO believes that economic or market conditions are unfavorable to investors, PIMCO may temporarily invest up to 100% of a Fund’s assets in certain defensive strategies, including holding a substantial portion of the Fund’s assets in cash, cash equivalents or other highly rated short-term securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. As discussed in this Statement of Additional Information, a Fund may also invest in affiliated money market and/or short-term bond funds for temporary cash management purposes.

Increasing Government Debt

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Governmental agencies project that the United States will continue to maintain high debt levels for the foreseeable future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt costs higher and cause the U.S. Treasury to sell additional debt with shorter maturity periods, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. Government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of currencies, and can prevent the U.S. Government from implementing effective counter-cyclical fiscal policy in economic downturns.

In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade, S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. The ultimate impact of the downgrade is uncertain, but it may lead to increased interest rates and volatility, particularly if other rating agencies similarly lower their ratings on the U.S. The market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected by a sovereign credit rating downgrade. Moreover, additional credit rating downgrades of U.S. sovereign debt or of U.S. government-sponsored enterprises may result in financial market declines, increased volatility and significant disruption across various financial markets and asset classes. This could adversely affect the value of the Funds’ investments.

Inflation and Deflation

The Funds may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income of a Fund will be worth less in the future as inflation decreases the present value of money. A Fund’s dividend rates or borrowing costs, where applicable, may also increase during periods of inflation. This may further reduce Fund performance. Deflation risk is the risk that prices throughout the economy decline over time creating an economic recession, which could make issuer default more likely and may result in a decline in the value of a Fund’s assets. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.

Regulatory Risk

Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. Many of the changes required by the Dodd-Frank Act could materially impact the profitability of the Funds and the value of assets they hold, expose the Funds to additional costs, require changes to investment practices, and adversely affect the Funds’ ability to pay dividends. For example, the Volcker Rule’s restrictions on proprietary trading may negatively impact fixed income market making capacity and could, therefore, result in reduced liquidity in fixed income markets. Additional legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Funds’ ability to pursue their investment objectives or utilize certain investment strategies and techniques. While there continues to be uncertainty about the full impact of these and other regulatory changes, it is the case that the Funds will be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future.

Liquidation of Funds

The Board of Trustees of the Trust may determine to close and/or liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as sales loads, shareholder account fees (if any), or Fund operating expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.

It is the intention of any Fund expecting to close or liquidate to retain its qualification as a regulated investment company (“RIC”) under the Internal Revenue Code during the liquidation period and, therefore, not to be taxed on any of its net capital gains realized from the sale of its assets or ordinary income earned that it timely distributes to shareholders. In the unlikely event that a Fund should lose its status as a RIC during the liquidation process, the Fund would be subject to taxes which would reduce any or all of the types of liquidating distributions.

Fund Operations

Operational Risk. An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.

Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cyber security breaches of a Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, distributors and other third parties) or issuers that a Fund invests in can also subject a Fund to many of the same risks associated with direct cyber security breaches. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Like with operational risk in general, the Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially since the Funds do not directly control the cyber security systems of issuers or third party service providers. The Funds and their shareholders could be negatively impacted as a result.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The investment objective of each of the following Funds, as set forth in the Prospectuses under the heading “Investment Objective,” together with the investment restrictions set forth below, is a fundamental policy of that Fund and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund:

PIMCO All Asset Fund	PIMCO Moderate Duration Fund
PIMCO California Intermediate Municipal Bond Fund	PIMCO Money Market Fund
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Mortgage-Backed Securities Fund
PIMCO Diversified Income Fund	PIMCO Municipal Bond Fund
PIMCO Emerging Markets Bond Fund	PIMCO New York Municipal Bond Fund
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO Real Return Asset Fund
PIMCO Global Bond Fund (Unhedged)	PIMCO Real Return Fund
PIMCO Government Money Market Fund	PIMCO Short Duration Municipal Income Fund
PIMCO GNMA Fund	PIMCO Short-Term Fund
PIMCO High Yield Fund	PIMCO StocksPLUS® Fund
PIMCO Investment Grade Corporate Bond Fund	PIMCO StocksPLUS® Absolute Return Fund
PIMCO Long-Term U.S. Government Fund	PIMCO Total Return Fund
PIMCO Low Duration Fund	PIMCO Total Return Fund II
PIMCO Low Duration Fund II	PIMCO Total Return Fund III
PIMCO Low Duration Fund III

1.

A Fund (except the PIMCO Capital Securities and Financials Fund) may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time (except that the PIMCO Money Market Fund may concentrate its investments in securities or obligations issued by U.S. banks). The PIMCO Capital Securities and Financials Fund will concentrate its investments in a group of industries related to banks.

2.

A Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer (this investment restriction is not applicable to the PIMCO California Municipal Bond, PIMCO CommoditiesPLUS® Strategy, PIMCO Emerging Local Bond, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Global Bond (Unhedged), PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO New York Municipal Bond and PIMCO TRENDS Managed Futures Strategy Funds). For the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds.

3.

A Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

4.

A Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs (This investment restriction is not applicable to the PIMCO CommoditiesPLUS® Strategy, PIMCO Inflation Response Multi-Asset and PIMCO TRENDS Managed Futures Strategy Funds). This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, or any interest rate or securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws (This restriction is not applicable to the PIMCO Global Bond Fund (U.S. Dollar-Hedged), but see non-fundamental restriction “6”).

5.

A Fund may borrow money or issue any senior security, only as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6.	A Fund may make loans, only as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7.

A Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

8.

Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of each Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

9.

The PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond and PIMCO Short Duration Municipal Income Funds will invest, under normal circumstances, at least 80% of their assets in investments the income of which is exempt from federal income tax.

10.

The PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond and PIMCO California Short Duration Municipal Income Funds will invest, under normal circumstances, at least 80% of their assets in investments the income of which is exempt from both federal income tax and California income tax.

11.

The PIMCO New York Municipal Bond Fund will invest, under normal circumstances, at least 80% of its assets in investments the income of which is exempt from both federal income tax and New York income tax.

For purposes of Fundamental Investment Restrictions No. 9, 10 and 11, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets, plus the amount of any borrowings for investment purposes.

Non-Fundamental Investment Restrictions

Each Fund is also subject to the following non-fundamental restrictions and policies (which may be changed by the Trust’s Board of Trustees without shareholder approval) relating to the investment of its assets and activities.

1.

A Fund may not invest more than 15% of its net assets (5% of “total assets,” as defined in Rule 2a-7 under the 1940 Act, in the case of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) taken at market value at the time of the investment in “illiquid securities,” which are defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements with remaining maturities of more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, securities or other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in PIMCO’s opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act, as amended, and certain other securities and instruments PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

2.

A Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin.

3.

The PIMCO Mortgage Opportunities Fund may invest up to 10% of its total assets (taken at market value at the time of investment) in any combination of mortgage-related or other asset-backed interest only, principal only, or inverse floating rate securities. Each other Fund (except for the PIMCO Government Money Market, PIMCO Money Market, PIMCO Total Return IV and PIMCO Treasury Money Market Funds) may invest up to 5% of its total assets (taken at market value at the time of investment) in any combination of mortgage-related or other asset-backed interest only, principal only, or inverse floating rate securities. The 5% and 10% limitations described in this restriction are considered Elective Investment Restrictions (as defined below) for purposes of a Fund’s acquisition through a Voluntary Action (as defined below).

4.

Each of the PIMCO Global Bond Fund (U.S. Dollar-Hedged) and the PIMCO Total Return Fund IV may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund’s total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes (Such borrowings will be repaid before any additional investments are purchased.); or pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund’s total assets (taken at cost) and then only to secure borrowings permitted above (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances. For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security).

5.

A Fund may not maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the Prospectuses and in this Statement of Additional Information.

6.	The PIMCO Global Bond Fund (U.S. Dollar-Hedged) may not purchase or sell commodities or commodity contracts except that the Fund may purchase and sell financial futures contracts and related options.

In addition, the Trust has adopted the following non-fundamental investment policies that may be changed on 60 days’ notice to shareholders:

1.	The PIMCO GNMA Fund will invest, under normal circumstances, at least 80% of its assets in GNMA investments.

2.	Each of the PIMCO Mortgage Opportunities and the PIMCO Mortgage-Backed Securities Funds will invest, under normal circumstances, at least 80% of its assets in mortgage investments.

3.	The PIMCO Investment Grade Corporate Bond Fund will invest, under normal circumstances, at least 80% of its assets in investment grade corporate bond investments.

4.	Each of the PIMCO High Yield and PIMCO High Yield Spectrum Funds will invest, under normal circumstances, at least 80% of its assets in high yield investments.

5.	The PIMCO Long-Term U.S. Government Fund will invest, under normal circumstances, at least 80% of its assets in U.S. Government investments.

6.	Each of the PIMCO Global Bond (Unhedged) and PIMCO Global Bond (U.S. Dollar-Hedged) Funds will invest, under normal circumstances, at least 80% of its assets in bond investments.

7.	Each of the PIMCO Foreign Bond (Unhedged) and PIMCO Foreign Bond (U.S. Dollar-Hedged) Funds will invest, under normal circumstances, at least 80% of its assets in foreign bond investments.

8.	The PIMCO Emerging Markets Bond Fund will invest, under normal circumstances, at least 80% of its assets in emerging market bond investments.

9.	The PIMCO Floating Income Fund will invest, under normal circumstances, at least 80% of its assets in investments that effectively enable the Fund to achieve a floating rate of income.

10.

The PIMCO Emerging Markets Currency Fund will invest under normal circumstances at least 80% of its assets in currencies of, or Fixed Income Instruments denominated in the currencies of, emerging market countries.

11.

The PIMCO Emerging Local Bond Fund will invest under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets.

12.	Each of the PIMCO Unconstrained Bond and PIMCO Unconstrained Tax Managed Bond Funds will invest, under normal circumstances, at least 80% of its assets in Fixed Income Instrument investments.

13.	The PIMCO Global Advantage® Strategy Bond Fund will invest, under normal circumstances, at least 80% of its assets in Fixed Income Instrument investments.

14.	The PIMCO Government Money Market Fund will invest, under normal circumstances, at least 80% of its assets in U.S. government securities.

15.	The PIMCO Treasury Money Market Fund will invest, under normal circumstances, at least 80% of its assets in U.S. Treasury securities.

16.	Each of the PIMCO Credit Absolute Return and PIMCO Long-Term Credit Funds will invest, under normal circumstances, at least 80% of its assets in Fixed Income Instruments investments.

17.

The PIMCO Emerging Markets Corporate Bond Fund will invest, under normal circumstances, at least 80% of its assets in corporate Fixed Income Instruments that are economically tied to emerging market countries.

18.

The PIMCO Senior Floating Rate Fund will invest, under normal circumstances, at least 80% of its assets in senior debt investments that effectively enable the Fund to achieve a floating rate of income.

19.

The PIMCO Emerging Markets Full Spectrum Bond Fund will invest, under normal circumstances, at least 80% of its assets in investments economically tied to emerging market countries and 80% of its assets in Fixed Income Instruments, which may be represented by direct or indirect (through an Acquired Fund) investments.

20.

The PIMCO Capital Securities and Financials Fund will invest, under normal circumstances, at least 80% of its assets in securities issued by financial institutions, which may include securities issued for purposes of satisfying the financial institution’s regulatory capital requirements.

For purposes of these policies, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes. In addition, for purposes of these policies, investments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Further, for purposes of these policies, a Fund may “look through” a repurchase agreement to the collateral underlying the agreement (typically, government securities), and apply the repurchase agreement toward the 80% investment requirement based on the type of securities comprising its collateral. For purposes of these policies, the term “convertible investments” includes synthetic convertible securities created by PIMCO and those created by other parties such as investment banks.

In addition, for purposes of a Fund’s investment policy adopted pursuant to Rule 35d-1 under the 1940 Act, the Fund will count certain derivative instruments, such as interest rate swaps, credit default swaps in which the Fund is buying protection, options on swaps, and Eurodollar futures, at market value in aggregating the Fund’s relevant investments providing exposure to the type of investments, industries, countries or geographic regions suggested by the Fund’s name because the exposure provided by these instruments is not equal to the full notional value of the derivative. With regard to other derivatives, such as futures, forwards, total return swaps, and credit default swaps in which the Fund is selling protection, the Fund will count the full notional value of the derivative in aggregating the Fund’s relevant investments providing exposure to the type of investments, industries, countries or geographic regions suggested by the Fund’s name because the Fund’s exposure to the underlying asset is equal to the notional value.

For purposes of other investment policies and restrictions, the Funds may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value). For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Currency Hedging. The Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies, except for the PIMCO Capital Securities and Financials Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Diversified Income Fund, PIMCO Emerging Local Bond Fund, PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Floating Income Fund, PIMCO Foreign Bond Fund (Unhedged), PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Fund (Unhedged), PIMCO Global Multi-Asset Fund, PIMCO Income Fund, PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO RealPathTM Income Fund, PIMCO RealPathTM 2020 Fund, PIMCO RealPathTM 2030 Fund, PIMCO RealPathTM 2040 Fund, PIMCO RealPathTM 2050 Fund, PIMCO RealPathTM 2055 Fund, PIMCO Senior Floating Rate Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Short Fund, PIMCO StocksPLUS® Small Fund, PIMCO Total Return Fund IV, PIMCO TRENDS Managed Futures Strategy Fund, PIMCO Unconstrained Bond Fund, and PIMCO Unconstrained Tax Managed Bond Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. In addition:

•	The PIMCO Multi-Strategy Alternative Fund and PIMCO TRENDS Managed Futures Strategy Fund may each obtain foreign currency exposure without limitation.

•	The PIMCO Emerging Markets Full Spectrum Bond Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20%-80% of its total assets.

•

Each of the PIMCO Unconstrained Bond Fund and PIMCO Unconstrained Tax Managed Bond Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets.

•

Each of the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund and PIMCO StocksPLUS® Short Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. In addition, each of these Funds will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. Further, each of these Funds will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

•

With respect to the AR Bond Alpha Strategy (as defined in the Prospectus), each of the PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. In addition, with respect to the AR Bond Alpha Strategy, each of these Funds will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. Further, with respect to the AR Bond Alpha Strategy, each of these Funds will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

•

With respect to the AR Bond Alpha Strategy, the PIMCO RAE Worldwide Fundamental Advantage PLUS Fund will normally limit its foreign currency exposure from non-U.S. dollar-denominated Fixed Income Instruments to 35% of its total assets, but may gain foreign currency exposure beyond this limit through other securities and instruments. In addition, with respect to the AR Bond Alpha Strategy, the PIMCO RAE Worldwide Fundamental Advantage PLUS Fund will normally limit its exposure (from non-U.S. dollar-denominated Fixed Income Instruments) to each non-U.S. currency to 10% of its total assets. Further, with respect to the AR Bond Alpha Strategy, the PIMCO RAE Worldwide Fundamental Advantage PLUS Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

•

With respect to its fixed income investments, each of the PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) and PIMCO StocksPLUS® Small Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. In addition, with respect to its fixed income investments, each of these Funds will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. Further, with respect to its fixed income investments, each of these Funds will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

•	The PIMCO Inflation Response Multi-Asset Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 25% of its total assets.

•

Each of the PIMCO Capital Securities and Financials Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Income Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.

•	The PIMCO High Yield Spectrum Fund will normally limit its currency exposure to within 10% (plus or minus) of the Fund’s benchmark index.

•	The PIMCO Senior Floating Rate Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets.

•	The PIMCO Total Return Fund IV will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets.

There can be no assurance that currency hedging techniques will be successful. All percentage limitations described in this paragraph are considered Elective Investment Restrictions (as defined below) for purposes of a Fund’s acquisition through a Voluntary Action (as defined below).

Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund (except for the PIMCO Global Bond Fund (U.S. Dollar-Hedged)), such excess shall be subject to the 300% asset coverage requirement.

As noted above, a Fund may enter into certain transactions that can be viewed as constituting a form of borrowing or financing transaction by the Fund. In such event, a Fund covers its commitment under such transactions by segregating or “earmarking” assets determined in accordance with procedures adopted by the Board of Trustees. In addition to covering such commitments in the manner described above, with respect to forwards, futures contracts, options and swaps that are required to cash settle (i.e., where physical delivery of the underlying reference asset is not permitted), a Fund is permitted to segregate or “earmark” liquid assets equal to a Fund’s daily mark-to-market net obligation under the instrument, if any, rather than the instrument’s full notional value (i.e., the market value of the reference asset underlying the forward or derivative). By doing so, such instruments will not be considered a “senior security” by the Fund. By segregating or earmarking liquid assets equal to only its net mark-to-market obligation under forwards or derivatives that are required to cash settle, a Fund will have the ability to utilize such instruments to a greater extent than if a Fund were required to segregate or earmark liquid assets equal to the full notional value of the instrument.

The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options should generally be treated as illiquid. However, the staff of the SEC has also taken the position that the determination of whether a particular instrument is liquid should be made under guidelines and standards established by a fund’s board of trustees. The SEC staff has provided examples of factors that may be taken into account in determining whether a particular instrument should be treated as liquid. Pursuant to policies adopted by the Funds’ Board of Trustees, purchased OTC options and the assets used as cover for OTC options written by a Fund may be treated as liquid under certain circumstances, such as when PIMCO has the contractual right to terminate or close out the OTC option on behalf of a Fund within seven days. These policies are not fundamental policies of the Funds and may be changed or modified by the Board of Trustees without the approval of shareholders, provided that any such change or modification will be consistent with applicable positions of the SEC staff.

The Funds interpret their policy with respect to concentration in a particular industry under Fundamental Investment Restriction 1, above, to apply to direct investments in the securities of issuers in a particular industry, and to any other investments, such as certain derivatives, that may properly be assigned to a particular industry, as defined by the Trust. For purposes of this restriction, a foreign government is considered to be an industry. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Similarly, Municipal Bonds issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies and authorities are not subject to the Funds’ industry concentration restrictions. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Trust takes the position that such securities do not represent interests in any particular “industry” or group of industries. With respect to investments in Underlying PIMCO Funds by the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and the PIMCO RealPathTM Funds, the Trust takes the position that investments in Underlying PIMCO Funds are not considered an investment in a particular industry, and portfolio securities held by an Underlying PIMCO Fund in which these Funds may invest are not considered to be securities purchased by these Funds for purposes of the Trust’s policy on concentration.

A Fund may invest in certain derivative instruments which, while representing a relatively small amount of the Fund’s net assets, provide a greater amount of economic exposure to a particular industry. To the extent that a Fund obtains economic exposure to a particular industry in this manner, it may be subject to similar risks of concentration in that industry as if it had invested in the securities of issuers in that industry directly.

For purposes of applying the Funds’ policy with respect to diversification under Fundamental Investment Restriction 2, above, traditional bond insurance on a security will not be treated as a separate security, and the insurer will not be treated as a separate issuer of the security. Therefore, the Funds’ policy with respect to diversification does not limit the percentage of a Fund’s assets that may be invested in securities insured by a single bond insurer.

The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction 4 above to permit the Funds, subject to each Fund’s investment objectives and general investment policies (as stated in the Prospectuses and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, hybrid instruments, and other commodity-related derivative instruments and to permit the PIMCO CommoditiesPLUS® Strategy, PIMCO Inflation Response Multi-Asset and PIMCO TRENDS Managed Futures Strategy Funds to make direct investments in commodities.

The Funds interpret their policies with respect to borrowing and lending to permit such activities as may be lawful for the Funds, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC. Pursuant to an exemptive order issued by the SEC on November 19, 2001, the Funds may enter into transactions with respect to the investment of daily cash balances of the Funds in shares of PIMCO-sponsored money market and/or short-term bond funds. Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies in the PIMCO Funds family may engage in interfund lending transactions, to the extent such participation is consistent with each Fund’s investment objective and investment policies. As part of the interfund lending program, certain PIMCO-sponsored money market and short-term bond funds will have the ability to lend to certain other PIMCO-sponsored non-money market and non-short-term bond funds, as detailed in the exemptive relief (the “Interfund Lending Program”).

Any loan made through the Interfund Lending Program always would be more beneficial to a borrowing fund (i.e., at a lower interest rate) than borrowing from a bank and more beneficial to a lending fund (i.e., at a higher rate of return) than an alternative short-term investment. The term of an interfund loan is limited to the time required to receive payment for securities sold, but in no event more than seven days. In addition, an interfund loan is callable with one business day’s notice. All loans are for temporary cash management or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the bank loan rate.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. No fund may borrow more than the amount permitted by its investment limitations and all loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board.

No borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the interfund loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an interfund loan is not available. If a borrowing fund is unable to repay the loan when due, a delay in repayment to the lending fund could result in a lost investment opportunity for the lending fund.

Unless otherwise indicated, all limitations applicable to Fund investments (as stated above and elsewhere in this Statement of Additional Information or in the Prospectuses) apply only at the time of investment. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund’s investment portfolio, resulting from market fluctuations or other changes in a Fund’s total assets will not require a Fund to dispose of an investment. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund, a First Tier Security (as defined in Rule 2a-7 under the 1940 Act) rated in the highest short-term category by three or more rating agencies at the time of purchase that subsequently receives a rating below the highest rating category from one of those rating agencies or a different rating agency may continue to be considered a First Tier Security.

From time to time, a Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

Unless otherwise indicated, all percentage limitations on Fund investments (as stated throughout this Statement of Additional Information or in the Prospectuses) that are not: (i) specifically included in this “Investment Restrictions” section; or (ii) imposed by the 1940 Act, rules thereunder, the Internal Revenue Code or related regulations (the “Elective Investment Restrictions”), will apply only at the time of investment unless the acquisition is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted above, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a Fund’s acquisition of securities or instruments through a Voluntary Action.

A Fund may engage in roll-timing strategies where the Fund seeks to extend the expiration or maturity of a position, such as a forward contract, futures contract or to-be-announced (“TBA”) transaction, on an underlying asset by closing out the position before expiration and contemporaneously opening a new position with respect to the same underlying asset that has substantially similar terms except for a later expiration date. Such “rolls” enable the Fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset. Similarly, as certain standardized swap agreements transition from over-the-counter trading to mandatory exchange-trading and clearing due to the implementation of Dodd-Frank Act regulatory requirements, a Fund may “roll” an existing over-the-counter swap agreement by closing out the position before expiration and contemporaneously entering into a new exchange-traded and cleared swap agreement on the same underlying asset with substantially similar terms except for a later expiration date. These types of new positions opened contemporaneous with the closing of an existing position on the same underlying asset with substantially similar terms are collectively referred to as “Roll Transactions.” Elective Investment Restrictions (defined in the preceding paragraph), which normally apply at the time of investment, do not apply to Roll Transactions (although Elective Investment Restrictions will apply to the Fund’s entry into the initial position). In addition and notwithstanding the foregoing, for purposes of this policy, those Non-Fundamental Investment Restrictions that are considered Elective Investment Restrictions for purposes of the policy on Voluntary Actions (described in the preceding paragraph) are also Elective Investment Restrictions for purposes of this policy on Roll Transactions. The Funds will test for compliance with Elective Investment Restrictions at the time of a Fund’s initial entry into a position, but the percentage limitations and absolute prohibitions set forth in the Elective Investment Restrictions are not applicable to a Fund’s subsequent acquisition of securities or instruments through a Roll Transaction.

Certain of the Funds have investment policies, limitations, or practices that are applicable “normally” or under “normal circumstances” or “normal market conditions” (as stated above and elsewhere in this Statement of Additional Information or in the Prospectuses). Pursuant to the discretion of PIMCO and a Fund’s sub-adviser, if any, these investment policies, limitations, or practices may not apply during periods of abnormal purchase or redemption activity or during periods of unusual or adverse market, economic, political or other conditions. Such market, economic or political conditions may include periods of abnormal or heightened market volatility, strained credit and/or liquidity conditions, or increased governmental intervention in the markets or industries. During such periods, a Fund may not invest according to its principal investment strategies or in the manner in which its name may suggest, and may be subject to different and/or heightened risks. It is possible that such unusual or adverse conditions may continue for extended periods of time.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Declaration of Trust, its By-Laws and Massachusetts law, the Board of Trustees (the “Board”) has all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust’s officers.

Leadership Structure and Risk Oversight Function

The Board is currently composed of eight Trustees, six of whom are not “interested persons” of the Trust (as that term is defined by Section 2(a)(19) of the 1940 Act) (“Independent Trustees”). The Trustees meet periodically throughout the year to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including its investment performance, compliance program and risks associated with its activities.

Brent R. Harris, a Managing Director of PIMCO, and therefore an “interested person” of the Trust, serves as Chairman of the Board. The Board has established three standing committees to facilitate the Trustees’ oversight of the management of the Trust: an Audit Committee, a Valuation Oversight Committee and a Governance Committee. The scope of each Committee’s responsibilities is discussed in greater detail below. As of February 2016, the Independent Trustees have appointed E. Philip Cannon as the Lead Independent Trustee of the Trust. The Lead Independent Trustee’s duties and responsibilities include serving as chair of, and leading and facilitating discussions at, executive sessions of the Independent Trustees and acting as chair at Board or Committee meetings in the absence of the Chairman of the Board or other currently-appointed chair; coordinating with the Independent Trustees and the Trust’s management to discuss recommendations for Board meeting agendas; reviewing, and providing input to the Trust’s management as appropriate regarding, whether agenda objectives are being met; and acting generally as spokesperson for the Independent Trustees on external matters, provided that if another Independent Trustee is deemed to be more qualified or better able to address a particular matter, such other Independent Trustee shall serve as spokesperson in connection with such matter. In addition, the Chairs of the Audit Committee and Governance Committee and the co-leads of the Valuation Oversight Committee, each of whom is an Independent Trustee, act as liaisons between the Independent Trustees and the Trust’s management between Board Meetings and, with management, are involved in the preparation of agendas for Board and Committee meetings, as applicable.

The Board believes that, as Chairman, Mr. Harris provides skilled executive leadership to the Trust and performs an essential liaison function between the Trust and PIMCO, its investment adviser. The Board believes that its governance structure allows all of the Independent Trustees to participate in the full range of the Board’s oversight responsibilities. The Board reviews its structure regularly as part of its annual self-evaluation. The Board has determined that its leadership structure is appropriate in light of the characteristics and circumstances of the Trust because it allocates areas of responsibility among the Committees and the Board in a manner that enhances effective oversight. The Board considered, among other things, the role of PIMCO in the day-to-day management of the Trust’s affairs; the extent to which the work of the Board is conducted through the Committees; the number of portfolios that comprise the Trust and other trusts in the fund complex overseen by members of the Board; the variety of asset classes those portfolios include; the net assets of each Fund, the Trust and the fund complex; and the management, distribution and other service arrangements of each Fund, the Trust and the fund complex.

In its oversight role, the Board has adopted, and periodically reviews, policies and procedures designed to address risks associated with the Trust’s activities. In addition, PIMCO and the Trust’s other service providers have adopted policies, processes and procedures to identify, assess and manage risks associated with the Trust’s activities. The Trust’s senior officers, including, but not limited to, the Chief Compliance Officer (“CCO”) and Treasurer, PIMCO portfolio management personnel and other senior personnel of PIMCO, the Trust’s independent registered public accounting firm (the “independent auditors”) and personnel from the Trust’s third-party service providers make periodic reports to the Board and its Committees with respect to a variety of matters, including matters relating to risk management.

Qualifications of the Trustees

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

Trustees of the Trust

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees[1]

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	169	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Douglas M. Hodge (1957) Trustee	02/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 – 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company; Formerly, Executive Advisor, Toyota Financial Services; CEO, Toyota Financial Services.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust

E. Philip Cannon (1940) Lead Independent Trustee	05/2000 to present Lead Independent Trustee – 02/2016 to present	Private Investor. Formerly, President, Houston Zoo.	169	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series.

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group).	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Trustee	07/2009 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

(1)	Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
(†)	Trustees serve until their successors are duly elected and qualified.
(*)

The information for the individuals listed is as of June 30, 2016. Messrs. Borst, Kennedy and McCarthy and Ms. Dunbar became Trustees of the Trust effective April 20, 2015. Effective November 1, 2016, Mr. Hodge’s role with PIMCO will transition to Managing Director and Senior Advisor.

The Board has determined that each of the Trustees is qualified to serve as a Trustee of the Trust, based on a review of the experience, qualifications, attributes and skills of each Trustee, including those listed in the table above. The Board has taken into account each Trustee’s commitment to the Board and participation in Board and committee meetings throughout his tenure on the Board. The following is a summary of qualifications, experiences and skills of each Trustee (in addition to the principal occupation(s) during the past five years noted in the table above) that support the conclusion that each individual is qualified to serve as a Trustee:

Mr. Harris’s position as a Managing Director of PIMCO and, formerly, as a Member of its Executive Committee give him valuable experience with the day-to-day management of the operation of the Trust as well as other funds within the fund complex, enabling him to provide essential management input to the Board.

Mr. Hodge’s service as Chief Executive Officer and a Managing Director of PIMCO, as well as his former position as Chief Operating Officer of PIMCO, and his position as a Member of the Global Executive Committee of Allianz Asset Management of America L.P. (“Allianz Asset Management”) give him valuable financial and operational experience with the day-to-day management of the Trust and PIMCO, its adviser, which enable him to provide essential management input to the Board. As noted above, effective November 1, 2016, Mr. Hodge’s role with PIMCO will transition to Managing Director and Senior Advisor.

Mr. Borst served in multiple executive positions at a large automotive corporation. Mr. Borst has prior financial experience from his oversight of the chief financial officer, treasury, accounting and audit functions of the corporation. He also served as the general manager of a credit company. Additionally, Mr. Borst has prior experience as a board member of a corporation.

Mr. Cannon has experience as the proprietor of a private equity investment firm and as president of a nonprofit entity. His qualifications also include past participation on the board of PIMCO Funds Multi-Manager Series (now known as Allianz Funds). Mr. Cannon also has prior experience as a board member of a public company.

Ms. Dunbar has prior financial experience investing and managing private equity fund assets. Additionally, Ms. Dunbar has previously served on the boards of directors of a variety of public and private companies. She currently serves on the boards of directors of two public companies.

Mr. Kennedy served as general counsel, senior vice president and chief compliance officer for a large airline company. He also has experience in management of the company’s corporate real estate and legal departments.

Mr. McCarthy has experience in the areas of financial reporting and accounting, including prior experience as Assistant Secretary and Chief Financial Officer of the United States Department of the Treasury. He also served as Deputy Managing Director of the Institute of International Finance, a global trade association of financial institutions. Mr. McCarthy also has significant prior experience in corporate banking. Additionally, Mr. McCarthy has valuable experience from his service on the board of trustees of PIMCO Equity Series and PIMCO Equity Series VIT since 2011.

Mr. Parker has prior financial, operations and management experience as the President and Chief Executive Officer of a privately held company. He also has investment experience as the Chairman of a family foundation.

Executive Officers

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years†

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Douglas M. Hodge (1957) Senior Vice President	05/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 – 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Kevin M. Broadwater (1964) Vice President — Senior Counsel	05/2012 to present	Executive Vice President and Deputy General Counsel, PIMCO. Vice President – Senior Counsel, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Joshua D. Ratner (1976) Vice President—Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Senior Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President – Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years†

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Vice President, Fidelity Investments.

Eric D. Johnson (1970) Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Assistant Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Jason J. Nagler (1982) Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*	Unless otherwise noted, the information for the individuals listed is as of June 30, 2016.
(†)

The term “PIMCO Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.

Securities Ownership

Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustee that are in the same family of investment companies as the Trust, as of December 31, 2015.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies

Interested Trustees

Brent R. Harris	PIMCO All Asset Fund	Over $100,000	Over $100,000

	PIMCO All Asset All Authority Fund	Over $100,000
	PIMCO Money Market Fund	Over $100,000
	PIMCO Mortgage Opportunities Fund	Over $100,000
	PIMCO RAE Fundamental EMG Fund	Over $100,000
	PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	Over $100,000

	PIMCO Real Return Asset Fund	Over $100,000

	PIMCO Real Return Fund	$1 - $10,000

	PIMCO RealEstateRealReturn Strategy Fund	Over $100,000

	PIMCO RealPath™ 2040 Fund	Over $100,000

	PIMCO Senior Floating Rate Fund	Over $100,000

	PIMCO Short Asset Investment Fund	$1 - $10,000

	PIMCO StocksPLUS® Short Fund	$1 - $10,000

	PIMCO Total Return Fund	Over $100,000

Douglas M. Hodge	PIMCO All Asset Fund	Over $100,000	Over $100,000

	PIMCO Emerging Markets Bond Fund	$10,001 - $50,000

	PIMCO Global Multi-Asset Fund	Over $100,000

	PIMCO High Yield Fund	Over $100,000

	PIMCO Mortgage-Backed Securities Fund	$1 - $10,000

	PIMCO Real Return Fund	Over $100,000

	PIMCO Short Asset Investment Fund	Over $100,000

	PIMCO StocksPLUS® Fund	Over $100,000

	PIMCO Total Return Fund	Over $100,000

Independent Trustees

George E. Borst	PIMCO Low Duration Fund	Over $100,000	Over $100,000

	PIMCO Short Duration Municipal Income Fund	Over $100,000

	PIMCO Total Return Fund	Over $100,000

E. Philip Cannon	PIMCO All Asset Fund	$50,001 - $100,000	Over $100,000

	PIMCO All Asset All Authority Fund	$50,001 - $100,000

	PIMCO Income Fund	$50,001 - $100,000

	PIMCO RAE Fundamental PLUS Fund	Over $100,000

	PIMCO Money Market Fund	Over $100,000

Jennifer Holden Dunbar	PIMCO All Asset Fund	$10,001 - $50,000	Over $100,000

	PIMCO Income Fund	Over $100,000

	PIMCO High Yield Municipal Bond Fund	$10,001 - $50,000

	PIMCO Total Return Fund	$50,001 - $100,000

	PIMCO Real Return Fund	$50,001 - $100,000

	PIMCO StocksPLUS®	$10,001 - $50,000

	PIMCO StocksPLUS® International Fund	$10,001 - $50,000

	PIMCO Real Return Limited Duration Fund	$10,001 - $50,000

	PIMCO Senior Floating Rate Fund	$10,001 - $50,000

Gary F. Kennedy	PIMCO All Asset Fund	Over $100,000	Over $100,000

	PIMCO All Asset All Authority Fund	Over $100,000

	PIMCO StocksPLUS® Fund	$50,001 - $100,000

	PIMCO Total Return Fund	Over $100,000

Peter B. McCarthy	PIMCO Money Market Fund	$10,001 - $50,000	Over $100,000

Ronald C. Parker	PIMCO All Asset All Authority Fund	Over $100,000	Over $100,000

	PIMCO RAE Low Volatility PLUS EMG Fund	$10,001 - $50,000

	PIMCO Total Return Fund	$10,001 - $50,000

To the best of the Trust’s knowledge, as of June 30, 2016, the Trustees and Officers of the Trust, as a group, owned less than 1% of the shares of each class of each Fund.

Trustee Ownership of the Investment Adviser and Principal Underwriter, and Their Control Persons

No independent Trustee (or his immediate family members) had any direct or indirect interest, the value of which exceeds $120,000, in the investment adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the investment adviser or the principal underwriter of the Trust (not including registered investment companies). Set forth in the table below is information regarding each independent Trustee’s (and his immediate family members’) share ownership in securities of the investment adviser of the Trust, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Trust (not including registered investment companies), as of December 31, 2015.

Name of Independent Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class

George E. Borst	None	None	None	None	None

E. Philip Cannon	None	None	None	None	None

Jennifer Holden Dunbar	None	None	None	None	None

Gary F. Kennedy	None	None	None	None	None

Peter B. McCarthy	None	None	None	None	None

Ronald C. Parker	None	None	None	None	None

No independent Trustee or immediate family member has during the two most recently completed calendar years had any securities interest in the principal underwriter of the Trust or the investment adviser or their affiliates (other than the Trust). No independent Trustee or immediate family member has during the two most recently completed calendar years had any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000, with:

•	the Funds;

•	an officer of the Funds;

•

an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Funds;

•

an officer or an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Funds;

•	the investment adviser or principal underwriter of the Funds;

•	an officer of the investment adviser or principal underwriter of the Funds;

•	a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds.

With respect to the persons listed in the bullet points above, no independent Trustee or immediate family member has during the two most recently completed calendar years had any direct or indirect relationship, the value of which exceeds $120,000, wherein the relationship included:

1.	Payments for property or services to or from any such person;

2.	Provision of legal services to any such person;

3.	Provision of investment banking services to any such person; and

4.	Any consulting or other relationship that is substantially similar in nature and scope to the relationships listed in (i) through (iii) above.

Standing Committees

The Committee membership for each Committee is listed as of March 31, 2016. However, the members of any Committee may be changed by the Board of Trustees from time to time.

The Trust has a standing Audit Committee that consists of Messrs. Borst, Cannon, Kennedy, McCarthy and Parker (Chair) and Ms. Dunbar. The Audit Committee’s responsibilities include, but are not limited to, (i) assisting the Board’s oversight of the integrity of the Trust’s financial statements, the Trust’s compliance with legal and regulatory requirements, the qualifications and independence of the Trust’s independent auditors, and the performance of such firm; (ii) overseeing the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) overseeing the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and (iv) acting a liaison between the Trust’s independent auditors and the full Board. The Audit Committee also reviews both the audit and non-audit work of the Trust’s independent auditors, submits a recommendation to the Board of Trustees as to the selection of an independent auditor, and reviews generally the maintenance of the Trust’s records and the safekeeping arrangement of the Trust’s custodian. During the fiscal year ended March 31, 2016, there were 5 meetings of the Audit Committee.

The Board of Trustees has formed a Valuation Oversight Committee who has been delegated responsibility by the Board for overseeing determination of the fair value of each Fund’s portfolio securities and other assets on behalf of the Board in accordance with the Fund’s valuation procedures. The Valuation Oversight Committee reviews and approves procedures for the fair valuation of each Fund’s portfolio securities and periodically reviews information from PIMCO regarding fair value determinations made pursuant to Board-approved procedures, and makes related recommendations to the full Board and assists the full Board in resolving particular fair valuation and other valuation matters. In certain circumstances as specified in the Trust’s valuation policies, the Valuation Oversight Committee may also determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board of Trustees. The Valuation Oversight Committee consists of Messrs. Borst, Cannon, Harris, Hodge, Kennedy (co-lead), McCarthy (co-lead) and Parker and Ms. Dunbar. During the fiscal year ended March 31, 2016, there were 4 meetings of the Valuation Committee (the predecessor committee to the Valuation Oversight Committee).

The Trust also has a Governance Committee, which currently consists of Messrs. Borst (Chair), Cannon, Harris, Hodge, Kennedy, McCarthy and Parker and Ms. Dunbar and which is responsible for the selection and nomination of candidates to serve as Trustees of the Trust. Only members of the Committee that are Independent Trustees (Messrs. Borst (Chair), Cannon, Kennedy, McCarthy and Parker and Ms. Dunbar) vote on the nomination of Independent Trustee candidates.

The Governance Committee has a policy in place for considering trustee candidates recommended by shareholders. The Governance Committee may consider potential trustee candidates recommended by shareholders provided that the proposed candidates: (i) satisfy any minimum qualifications of the Trust for its Trustees and (ii) are not “interested persons” of the Trust or the investment adviser within the meaning of the 1940 Act. The Governance Committee will not consider submissions in which the Nominating Shareholder is the trustee candidate.

Any shareholder (a “Nominating Shareholder”) submitting a proposed trustee candidate must continuously own as of record, or beneficially through a financial intermediary, shares of the Trust having a net asset value of not less than $25,000 during the two-year period prior to submitting the proposed trustee candidate. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the special meeting of shareholders to elect trustees.

All trustee candidate submissions by Nominating Shareholders must be received by the Fund by the deadline for submission of any shareholder proposals which would be included in the Fund’s proxy statement for the next special meeting of shareholders of the Fund.

Nominating Shareholders must substantiate compliance with these requirements at the time of submitting their proposed trustee nominee to the attention of the Trust’s Secretary. Notice to the Trust’s Secretary should be provided in accordance with the deadline specified above and include, (i) the Nominating Shareholder’s contact information; (ii) the number of Fund shares which are owned of record and beneficially by the Nominating Shareholder and the length of time which such shares have been so owned by the Nominating Shareholder; (iii) a description of all arrangements and understandings between the Nominating Shareholder and any other person or persons (naming such person or persons) pursuant to which the submission is being made and a description of the relationship, if any, between the Nominating Shareholder and the trustee candidate; (iv) the trustee candidate’s contact information, age, date of birth and the number of Fund shares owned by the trustee candidate; (v) all information regarding the trustee candidate’s qualifications for service on the Board of Trustees as well as any information regarding the trustee candidate that would be required to be disclosed in solicitations of proxies for elections of trustees required by Regulation 14A of the Securities Exchange Act of 1934, as amended (the “1934 Act”) had the trustee candidate been nominated by the Board; (vi) whether the Nominating Shareholder believes the trustee candidate would or would not be an “interested person” of the Fund, as defined in the 1940 Act and a description of the basis for such belief; and (vii) a notarized letter executed by the trustee candidate, stating his or her intention to serve as a nominee and be named in the Fund’s proxy statement, if nominated by the Board of Trustees, and to be named as a trustee if so elected.

During the fiscal year ended March 31, 2016, there were 4 meetings of the Governance Committee.

Trustee Retirement Policy

The Board has in place a retirement policy for all Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act, that seeks to balance the benefits of the experience and institutional memory of existing Trustees against the need for fresh perspectives, and to enhance the overall effectiveness of the Board. No Independent Trustee shall continue service as a Trustee beyond the first Board meeting occurring after his or her 76th birthday, provided that this policy may be waived or modified from time to time at the discretion of the Governance Committee. The continued appropriateness of the retirement policy is reviewed from time to time by the Governance Committee.

Compensation Table

The following table sets forth information regarding compensation received by the Trustees for the fiscal year ended March 31, 2016.

Name and Position	Aggregate Compensation from Trust[1,2]	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Total Compensation from Trust and Fund Complex Paid to Trustees[3]

George Borst, Trustee [4]	$217,000	N/A	$337,300

E. Philip Cannon, Trustee	$218,000	N/A	$453,800

Jennifer Holden Dunbar, Trustee [4]	$214,750	N/A	$360,425

Gary F. Kennedy, Trustee [4]	$219,000	N/A	$339,750

Peter B. McCarthy, Trustee [4]	$219,000	N/A	$469,025

Ronald C. Parker, Trustee	$236,000	N/A	$391,675

(1)        For their services to PIMCO Funds, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $750 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $8,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $4,250. Effective February 22, 2016, the Lead Independent Trustee receives an annual retainer of $13,000.

(2)        The amounts shown in this column represent the aggregate compensation before deferral with respect to the Trust’s fiscal year ended March 31, 2016.

(3)        During the one-year period ending March 31, 2016, Messrs. Cannon and Parker also served as a Trustee of PIMCO Variable Insurance Trust, a registered open-end management investment company, and Messrs. Cannon and Parker also served as a Trustee of PIMCO ETF Trust, a registered open-end management investment company. Messrs. Borst, Kennedy and McCarthy and Ms. Dunbar began serving as Trustees of PIMCO Variable Insurance Trust and PIMCO ETF Trust on April 20, 2015. In addition, during the one-year period ending March 31, 2016, Messrs. Cannon and McCarthy also served as Trustees of PIMCO Equity Series, a registered open-end management investment company, and as Trustees of PIMCO Equity Series VIT, a registered open-end management investment company. Effective February 5, 2016, Ms. Dunbar and Mr. Parker began serving as Trustees of PIMCO Equity Series and PIMCO Equity Series VIT.

(4)        Messrs. Borst, Kennedy and McCarthy and Ms. Dunbar joined the Board of Trustees on April 20, 2015.

For their services to PIMCO Variable Insurance Trust, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $5,000, the Valuation Oversight Committee co-leads together receive an additional retainer of $3,250, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $1,625 and each other committee chair receives an additional annual retainer of $1,500. Effective February 22, 2016, the Lead Independent Trustee receives an annual retainer of $3,500.

For their services to PIMCO ETF Trust, each Trustee, who is unaffiliated with PIMCO or its affiliates, receives an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $5,000, the Valuation Oversight Committee co-leads together receive an additional retainer of $3,150, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $1,575 and each other committee chair receives an additional annual retainer of $1,250. Effective February 22, 2016, the Lead Independent Trustee receives an annual retainer of $3,500.

For their services to PIMCO Equity Series, Ms. Dunbar and Messrs. Cannon, McCarthy and Parker receive an annual retainer of $62,000, plus $6,250 for each Board of Trustees meeting attended in person, $375 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $9,000, the Valuation Oversight Committee co-leads together receive an additional retainer of $2,000, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $1,000, and each other committee chair received an additional annual retainer of $750.

For their services to PIMCO Equity Series VIT, Ms. Dunbar and Messrs. Cannon, McCarthy and Parker receive an annual retainer of $10,500, plus $1,875 for each Board of Trustees meeting attended in person, $250 ($375 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $375 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,400, the Valuation Oversight Committee co-leads together receive an additional retainer of $1,000, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $500, and each other committee chair received an additional annual retainer of $250.

Investment Adviser

PIMCO, a Delaware limited liability company, serves as investment adviser to the Funds pursuant to an investment advisory contract (“Advisory Contract”) between PIMCO and the Trust. PIMCO also serves as investment adviser to the Subsidiaries. PIMCO is located at 650 Newport Center Drive, Newport Beach, California 92660. PIMCO had approximately $1.51 trillion of assets under management as of June 30, 2016.

PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) with minority interests held by Allianz Asset Management of America LLC, by Allianz Asset Management U.S. Holding II LLC, a Delaware limited liability company, and by certain current and former officers of PIMCO. Allianz Asset Management was organized as a limited partnership under Delaware law in 1987. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

PIMCO has engaged Research Affiliates, LLC (“Research Affiliates”), a California limited liability company, to serve as asset allocation sub-adviser to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund pursuant to separate asset allocation sub-advisory agreements (“Asset Allocation Sub-Advisory Agreements”) and as sub-adviser to the PIMCO Multi-Strategy Alternative, PIMCO RAE Fundamental Advantage PLUS, PIMCO RAE Fundamental PLUS, PIMCO RAE Fundamental PLUS EMG, PIMCO RAE Fundamental PLUS International, PIMCO RAE Fundamental PLUS Small, PIMCO RAE Low Volatility PLUS, PIMCO RAE Low Volatility PLUS EMG, PIMCO RAE Low Volatility PLUS International, PIMCO RAE Worldwide Fundamental Advantage PLUS and PIMCO RAE Worldwide Long/Short PLUS Funds, pursuant to a separate sub-advisory agreement (“RAFI® Sub-Advisory Agreement”). Research Affiliates was organized in March 2002 and is located at 620 Newport Center Drive, Suite 900, Newport Beach, California, 92660.

Allianz SE is a European based, multinational insurance and financial services holding company and a publicly traded German company. As of June 30, 2016, PIMCO had third-party assets under management of € 995 bn.

The general partner of Allianz Asset Management has substantially delegated its management and control of Allianz Asset Management to a Management Board. The Management Board of Allianz Asset Management is comprised of John C. Maney.

There are currently no significant institutional shareholders of Allianz SE.

Absent an SEC exemption or other regulatory relief, the Funds generally are precluded from effecting principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Advisor or the Sub-Adviser, and the Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker is subject to restrictions. Similarly, the Funds’ ability to utilize the affiliated brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. PIMCO does not believe that the restrictions on transactions with the affiliated brokers described above will materially adversely affect its ability to provide services to the Funds, the Funds’ ability to take advantage of market opportunities, or the Funds’ overall performance.

Advisory Agreements

The Funds pay for the advisory and supervisory and administrative services they require under what is essentially an all-in fee structure.

PIMCO is responsible for making investment decisions and placing orders for the purchase and sale of the Trust’s investments directly with the issuers or with brokers or dealers selected by it in its discretion. See “Portfolio Transactions and Brokerage,” below. PIMCO also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund.

Under the terms of the Advisory Contract, PIMCO is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of PIMCO to the Trust are not exclusive under the terms of the Advisory Contract. PIMCO is free to, and does, render investment advisory services to others.

Following the expiration of the two year period commencing with the effectiveness of the Advisory Contract, it will continue in effect on a yearly basis provided such continuance is approved annually: (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees; and (ii) by a majority of the independent Trustees. The Advisory Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by PIMCO, on 60 days’ written notice by either party to the contract and will terminate automatically if assigned.

As discussed in “Investment Objectives and Policies” above, the PIMCO Capital Securities and Financials Fund may pursue its investment objective by investing in the CSF Subsidiary, the PIMCO CommoditiesPLUS® Strategy Fund may pursue its investment objective by investing in the CPS Subsidiary, the PIMCO CommodityRealReturn Strategy Fund® may pursue its investment objective by investing in the CRRS Subsidiary, the PIMCO Global Multi-Asset Fund may pursue its investment objective by investing in the GMA Subsidiary, the PIMCO Inflation Response Multi-Asset Fund may pursue its investment objective by investing in the IRMA Subsidiary and the PIMCO TRENDS Managed Futures Strategy Fund may pursue its investment objective by investing in the MF Subsidiary. The Subsidiaries have each entered into a separate contract with PIMCO whereby PIMCO provides investment advisory and other services to the Subsidiaries (the “Subsidiary Advisory Contracts”). In consideration of these services, each Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively. PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the PIMCO Capital Securities and Financials Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CSF Subsidiary. This waiver may not be terminated by PIMCO, and will remain in effect for as long as PIMCO’s contract with the CSF Subsidiary is in place. PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the PIMCO CommoditiesPLUS® Strategy Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CPS Subsidiary. This waiver may not be terminated by PIMCO, and will remain in effect for as long as PIMCO’s contract with the CPS Subsidiary is in place. PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the PIMCO CommodityRealReturn Strategy Fund® in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CRRS Subsidiary. This waiver may not be terminated by PIMCO, and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place. PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the PIMCO Global Multi-Asset Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO, and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the PIMCO Inflation Response Multi-Asset Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the IRMA Subsidiary. This waiver may not be terminated by PIMCO, and will remain in effect for as long as PIMCO’s contract with the IRMA Subsidiary is in place. PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the PIMCO TRENDS Managed Futures Strategy Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the MF Subsidiary. This waiver may not be terminated by PIMCO, and will remain in effect for as long as PIMCO’s contract with the MF Subsidiary is in place.

The Subsidiary Advisory Contracts will continue in effect until terminated. The Subsidiary Advisory Contracts are each terminable by either party thereto, without penalty, on 60 days’ prior written notice, and shall terminate automatically in the event: (i) it is “assigned” by PIMCO (as defined in the Investment Advisers Act of 1940, as amended (the “Advisers Act”)); or (ii) the Advisory Contract between the Trust, acting for and on behalf of the PIMCO Capital Securities and Financials Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and/or PIMCO TRENDS Managed Futures Strategy Fund, as applicable, and PIMCO is terminated.

PIMCO employs Research Affiliates to provide asset allocation services to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund pursuant to separate Asset Allocation Sub-Advisory Agreements. Under each Asset Allocation Sub-Advisory Agreement, Research Affiliates is responsible for recommending how the assets of the Funds are allocated and reallocated from time to time among the Underlying PIMCO Funds. The Funds indirectly pay a proportionate share of the advisory fees paid to PIMCO by the Underlying PIMCO Funds in which the Funds invest. Research Affiliates is not compensated directly by the PIMCO All Asset Fund or PIMCO All Asset All Authority Fund, but is paid by PIMCO. Under the terms of each Asset Allocation Sub-Advisory Agreement, Research Affiliates is obligated to sub-advise the PIMCO All Asset and PIMCO All Asset All Authority Funds in accordance with applicable laws and regulations.

Each Asset Allocation Sub-Advisory Agreement will continue in effect with respect to the PIMCO All Asset Fund and the PIMCO All Asset All Authority Funds, respectively, for two years from its respective effective date, and thereafter on a yearly basis provided such continuance is approved annually: (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees; and (ii) by a majority of the independent Trustees. Each Asset Allocation Sub-Advisory Agreement may be terminated without penalty by vote of the Trustees or its shareholders, or by PIMCO, on 60 days’ written notice by either party to the contract and will terminate automatically if assigned. If Research Affiliates ceases to serve as sub-adviser of the Funds, PIMCO will either assume full responsibility therefor, or retain a new asset allocation sub-adviser, subject to the approval of the Board of Trustees and, if required, the Fund’s shareholders.

PIMCO also employs Research Affiliates to provide sub-advisory services to the Funds listed below pursuant to the RAFI® Sub-Advisory Agreement. Under the RAFI® Sub-Advisory Agreement, Research Affiliates is responsible for providing, subject to the supervision of PIMCO, investment advisory services in connection with each Fund’s swap-based exposure to the proprietary model portfolio or portfolios listed beside such Fund’s name. More specifically, Research Affiliates will provide PIMCO, or counterparties designated by PIMCO, with the relevant proprietary model portfolio or portfolios for purposes of developing equity total return swaps based on that model portfolio or those model portfolios. Research Affiliates is not compensated directly by the Funds, but is paid by PIMCO.

Fund	Model Portfolio(s)
PIMCO RAE Fundamental Advantage PLUS Fund	RAE Fundamental US Large Model Portfolio
PIMCO RAE Fundamental PLUS EMG Fund	RAE Fundamental Emerging Markets Model Portfolio
PIMCO RAE Fundamental PLUS Fund	RAE Fundamental US Large Model Portfolio
PIMCO RAE Fundamental PLUS International Fund	RAE Fundamental International Large Model Portfolio
PIMCO RAE Fundamental PLUS Small Fund	RAE Fundamental US Small Model Portfolio
PIMCO RAE Low Volatility PLUS EMG Fund	RAE Low Volatility Emerging Markets Model Portfolio
PIMCO RAE Low Volatility PLUS Fund	RAE Low Volatility US Model Portfolio
PIMCO RAE Low Volatility PLUS International Fund	RAE Low Volatility International Model Portfolio
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	RAE Worldwide Fundamental Advantage Model Portfolio
PIMCO RAE Worldwide Long/Short PLUS Fund	RAE Low Volatility US Model Portfolio RAE Low Volatility International Model Portfolio RAE Low Volatility Emerging Markets Model Portfolio
PIMCO Multi-Strategy Alternative Fund

RAE Fundamental US Large Model Portfolio

RAE Low Volatility US Model Portfolio

RAE Low Volatility Emerging Markets Model Portfolio

RAE Low Volatility International Model Portfolio

RAE Worldwide Fundamental Advantage Model Portfolio

With respect to each Fund listed above except the PIMCO Multi-Strategy Alternative Fund, Research Affiliates is paid a fee based upon the average daily value of the net assets of each Fund. With respect to the PIMCO Multi-Strategy Alternative Fund, Research Affiliates is paid a fee based upon the average daily long only notional value of the Fund’s derivative instruments based on the model portfolios listed beside the PIMCO Multi-Strategy Alternative Fund’s name above. If any investment company, separate account, sub-advised account, other pooled vehicle or other account, which is sponsored or advised by PIMCO and sub-advised by Research Affiliates pursuant to an agreement wherein Research Affiliates is primarily responsible for the day-to-day management of the portfolio (a “PIMCO Managed Account”), including, without limitation, the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO All Asset Portfolio (a series of PIMCO Variable Insurance Trust) and PIMCO All Asset All Authority Portfolio (a series of PIMCO Variable Insurance Trust), invests in a Fund listed above, Research Affiliates shall, subject to applicable law, waive any fee to which it would be entitled under the RAFI® Sub-Advisory Agreement with respect to any assets of the PIMCO Managed Account invested in such Fund. PIMCO Managed Accounts do not include investment companies, separate accounts, sub-advised accounts, other pooled investment vehicles or other accounts for which Research Affiliates is not primarily responsible for day-to-day management of the account’s portfolio, regardless of whether Research Affiliates serves as a sub-adviser with respect to the account.

Under the terms of the RAFI® Sub-Advisory Agreement, Research Affiliates is obligated to provide advice to the Funds listed above in accordance with applicable laws and regulations. The RAFI® Sub-Advisory Agreement will continue in effect with respect to the Funds listed above for two years from its effective date, and thereafter on a yearly basis provided such continuance is approved annually with respect to each such Fund: (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees; and (ii) by a majority of the independent Trustees. The RAFI® Sub-Advisory Agreement may be terminated, without penalty, with respect to a Fund by: (i) a vote of the majority of such Fund’s outstanding voting securities; (ii) a vote of a majority of the Board of Trustees upon 60 days’ written notice; (iii) PIMCO upon 60 days’ written notice; or (iv) Research Affiliates upon 60 days’ written notice. The RAFI® Sub-Advisory Agreement will terminate automatically in the event of its assignment.

In rendering investment advisory services to the Trust, PIMCO may use the resources of one or more foreign (non-U.S.) affiliates that are not registered under the Advisers Act (the “PIMCO Overseas Affiliates”) to provide portfolio management, research and trading services to the Trust. Under the Memorandums of Understanding (“MOUs”), each of the PIMCO Overseas Affiliates are Participating Affiliates of PIMCO as that term is used in relief granted by the staff of the SEC allowing U.S. registered advisers to use investment advisory and trading resources of unregistered advisory affiliates subject to the regulatory supervision of the registered adviser. Each Participating Affiliate and any of their respective employees who provide services to the Trust are considered under the MOUs to be “associated persons” of PIMCO as that term is defined in the Advisers Act for purposes of PIMCO’s required supervision.

Advisory Fee Rates

Each Fund either currently pays, or will pay, a monthly investment advisory fee at an annual rate based on average daily net assets of the Funds as follows:

Fund	Advisory Fee Rate
PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds	0.12%
PIMCO All Asset Fund	0.175%
PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds	0.18%
PIMCO All Asset All Authority Fund, PIMCO Municipal Bond Funds, PIMCO Real Return Limited Duration Fund, PIMCO Short Asset Investment Fund	0.20%
PIMCO California Municipal Bond Fund	0.21%
PIMCO National Intermediate Municipal Bond Fund	0.22%
PIMCO California Intermediate Municipal Bond, PIMCO Long-Term U.S. Government and PIMCO New York Municipal Bond Funds	0.225%
PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO High Yield Spectrum, PIMCO Long-Term Credit and PIMCO Real Return Asset Funds	0.30%
PIMCO StocksPLUS® Long Duration and PIMCO Mortgage Opportunities Funds	0.35%
PIMCO StocksPLUS® Absolute Return, PIMCO StocksPLUS® International (Unhedged), and PIMCO StocksPLUS® Short Funds	0.39%
PIMCO Global Advantage® Strategy Bond, PIMCO Senior Floating Rate(1) and PIMCO Unconstrained Tax Managed Bond Funds	0.40%
PIMCO Capital Securities and Financials, PIMCO Inflation Response Multi-Asset(2) and PIMCO StocksPLUS® Small Funds	0.44%
PIMCO Diversified Income, PIMCO Emerging Local Bond, PIMCO Emerging Markets Bond, PIMCO Emerging Markets Currency and PIMCO StocksPLUS® International (U.S. Dollar-Hedged) Funds	0.45%
PIMCO CommoditiesPLUS® Strategy, PIMCO CommodityRealReturn Strategy and PIMCO RealEstateRealReturn Strategy Funds	0.49%
PIMCO RealPathTM Income Fund(3)	0.50%*
PIMCO RealPathTM 2020 Fund(4)	0.53%*

Fund	Advisory Fee Rate
PIMCO RAE Fundamental PLUS and PIMCO RAE Low Volatility PLUS Funds	0.54%
PIMCO Emerging Markets Corporate Bond(5) and PIMCO RealPathTM 2025(6) Funds	0.55%*
PIMCO RAE Fundamental PLUS International(7) and PIMCO RAE Low Volatility PLUS International Funds	0.57%
PIMCO RealPathTM 2030(8)	0.58%*
PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO RAE Fundamental PLUS Small Fund	0.59%
PIMCO Credit Absolute Return, PIMCO RealPathTM 2035(9), PIMCO RealPathTM 2040(10), and PIMCO Unconstrained Bond Fund Funds	0.60%*
PIMCO RealPathTM 2045(11), PIMCO RealPathTM 2050(11) and PIMCO RealPathTM 2055 Funds	0.62%*
PIMCO RAE Fundamental Advantage PLUS Fund	0.64%
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	0.74%
PIMCO RAE Fundamental PLUS EMG and PIMCO RAE Low Volatility PLUS EMG Funds	0.85%
PIMCO Global Multi-Asset Fund	0.90%
PIMCO RAE Worldwide Long/Short PLUS Fund	0.94%
PIMCO Multi-Strategy Alternative Fund	1.05%
PIMCO TRENDS Managed Futures Strategy Fund	1.15%
All other Funds	0.25%

*        As the PIMCO RealPathTM Funds approach their target dates, the Funds’ investment advisory contract provides that certain PIMCO RealPathTM Funds’ advisory fee will periodically decrease over time according to set intervals. The following table provides information with respect to these and other advisory fee adjustments.

(1)	Effective October 1, 2013, the Fund’s Advisory Fee was reduced by 0.10% to 0.40% per annum.
(2)	Effective October 1, 2015, the Fund’s Advisory Fee was reduced by 0.21% to 0.44% per annum.
(3)	Effective October 1, 2013, the Fund’s Advisory Fee was reduced by 0.20% to 0.50% per annum.
(4)	Effective April 1, 2015, the Fund’s Advisory Fee was reduced by 0.02% to 0.53% per annum.
(5)	Effective October 1, 2015, the Fund’s Advisory Fee was reduced by 0.20% to 0.55% per annum.
(6)	Effective April 1, 2015, the Fund’s Advisory Fee was reduced by 0.03% to 0.55% per annum.
(7)	Effective October 1, 2013, the Fund’s Advisory Fee was reduced by 0.02% to 0.57% per annum.
(8)	Effective April 1, 2015, the Fund’s Advisory Fee was reduced by 0.02% to 0.58% per annum.
(9)	Effective October 1, 2013, the Fund’s Advisory Fee was reduced by 0.15% to 0.60% per annum.
(10)	Effective April 1, 2015, the Fund’s Advisory Fee was reduced by 0.02% to 0.60% per annum.
(11)	Effective October 1, 2013, the Fund’s Advisory Fee was reduced by 0.18% to 0.62% per annum.

PIMCO RealPathTM Fund Advisory Fee Schedule

(stated as a percentage of the average daily net assets of each Fund taken separately)

Fund	April 1, 2020	April 1, 2025	April 1, 2030	April 1, 2035
PIMCO RealPathTM Income Fund	0.50%	0.50%	0.50%	0.50%
PIMCO RealPathTM 2020 Fund	0.50%	0.50%	0.50%	0.50%
PIMCO RealPathTM 2025 Fund	0.53%	0.50%	0.50%	0.50%
PIMCO RealPathTM 2030 Fund	0.55%	0.53%	0.50%	0.50%
PIMCO RealPathTM 2035 Fund	0.58%	0.55%	0.53%	0.50%
PIMCO RealPathTM 2040 Fund	0.60%	0.58%	0.55%	0.53%
PIMCO RealPathTM 2045 Fund	0.60%	0.60%	0.58%	0.55%
PIMCO RealPathTM 2050 Fund	0.62%	0.60%	0.60%	0.58%
PIMCO RealPathTM 2055 Fund	0.62%	0.62%	0.60%	0.60%

Advisory Fee Payments

The advisory fees paid by each Fund that was operational during the fiscal years ended March 31, 2016, 2015 and 2014 were as follows:

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO All Asset Fund	$43,352,042	$57,783,634	$58,611,958
PIMCO All Asset All Authority Fund	25,469,741	48,365,981	63,627,803
PIMCO California Intermediate Municipal Bond Fund	269,864	292,228	343,764
PIMCO California Municipal Bond Fund	18,879	16,451	13,101

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO California Short Duration Municipal Income Fund	271,441	361,684	384,346
PIMCO Capital Securities and Financials Fund	158,104	0	0
PIMCO CommoditiesPLUS® Strategy Fund	18,169,535	37,819,461	31,524,859
PIMCO CommodityRealReturn Strategy Fund®	45,068,237	75,629,053	96,572,714
PIMCO Credit Absolute Return Fund	4,070,807	10,859,165	11,776,266
PIMCO Diversified Income Fund	10,697,474	17,188,360	28,822,215
PIMCO Emerging Local Bond Fund	28,344,830	45,202,006	58,094,712
PIMCO Emerging Markets Bond Fund	9,143,032	19,651,411	30,165,330
PIMCO Emerging Markets Corporate Bond Fund	1,516,273	6,775,587	9,833,681
PIMCO Emerging Markets Currency Fund	22,958,393	27,000,136	29,356,686
PIMCO Emerging Markets Full Spectrum Bond Fund	2,111,449	2,531,357	1,238,172
PIMCO Extended Duration Fund	904,805	879,704	616,432
PIMCO Floating Income Fund	1,900,787	4,225,654	10,296,525
PIMCO Foreign Bond Fund (Unhedged)	3,934,814	6,045,633	8,845,986
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	20,577,324	18,356,366	15,100,597
PIMCO Global Advantage® Strategy Bond Fund	5,948,841	10,338,647	16,962,321
PIMCO Global Bond Fund (Unhedged)	1,435,632	2,013,652	2,341,051
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	1,440,835	1,232,140	1,267,982
PIMCO Global Multi-Asset Fund	9,437,468	11,103,991	29,843,704
PIMCO GNMA Fund	2,077,714	2,270,653	3,062,904
PIMCO Government Money Market Fund	388,352	580,028	438,395
PIMCO High Yield Fund	23,201,143	29,858,394	42,230,713
PIMCO High Yield Municipal Bond Fund	1,546,165	1,167,250	1,021,968
PIMCO High Yield Spectrum Fund	5,478,918	7,086,190	9,588,019
PIMCO Income Fund	124,816,919	96,280,764	72,864,902
PIMCO Inflation Response Multi-Asset Fund	4,721,008	6,987,383	4,074,945
PIMCO Investment Grade Corporate Bond Fund	16,748,627	14,721,011	19,249,563
PIMCO Long Duration Total Return Fund	9,418,974	12,282,815	13,688,117
PIMCO Long-Term Credit Fund	9,795,912	16,097,211	15,622,552
PIMCO Long-Term U.S. Government Fund	1,556,336	4,994,612	3,095,344
PIMCO Low Duration Fund	29,851,038	48,157,760	60,562,506
PIMCO Low Duration Fund II	959,071	1,368,868	1,753,644
PIMCO Low Duration Fund III	517,908	671,734	699,915
PIMCO Moderate Duration Fund	3,949,482	5,588,212	6,407,083
PIMCO Money Market Fund	849,380	795,616	934,138
PIMCO Mortgage Opportunities Fund	5,973,109	4,544,794	2,682,127
PIMCO Mortgage-Backed Securities Fund	520,875	555,309	908,425
PIMCO Multi-Strategy Alternative Fund	581,703	32,421	N/A
PIMCO Municipal Bond Fund	1,209,588	1,130,899	1,154,945
PIMCO National Intermediate Municipal Bond Fund	107,037	93,953	59,551
PIMCO New York Municipal Bond Fund	322,598	314,420	333,240
PIMCO RAE Fundamental Advantage PLUS Fund	9,597,193	20,442,365	21,352,742
PIMCO RAE Fundamental PLUS EMG Fund	19,263,880	34,234,245	55,625,807
PIMCO RAE Fundamental PLUS Fund	14,315,050	21,160,515	15,646,697
PIMCO RAE Fundamental PLUS International Fund	4,669,824	11,179,506	22,940,853
PIMCO RAE Fundamental PLUS Small Fund	1,424,548	2,546,117	3,470,861
PIMCO RAE Low Volatility PLUS EMG Fund	31,321,710	38,364,785	631,386
PIMCO RAE Low Volatility PLUS Fund	3,979,104	4,654,860	127,687
PIMCO RAE Low Volatility PLUS International Fund	10,806,569	17,652,411	654,129
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	10,442,377	25,071,558	22,902,568
PIMCO RAE Worldwide Long/Short PLUS Fund	28,130,000	6,828,930	N/A
PIMCO Real Return Asset Fund	7,838,035	2,694,341	1,372,670
PIMCO Real Return Fund	30,387,696	37,140,681	46,955,239
PIMCO Real Return Limited Duration Fund	4,624	0	0
PIMCO RealEstateRealReturn Strategy Fund	9,466,951	14,878,720	12,959,773
PIMCO RealPathTM 2020 Fund	423,081	649,008	593,090
PIMCO RealPathTM 2025 Fund	381,836	551,480	465,769
PIMCO RealPathTM 2030 Fund	585,348	821,828	703,896
PIMCO RealPathTM 2035 Fund	430,227	560,468	450,233
PIMCO RealPathTM 2040 Fund	500,412	722,415	636,856

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO RealPathTM 2045 Fund	312,095	384,089	276,897
PIMCO RealPathTM 2050 Fund	529,140	553,770	434,834
PIMCO RealPathTM 2055 Fund	0	4,738	N/A
PIMCO RealPathTM Income Fund	377,434	361,144	365,753
PIMCO Senior Floating Rate Fund	6,894,695	9,849,714	11,576,320
PIMCO Short Asset Investment Fund	914,286	409,827	253,120
PIMCO Short Duration Municipal Income Fund	377,843	479,690	634,822
PIMCO Short-Term Fund	34,450,602	36,674,576	34,092,075
PIMCO StocksPLUS® Small Fund	5,365,583	5,940,109	5,491,324
PIMCO StocksPLUS® Absolute Return Fund	5,665,305	4,862,709	4,502,991
PIMCO StocksPLUS® Fund	2,404,972	2,721,508	2,248,377
PIMCO StocksPLUS® International Fund (Unhedged)	4,535,003	4,651,226	4,999,427
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10,697,118	3,611,050	2,966,148
PIMCO StocksPLUS® Long Duration Fund	1,828,653	2,271,243	2,055,086
PIMCO StocksPLUS® Short Fund	10,672,615	17,941,903	26,779,620
PIMCO Total Return Fund	243,774,578	467,931,180	641,047,097
PIMCO Total Return Fund II	2,275,602	4,918,707	7,142,950
PIMCO Total Return Fund III	2,797,893	6,013,146	9,161,060
PIMCO Total Return Fund IV	3,678,399	3,788,371	2,730,968
PIMCO TRENDS Managed Futures Strategy Fund	5,113,659	4,340,224	627,771
PIMCO Unconstrained Bond Fund	43,449,975	104,690,458	162,994,686
PIMCO Unconstrained Tax Managed Bond Fund	981,811	1,458,344	1,887,310

Advisory Fees Waived and Recouped

PIMCO has contractually agreed, for the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed certain amounts of the total assets each Fund has invested in Underlying PIMCO Funds. PIMCO may recoup these waived fees in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. These waivers renew annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

In addition, PIMCO has contractually agreed to reduce total annual fund operating expenses for certain Funds by waiving a portion of its advisory fee, which may or may not be recouped in future fiscal periods depending on the contract.

PIMCO also has contractually agreed to waive the advisory fee it receives from the PIMCO Capital Securities and Financials Fund in an amount equal to the management fee paid to PIMCO by the CSF Subsidiary, which cannot be recouped. PIMCO also has contractually agreed to waive the advisory fee it receives from the PIMCO CommoditiesPLUS® Strategy Fund in an amount equal to the management fee paid to PIMCO by the CPS Subsidiary, which cannot be recouped. PIMCO also has contractually agreed to waive the advisory fee it receives from the PIMCO CommodityRealReturn Strategy Fund® in an amount equal to the management fee paid to PIMCO by the CRRS Subsidiary, which cannot be recouped. PIMCO also has contractually agreed to waive the advisory fee it receives from the PIMCO Global Multi-Asset Fund in an amount equal to the management fee paid to PIMCO by the GMA Subsidiary, which cannot be recouped. PIMCO also has contractually agreed to waive the advisory fee it receives from the PIMCO Inflation Response Multi-Asset Fund in an amount equal to the management fee paid to PIMCO by the IRMA Subsidiary, which cannot be recouped. PIMCO also has contractually agreed to waive the advisory fee it receives from the PIMCO TRENDS Managed Futures Strategy Fund in an amount equal to the management fee paid to PIMCO by the MF Subsidiary, which cannot be recouped. These waivers may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Funds.

PIMCO has also agreed to waive, first, the advisory fee and, to the extent necessary, the supervisory and administrative fee it receives from the PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO Multi-Strategy Alternative Fund and each PIMCO RealPathTM Fund in an amount equal to the Underlying PIMCO Fund expenses attributable to advisory and supervisory and administrative fees at the Underlying PIMCO Fund level. These waivers renew annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

Advisory fees waived during the fiscal years ended March 31, 2016, 2015 and 2014 were as follows:

Fund	Year Ended 3/31/16	Year Ended 3/31/15	Year Ended 3/31/14
PIMCO All Asset Fund	$41,942,360	$49,029,969	$49,306,275
PIMCO All Asset All Authority Fund	12,518,314	20,087,055	21,363,258
PIMCO Capital Securities and Financials Fund	20,817	0	0
PIMCO CommoditiesPLUS® Strategy Fund	3,872,705	7,142,181	5,090,051
PIMCO CommodityRealReturn Strategy Fund®	8,090,123	13,170,272	16,439,674
PIMCO Emerging Markets Full Spectrum Bond Fund	2,111,449	2,531,357	1,238,172
PIMCO Global Multi-Asset Fund	2,561,317	4,953,056	15,034,571
PIMCO Government Money Market Fund	14,422	129,284	135,595
PIMCO Inflation Response Multi-Asset Fund	1,738,802	2,412,287	1,242,309
PIMCO Money Market Fund	17,098	176,762	347,145
PIMCO Multi-Strategy Alternative Fund	408,677	24,242	0
PIMCO RAE Low Volatility PLUS EMG Fund	5,527,361	6,770,256	111,421
PIMCO Real Return Limited Duration Fund	231	0	0
PIMCO RealPathTM 2020 Fund	418,762	592,372	479,556
PIMCO RealPathTM 2025 Fund	367,571	484,760	389,682
PIMCO RealPathTM 2030 Fund	548,721	717,152	565,004
PIMCO RealPathTM 2035 Fund	388,952	490,249	370,952
PIMCO RealPathTM 2040 Fund	446,692	616,931	492,777
PIMCO RealPathTM 2045 Fund	265,695	322,283	215,006
PIMCO RealPathTM 2050 Fund	442,014	455,253	340,313
PIMCO RealPathTM 2055 Fund	0	3,714	0
PIMCO RealPathTM Income Fund	377,434	361,144	302,959
PIMCO Short Asset Investment Fund	457,143	204,914	126,560
PIMCO TRENDS Managed Futures Strategy Fund	1,244,898	1,006,696	145,163
Sub-Advisory Fee Payments

PIMCO paid the following fees to Research Affiliates in connection with the Asset Allocation Sub-Advisory Agreements and the RAFI® Sub-Advisory Agreement during the fiscal years ended March 31, 2016, 2015 and 2014:

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO All Asset Fund	$30,965,744	$41,274,025	$41,865,684
PIMCO All Asset All Authority Fund	19,102,306	36,274,485	47,720,852
PIMCO Multi-Strategy Alternative Fund	22,381.85	1,464	N/A
PIMCO RAE Fundamental Advantage PLUS Fund	201,915.12	464,295	584,043
PIMCO RAE Fundamental PLUS EMG Fund	297,161.07	812,897	767,049
PIMCO RAE Fundamental PLUS Fund	1,895,174.71	3,046,152	2,262,174
PIMCO RAE Fundamental PLUS International Fund	86,398.58	104,262	32,759
PIMCO RAE Fundamental PLUS Small Fund	57,310.65	46,017	25,835
PIMCO RAE Low Volatility PLUS EMG Fund	4,275.42	N/A	N/A
PIMCO RAE Low Volatility PLUS Fund	9,072.07	N/A	N/A
PIMCO RAE Low Volatility PLUS International Fund	4,503.66	N/A	N/A
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	46,895.20	80,403	65,219
PIMCO RAE Worldwide Long/Short PLUS Fund	8,555.93	1,558	N/A

Proxy Voting Policies and Procedures

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights (collectively, “proxies”) are exercised in the best interests of accounts.

With respect to the voting of proxies relating to equity securities, PIMCO has selected an unaffiliated third party proxy research and voting service (“Proxy Voting Service”), to assist it in researching and voting proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to PIMCO as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to a set of guidelines that have been approved by PIMCO. Upon the recommendation of the applicable portfolio managers, PIMCO may determine to override any recommendation made by the Proxy Voting Service. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, PIMCO may determine to vote on the proposals directly.

With respect to the voting of proxies relating to fixed income securities, PIMCO’s fixed income credit research group (the “Credit Research Group”) is responsible for researching and issuing recommendations for voting proxies. With respect to each proxy received, the Credit Research Group researches the financial implications of the proxy proposal and makes voting recommendations specific for each account that holds the related fixed income security. PIMCO considers each proposal regarding a fixed income security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. Upon the recommendation of the applicable portfolio managers, PIMCO may determine to override any recommendation made by the Credit Research Group. In the event that the Credit Research Group does not provide a recommendation with respect to a proposal, PIMCO may determine to vote the proposal directly.

PIMCO may determine not to vote a proxy for an equity or fixed income security if: (1) the effect on the applicable account’s economic interests or the value of the portfolio holding is insignificant in relation to the account’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable account, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PIMCO otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

In the event that the Proxy Voting Service or the Credit Research Group, as applicable, does not provide a recommendation or the portfolio managers of a client account propose to override a recommendation by the Proxy Voting Service, or the Credit Research Group, as applicable, PIMCO will review the proxy to determine whether there is a material conflict between PIMCO and the applicable account or among PIMCO-advised accounts. If no material conflict exists, the proxy will be voted according to the portfolio managers’ recommendation. If a material conflict does exist, PIMCO will seek to resolve the conflict in good faith and in the best interests of the applicable client account, as provided by the Proxy Policy. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a client account, the Proxy Policy permits PIMCO to either: (i) convene a committee to assess and resolve the conflict (the “Proxy Conflicts Committee”); or (ii) vote in accordance with protocols previously established by the Proxy Policy, the Proxy Conflicts Committee and/or other relevant procedures approved by PIMCO’s Legal and Compliance department with respect to specific types of conflicts. With respect to material conflicts of interest between one or more PIMCO-advised accounts, the Proxy Policy permits PIMCO to: (i) designate a PIMCO portfolio manager who is not subject to the conflict to determine how to vote the proxy if the conflict exists between two accounts with at least one portfolio manager in common; or (ii) permit the respective portfolio managers to vote the proxies in accordance with each client account’s best interests if the conflict exists between client accounts managed by different portfolio managers.

PIMCO will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. Information about how each Fund voted proxies relating to portfolio securities it held during the most recent twelve month period ended June 30th will be available no later than the following August 31st without charge, upon request, by calling the Trust at 1-800-927-4648, through the Trust’s website at www.pimco.com/general/npx-and-nq-filings, through PIMCO Investments LLC’s website at www.pimco.com/general/npx-and-nq-filings, and on the SEC’s website at http://www.sec.gov.

Fund Administrator

PIMCO also serves as Administrator to the Funds pursuant to a supervision and administration agreement (as amended and restated from time to time, the “Supervision and Administration Agreement”) with the Trust. The Supervision and Administration Agreement replaces the Third Amended and Restated Administration Agreement and the administrative fees payable thereunder. Pursuant to the Supervision and Administration Agreement, PIMCO provides the Funds with certain supervisory, administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers, and receives a supervisory and administrative fee in return. PIMCO may in turn use the facilities or assistance of its affiliates to provide certain services under the Supervision and Administration Agreement, on terms agreed between PIMCO and such affiliates. The supervisory and administrative services provided by PIMCO include but are not limited to: (1) shareholder servicing functions, including preparation of shareholder reports and communications, (2) regulatory compliance, such as reports and filings with the SEC and state securities commissions, and (3) general supervision of the operations of the Funds, including coordination of the services performed by the Funds’ transfer agent, custodian, legal counsel, independent registered public accounting firm, and others. PIMCO (or an affiliate of PIMCO) also furnishes the Funds with office space facilities required for conducting the business of the Funds, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with PIMCO. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency, sub-accounting, recordkeeping and other services for the Funds, and is responsible for the costs of registration of the Trust’s shares and the printing of Prospectuses and shareholder reports for current shareholders.

Supervisory and Administrative Fee Rates

PIMCO has contractually agreed to provide the foregoing services, and to bear these expenses, at the following rates for each class of each Fund (each expressed as a percentage of the Fund’s average daily net assets attributable to its classes of shares on an annual basis):

Fund	Institutional and Administrative Classes	Class P	Class A and C	Class D	Class M	Class R
PIMCO All Asset Fund	0.05%	0.15%	0.25%(1)	0.20%	N/A	0.25%(1)
PIMCO All Asset All Authority Fund	0.05%	0.15%	0.25%(2)	0.20%	N/A	N/A
PIMCO California Intermediate Municipal Bond Fund	0.22%	0.32%	0.30%	0.30%	N/A	N/A
PIMCO California Municipal Bond Fund	0.23%	0.33%	0.33%	0.33%	N/A	0.33%
PIMCO California Short Duration Municipal Income Fund	0.15%	0.25%	0.30%	0.30%	N/A	N/A
PIMCO Capital Securities and Financials Fund	0.35%	0.45%	0.45%	0.45%	N/A	0.45%
PIMCO CommoditiesPLUS® Strategy Fund	0.25%	0.35%	0.45%(3)	0.45%(3)	N/A	N/A
PIMCO CommodityRealReturn Strategy Fund®	0.25%	0.35%	0.45%(4)	0.45%(4)	N/A	0.45%(4)
PIMCO Credit Absolute Return Fund	0.30%	0.40%	0.45%	0.45%	N/A	N/A
PIMCO Diversified Income Fund	0.30%	0.40%	0.45%	0.45%	N/A	N/A
PIMCO Emerging Local Bond Fund	0.45%	0.55%	0.60%(12)	0.60%(12)	N/A	N/A
PIMCO Emerging Markets Bond Fund	0.38%	0.48%	0.50%(6)	0.50%(6)	N/A	N/A
PIMCO Emerging Markets Corporate Bond Fund	0.40%	0.50%	0.55%	0.55%	N/A	N/A
PIMCO Emerging Markets Currency Fund	0.40%	0.50%	0.55%	0.55%	N/A	N/A
PIMCO Emerging Markets Full Spectrum Bond Fund	0.40%	0.50%	0.55%	0.55%	N/A	0.55%
PIMCO Extended Duration Fund	0.25%	0.35%	0.40%	N/A	N/A	N/A
PIMCO Floating Income Fund	0.25%	0.35%	0.40%	0.40%	N/A	N/A
PIMCO Foreign Bond Fund (Unhedged)	0.25%	0.35%	0.40%(7)	0.40%	N/A	N/A
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.35%	0.40%(7)	0.40%	N/A	0.40%(7)
PIMCO Global Advantage® Strategy Bond Fund	0.30%	0.40%	0.45%	0.45%	N/A	0.45%
PIMCO Global Bond Fund (Unhedged)	0.30%	0.40%	N/A	0.45%	N/A	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.30%	0.40%	0.40%(7)	N/A	N/A	N/A
PIMCO Global Multi-Asset Fund	0.05%	0.15%	0.25%(13)	0.25%(13)	N/A	0.25%(13)
PIMCO GNMA Fund	0.25%	0.35%	0.40%	0.40%	N/A	N/A
PIMCO Government Money Market Fund	0.06%	0.16%	0.21%	0.06%	0.06%	0.21%
PIMCO High Yield Fund	0.30%	0.40%	0.40%	0.40%	N/A	0.40%
PIMCO High Yield Municipal Bond Fund	0.25%	0.35%	0.30%	0.30%	N/A	N/A
PIMCO High Yield Spectrum Fund	0.30%	0.40%	0.40%	0.40%	N/A	0.40%
PIMCO Income Fund	0.20%	0.30%	0.35%(8)	0.29%(9)	N/A	0.35%(8)
PIMCO Inflation Response Multi-Asset Fund	0.25%	0.35%	0.45%	0.45%	N/A	N/A
PIMCO Investment Grade Corporate Bond Fund	0.25%	0.35%	0.40%	0.40%	N/A	N/A
PIMCO Long Duration Total Return Fund	0.25%	0.35%	0.40%	0.40%	N/A	N/A
PIMCO Long-Term Credit Fund	0.25%	0.35%	0.40%	0.40%	N/A	N/A
PIMCO Long-Term U.S. Government Fund	0.25%	0.35%	0.35%(8)	0.35%(14)	N/A	N/A
PIMCO Low Duration Fund	0.21%	0.31%	0.30%(10)	0.25%	N/A	0.30%(10)
PIMCO Low Duration Fund II	0.25%	0.35%	N/A	N/A	N/A	N/A
PIMCO Low Duration Fund III	0.25%	0.35%	N/A	N/A	N/A	N/A
PIMCO Moderate Duration Fund	0.21%	0.31%	0.35%	N/A	N/A	N/A
PIMCO Money Market Fund	0.20%	0.30%	0.35%	N/A	0.20%	N/A
PIMCO Mortgage-Backed Securities Fund	0.25%	0.35%	0.40%	0.40%	N/A	N/A
PIMCO Mortgage Opportunities Fund	0.25%	0.35%	0.40%	0.40%	N/A	0.40%
PIMCO Multi-Strategy Alternative Fund	0.10%	0.20%	0.25%	0.25%	N/A	N/A
PIMCO Municipal Bond Fund	0.24%	0.34%	0.30%	0.30%	N/A	N/A
PIMCO National Intermediate Municipal Bond Fund	0.23%	0.33%	0.33%	0.33%	N/A	0.33%
PIMCO New York Municipal Bond Fund	0.22%	0.32%	0.30%	0.30%	N/A	N/A

Fund	Institutional and Administrative Classes	Class P	Class A and C	Class D	Class M	Class R
PIMCO RAE Fundamental Advantage PLUS Fund	0.25%	0.35%	0.40%	0.40%	N/A	N/A
PIMCO RAE Fundamental PLUS EMG Fund(5)	0.30%	0.40%	0.45%	0.45%	N/A	N/A
PIMCO RAE Fundamental PLUS Fund	0.25%	0.35%	0.40%	0.40%	N/A	N/A
PIMCO RAE Fundamental PLUS International Fund	0.25%	0.35%	0.35%	0.35%	N/A	0.35%
PIMCO RAE Fundamental PLUS Small Fund	0.25%	0.35%	0.35%	0.35%	N/A	0.35%
PIMCO RAE Low Volatility PLUS EMG Fund	0.30%	0.40%	0.45%	0.45%	N/A	N/A
PIMCO RAE Low Volatility PLUS Fund	0.25%	0.35%	0.40%	0.40%	N/A	N/A
PIMCO RAE Low Volatility PLUS International Fund	0.25%	0.35%	0.35%	0.35%	N/A	0.35%
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	0.25%	0.35%	0.40%	0.40%	N/A	0.40%
PIMCO RAE Worldwide Long/Short PLUS Fund	0.25%	0.35%	0.40%	0.40%	N/A	0.40%
PIMCO Real Return Asset Fund	0.25%	0.35%	N/A	0.40%	N/A	N/A
PIMCO Real Return Fund	0.20%	0.30%	0.35%(8)	0.35%	N/A	0.35%(8)
PIMCO Real Return Limited Duration Fund	0.20%	0.30%	0.35%	0.35%	N/A	0.35%
PIMCO RealEstateRealReturn Strategy Fund	0.25%	0.35%	0.40%(7)	0.40%	N/A	N/A
PIMCO RealPathTM Income Fund	0.05%	N/A	0.25%(15)	0.30%(10)	N/A	N/A
PIMCO RealPathTM 2020 Fund	0.05%	N/A	0.25%(15)	0.30%(10)	N/A	N/A
PIMCO RealPathTM 2025 Fund	0.05%	N/A	0.25%(15)	0.30%	N/A	N/A
PIMCO RealPathTM 2030 Fund	0.05%	N/A	0.25%(15)	0.30%(10)	N/A	N/A
PIMCO RealPathTM 2035 Fund	0.05%	N/A	0.25%(15)	0.30%	N/A	N/A
PIMCO RealPathTM 2040 Fund	0.05%	N/A	0.25%(15)	0.30%(10)	N/A	N/A
PIMCO RealPathTM 2045 Fund	0.05%	N/A	0.25%(15)	0.30%	N/A	N/A
PIMCO RealPathTM 2050 Fund	0.05%	N/A	0.25%(15)	0.30%(10)	N/A	N/A
PIMCO RealPathTM 2055 Fund	0.05%	N/A	0.25%(15)	0.30%	N/A	N/A
PIMCO Senior Floating Rate Fund	0.30%	0.40%	0.35%	0.35%	N/A	N/A
PIMCO Short Asset Investment Fund	0.14%	0.24%	0.24%	0.24%	0.14%	0.24%
PIMCO Short Duration Municipal Income Fund	0.15%	0.25%	0.30%	0.30%	N/A	N/A
PIMCO Short-Term Fund	0.20%	0.30%	0.20%(11)	0.20%(4)	N/A	0.20%(11)
PIMCO StocksPLUS® Absolute Return Fund	0.25%	0.35%	0.40%	0.40%	N/A	0.40%
PIMCO StocksPLUS® Fund	0.25%	0.35%	0.40%	0.40%	N/A	0.40%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.30%	0.40%	0.45%	0.45%	N/A	0.45%
PIMCO StocksPLUS® International Fund (Unhedged)	0.25%	0.35%	0.40%	0.40%	N/A	N/A
PIMCO StocksPLUS® Long Duration Fund	0.24%	0.34%	0.39%	N/A	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.25%	0.35%	0.40%	0.40%	N/A	N/A
PIMCO StocksPLUS® Small Fund	0.25%	0.35%	0.40%	0.40%	N/A	0.40%
PIMCO Total Return Fund	0.21%	0.31%	0.35%(8)	0.25%	N/A	0.35%(8)
PIMCO Total Return Fund II	0.25%	0.35%	N/A	N/A	N/A	N/A
PIMCO Total Return Fund III	0.25%	0.35%	N/A	N/A	N/A	N/A
PIMCO Total Return Fund IV	0.25%	0.35%	0.35%	0.35%	N/A	0.35%
PIMCO Treasury Money Market Fund	0.06%	0.16%	0.21%	0.06%	0.06%	0.21%
PIMCO TRENDS Managed Futures Strategy Fund	0.25%	0.35%	0.40%	0.40%	N/A	0.40%
PIMCO Unconstrained Bond Fund	0.30%	0.40%	0.45%	0.45%	N/A	0.45%
PIMCO Unconstrained Tax Managed Bond Fund	0.30%	0.40%	0.45%	0.45%	N/A	N/A

(1)	Effective October 1, 2016, the Fund’s Supervisory and Administrative Fee for Class A, C and R shares was reduced by 0.05% to 0.25% per annum.
(2)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.15% to 0.25% per annum.
(3)	Effective October 1, 2016, the Fund’s Supervisory and Administrative Fee for Class A, C and D shares was reduced by 0.05% to 0.45% per annum.
(4)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.45% per annum.
(5)	Effective October 1, 2013, the Fund’s Supervisory and Administrative Fee for each class of shares was reduced by 0.10% per annum.

(6)	Effective October 1, 2014, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.50% per annum.
(7)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.40% per annum.
(8)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.35% per annum.
(9)	Effective October 1, 2013, the Fund’s Supervisory and Administrative Fee for Class D shares was increased by 0.04% to 0.29% per annum.
(10)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.30% per annum.
(11)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.10% to 0.20% per annum.
(12)	Effective October 1, 2016, the Fund’s Supervisory and Administrative Fee for Class A, C and D shares was reduced by 0.05% to 0.60% per annum.
(13)	Effective October 1, 2016, the Fund’s Supervisory and Administrative Fee for Class A, C, D and R shares was reduced by 0.15% to 0.25% per annum.
(14)	Effective October 1, 2016, the Fund’s Supervisory and Administrative Fee for Class D shares was reduced by 0.05% to 0.35% per annum.
(15)	Effective October 1, 2016, the Fund’s Supervisory and Administrative Fee for Class A shares was reduced by 0.05% to 0.25% per annum.

Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The Funds are responsible for: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit (except the PIMCO All Asset and PIMCO All Asset All Authority Funds); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares (“class-specific expenses”).

Class-specific expenses include distribution and service fees payable with respect to different classes of shares and supervisory and administrative fees as described above, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan (as amended and restated from time to time, the “Multi-Class Plan”) adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Trustees.

The Supervision and Administration Agreement may be terminated by the Trustees, or by a vote of a majority of the outstanding voting securities of the Trust, Fund or Class as applicable, at any time on 60 days’ written notice. Following the expiration of the one-year period commencing with the effectiveness of the Supervision and Administration Agreement, it may be terminated by PIMCO, also on 60 days’ written notice.

The PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Emerging Markets Full Spectrum Bond, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset and PIMCO RealPathTM Funds indirectly pay a proportionate share of the supervisory and administrative fees paid to PIMCO by the Underlying PIMCO Funds in which they invest.

The Supervision and Administration Agreement is subject to annual approval by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act). The current Supervision and Administration Agreement, as supplemented from time to time, was approved by the Board of Trustees, including all of the independent Trustees at a meeting held for such purpose. In approving the Supervision and Administration Agreement, the Trustees determined that: (1) the Supervision and Administration Agreement is in the best interests of the Funds and their shareholders; (2) the services to be performed under the Supervision and Administration Agreement are services required for the operation of the Funds; (3) PIMCO is able to provide, or to procure, services for the Funds which are at least equal in nature and quality to services that could be provided by others; and (4) the fees to be charged pursuant to the Supervision and Administration Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

Supervisory and Administrative Fee Payments

The supervisory and administrative fees paid by each Fund that was operational during the fiscal years ended March 31, 2016, 2015 and 2014 were as follows:

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO All Asset Fund	$19,363,450	$27,556,004	$30,088,417
PIMCO All Asset All Authority Fund	13,297,616	27,655,699	40,547,985
PIMCO California Intermediate Municipal Bond Fund	319,525	345,285	401,329
PIMCO California Municipal Bond Fund	25,739	21,147	16,426
PIMCO California Short Duration Municipal Income Fund	334,947	475,731	530,140
PIMCO Capital Securities and Financials Fund	120,225	0	0

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO CommoditiesPLUS® Strategy Fund	10,256,185	21,646,719	17,995,777
PIMCO CommodityRealReturn Strategy Fund®	24,782,355	41,895,960	54,688,503
PIMCO Credit Absolute Return Fund	2,129,930	5,571,169	6,030,950
PIMCO Diversified Income Fund	7,663,218	12,103,263	20,163,423
PIMCO RAE Fundamental PLUS EMG Fund	6,828,022	12,127,049	22,528,888
PIMCO Emerging Local Bond Fund	28,756,906	46,353,431	61,392,514
PIMCO Emerging Markets Bond Fund	8,403,775	17,818,204	27,646,482
PIMCO Emerging Markets Corporate Bond Fund	916,455	3,620,819	5,420,946
PIMCO Emerging Markets Currency Fund	20,500,007	24,217,672	26,500,056
PIMCO Emerging Markets Full Spectrum Bond Fund	1,444,007	1,739,657	862,778
PIMCO RAE Low Volatility PLUS EMG Fund	11,056,951	13,543,775	222,857
PIMCO Extended Duration Fund	939,542	903,132	633,631
PIMCO Floating Income Fund	2,107,656	4,308,544	9,338,023
PIMCO Foreign Bond Fund (Unhedged)	4,746,792	7,317,093	10,410,685
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	23,922,178	20,808,178	16,998,269
PIMCO RAE Fundamental Advantage PLUS Fund	3,872417	8,249,370	8,617,051
PIMCO RAE Fundamental PLUS Fund	9,277,238	13,366,305	9,573,519
PIMCO Global Advantage® Strategy Bond Fund	4,531,983	7,912,293	13,016,223
PIMCO Global Bond Fund (Unhedged)	1,753,196	2,464,865	2,880,284
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	1,872,444	1,598,453	1,644,481
PIMCO Global Multi-Asset Fund	2,028,046	2,438,203	6,474,846
PIMCO GNMA Fund	2,804,729	3,133,590	4,321,087
PIMCO Government Money Market Fund	214,408	313,828	251,896
PIMCO High Yield Fund	29,820,739	38,331,602	53,594,701
PIMCO High Yield Municipal Bond Fund	1,500,610	1,149,360	1,005,034
PIMCO High Yield Spectrum Fund	5,619,859	7,230,295	9,723,857
PIMCO Income Fund	135,561,656	103,553,935	76,478,596
PIMCO Inflation Response Multi-Asset Fund	2,201,751	2,788,250	1,689,859
PIMCO RAE Fundamental PLUS International Fund	2,062,249	4,920,396	9,901,965
PIMCO StocksPLUS® International Fund (Unhedged)	3,032,500	3,104,087	3,292,807
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	9,225,563	3,164,353	2,483,598
PIMCO RAE Low Volatility PLUS International Fund	4,742,863	7,745,255	286,917
PIMCO Investment Grade Corporate Bond Fund	20,353,212	18,117,367	23,969,587
PIMCO Long Duration Total Return Fund	9,443,813	12,300,700	13,706,121
PIMCO Long-Term Credit Fund	8,262,189	13,565,635	13,091,833
PIMCO Long-Term U.S. Government Fund	2,021,002	5,837,465	3,709,825
PIMCO Low Duration Fund	28,246,463	45,799,234	57,966,081
PIMCO Low Duration Fund II	960,031	1,374,164	1,758,515
PIMCO Low Duration Fund III	548,982	695,520	715,133
PIMCO RAE Low Volatility PLUS Fund	1,865,593	2,173,738	59,129
PIMCO Moderate Duration Fund	3,324,193	4,704,236	5,403,528
PIMCO Money Market Fund	1,787,290	1,770,126	2,144,271
PIMCO Mortgage Opportunities Fund	4,769,316	3,392,412	1,998,399
PIMCO Mortgage-Backed Securities Fund	652,143	705,090	1,132,102
PIMCO Multi-Strategy Alternative Fund	59,801	3,438	0
PIMCO Municipal Bond Fund	1,777,729	1,668,452	1,692,077
PIMCO National Intermediate Municipal Bond Fund	148,851	131,793	84,150
PIMCO New York Municipal Bond Fund	387,658	371,899	391,345
PIMCO Real Return Asset Fund	6,539,832	2,251,137	1,151,383
PIMCO Real Return Fund	31,655,729	38,952,330	50,571,334
PIMCO Real Return Limited Duration Fund	4,642	0	0
PIMCO RealEstateRealReturn Strategy Fund	5,844,258	8,783,665	7,952,560
PIMCO RealPathTM 2020 Fund	76,413	102,423	89,340
PIMCO RealPathTM 2025 Fund	45,540	67,005	54,808
PIMCO RealPathTM 2030 Fund	79,358	106,166	92,415
PIMCO RealPathTM 2035 Fund	42,440	58,435	44,786
PIMCO RealPathTM 2040 Fund	63,901	89,361	74,417
PIMCO RealPathTM 2045 Fund	29,105	37,161	24,417
PIMCO RealPathTM 2050 Fund	53,414	59,824	46,404
PIMCO RealPathTM 2055 Fund	0	414	N/A

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO RealPathTM Income Fund	68,853	68,297	66,986
PIMCO Senior Floating Rate Fund	5,273,496	7,549,860	7,818,057
PIMCO Short Asset Investment Fund	697,459	300,088	194,801
PIMCO Short Duration Municipal Income Fund	532,138	676,128	890,459
PIMCO Short-Term Fund	28,285,994	29,853,088	27,734,208
PIMCO StocksPLUS® Small Fund	4,368,539	4,895,069	4,435,644
PIMCO RAE Fundamental PLUS Small Fund	621,728	1,088,741	1,470,729
PIMCO StocksPLUS® Fund	3,044,088	3,329,937	2,728,167
PIMCO StocksPLUS® Long Duration Fund	1,253,933	1,557,424	1,409,202
PIMCO StocksPLUS® Absolute Return Fund	4,940,470	4,531,144	4,140,821
PIMCO StocksPLUS® Short Fund	7,065,253	11,740,959	17,506,674
PIMCO Total Return Fund	234,040,434	442,959,575	608,321,040
PIMCO Total Return Fund II	2,282,951	4,929,945	7,157,034
PIMCO Total Return Fund III	2,844,583	6,105,521	9,274,771
PIMCO Total Return Fund IV	3,698,417	3,813,818	2,759,072
PIMCO TRENDS Managed Futures Strategy Fund	1,291,541	1,017,893	138,691
PIMCO Unconstrained Bond Fund	24,773,440	58,647,438	91,715,858
PIMCO Unconstrained Tax Managed Bond Fund	877,720	1,305,151	1,660,371
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	3,528,306	8,471,305	7,737,850
PIMCO RAE Worldwide Long/Short PLUS Fund	7,481,721	1,816,276	0

Supervisory and Administrative Fees Waived and Recouped

PIMCO has contractually agreed, through July 31, 2017, for certain Funds, to waive their supervisory and administrative fee, or reimburse such Funds, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets attributable to the respective share class (the “Expense Limit”). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees, plus such recoupment, do not exceed the Expense Limit.

PIMCO has contractually agreed to waive the supervisory and administrative fee it receives from the PIMCO Capital Securities and Financials Fund in an amount equal to the administrative services fee paid to PIMCO by the CSF Subsidiary, which cannot be recouped. PIMCO has contractually agreed to waive the supervisory and administrative fee it receives from the PIMCO CommoditiesPLUS® Strategy Fund in an amount equal to the administrative services fee paid to PIMCO by the CPS Subsidiary, which cannot be recouped. PIMCO has contractually agreed to waive the supervisory and administrative fee it receives from the PIMCO CommodityRealReturn Strategy Fund® in an amount equal to the administrative services fee paid to PIMCO by the CRRS Subsidiary, which cannot be recouped. PIMCO has contractually agreed to waive the supervisory and administrative fee it receives from the PIMCO Global Multi-Asset Fund in an amount equal to the administrative services fee paid to PIMCO by the GMA Subsidiary, which cannot be recouped. PIMCO has contractually agreed to waive the supervisory and administrative fee it receives from the PIMCO Inflation Response Multi-Asset Fund in an amount equal to the administrative services fee paid to PIMCO by the IRMA Subsidiary, which cannot be recouped. In addition, PIMCO has contractually agreed to waive the supervisory and administrative fee it receives from the PIMCO TRENDS Managed Futures Strategy Fund in an amount equal to the administrative services fee paid to PIMCO by the MF Subsidiary, which cannot be recouped.

PIMCO has also agreed to waive, first, the advisory fee and, to the extent necessary, the supervisory and administrative fee it receives from the PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO Multi-Strategy Alternative Fund in an amount equal to the Underlying PIMCO Fund expenses attributable to advisory and supervisory and administrative fees at the Underlying PIMCO Fund level. These waivers may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Funds. PIMCO has contractually agreed, through July 31, 2017, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from each PIMCO RealPathTM Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the PIMCO RealPathTM Fund in connection with its investments in Underlying PIMCO Funds, to the extent the PIMCO RealPathTM Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

Supervisory and administrative fees waived during the fiscal years ended March 31, 2016, 2015 and 2014 were as follows:

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO California Municipal Bond Fund	$ 43	$ 27	$ 0
PIMCO Capital Securities and Financials Fund	92,434	0	0
PIMCO CommoditiesPLUS® Strategy Fund	1,580,696	2,915,176	2,077,572
PIMCO CommodityRealReturn Strategy Fund®	3,302,091	5,375,621	6,710,071
PIMCO Emerging Markets Full Spectrum Bond Fund	1,257,390	1,526,058	697,041
PIMCO Global Multi-Asset Fund	144,153	149,548	237,314
PIMCO Government Money Market Fund	80,741	283,860	229,122
PIMCO Inflation Response Multi-Asset Fund	340,746	495,591	204,233
PIMCO Money Market Fund	955,789	1,709,643	2,104,689
PIMCO Mortgage Opportunities Fund	0	705	0
PIMCO Multi-Strategy Alternative Fund	1,575	80,526	0
PIMCO National Intermediate Municipal Bond Fund	233	136	0
PIMCO RAE Low Volatility PLUS EMG Fund	20,584	14,905	0
PIMCO RAE Low Volatility PLUS International Fund	0	2,056	0
PIMCO RAE Low Volatility PLUS Fund	0	4,043	0
PIMCO RAE Worldwide Long/Short PLUS Fund	2,166	47,925	0
PIMCO Real Return Limited Duration Fund	78,548	0	0
PIMCO RealPathTM 2020 Fund	3,157	0	0
PIMCO RealPathTM 2025 Fund	7,431	308	0
PIMCO RealPath TM 2035 Fund	0	299	0
PIMCO RealPath TM 2045 Fund	0	199	0
PIMCO RealPath TM 2055 Fund	0	39,080	0
PIMCO RealPathTM Income Fund	12,069	6,467	0
PIMCO Short Asset Investment Fund	1,993	963	0
PIMCO TRENDS Managed Futures Strategy Fund	71,857	34,175	4,533

Previously waived supervisory and administrative fees recouped during the fiscal years ended March 31, 2016, 2015 and 2014 were as follows:

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO California Municipal Bond Fund	$440	$ 384	$ 288
PIMCO Credit Absolute Return Fund	0	0	13,025
PIMCO Emerging Markets Full Spectrum Bond Fund	17,536	21,023	9,404
PIMCO Government Money Market Fund	15,837	23,650	17,904
PIMCO Inflation Response Multi-Asset Fund	0	4,453	24,944
PIMCO Money Market Fund	34,460	32,467	38,170
PIMCO Mortgage Opportunities Fund	0	15,641	34,388
PIMCO Multi-Strategy Alternative Fund	2,715	6	0
PIMCO National Intermediate Municipal Bond Fund	2,384	2,093	1,215
PIMCO RAE Fundamental PLUS Small Fund	0	0	7,629
PIMCO RAE Low Volatility PLUS EMG Fund	180,561	221,162	45,505
PIMCO RAE Low Volatility PLUS International Fund	0	44,679	42,624
PIMCO RAE Low Volatility PLUS Fund	1,868	42,239	40,063
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	0	0	45,778
PIMCO RAE Worldwide Long/Short PLUS Fund	49,222	869	0
PIMCO RealPathTM 2025 Fund	424	4,659	3,366
PIMCO RealPathTM 2035 Fund	403	4,577	3,087
PIMCO RealPathTM 2045 Fund	262	3,036	1,804
PIMCO Short Asset Investment Fund	22,400	10,041	5,742
PIMCO TRENDS Managed Futures Strategy Fund	21,063	18,149	103,493

Legal Proceedings

Pacific Investment Management Company LLC (“PIMCO”), the investment manager of the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), has entered into a settlement agreement with the U.S. Securities and Exchange Commission (“SEC”) that relates to BOND.

The settlement relates to disclosures regarding BOND’s performance attribution during the first four months of its existence in 2012 and the valuation of 43 smaller-sized positions of non-agency mortgage-backed securities using third-party vendor prices, as well as PIMCO’s policies and procedures related to these matters.

The settlement resolves the SEC’s investigation of BOND.

OTHER PIMCO INFORMATION

PIMCO has created the PIMCO Global Advantage Bond Index® (“GLADI®”), an investment-grade global fixed income benchmark. The PIMCO Global Advantage® Strategy Bond Fund utilizes GLADI® as a benchmark. PIMCO owns the intellectual property rights to GLADI®, and PIMCO has filed a patent application with respect to certain features of GLADI®. PIMCO has retained an unaffiliated leading financial information services company and global index provider to independently administer and calculate GLADI® (the “Calculation Agent”). The Calculation Agent, using a publicly available rules-based methodology, calculates, maintains and disseminates GLADI®.

PIMCO may from time to time develop methodologies for compiling and calculating a benchmark index. PIMCO may license or sell its intellectual property rights in such methodologies to third parties who may use such methodologies to develop a benchmark index. Such third parties may pay to PIMCO a portion of the subscription or licensing fees the third party receives in connection with such indices. PIMCO may pay out of its own resources a fee to such third parties for certain data related to such indices. A Fund may use such an index as the Fund’s primary or secondary benchmark index but would not bear any fees for such use.

PORTFOLIO MANAGERS

Other Accounts Managed

The portfolio managers who are primarily responsible for the day-to-day management of the Funds also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated in the table below. The following table identifies, as of August 31, 2016 (except as noted below): (i) each portfolio manager of the Funds; (ii) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager (exclusive of the Funds); and (iii) the total assets of such other companies, vehicles and accounts, and the number and total assets of such other companies, vehicles and accounts with respect to which the advisory fee is based on performance. The Fund(s) managed by each portfolio manager, including each Fund’s total assets, are listed in the footnotes following the table. Effective August 31, 2016, each of the PIMCO Diversified Income Fund and the PIMCO Floating Income Fund is jointly managed by Daniel J. Ivascyn, Alfred T. Murata and Eve Tournier. Effective October 3, 2016, the PIMCO Credit Absolute Return Fund is jointly managed by Mark Kiesel and Christian Stracke; the PIMCO Emerging Local Bond Fund will be jointly managed by Michael Gomez, Pramol Dhawan and Francesc Balcells; the PIMCO Emerging Markets Currency Fund will be jointly managed by Michael Gomez, Pramol Dhawan and Francesc Balcells; the PIMCO Investment Grade Corporate Bond Fund will be jointly managed by Mark Kiesel, Mohit Mittal and Amit Arora; and the PIMCO Long-Term Credit Fund will be jointly managed by Mark Kiesel and Mohit Mittal. Information for Messrs. Arora, Balcells, Dhawan and Stracke is as of August 31, 2016. Effective November 7, 2016, each of the PIMCO All Asset Fund and the PIMCO All Asset All Authority Fund is jointly managed by Robert D. Arnott and Christopher J. Brightman. Information pertaining to accounts managed by Mr. Brightman is as of September 30, 2016.

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
Anderson[1]
Registered Investment Companies	1	$1,251.30	0	$0.00
Other Pooled Investment Vehicles	1	$85.69	0	$0.00
Other Accounts	10	$2,111.33	1	$2,020.22

Arif[2]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	1	$81.73	0	$0.00
Other Accounts	4	$1,173.55	0	$0.00

Arnott[3]
Registered Investment Companies	22	$44,035.5	0	$0.00
Other Pooled Investment Vehicles	15	$3,250.2	0	$0.00
Other Accounts	17	$6,388.5	2	$217.1

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
Arora[4]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	1	$85.00	0	$0.00
Other Accounts	5	$153.15	0	$0.00

Balcells[5]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	31	$21,764.61	2	$353.51
Other Accounts	19	$4,252.71	0	$0.00

Balls[6]
Registered Investment Companies	5	$1,805.43	0	$0.00
Other Pooled Investment Vehicles	11	$14,056.36	0	$0.00
Other Accounts	31	$22,088.16	6	$2,101.21

Banet[7]
Registered Investment Companies	12	$7,541.57	0	$0.00
Other Pooled Investment Vehicles	5	$676.30	1	$63.05
Other Accounts	5	$1,506.68	1	$77.21

Bodereau[8]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	5	$5,651.11	0	$0.00
Other Accounts	2	$367.39	0	$0.00

Brightman[9]
Registered Investment Companies	21	$31,960.9	0	$0.00
Other Pooled Investment Vehicles	16	$2,551.7	0	$0.00
Other Accounts	16	$5,961.8	2	$220.1

Callahan[10]
Registered Investment Companies	3	$429.52	0	$0.00
Other Pooled Investment Vehicles	1	$243.36	0	$0.00
Other Accounts	82	$7,342.20	0	$0.00

Cudzil[11]
Registered Investment Companies	6	$3,597.64	0	$0.00
Other Pooled Investment Vehicles	5	$642.11	1	$93.79
Other Accounts	77	$19,507.96	6	$1,398.30

Davis[12]
Registered Investment Companies	9	$6,070.29	0	$0.00
Other Pooled Investment Vehicles	12	$35.74	0	$0.00
Other Accounts	8	$150.50	0	$0.00

Devgon[13]
Registered Investment Companies	9	$40.21	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

Dhawan[14]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	9	$576.96	1	$233.91
Other Accounts	1	$40.92	0	$0.00

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
Dorsten[15]
Registered Investment Companies	2	$513.54	0	$0.00
Other Pooled Investment Vehicles	4	$2,167.00	0	$0.00
Other Accounts	2	$1,428.71	0	$0.00

Fahmi[16]
Registered Investment Companies	3	$345.20	0	$0.00
Other Pooled Investment Vehicles	16	$4,696.05	1	$85.46
Other Accounts	7	$2,656.85	1	$333.10

Garbuzov[17]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	2	$186.41	0	$0.00

Gomez[18]
Registered Investment Companies	1	$316.15	0	$0.00
Other Pooled Investment Vehicles	13	$10,659.82	0	$0.00
Other Accounts	13	$4,822.39	2	$2,024.30

Gupta[19]
Registered Investment Companies	9	$3,538.27	0	$0.00
Other Pooled Investment Vehicles	21	$8,985.49	0	$0.00
Other Accounts	24	$8,393.73	3	$685.37

Hammer[20]
Registered Investment Companies	24	$6,155.46	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	13	$1,831.27	0	$0.00

Hyman[21]
Registered Investment Companies	3	$2,769.51	0	$0.00
Other Pooled Investment Vehicles	13	$1,273.48	0	$0.00
Other Accounts	19	$13,822.73	1	$441.07

Ivascyn[22]
Registered Investment Companies	12	$9,589.59	0	$0.00
Other Pooled Investment Vehicles	11	$20,999.09	1	$22.51
Other Accounts	130	$8,526.60	1	$189.24

Jessop[23]
Registered Investment Companies	2	$3,127.87	0	$0.00
Other Pooled Investment Vehicles	18	$13,403.36	1	$336.22
Other Accounts	21	$6,779.66	0	$0.00

Johnson[24]
Registered Investment Companies	3	$463.74	0	$0.00
Other Pooled Investment Vehicles	7	$1,412.51	1	$265.10
Other Accounts	8	$1,127.12	0	$0.00

Kiesel[25]
Registered Investment Companies	15	$56,470.85	0	$0.00
Other Pooled Investment Vehicles	64	$72,156.80	11	$9,913.69
Other Accounts	136	$71,470.19	17	$6,285.97

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
MacLean[26]
Registered Investment Companies	2	$2,942.07	0	$0.00
Other Pooled Investment Vehicles	11	$6,670.71	0	$0.00
Other Accounts	12	$495.49	1	$215.78

Mariappa[27]
Registered Investment Companies	8	$1,592.35	0	$0.00
Other Pooled Investment Vehicles	3	$1,045.84	1	$85.46
Other Accounts	50	$21,131.99	8	$4,747.15

Mather[28]
Registered Investment Companies	16	$36,731.20	0	$0.00
Other Pooled Investment Vehicles	22	$14,552.48	0	$0.00
Other Accounts	22	$13,609.08	4	$2,850.66

Mittal[29]
Registered Investment Companies	7	$4,448.89	0	$0.00
Other Pooled Investment Vehicles	12	$8,483.42	2	$1,445.59
Other Accounts	123	$55,207.01	5	$1,220.03

Murata[30]
Registered Investment Companies	9	$8,984.22	0	$0.00
Other Pooled Investment Vehicles	8	$10,090.06	0	$0.00
Other Accounts	10	$1,549.02	0	$0.00

Pagani[31]
Registered Investment Companies	5	$2,202.77	0	$0.00
Other Pooled Investment Vehicles	15	$4,796.59	6	$975.39
Other Accounts	37	$10,834.34	10	$2,078.59

Rahman[32]
Registered Investment Companies	1	$176.84	0	$0.00
Other Pooled Investment Vehicles	1	$757.34	0	$0.00
Other Accounts	0	$0.00	0	$0.00

Rennison[33]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

Rodosky[34]
Registered Investment Companies	6	$6,594.49	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

Saffari[35]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	5	$1,225.29	0	$0.00
Other Accounts	0	$0.00	0	$0.00

Schneider[36]
Registered Investment Companies	11	$22,288.63	0	$0.00
Other Pooled Investment Vehicles	7	$8,807.56	0	$0.00
Other Accounts	47	$26,324.58	3	$1,909.78

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
Seidner[37]
Registered Investment Companies	4	$1,292.25	0	$0.00
Other Pooled Investment Vehicles	15	$3,574.80	1	$136.90
Other Accounts	36	$9,863.95	7	$1,712.84

Sharenow[38]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	1	$249.53	0	$0.00

Stracke[39]
Registered Investment Companies	1	$677.05	0	$0.00
Other Pooled Investment Vehicles	5	$4,254.05	0	$0.00
Other Accounts	1	$191.63	0	$0.00

Sundstrom[40]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	2	$612.24	0	$0.00
Other Accounts	0	$0.00	0	$0.00

Thimons[41]
Registered Investment Companies	3	$2,569.53	0	$0.00
Other Pooled Investment Vehicles	3	$482.21	1	$420.26
Other Accounts	4	$522.33	1	$191.67

Tournier[42]
Registered Investment Companies	1	$677.45	0	$0.00
Other Pooled Investment Vehicles	22	$17,081.69	2	$632.43
Other Accounts	23	$5,009.22	0	$0.00

Worah[43]
Registered Investment Companies	33	$45,984.97	0	$0.00
Other Pooled Investment Vehicles	33	$19,648.51	1	$183.48
Other Accounts	61	$22,982.42	8	$2,307.26

(1)	Mr. Anderson co-manages the PIMCO Mortgage Opportunities Fund ($2,251.9 million).
(2)	Effective July 29, 2016, Mr. Arif co-manages the PIMCO High Yield Fund ($10,732.7 million) and the PIMCO High Yield Spectrum Fund ($2,027.6 million).
(3)

Mr. Arnott manages the PIMCO All Asset Fund ($19,254.6 million), and the PIMCO All Asset All Authority Fund ($8,486.5 million). Mr. Arnott also co-manages the PIMCO RAE Fundamental PLUS EMG Fund ($1,746.7 million), the PIMCO RAE Low Volatility PLUS EMG Fund ($3,293.3 million), the PIMCO RAE Fundamental Advantage PLUS Fund ($675.5 million), the PIMCO RAE Fundamental PLUS Fund ($1,690 million), the PIMCO RAE Fundamental PLUS International Fund ($648.4 million), the PIMCO RAE Low Volatility PLUS International Fund ($1,097.1 million), the PIMCO RAE Low Volatility PLUS Fund ($220.7 million), the PIMCO RAE Fundamental PLUS Small Fund ($59.5 million), the PIMCO RAE Worldwide Fundamental Advantage PLUS Fund ($614.5 million) and PIMCO RAE Worldwide Long/Short PLUS Fund ($2,066.5 million).

(4)	Effective October 3, 2016, Mr. Arora co-manages the PIMCO Investment Grade Corporate Bond Fund ($10,640.1 million).
(5)	Effective October 3, 2016, Mr. Balcells co-manages the PIMCO Emerging Local Bond Fund ($4,266.2 million) and the PIMCO Emerging Markets Currency Fund ($3,540.5 million).
(6)

Mr. Balls co-manages the PIMCO Foreign Bond Fund (Unhedged) ($1,256.1 million), the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) ($7,806.5 million), the PIMCO Global Advantage® Strategy Bond Fund ($710.3 million), the PIMCO Global Bond Fund (Unhedged) ($526.2 million) and the PIMCO Global Bond Fund (U.S. Dollar-Hedged) ($685.8 million).

(7)

Mr. Banet co-manages the PIMCO CommodityRealReturn Strategy Fund® ($6,101.6 million), the PIMCO Real Return Fund ($11,752.1 million), the PIMCO Real Return Asset Fund ($316.3 million), the PIMCO Real Return Limited Duration Fund ($3.2 million) and the PIMCO RealEstateRealReturn Strategy Fund ($1,577 million).

(8)	Mr. Bodereau co-manages the PIMCO Capital Securities and Financials Fund ($37 million).

(9)	Effective November 7, 2016, Mr. Brightman co-manages the PIMCO All Asset Fund ($19,254.6 million) and the PIMCO All Asset All Authority Fund ($8,486.5 million).
(10)

Ms. Callahan co-manages the PIMCO California Intermediate Municipal Bond Fund ($144.9 million), the PIMCO California Short Duration Municipal Income Fund ($147.2 million), the PIMCO National Intermediate Municipal Bond Fund ($71 million) and the PIMCO Short Duration Municipal Income Fund ($269.2 million).

(11)

Mr. Cudzil co-manages the PIMCO Extended Duration Fund ($541.7 million), the PIMCO GNMA Fund ($838.9 million), PIMCO Long Duration Total Return Fund ($2,995.9 million), PIMCO Long-Term U.S. Government Fund ($901.5 million), the PIMCO Mortgage-Backed Securities Fund ($204.9 million) and the PIMCO StocksPLUS® Long Duration Fund ($628.7million).

(12)

Dr. Davis co-manages the PIMCO Multi-Strategy Alternative Fund ($70.4 million), the PIMCO RAE Worldwide Long/Short PLUS Fund ($2,066.5 million) and the PIMCO TRENDS Managed Futures Strategy Fund ($329.4 million).

(13)

Mr. Devgon co-manages the PIMCO RealPathTM Income Fund ($43.6 million), the PIMCO RealPathTM 2020 Fund ($44.1 million), the PIMCO RealPathTM 2025 Fund ($36.9 million), the PIMCO RealPathTM 2030 Fund ($52 million), the PIMCO RealPathTM 2035 Fund ($37.2 million), the PIMCO RealPathTM 2040 Fund ($50.8 million), the PIMCO RealPathTM 2045 Fund ($44.9 million), the PIMCO RealPathTM 2050 Fund ($59.8 million) and the PIMCO RealPathTM 2055 Fund ($3.9 million).

(14)	Effective October 3, 2016, Mr. Dhawan co-manages the PIMCO Emerging Local Bond Fund ($4,266.2 million) and the PIMCO Emerging Markets Currency Fund ($3,540.5 million).
(15)	Mr. Dorsten co-manages the PIMCO TRENDS Managed Futures Strategy Fund ($329.4 million).
(16)

Mr. Fahmi co-manages the PIMCO Multi-Strategy Alternative Fund ($70.4 million), the PIMCO RAE Fundamental Advantage PLUS Fund ($675.5 million), the PIMCO RAE Fundamental PLUS EMG Fund ($1,746.7 million), the PIMCO RAE Fundamental PLUS Fund ($1,690 million), the PIMCO RAE Fundamental PLUS International Fund ($648.4 million), the PIMCO RAE Fundamental PLUS Small Fund ($59.5 million), the PIMCO RAE Low Volatility PLUS EMG Fund ($3,293.4 million), the PIMCO RAE Low Volatility PLUS International Fund ($1,097.1 million), the PIMCO RAE Low Volatility PLUS Fund ($220.7 million), the PIMCO RAE Worldwide Fundamental Advantage PLUS Fund ($614.5 million), the PIMCO RAE Worldwide Long/Short PLUS Fund ($2,066.5 million), the PIMCO StocksPLUS® Absolute Return Fund ($1,191.6 million), the PIMCO StocksPLUS® International Fund (Unhedged) ($1,229.1 million), the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) ($2,307.7 million), the PIMCO StocksPLUS® Short Fund ($1,920.6 million), the PIMCO StocksPLUS® Small Fund ($863 million) and the PIMCO Unconstrained Bond Fund ($3,987.4 million).

(17)	Mr. Garbuzov co-manages the PIMCO Capital Securities and Financials Fund ($37 million).
(18)

Mr. Gomez manages the PIMCO Emerging Markets Full Spectrum Bond Fund ($361.5 million). Mr. Gomez also co-manages the PIMCO Emerging Local Bond Fund ($4,266.2 million), the PIMCO Emerging Markets Bond Fund ($1,761.1 million) and the PIMCO Emerging Markets Currency Fund ($3,540.5 million).

(19)

Mr. Gupta co-manages the PIMCO Foreign Bond Fund (Unhedged) ($1,256.1 million), the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) ($7,806.5 million), the PIMCO Global Advantage® Strategy Bond Fund ($710.3 million), the PIMCO Global Bond Fund (Unhedged) ($526.2 million) and the PIMCO Global Bond Fund (U.S. Dollar-Hedged) ($685.8 million).

(20)

Mr. Hammer manages the PIMCO California Municipal Bond Fund ($16.4 million), the PIMCO High Yield Municipal Bond Fund ($891.3 million), the PIMCO Municipal Bond Fund ($751.2 million) and the PIMCO New York Municipal Bond Fund ($202.5 million). Mr. Hammer also co-manages the PIMCO California Intermediate Municipal Bond Fund ($144.9 million), the PIMCO California Short Duration Municipal Income Fund ($147.2 million), the PIMCO National Intermediate Municipal Bond Fund ($71 million) and the PIMCO Short Duration Municipal Income Fund ($269.2 million).

(21)	Mr. Hyman co-manages the PIMCO GNMA Fund ($838.9 million), the PIMCO Mortgage-Backed Securities Fund ($204.9 million), and the PIMCO Mortgage Opportunities Fund ($2,251.9 million).
(22)

Mr. Ivascyn co-manages the PIMCO Diversified Income Fund ($2,727.7 million), the PIMCO Floating Income Fund ($304.3 million), the PIMCO Income Fund ($64,495.4 million) and the PIMCO Unconstrained Bond Fund ($3,987.4 million).

(23)	Mr. Jessop co-manages the PIMCO High Yield Fund ($10,732.7 million) and the PIMCO High Yield Spectrum Fund ($2,027.6 million).
(24)

Mr. Johnson co-manages the PIMCO CommoditiesPLUS® Strategy Fund ($2,353.3 million), the PIMCO CommodityRealReturn Strategy Fund® ($6,101.6 million), the PIMCO Inflation Response Multi-Asset Fund ($1,004.1 million) and the PIMCO RealEstateRealReturn Strategy Fund ($1,577 million).

(25)

Mr. Kiesel co-manages the PIMCO Credit Absolute Return Fund ($412.3 million), the PIMCO Investment Grade Corporate Bond Fund ($10,640.1 million), the PIMCO Long-Term Credit Fund ($3,123.2 million), the PIMCO Total Return Fund ($85,798.2 million), the PIMCO Total Return Fund II ($757.8 million), the PIMCO Total Return Fund III ($1,105.9 million) and the PIMCO Total Return Fund IV ($1,430.5 million).

(26)	Ms. MacLean manages the PIMCO Senior Floating Rate Fund ($1,210.4 million).
(27)

Mr. Mariappa manages the PIMCO Moderate Duration Fund ($1,523.4 million), the PIMCO RAE Fundamental Advantage PLUS Fund ($675.5 million), the PIMCO RAE Fundamental PLUS EMG Fund ($1,746.7 million), the PIMCO RAE Fundamental PLUS Fund ($1,690 million), the PIMCO RAE Fundamental PLUS International Fund ($648.4 million), the PIMCO RAE Fundamental PLUS Small Fund ($59.5 million), the PIMCO RAE Low Volatility PLUS EMG Fund ($3,293.4 million), the PIMCO RAE Low Volatility PLUS International Fund ($1,097.1 million), the PIMCO RAE Low Volatility PLUS Fund ($220.7 million), the PIMCO RAE Worldwide Fundamental Advantage PLUS Fund ($614.5 million), the PIMCO RAE Worldwide Long/Short PLUS Fund ($2,066.5 million), the PIMCO StocksPLUS® Absolute Return Fund

($1,191.6 million), the PIMCO StocksPLUS® Fund ($801.3 million), the PIMCO StocksPLUS® International Fund (Unhedged) ($1,229.1 million), the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) ($2,307.7 million), the PIMCO StocksPLUS® Short Fund ($1,920.6 million) and the PIMCO StocksPLUS® Small Fund ($863 million).

(28)

Mr. Mather co-manages the PIMCO Low Duration Fund ($9,856.7 million), the PIMCO Low Duration Fund II ($336.8 million), the PIMCO Low Duration Fund III ($195.3 million), the PIMCO Moderate Duration Fund ($1,523.4 million), the PIMCO Total Return Fund ($85,798.2 million), the PIMCO Total Return Fund II ($757.8 million), the PIMCO Total Return Fund III ($1,105.9 million) and the PIMCO Total Return Fund IV ($1,430.5 million).

(29)

Mr. Mittal co-manages the PIMCO Long Duration Total Return Fund ($2,995.9 million) and the PIMCO StocksPLUS® Long Duration Fund ($628.7 million). Effective October 3, 2016, Mr. Mittal also co-manages the PIMCO Investment Grade Corporate Bond Fund ($10,640.1 million) and the PIMCO Long-Term Credit Fund ($3,123.2 million).

(30)

Mr. Murata co-manages the PIMCO Diversified Income Fund ($2,727.7 million), the PIMCO Floating Income Fund ($304.3 million), the PIMCO Income Fund ($64,495.4 million) and the PIMCO Mortgage Opportunities Fund ($2,251.9 million).

(31)

Dr. Pagani co-manages the PIMCO Foreign Bond Fund (Unhedged) ($1,256.1 million), the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) ($7,806.5 million), the PIMCO Global Bond Fund (Unhedged) ($526.2 million) and the PIMCO Global Bond Fund (U.S. Dollar-Hedged) ($685.8 million).

(32)	Ms. Rahman co-manages the PIMCO Global Advantage® Strategy Bond Fund ($710.3 million).
(33)

Mr. Rennison co-manages the PIMCO RealPathTM Income Fund ($43.6 million), the PIMCO RealPathTM 2020 Fund ($44.1 million), the PIMCO RealPathTM 2025 Fund ($36.9 million), the PIMCO RealPathTM 2030 Fund ($52 million), the PIMCO RealPathTM 2035 Fund ($37.2 million), the PIMCO RealPathTM 2040 Fund ($50.8 million), the PIMCO RealPathTM 2045 Fund ($44.9 million), the PIMCO RealPathTM 2050 Fund ($59.8 million) and the PIMCO RealPathTM 2055 Fund ($3.9 million) and the PIMCO TRENDS Managed Futures Strategy Fund ($329.4 million).

(34)

Mr. Rodosky co-manages the PIMCO Extended Duration Fund ($541.7 million), the PIMCO Long Duration Total Return Fund ($85,798.2 million), the PIMCO Long-Term U.S. Government Fund ($901.5 million) and the PIMCO StocksPLUS® Long Duration Fund ($628.7 million).

(35)	Mr. Saffari manages the PIMCO Emerging Markets Corporate Bond Fund ($146.2 million).
(36)

Mr. Schneider manages the PIMCO Government Money Market ($434.8 million), the PIMCO Money Market Fund ($520.6 million), the PIMCO Short Asset Investment Fund ($1,050.3 million), the PIMCO Short-Term Fund ($10,210.1 million) and the PIMCO Treasury Money Market Fund, which has not commenced operations as of March 31, 2016. Mr. Schneider also co-manages the PIMCO Low Duration Fund ($9,856.7 million), the PIMCO Low Duration Fund II ($336.8 million) and the PIMCO Low Duration Fund III ($195.3 million).

(37)	Mr. Seidner manages the PIMCO Unconstrained Tax Managed Bond Fund ($147.1 million). Mr. Seidner also co-manages the PIMCO Unconstrained Bond Fund ($3,987.4 million).
(38)	Mr. Sharenow co-manages the PIMCO CommoditiesPLUS® Strategy Fund ($2,353.3 million).
(39)	Effective October 3, 2016, Mr. Stracke co-manages the PIMCO Credit Absolute Return Fund ($412.3 million).
(40)	Ms. Sundstrom co-manages the PIMCO Global Multi-Asset Fund ($679.6 million).
(41)	Mr. Thimons co-manages the PIMCO Extended Duration Fund ($541.7 million) and PIMCO Long-Term U.S. Government Fund ($901.5 million).
(42)	Ms. Tournier co-manages the PIMCO Diversified Income Fund ($2,727.7 million) and the PIMCO Floating Income Fund ($304.3 million).
(43)

Mr. Worah co-manages the PIMCO CommodityRealReturn Strategy Fund® ($6,101.6 million), the PIMCO Global Multi-Asset Fund ($679.6 million), the PIMCO Inflation Response Multi-Asset Fund ($1,004.1 million), the PIMCO Multi-Strategy Alternative Fund ($70.4 million), the PIMCO Real Return Fund ($11,752.1 million), the PIMCO Real Return Asset Fund ($316.3 million), the PIMCO Real Return Limited Duration Fund ($3.2 million), the PIMCO RealEstateRealReturn Strategy Fund ($1,577 million), the PIMCO RealPathTM Income Fund ($43.6 million), the PIMCO RealPathTM 2020 Fund ($44.1 million), the PIMCO RealPathTM 2025 Fund ($36.9 million), the PIMCO RealPathTM 2030 Fund ($52 million), the PIMCO RealPathTM 2035 Fund ($37.2 million), the PIMCO RealPathTM 2040 Fund ($50.8 million), the PIMCO RealPathTM 2045 Fund ($44.9 million), the PIMCO RealPathTM 2050 Fund ($59.8 million) and the PIMCO RealPathTM 2055 Fund ($3.9 million), the PIMCO Total Return Fund ($85,798.2 million), the PIMCO Total Return Fund II ($757.8 million), the PIMCO Total Return Fund III ($1,105.9 million) and the PIMCO Total Return Fund IV ($1,430.5 million).

Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds. Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Funds. In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies or redeem shares of a Fund in a manner beneficial to the investing account but detrimental to the Fund. Conversely, PIMCO’s duties to the Funds, as well as regulatory or other limitations applicable to the Funds, may affect the courses of action available to PIMCO-advised accounts (including certain Funds) that invest in the Funds in a manner that is detrimental to such investing accounts.

Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Funds or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Funds or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Funds or other accounts managed by PIMCO.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. In addition, regulatory issues applicable to PIMCO or one or more Funds or other accounts may result in certain Funds not receiving securities that may otherwise be appropriate for them. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting a Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Fund. Moreover, a Fund or other account managed by PIMCO may invest in a transaction in which one or more other Funds or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. Such Funds or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. Additionally, a Fund or other account managed by PIMCO may take an investment position or action that may be different from, or inconsistent with, an investment position or action taken by another Fund or other account managed by PIMCO having similar or differing investment objectives. These positions and actions may adversely impact a Fund. For example, a Fund may buy a security and another Fund or other account managed by PIMCO may establish a short position in that same security or in another security issued by the same issuer. The subsequent short sale may result in a decrease in the price of the security that the first Fund holds. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

PIMCO All Asset and PIMCO All Asset All Authority Funds. Because the PIMCO All Asset and the PIMCO All Asset All Authority Funds invest substantially all of their assets in the Underlying PIMCO Funds, Research Affiliates believes that the potential conflicts of interest discussed above are mitigated. However, if the PIMCO All Asset Fund or the PIMCO All Asset All Authority Fund invests in any of the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS

International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund or PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of PIMCO Funds, Research Affiliates will, subject to applicable law, waive any fee to which it would be entitled under any sub-advisory agreement with any such Fund with respect to the assets of the PIMCO All Asset Fund or PIMCO All Asset All Authority Fund, as applicable, invested in such Fund. Accordingly, PIMCO and Research Affiliates believes that the potential conflicts of interest discussed above also are mitigated.

Portfolio Manager Compensation

PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary and discretionary performance bonuses, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Key Principles on Compensation Philosophy include:

•	PIMCO’s pay practices are designed to attract and retain high performers.

•	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic and meritocracy.

•	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation.

•	PIMCO’s “Discern and Differentiate” discipline is exercised where individual performance rating is used for guidance as it relates to total compensation levels.

The Total Compensation Plan consists of the following components:

Base Salary – Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Performance Bonus – Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process. Award amounts are determined at the discretion of the Compensation Committee (and/or certain senior portfolio managers, as appropriate) and will also consider firm performance.

Long-term Incentive Compensation – PIMCO has a Long-Term Incentive Plan (“LTIP”) which is awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and long-term incentive awards. PIMCO incorporates a progressive allocation of long-term incentive awards as a percentage of total compensation, which is in line with market practices. The LTIP provides participants with cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long-term commitment to PIMCO’s success. Participation in LTIP is contingent upon continued employment at PIMCO.

Equity Compensation – Equity allows key professionals to participate in the long-term growth of the firm. The M Unit program provides mid-to-senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results. In the program, options are awarded and vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

Research Affiliates. Robert D. Arnott, through his family trust, is the majority owner and sole voting member of Research Affiliates Global Holdings, LLC the sole member of Research Affiliates. Mr. Arnott receives a fixed base salary from Research Affiliates and periodic capital distributions from Research Affiliates Global Holdings. Capital distributions are not fixed, rather they are dependent upon profits generated by Research Affiliates. Mr. Arnott’s compensation as manager is not dependent on the performance of the Funds. Research Affiliates also has a defined benefit plan.

Securities Ownership

To the best of the Trust’s knowledge, the table below shows the dollar range of shares of the Funds beneficially owned as of August 31, 2016 (except as noted) by each portfolio manager of the Funds.

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Anderson	PIMCO Mortgage Opportunities	None
Arif[1]	PIMCO High Yield	$10,001 - $50,000
	PIMCO High Yield Spectrum	None
Arnott	PIMCO All Asset	over $1,000,000
	PIMCO All Asset All Authority	over $1,000,000
	PIMCO RAE Fundamental PLUS EMG	over $1,000,000
	PIMCO RAE Low Volatility PLUS EMG	None
	PIMCO RAE Fundamental Advantage PLUS	None
	PIMCO RAE Fundamental PLUS	None
	PIMCO RAE Fundamental PLUS International	None
	PIMCO RAE Low Volatility PLUS International	None
	PIMCO RAE Low Volatility PLUS	None
	PIMCO RAE Fundamental PLUS Small	None
	PIMCO RAE Worldwide Fundamental Advantage PLUS	None
	PIMCO RAE Worldwide Long/Short PLUS	over $1,000,000
Arora[2]	PIMCO Investment Grade Corporate Bond	None
Balcells[3]	PIMCO Emerging Local Bond	None
	PIMCO Emerging Markets Currency	None
Balls	PIMCO Foreign Bond (Unhedged)	None
	PIMCO Foreign Bond (U.S. Dollar-Hedged)	$500,001 - $1,000,000
	PIMCO Global Advantage® Strategy Bond	None
	PIMCO Global Bond (Unhedged)	None

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
	PIMCO Global Bond (U.S. Dollar-Hedged)	None
Banet	PIMCO CommodityRealReturn Strategy	$10,001 - $50,000
	PIMCO Real Return	None
	PIMCO Real Return Asset	None
	PIMCO Real Return Limited Duration	$50,001 - $100,000
	PIMCO RealEstateRealReturn Strategy	$10,001 - $50,000
Bodereau	PIMCO Capital Securities and Financials	None
Brightman[4]	PIMCO All Asset	None
	PIMCO All Asset All Authority	Over $1,000,000
Callahan	PIMCO California Intermediate Municipal Bond	None
	PIMCO California Short Duration Municipal Income	None
	PIMCO National Intermediate Municipal Bond	None
	PIMCO Short Duration Municipal Income	None
Cudzil	PIMCO Extended Duration	None
	PIMCO GNMA	None
	PIMCO Long Duration Total Return	None
	PIMCO Long-Term U.S. Government	None
	PIMCO Mortgage-Backed Securities	None
	PIMCO StocksPLUS® Long Duration	None
Davis	PIMCO Multi-Strategy Alternative	$100,001 - $500,000
	PIMCO RAE Worldwide Long/Short PLUS	None
	PIMCO TRENDS Managed Futures Strategy	None
Devgon	PIMCO RealPathTM Income	None
	PIMCO RealPathTM 2020	None
	PIMCO RealPathTM 2025	None
	PIMCO RealPathTM 2030	None
	PIMCO RealPathTM 2035	None
	PIMCO RealPathTM 2040	None
	PIMCO RealPathTM 2045	None
	PIMCO RealPathTM 2050	None
	PIMCO RealPathTM 2055	None
Dhawan[5]	PIMCO Emerging Local Bond	None
	PIMCO Emerging Markets Currency	$10,001 - $50,000
Dorsten	PIMCO TRENDS Managed Futures Strategy	$10,001 - $50,000
Fahmi	PIMCO Multi-Strategy Alternative	None
	PIMCO RAE Fundamental Advantage PLUS	None
	PIMCO RAE Fundamental PLUS EMG	None
	PIMCO RAE Fundamental PLUS	None
	PIMCO RAE Fundamental PLUS International	None
	PIMCO RAE Fundamental PLUS Small	None
	PIMCO RAE Low Volatility PLUS EMG	None
	PIMCO RAE Low Volatility PLUS International	None
	PIMCO RAE Low Volatility PLUS	None
	PIMCO RAE Worldwide Fundamental Advantage PLUS	None
	PIMCO RAE Worldwide Long/Short PLUS	None
	PIMCO StocksPLUS® Absolute Return	None
	PIMCO StocksPLUS® International (Unhedged)	None
	PIMCO StocksPLUS® International (U.S. Dollar-Hedged)	None
	PIMCO StocksPLUS® Short	None
	PIMCO StocksPLUS® Small	None
	PIMCO Unconstrained Bond	Over $1,000,000
Garbuzov	PIMCO Capital Securities and Financials	$500,001 - $1,000,000
Gomez	PIMCO Emerging Local Bond	Over $1,000,000
	PIMCO Emerging Markets Bond	$100,001 - $500,000
	PIMCO Emerging Markets Currency	$100,001 - $500,000
	PIMCO Emerging Markets Full Spectrum Bond	None
Gupta	PIMCO Foreign Bond (Unhedged)	None
	PIMCO Foreign Bond (U.S. Dollar-Hedged)	None
	PIMCO Global Advantage® Strategy Bond	None
	PIMCO Global Bond (Unhedged)	None

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
	PIMCO Global Bond (U.S. Dollar-Hedged)	None
Hammer	PIMCO California Intermediate Municipal Bond	None
	PIMCO California Municipal Bond	None
	PIMCO California Short Duration Municipal Income	None
	PIMCO High Yield Municipal Bond	None
	PIMCO Municipal Bond	None
	PIMCO National Intermediate Municipal Bond	None
	PIMCO New York Municipal Bond	None
	PIMCO Short Duration Municipal Income	None
Hyman	PIMCO GNMA	None
	PIMCO Mortgage-Backed Securities	None
	PIMCO Mortgage Opportunities	$100,001 - $500,000
Ivascyn	PIMCO Diversified Income	Over $1,000,000
	PIMCO Floating Income	None
	PIMCO Income	Over $1,000,000
	PIMCO Unconstrained Bond	Over $1,000,000
Jessop	PIMCO High Yield	$500,001 - $1,000,000
	PIMCO High Yield Spectrum	$100,001 - $500,0000
Johnson	PIMCO CommoditiesPLUS® Strategy	$50,001 - $100,000
	PIMCO CommodityRealReturn Strategy®	$1 - $10,000
	PIMCO Inflation Response Multi-Asset	None
	PIMCO RealEstateRealReturn Strategy	$100,001 - $500,000
Kiesel	PIMCO Credit Absolute Return	$1 - $10,000
	PIMCO Investment Grade Corporate Bond	Over $1,000,000
	PIMCO Long-Term Credit	Over $1,000,000
	PIMCO Total Return	$1 - $10,000
	PIMCO Total Return II	None
	PIMCO Total Return III	None
	PIMCO Total Return IV	None
MacLean	PIMCO Senior Floating Rate	None
Mariappa	PIMCO Moderate Duration	None
	PIMCO RAE Fundamental Advantage PLUS	None
	PIMCO RAE Fundamental PLUS EMG	None
	PIMCO RAE Fundamental PLUS	None
	PIMCO RAE Fundamental PLUS International	None
	PIMCO RAE Fundamental PLUS Small	None
	PIMCO RAE Low Volatility PLUS EMG	None
	PIMCO RAE Low Volatility PLUS International	None
	PIMCO RAE Low Volatility PLUS	None
	PIMCO RAE Worldwide Fundamental Advantage PLUS	None
	PIMCO RAE Worldwide Long/Short PLUS	None
	PIMCO StocksPLUS® Absolute Return	None
	PIMCO StocksPLUS®	Over $1,000,000
	PIMCO StocksPLUS® International (Unhedged)	None
	PIMCO StocksPLUS® International (U.S. Dollar-Hedged)	Over $1,000,000
	PIMCO StocksPLUS® Short	None
	PIMCO StocksPLUS® Small	None
Mather	PIMCO Low Duration	Over $1,000,000
	PIMCO Low Duration II	None
	PIMCO Low Duration III	None
	PIMCO Moderate Duration	None
	PIMCO Total Return	Over $1,000,000
	PIMCO Total Return II	None
	PIMCO Total Return III	None
	PIMCO Total Return IV	None
Mittal[6]	PIMCO Investment Grade Corporate Bond	None
	PIMCO Long Duration Total Return	None
	PIMCO Long-Term Credit	$100,001 - $500,000
	PIMCO StocksPLUS® Long Duration	$100,001 - $500,000
Murata	PIMCO Diversified Income	$100,001 - $500,000
	PIMCO Floating Income	None

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
	PIMCO Income	$100,001 - $500,000
	PIMCO Mortgage Opportunities	$1 - $10,000
Pagani	PIMCO Foreign Bond (Unhedged)	None
	PIMCO Foreign Bond (U.S. Dollar-Hedged)	None
	PIMCO Global Bond (Unhedged)	None
	PIMCO Global Bond (U.S. Dollar-Hedged)	None
Rahman	PIMCO Global Advantage® Strategy Bond	None
Rennison	PIMCO RealPathTM Income	None
	PIMCO RealPathTM 2020	None
	PIMCO RealPathTM 2025	None
	PIMCO RealPathTM 2030	None
	PIMCO RealPathTM 2035	None
	PIMCO RealPathTM 2040	None
	PIMCO RealPathTM 2045	None
	PIMCO RealPathTM 2050	None
	PIMCO RealPathTM 2055	None
	PIMCO TRENDS Managed Futures Strategy	$10,001 - $50,000
Rodosky	PIMCO Extended Duration	None
	PIMCO Long Duration Total Return	None
	PIMCO Long-Term U.S. Government	None
	PIMCO StocksPLUS® Long Duration	None
Saffari	PIMCO Emerging Markets Corporate Bond	None
Schneider[7]	PIMCO Government Money Market	None
	PIMCO Low Duration	$100,001 - $500,000
	PIMCO Low Duration II	None
	PIMCO Low Duration III	None
	PIMCO Money Market	None
	PIMCO Short Asset Investment	$100,001 - $500,000
	PIMCO Short-Term	$500,001 - $1,000,000
Seidner	PIMCO Unconstrained Bond	Over $1,000,000
	PIMCO Unconstrained Tax Managed Bond	None
Sharenow	PIMCO CommoditiesPLUS® Strategy	None
Stracke[8]	PIMCO Credit Absolute Return	None
Sundstrom	PIMCO Global Multi-Asset	None
Thimons	PIMCO Extended Duration	None
	PIMCO Long-Term U.S. Government	None
Tournier	PIMCO Diversified Income	None
	PIMCO Floating Income	None
Worah	PIMCO CommodityRealReturn Strategy	Over $1,000,000
	PIMCO Global Multi-Asset	Over $1,000,000
	PIMCO Inflation Response Multi-Asset	$100,001 - $500,000
	PIMCO Multi-Strategy Alternative	None
	PIMCO Real Return	Over $1,000,000
	PIMCO Real Return Asset	None
	PIMCO Real Return Limited Duration	None
	PIMCO RealEstateRealReturn Strategy	$100,001 - $500,000
	PIMCO RealPathTM Income	None
	PIMCO RealPathTM 2020	None
	PIMCO RealPathTM 2025	None
	PIMCO RealPathTM 2030	$50,001 - $100,000
	PIMCO RealPathTM 2035	None
	PIMCO RealPathTM 2040	None
	PIMCO RealPathTM 2045	None
	PIMCO RealPathTM 2050	None
	PIMCO RealPathTM 2055	None
	PIMCO Total Return	Over $1,000,000
	PIMCO Total Return II	None
	PIMCO Total Return III	None
	PIMCO Total Return IV	None

[1]	Effective July 29, 2016, Mr. Arif co-manages the PIMCO High Yield and PIMCO High Yield Spectrum Funds.
[2]	Effective October 3, 2016, Mr. Arora co-manages the PIMCO Investment Grade Corporate Bond Fund.
[3]	Effective October 3, 2016, Mr. Balcells co-manages the PIMCO Emerging Local Bond Fund and the PIMCO Emerging Markets Currency Fund.
[4]	Effective November 7, 2016, Mr. Brightman co-manages the PIMCO All Asset Fund and the PIMCO All Asset All Authority Fund. Information for Mr. Brightman is as of September 30, 2016.
[5]	Effective October 3, 2016, Mr. Dhawan co-manages the PIMCO Emerging Local Bond Fund and the PIMCO Emerging Markets Currency Fund.
[6]	Effective October 3, 2016, Mr. Mittal co-manages the PIMCO Investment Grade Corporate Bond Fund and the PIMCO Long-Term Credit Fund.
[7]	Mr. Schneider manages the PIMCO Treasury Money Market Fund, which has not commenced operations as of March 31, 2016.
[8]	Effective October 3, 2016, Mr. Stracke co-manages the PIMCO Credit Absolute Return Fund.

DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

PIMCO Investments LLC (the “Distributor”) serves as the principal underwriter in the continuous public offering of each class of the Trust’s shares pursuant to a distribution contract (“Distribution Contract”) with the Trust, which is subject to annual approval by the Board of Trustees. The Distributor is a wholly-owned subsidiary of PIMCO and an indirect subsidiary of Allianz Asset Management. The Distributor does not participate in the distribution of non-PIMCO managed products. As noted in further detail below, under a separate marketing services agreement between PIMCO and the Distributor, PIMCO compensates the Distributor for providing various marketing services for the Funds. Furthermore, representatives of the Distributor may also be employees or associated persons of PIMCO. Because of these affiliations with PIMCO, the interests of the Distributor may conflict with the interests of Fund investors. Additionally, certain representatives of the Distributor (“Advisor Consultants”) may receive differing levels of compensation from the sale of various PIMCO products, which may create further conflicts of interest. Levels of compensation for Advisor Consultants do not vary by share class within a PIMCO product, regardless of class differences relating to distribution-related fees, for sales at approved financial firms. Levels of compensation for Advisor Consultants do not vary across products eligible for commissions that fall into a strategy bucket described below (e.g., Equity, Short Term, etc., other than certain PIMCO Variable Insurance Trust (“PVIT”) and PIMCO Equity Series VIT (“PESVIT”) sales). Advisor Consultants are eligible to receive compensation, ascending generally by product type, with respect to sales of the following: PVIT and PESVIT Funds, Short Term Strategies, Select Strategies, and Equity Strategies (each as defined, from time to time, by the Distributor). For certain Advisor Consultants, compensation payable on PVIT and PESVIT Funds equals compensation payable on Short Term Strategies, while, for others, compensation payable on Select Strategies may equal compensation payable on Equity Strategies in certain instances (based on overall Select Strategy sales levels, which vary based on volume). Additionally, Advisor Consultants may receive commissions from the sale of PIMCO closed-end funds and discretionary special bonuses from the sale of certain products such as PIMCO exchange-traded funds, which may offer higher or lower sales-related compensation than the product types noted above. Advisor Consultants eligible for such variable compensation may have a particular incentive to promote, recommend, or solicit the sale of particular Funds over other Funds or products, or other products over Funds of the Trust, which may give rise to a conflict of interest. Where such compensation is based on sales performance the relevant metric is gross sales (with certain adjustments, including for certain redemptions), which may give the Advisor Consultant a financial interest to market, recommend, or solicit a sale or holding (i.e., refraining from redeeming), if applicable, of certain products. Additionally, from time to time Advisor Consultants may receive discretionary compensation based on sales and/or job performance. Where discretionary compensation is based on job performance, the Distributor uses metrics which are generally indicative of the Advisor Consultant’s success in the areas of, among others, financial advisor satisfaction and Advisor Consultant product knowledge, responsiveness, and/or effectiveness. Under policies applicable to all Advisor Consultants, no Advisor Consultant is permitted to promote, recommend, or solicit the sale of one product over another solely because that product will provide higher revenue or compensation to PIMCO, the Distributor, or to the Advisor Consultant.

As noted above, PIMCO pays the Distributor a fee for marketing and related services pursuant to a Marketing Services Agreement between PIMCO and the Distributor. These payments are made to the Distributor from PIMCO’s profits and are in addition to the revenue the Distributor earns under its Distribution Contract with the Trust. The fee is payable on a monthly basis at a current annual rate of 0.33 percent of gross fund sales in the month (“gross fund sales” includes the aggregate gross dollar value of sales of all share classes of the series of the Trust, PIMCO Variable Insurance Trust (“PVIT”) and PIMCO ETF Trust during the applicable month, excluding, however (i) the sale of series of the Trust’s, PVIT’s or PIMCO ETF Trust’s shares to another PIMCO-managed fund and (ii) sales of any shares of the Trust that are not registered under both the 1940 Act and the 1933 Act (including but not limited to shares of any series of the PIMCO Funds: Private Account Portfolio Series)).

The Distributor, located at 1633 Broadway, New York, NY 10019, is a broker-dealer registered with the SEC and is a member of FINRA. All account inquiries should be mailed to the Trust’s Transfer Agent, and should not be mailed to the Distributor.

The Distribution Contract will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved: (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Contract, the Supervision and Administration Agreement or the Distribution and Servicing Plans described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

The Trust generally does not offer or sell its shares outside of the United States, except to certain investors in approved jurisdictions and in conformity with local legal requirements.

The Trust has adopted a Multi-Class Plan pursuant to Rule 18f-3 under the 1940 Act. Under the Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation/name; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Each class may, at the Board of Trustees’ discretion, pay a different share of distribution or shareholder servicing expenses (but not including advisory or custodial fees or other expenses related to the management of the Trust’s assets) if the distribution or shareholder servicing expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. In addition, each class may have a different sales charge structure, and different exchange and conversion features.

The Trust may offer up to eight classes of shares: Class A, Class C, Class D, Class M, Class P, Class R, Institutional Class and Administrative Class.

Class A and Class C shares of the Trust are primarily offered and sold to retail investors by broker-dealers which are members of FINRA and which have agreements with the Distributor, but may be available through other financial firms, including banks and trust companies and to specified benefit plans (as defined below) and other retirement accounts.

Class D shares are generally offered through financial firms with which the Distributor has an agreement for the use of Funds in particular investment products, programs or accounts such as mutual fund supermarkets or other no transaction fee platforms or for which a fee may be charged, and where such Class D shares are held in an account at the financial firm in nominee or street name as your agent.

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans (collectively, “specified benefit plans”) and other accounts whereby the plan or the plan’s financial firm has an agreement with the Distributor or the Administrator to utilize Class R shares in certain investment products or programs (each such plan or account, a “Class R Eligible Plan”). Additionally, Class R shares also are generally available only to Class R Eligible Plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm). Class R shares are not available to retail accounts, non-Class R Eligible Plans, traditional and Roth IRAs (except through certain omnibus accounts), SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or Coverdell Education Savings Accounts. Plan participants may not directly purchase Class R shares through the Distributor. Financial firms may provide or arrange for the provision of some or all of the shareholder servicing, account maintenance and other services required by Class R Eligible Plans and their participants, for which fees or expenses may be charged in addition to those described in the Prospectus and Statement of Additional Information.

Class P shares are generally offered through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other financial firms with which the Distributor has an agreement for the use of the Funds in those programs, and where such Class P shares are held in an account at the financial firm in nominee or street name as your agent. Specified benefit plans may also purchase Class P shares, provided that the Fund or its Administrator is not required to pay any type of administrative fee per participant account to any third party. Financial firms may provide or arrange for the provision of some or all of the shareholder servicing, account maintenance and other services required by specified benefit plan accounts and their participants, for which fees or expenses may be charged in addition to those described in the Prospectus and Statement of Additional Information.

Institutional Class shares are offered primarily for direct investment by investors such as specified benefit plans, endowments, foundations, corporations and high net worth individuals that can meet the minimum investment amount. Institutional Class shares also may be offered through certain financial firms that charge their customers transaction or other fees with respect to the customer’s investment in the Funds. Financial firms may provide or arrange for the provision of some or all of the shareholder servicing, account maintenance and other services required by specified benefit plan accounts and their participants, for which fees or expenses may be charged in addition to those described in the Prospectus and Statement of Additional Information.

Class M shares are offered primarily for direct investment by investors such as specified benefit plans, endowments, foundations, corporations, high net worth individuals that can meet the minimum investment amount and through intermediary trading platforms and portals that provide specialized sub-accounting and shareholder processing services.

Administrative Class shares are generally offered through broker-dealers and other financial firms for investment by specified benefit plans. Financial firms may provide or arrange for the provision of some or all of the shareholder servicing, account maintenance and other services required by specified benefit plan accounts and their plan participants, for which fees or expenses may be charged in addition to those described in the Prospectus and Statement of Additional Information.

Initial Sales Charge and Contingent Deferred Sales Charge

As described in the Prospectuses under the caption “Classes of Shares—Sales Charges,” Class A shares of the Funds are sold pursuant to an initial sales charge (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds (the “PIMCO Money Funds”)), which declines as the amount of purchase reaches certain defined levels. For the fiscal years ended March 31, 2016, March 31, 2015 and March 31, 2014, the Distributor received an aggregate of $25,296,507, $27,269,431 and $47,764,306, respectively, and retained $3,485,646, $3,751,284 and $6,577,850, respectively, in initial sales charges paid by Class A shareholders of the Trust.

Each Fund may sell its Class A shares at net asset value without an initial sales charge to certain categories of investors, including current or retired officers, trustees, directors or employees of the Trust, PIMCO or the Distributor. The Trust believes that this arrangement encourages those persons to invest in the Funds, which further aligns the interest of the Funds and those persons. See “Sales at Net Asset Value” below for more information.

As further described in the Prospectuses under the caption “Classes of Shares—Sales Charges,” a contingent deferred sales charge is imposed upon certain redemptions of the Class A and Class C shares. No contingent deferred sales charge is imposed upon redemptions of Class D, Class M, Class P, Class R, Institutional Class, or Administrative Class shares. Because contingent deferred sales charges are calculated on a fund-by-fund and class-by-class basis, shareholders should consider whether to exchange shares of one fund for shares of another fund or exchange one share class for another share class in the same fund (an “intra-fund exchange”) prior to redeeming an investment if such an exchange or intra-fund exchange would reduce the contingent deferred sales charge applicable to such redemptions.

During the fiscal years ended March 31, 2016, March 31, 2015 and March 31, 2014, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares and Class C shares of the Funds:

	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
Class A	$ 633,566	$1,804,142	$3,893,594

Class C	1,870,548	2,061,744	7,981,152

In certain cases described in the Prospectuses, the contingent deferred sales charge is waived on redemptions of Class A or Class C shares for certain classes of individuals or entities on account of: (i) the fact that the Trust’s sales-related expenses are lower for certain of such classes than for classes for which the contingent deferred sales charge is not waived; (ii) waiver of the contingent deferred sales charge with respect to certain of such classes is consistent with certain Internal Revenue Code policies concerning the favored tax treatment of accumulations; and (iii) with respect to certain of such classes, considerations of fairness, and competitive and administrative factors. See “Waiver of Contingent Deferred Sales Charges” below for more information.

Distribution and Servicing Plans for Class A, Class C and Class R Shares

Class A, Class C and Class R shares are continuously offered. Pursuant to separate Distribution and Servicing Plans for Class A, Class C, and Class R shares (the “Retail Plans”), the Distributor receives distribution fees from the Funds, and in connection with personal services rendered to Class A, Class C and Class R shareholders of the Funds and the maintenance of shareholder accounts, the Distributor receives servicing fees from the Funds. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class C and Class R shares as to which no distribution and servicing fees were paid on account of such limitations. As described in the Prospectuses, the Distributor pays: (i) all or a portion of the distribution fees it receives from the Funds to broker-dealers, and (ii) all or a portion of the servicing fees it receives from the Funds to broker-dealers, certain banks and other financial firms.

The Distributor pays distribution and servicing fees to broker-dealers and servicing fees to certain banks and other financial firms as well as specified benefit plans, their service providers and their sponsors in connection with the sale of Class C and Class R shares, and servicing fees to broker-dealers, certain banks and other financial firms related to servicing Class A shares. In the case of Class A shares, broker-dealers receive a portion of the front-end sales charge set forth in the tables below under the caption “Initial Sales Charge Alternative—Class A Shares” except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay broker-dealers an advance/upfront commission in connection with sales of Class A shares without a sales charge). In the case of Class C shares, part or all of the first year’s distribution and servicing fee is generally paid at the time of sale. Pursuant to a Distribution Contract with the Trust, with respect to each Fund’s Class A, Class C and Class R shares, the Distributor bears various other promotional and sales related expenses, including the cost of preparing, printing and distributing advertising, sales literature and Prospectuses to persons other than current shareholders.

The Retail Plans were adopted pursuant to Rule 12b-l under the 1940 Act and are of the type known as “compensation” plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor’s expenses.

The distribution fee, applicable to Class C and Class R shares, may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class C or Class R shares, including compensation to, and expenses (including overhead and telephone expenses) of, registered representatives or other employees of the Distributor or of broker-dealers who engage in sales of Class C or Class R shares. The servicing fee, applicable to Class A, Class C and Class R shares, may be spent by the Distributor on personal services rendered to shareholders of the Funds and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial advisors or other employees of broker-dealers, certain banks and other financial firms as well as specified benefit plans, their service providers and their sponsors who provide services to plan participants, who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund’s shares, who forward communications from the Funds to shareholders, who render advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders’ needs, who provide and maintain elective shareholder services such as check writing and wire transfer services, who provide and maintain pre-authorized investment plans for shareholders, who act as sole shareholder of record and nominee for shareholders, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services or who provide such similar services as permitted under applicable statutes, rules or regulations. Distribution and servicing fees also may be spent on interest payments relating to unreimbursed distribution or servicing expenses from prior years.

Many of the Distributor’s sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class C or Class R shares of any Fund may indirectly support sales and servicing efforts relating to the other Funds’ shares of the same class and vice versa. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund’s shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the distribution or servicing of a single class. The Distributor may make payments to broker-dealers (and with respect to servicing fees only, to certain banks and other financial firms) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

Fund	Servicing Fee[1]	Distribution Fee[1]

Class A

PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds[3]	0.10%	None
All other Funds	0.25%	None

Class C2

PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds[4]	0.10%	None
PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Real Return Limited Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds	0.25%	0.30%

Fund	Servicing Fee[1]	Distribution Fee[1]

PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO Real Return and PIMCO StocksPLUS® Funds	0.25%	0.50%
All other Funds	0.25%	0.75%

Class R

Government Money Market Fund and PIMCO Treasury Money Market Fund[4]	0.10%	None
All other Funds	0.25%	0.25%

(1)    Applies, in part, to Class A and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in a transaction which took place on January 17, 1997.

(2)    Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

(3)    With respect to the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds, the Trust has suspended payment of distribution and/or servicing fees at this time. The payment of distribution and/or servicing fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Fund shareholders to do so.

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker-dealer, bank, trust company, insurance company or benefit plan administrator or other service provider (collectively, “financial firms”) through which you purchase your shares. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including shares of the Trust) or provides services for mutual fund shareholders.

If in any year the Distributor’s expenses incurred in connection with the distribution of Class C and Class R shares and, for Class A, Class C and Class R shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when the distribution and/or servicing fees exceed the Distributor’s expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract (“Disinterested Trustees”) or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

The Retail Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved: (i) by the vote of a majority of the Disinterested Trustees; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

The Retail Plans went into effect for the Trust in January 1997 (December 2002 for Class R shares). If a Retail Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

The Retail Plans, as well as Administrative Class Plan and Class D Plan discussed below, are designed to promote sales of shares and to reduce the amount of redemptions that might otherwise occur if those plans were not in effect, and to compensate financial firms for their servicing and maintenance of shareholder accounts. Although Fund expenses are primarily based on a percentage of net assets, increasing net assets through sales of shares and limiting reductions in nets assets by reducing redemptions may help lower a Fund’s expense ratio by spreading its fixed costs over a larger base and may reduce the potential adverse effects of selling a Fund’s portfolio securities to meet redemptions. In addition, PIMCO and the Distributor may profit by reason of the operation of the plans through increases in Fund assets which may allow them to recruit and retain talent required to maintain a high level of performance and service to the Funds and their shareholders. It is impossible to know for certain if the level of sales and redemptions of Fund shares would differ in the absence of these plans, or whether other benefits will be realized as a result of these plans.

Payments Pursuant to Class A Plan

For the fiscal years ended March 31, 2016, March 31, 2015, and March 31, 2014, the Trust paid the Distributor an aggregate of $73,083,631, $104,813,252 and $140,084,552, respectively, pursuant to the Distribution and Servicing Plan for Class A shares, of which the indicated amounts were attributable to the following operational Funds:

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO All Asset Fund	$2,628,145	$4,214,146	$5,202,549
PIMCO All Asset All Authority Fund	2,579,241	6,108,885	11,129,254
PIMCO California Intermediate Municipal Bond Fund	93,286	105,081	127,769
PIMCO California Municipal Bond Fund	6,185	3,581	3,595(1)
PIMCO California Short Duration Municipal Income Fund	118,292	179,427	268,776
PIMCO CommoditiesPLUS® Strategy Fund	120,695	240,817	779,167
PIMCO CommodityRealReturn Strategy Fund®	948,309	1,825,395	3,355,101
PIMCO Credit Absolute Return Fund	44,925	68,657	80,750
PIMCO Diversified Income Fund	389,852	448,356	645,621
PIMCO RAE Fundamental PLUS EMG Fund	18,171	22,591	4,657
PIMCO Emerging Local Bond Fund	155,607	369,224	924,492
PIMCO Emerging Markets Bond Fund	483,592	749,670	1,338,264
PIMCO Emerging Markets Corporate Bond Fund	3,424	6,309	25,167
PIMCO Emerging Markets Currency Fund	50,855	112,049	217,356
PIMCO Emerging Markets Full Spectrum Bond Fund	5,400	9,466	6,355
PIMCO RAE Low Volatility PLUS EMG Fund	949	3,766	6
PIMCO Floating Income Fund	367,131	546,393	565,975
PIMCO Foreign Bond Fund (Unhedged)	241,727	433,190	652,408
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,098,729	1,001,369	954,576
PIMCO RAE Fundamental Advantage PLUS Fund	53,117	140,072	168,848
PIMCO RAE Fundamental PLUS Fund	1,543,948	2,028,388	1,354,249
PIMCO Global Advantage® Strategy Bond Fund	45,374	94,359	204,321
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	183,660	161,873	185,727
PIMCO Global Multi-Asset Fund	409,683	511,209	1,428,283
PIMCO GNMA Fund	594,952	740,451	1,081,659
PIMCO Government Money Market Fund	0	0	1,807(2)
PIMCO High Yield Fund	1,657,612	2,305,829	2,756,041
PIMCO High Yield Municipal Bond Fund	385,484	349,297	373,525
PIMCO High Yield Spectrum Fund	41,401	72,197	69,878
PIMCO Income Fund	15,619,379	12,571,210	11,574,073
PIMCO Inflation Response Multi-Asset Fund	26,284	33,887	35,712
PIMCO RAE Fundamental PLUS International Fund	7,002	10,436	648
PIMCO StocksPLUS® International Fund (Unhedged)	60,880	72,346	49,119
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,125,972	482,646	299,709
PIMCO RAE Low Volatility PLUS International Fund	4,934	2,882	23
PIMCO Investment Grade Corporate Bond Fund	2,337,703	2,517,445	3,543,732
PIMCO Long-Term U.S. Government Fund	434,936	460,606	451,943
PIMCO Low Duration Fund	3,181,666	5,867,397	8,656,602
PIMCO RAE Low Volatility PLUS Fund	22,935	13,654	6
PIMCO Money Market Fund	0	0	43,082(3)
PIMCO Mortgage Opportunities Fund	78,970	42,650	27,125
PIMCO Mortgage-Backed Securities Fund	70,519	82,876	134,457
PIMCO Multi-Strategy Alternative Fund	6,217	549	N/A
PIMCO Municipal Bond Fund	562,751	564,321	628,163
PIMCO National Intermediate Municipal Bond Fund	38,703	37,877	30,037
PIMCO New York Municipal Bond Fund	135,318	121,086	124,354
PIMCO Real Return Fund	5,075,428	6,552,505	8,999,384
PIMCO RealEstateRealReturn Strategy Fund	656,828	766,365	888,070
PIMCO RealPathTM 2020 Fund	19,936	20,082	20,153
PIMCO RealPathTM 2025 Fund	5,331	6,738	7,834
PIMCO RealPathTM 2030 Fund	14,586	16,959	20,539
PIMCO RealPathTM 2035 Fund	3,577	4,262	5,844
PIMCO RealPathTM 2040 Fund	13,145	14,716	13,419
PIMCO RealPathTM 2045 Fund	2,041	1,914	1,785

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO RealPathTM 2050 Fund	5,750	6,580	4,120
PIMCO RealPathTM 2055 Fund	0	10	N/A
PIMCO RealPathTM Income Fund	19,128	18,553	22,989
PIMCO Senior Floating Rate Fund	206,508	315,297	295,795
PIMCO Short Asset Investment Fund	80,952	15,822	10,387
PIMCO Short Duration Municipal Income Fund	250,597	339,602	472,700
PIMCO Short-Term Fund	1,528,666	2,037,184	2,868,971
PIMCO StocksPLUS® Small Fund	804,856	958,249	855,985
PIMCO RAE Fundamental PLUS Small Fund	10,558	4,509	8
PIMCO StocksPLUS® Fund	546,800	533,057	450,000
PIMCO StocksPLUS® Absolute Return Fund	798,738	864,689	744,035
PIMCO StocksPLUS® Short Fund	131,487	131,168	235,942
PIMCO Total Return Fund	23,690,791	43,741,197	59,484,781
PIMCO Total Return Fund IV	39,174	50,247	55,729
PIMCO TRENDS Managed Futures Strategy Fund	35,076	12,401	54
PIMCO Unconstrained Bond Fund	1,092,900	2,550,325	4,847,020
PIMCO Unconstrained Tax Managed Bond Fund	62,100	103,741	141,216(4)
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	535	1,136	487
PIMCO RAE Worldwide Long/Short PLUS Fund	235	12	N/A

(1) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $6 and the Fund’s net payment pursuant to the Class A plan was $3,589.

(2) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $1,796 and the Fund’s net payment pursuant to the Class A plan was $11.

(3) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $43,082 and the Fund’s net payment pursuant to the Class A plan was $0.

(4) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $912 and the Fund’s net payment pursuant to the Class A plan was $140,304.

During the fiscal year ended March 31, 2016, the amounts collected pursuant to the Distribution and Servicing Plan for Class A shares were used as follows: sales commissions and other compensation to sales personnel, $64,459,763; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $8,623,868.

These totals, if allocated among: (i) sales commissions and compensation; and (ii) sales materials and other expenses for each operational Fund, were as follows:

Fund	Sales Commissions and Compensation	Sales Materials and Other Expenses	Total
PIMCO All Asset Fund	$ 2,318,024	$310,121	$2,628,145
PIMCO All Asset All Authority Fund	2,274,891	304,350	2,579,241
PIMCO California Intermediate Municipal Bond Fund	82,278	11,008	93,286
PIMCO California Municipal Bond Fund	5,455	730	6,185
PIMCO California Short Duration Municipal Income Fund	104,334	13,958	118,292
PIMCO Capital Securities and Financials Fund	3,522	471	3,993
PIMCO CommoditiesPLUS® Strategy Fund	106,453	14,242	120,695
PIMCO CommodityRealReturn Strategy Fund®	836,409	111,900	948,309
PIMCO Credit Absolute Return Fund	39,624	5,301	44,925
PIMCO Diversified Income Fund	343,849	46,003	389,852
PIMCO RAE Fundamental PLUS EMG Fund	16,027	2,144	18,171
PIMCO Emerging Local Bond Fund	137,245	18,362	155,607
PIMCO Emerging Markets Bond Fund	426,528	57,064	483,592
PIMCO Emerging Markets Corporate Bond Fund	3,020	404	3,424
PIMCO Emerging Markets Currency Fund	44,854	6,001	50,855

Fund	Sales Commissions and Compensation	Sales Materials and Other Expenses	Total
PIMCO Emerging Markets Full Spectrum Bond Fund	4,763	637	5,400.00
PIMCO RAE Low Volatility PLUS EMG Fund	837	112	949
PIMCO Floating Income Fund	323,810	43,321	367,131
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	969,079	129,650	1,098,729
PIMCO Foreign Bond Fund (Unhedged)	213,203	28,524	241,727
PIMCO RAE Fundamental Advantage PLUS Fund	46,849	6,268	53,117
PIMCO RAE Fundamental PLUS Fund	1,361,762	182,186	1,543,948
PIMCO Global Advantage® Strategy Bond Fund	40,020	5,354	45,374
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	161,988	21,672	183,660
PIMCO Global Multi-Asset Fund	361,340	48,343	409,683
PIMCO GNMA Fund	524,748	70,204	594,952
PIMCO High Yield Fund	1,462,014	195,598	1,657,612
PIMCO High Yield Municipal Bond Fund	339,997	45,487	385,484
PIMCO High Yield Spectrum Fund	36,516	4,885	41,401
PIMCO Income Fund	13,776,292	1,843,087	15,619,379
PIMCO Inflation Response Multi-Asset Fund	23,182	3,102	26,284
PIMCO RAE Fundamental PLUS International Fund	6,176	826	7,002
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	993,107	132,865	1,125,972
PIMCO StocksPLUS® International Fund (Unhedged)	53,696	7,184	60,880
PIMCO RAE Low Volatility PLUS International Fund	4,352	582	4,934
PIMCO Investment Grade Corporate Bond Fund	2,061,854	275,849	2,337,703
PIMCO Long-Term U.S. Government Fund	383,614	51,322	434,936
PIMCO Low Duration Fund	2,806,229	375,437	3,181,666
PIMCO RAE Low Volatility PLUS Fund	20,229	2,706	22,935
PIMCO Mortgage Opportunities Fund	69,652	9,318	78,970
PIMCO Mortgage-Backed Securities Fund	62,198	8,321	70,519
PIMCO Multi-Strategy Alternative Fund	5,483	734	6,217
PIMCO Municipal Bond Fund	496,346	66,405	562,751
PIMCO National Intermediate Municipal Bond Fund	34,136	4,567	38,703
PIMCO New York Municipal Bond Fund	119,350	15,968	135,318
PIMCO Real Return Fund	4,476,527	598,901	5,075,428
PIMCO RealEstateRealReturn Strategy Fund	579,322	77,506	656,828
PIMCO RealPathTM 2020 Fund	17,584	2,352	19,936
PIMCO RealPathTM 2025 Fund	4,702	629	5,331
PIMCO RealPathTM 2030 Fund	12,865	1,721	14,586
PIMCO RealPathTM 2035 Fund	3,155	422	3,577
PIMCO RealPathTM 2040 Fund	11,594	1,551	13,145
PIMCO RealPathTM 2045 Fund	1,800	241	2,041
PIMCO RealPathTM 2050 Fund	5,072	679	5,750
PIMCO RealPathTM Income Fund	16,871	2,257	19,128
PIMCO Senior Floating Rate Fund	182,140	24,368	206,508
PIMCO Short Asset Investment Fund	71,400	9,552	80,952
PIMCO Short Duration Municipal Income Fund	221,027	29,570	250,597
PIMCO Short-Term Fund	1,348,283	180,383	1,528,666
PIMCO StocksPLUS® Small Fund	709,883	94,973	804,856
PIMCO RAE Fundamental PLUS Small Fund	9,312	1,246	10,558
PIMCO StocksPLUS® Absolute Return Fund	704,487	94,251	798,738
PIMCO StocksPLUS® Short Fund	115,972	15,515	131,487
PIMCO StocksPLUS® Fund	482,278	64,522	546,800
PIMCO Total Return Fund	20,895,278	2,795,513	23,690,791

Fund	Sales Commissions and Compensation	Sales Materials and Other Expenses	Total
PIMCO Total Return Fund IV	34,551	4,623	39,174
PIMCO TRENDS Managed Futures Strategy Fund	30,937	4,139	35,076
PIMCO Unconstrained Bond Fund	963,938	128,962	1,092,900
PIMCO Unconstrained Tax Managed Bond Fund	54,772	7,328	62,100
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	472	63	535
PIMCO RAE Worldwide Long/Short PLUS Fund	207	28	235

Payments Pursuant to Class C Plan

For the fiscal years ended March 31, 2016, March 31, 2015, and March 31, 2014, the Trust paid the Distributor an aggregate of $177,372,242, $216,546,445 and $276,168,140, respectively, pursuant to the Distribution and Servicing Plan for Class C shares, of which the indicated amounts were attributable to the following operational Funds:

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO All Asset Fund	$ 10,302,996	$ 16,244,683	$ 19,610,028
PIMCO All Asset All Authority Fund	13,189,741	27,069,012	40,646,611
PIMCO California Intermediate Municipal Bond Fund	98,543	92,517	110,312
PIMCO California Municipal Bond Fund	19,147	11,123	1,833(1)
PIMCO California Short Duration Municipal Income Fund	13,827	16,587	19,541(2)
PIMCO CommoditiesPLUS® Strategy Fund	119,040	200,926	122,523
PIMCO CommodityRealReturn Strategy Fund®	1,602,245	3,298,594	5,377,019
PIMCO Credit Absolute Return Fund	93,431	115,122	111,940
PIMCO Diversified Income Fund	1,120,650	1,365,873	1,784,071
PIMCO RAE Fundamental PLUS EMG Fund	18,847	15,910	3,604
PIMCO Emerging Local Bond Fund	301,181	661,230	1,355,465
PIMCO Emerging Markets Bond Fund	832,804	1,206,743	1,811,729
PIMCO Emerging Markets Corporate Bond Fund	5,405	7,575	12,863
PIMCO Emerging Markets Currency Fund	106,576	230,807	388,345(3)
PIMCO Emerging Markets Full Spectrum Bond Fund	3,253	4,494	4,229(4)
PIMCO RAE Low Volatility PLUS EMG Fund	3,088	1,390	24
PIMCO Floating Income Fund	569,226	860,372	842,713
PIMCO Foreign Bond Fund (Unhedged)	287,095	483,792	695,893
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	848,630	589,758	534,155
PIMCO RAE Fundamental Advantage PLUS Fund	145,799	324,017	316,117
PIMCO RAE Fundamental PLUS Fund	4,557,015	4,948,216	2,731,607
PIMCO Global Advantage® Strategy Bond Fund	99,616	191,677	304,529
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	261,770	239,502	254,538
PIMCO Global Multi-Asset Fund	1,622,496	1,972,432	4,879,227
PIMCO GNMA Fund	988,060	1,210,692	1,890,377
PIMCO Government Money Market Fund	0	0	487(5)
PIMCO High Yield Fund	3,996,449	5,093,471	5,768,836
PIMCO High Yield Municipal Bond Fund	764,724	687,451	635,509
PIMCO High Yield Spectrum Fund	77,667	113,020	71,129
PIMCO Income Fund	57,484,244	44,341,028	32,894,379
PIMCO Inflation Response Multi-Asset Fund	19,264	29,693	36,673
PIMCO RAE Fundamental PLUS International Fund	18,129	8,808	27
PIMCO StocksPLUS® International Fund (Unhedged)	92,930	90,096	68,311
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,095,484	780,499	445,933
PIMCO RAE Low Volatility PLUS International Fund	3,792	1,515	35
PIMCO Investment Grade Corporate Bond Fund	5,257,523	5,648,161	7,990,824
PIMCO Long-Term U.S. Government Fund	291,273	271,364	418,901
PIMCO Low Duration Fund	3,452,900	4,586,519	5,612,350
PIMCO RAE Low Volatility PLUS Fund	44,027	37,367	25
PIMCO Money Market Fund	0	0	18,071(6)
PIMCO Mortgage Opportunities Fund	159,299	68,385(7)	34,964

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO Mortgage-Backed Securities Fund	105,583	123,638	174,536
PIMCO Multi-Strategy Alternative Fund	1,770	45	N/A
PIMCO Municipal Bond Fund	821,166	799,724	878,376
PIMCO National Intermediate Municipal Bond Fund	35.634	30,932	20,475
PIMCO New York Municipal Bond Fund	122,957	113,470	103,615
PIMCO Real Return Fund	6,696,378	9,641,249	15,315,097
PIMCO RealEstateRealReturn Strategy Fund	1,564,867	1,729,912	1,686,946
PIMCO RealPathTM 2020 Fund	30,516	37,466	29,466
PIMCO RealPathTM 2025 Fund	8,245	8,368	5,930
PIMCO RealPathTM 2030 Fund	27,027	24,248	19,719
PIMCO RealPathTM 2035 Fund	3,028	3,097	1,983
PIMCO RealPathTM 2040 Fund	14,216	14,735	10,410
PIMCO RealPathTM 2045 Fund	1,240	1,384	1,210
PIMCO RealPathTM 2050 Fund	6,449	7,053	6,161
PIMCO RealPathTM 2055 Fund	0	25	N/A
PIMCO RealPathTM Income Fund	25,768	25,638	26,336
PIMCO Senior Floating Rate Fund	655,505	967,415(8)	836,470
PIMCO Short Duration Municipal Income Fund	78,709	90,089	95,433(9)
PIMCO Short-Term Fund	995,984	1,250,980	1,359,495
PIMCO StocksPLUS® Small Fund	1,560,519	1,573,490	1,182,216
PIMCO RAE Fundamental PLUS Small Fund	44,919	19,396	12
PIMCO StocksPLUS® Fund	1,087,820	1,003,424	714,253
PIMCO StocksPLUS® Absolute Return Fund	2,065,667	2,018,232	1,423,626
PIMCO StocksPLUS® Short Fund	184,021	220,828	257,454
PIMCO Total Return Fund	45,194,259	66,110,445	102,949,249
PIMCO Total Return Fund IV	26,387	41,101(10)	55,478(11)
PIMCO TRENDS Managed Futures Strategy Fund	68,668	26,392	67
PIMCO Unconstrained Bond Fund	4,608,433	7,390,203	10,787,670(12)
PIMCO Unconstrained Tax Managed Bond Fund	92,216	138,872	187,856(13)
PIMCO RAE Worldwide Long/Short PLUS Fund	287	45	N/A
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	429	1,379	314

(1) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $3 and the Fund’s net payment pursuant to the Class C plan was $1,830.

(2) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $220 and the Fund’s net payment pursuant to the Class C plan was $19,321.

(3) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $419 and the Fund’s net payment pursuant to the Class C plan was $387,926.

(4) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $9 and the Fund’s net payment pursuant to the Class C plan was $4,220.

(5) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $485 and the Fund’s net payment pursuant to the Class C plan was $2.

(6) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $18,071 and the Fund’s net payment pursuant to the Class C plan was $0.

(7) For the fiscal year ended March 31, 2015, the Distributor waived or reimbursed $333 and the Fund’s net payment pursuant to the Class C plan was $68,052.

(8) For the fiscal year ended March 31, 2015, the Distributor waived or reimbursed $969 and the Fund’s net payment pursuant to the Class C plan was $966,447.

(9) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $4,708 and the Fund’s net payment pursuant to the Class C plan was $90,725.

(10) For the fiscal year ended March 31, 2015, the Distributor waived or reimbursed $4,653 and the Fund’s net payment pursuant to the Class C plan was $36,448.

(11) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $941 and the Fund’s net payment pursuant to the Class C plan was $54,537.

(12) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $1,121,724 and the Fund’s net payment pursuant to the Class C plan was $9,665,946.

(13) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $23,299 and the Fund’s net payment pursuant to the Class C plan was $164,557.

During the fiscal year ended March 31, 2016, the amounts collected pursuant to the Distribution and Servicing Plan for Class C shares were used as follows: sales commissions and other compensation to sales personnel, $156,442,317; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $20,929,925.

These totals, if allocated among: (i) sales commissions and compensation; and (ii) sales materials and other expenses for each operational Fund, were as follows:

Fund	Sales Commissions and Compensation	Sales Materials and Other Expenses	Total
PIMCO All Asset Fund	$ 9,087,242	$1,215,754	$10,302,996
PIMCO All Asset All Authority Fund	11,633,352	1,556,389	13,189,741
PIMCO California Intermediate Municipal Bond Fund	86,915	11,628	98,543
PIMCO California Municipal Bond Fund	16,888	2,259	19,147
PIMCO California Short Duration Municipal Income Fund	12,195	1,632	13,827
PIMCO Capital Securities and Financials Fund	2,107	282	2,389
PIMCO CommoditiesPLUS® Strategy Fund	104,993	14,047	119,040
PIMCO CommodityRealReturn Strategy Fund®	1,413,180	189,065	1,602,245
PIMCO Credit Absolute Return Fund	82,406	11,025	93,431
PIMCO Diversified Income Fund	988,413	132,237	1,120,650
PIMCO RAE Fundamental PLUS EMG Fund	16,623	2,224	18,847
PIMCO Emerging Local Bond Fund	265,642	35,539	301,181
PIMCO Emerging Markets Bond Fund	734,533	98,271	832,804
PIMCO Emerging Markets Corporate Bond Fund	4,767	638	5,405
PIMCO Emerging Markets Currency Fund	94,000	12,576	106,576
PIMCO Emerging Markets Full Spectrum Bond Fund	2,869	384	3,253
PIMCO RAE Low Volatility PLUS EMG Fund	2,724	364	3,088
PIMCO Floating Income Fund	502,057	67,169	569,226
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	748,492	100,138	848,630
PIMCO Foreign Bond Fund (Unhedged)	253,218	33,877	287,095
PIMCO RAE Fundamental Advantage PLUS Fund	128,595	17,204	145,799
PIMCO RAE Fundamental PLUS Fund	4,019,287	537,728	4,557,015
PIMCO Global Advantage® Strategy Bond Fund	87,861	11,755	99,616
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	230,881	30,889	261,770
PIMCO Global Multi-Asset Fund	1,431,041	191,455	1,622,496
PIMCO GNMA Fund	871,469	116,591	988,060
PIMCO High Yield Fund	3,524,868	471,581	3,996,449
PIMCO High Yield Municipal Bond Fund	674,487	90,237	764,724
PIMCO High Yield Spectrum Fund	68,502	9,165	77,667
PIMCO Income Fund	50,701,103	6,783,141	57,484,244
PIMCO Inflation Response Multi-Asset Fund	16,991	2,273	19,264
PIMCO RAE Fundamental PLUS International Fund	15,990	2,139	18,129
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,848,217	247,267	2,095,484
PIMCO StocksPLUS® International Fund (Unhedged)	81,964	10,966	92,930
PIMCO RAE Low Volatility PLUS International Fund	3,345	447	3,792
PIMCO Investment Grade Corporate Bond Fund	4,637,135	620,388	5,257,523
PIMCO Long-Term U.S. Government Fund	256,903	34,370	291,273
PIMCO Low Duration Fund	3,045,458	407,442	3,452,900
PIMCO RAE Low Volatility PLUS Fund	38,832	5,195	44,027
PIMCO Mortgage Opportunities Fund	140,502	18,797	159,299
PIMCO Mortgage-Backed Securities Fund	93,124	12,459	105,583
PIMCO Multi-Strategy Alternative Fund	1,561	209	1,770
PIMCO Municipal Bond Fund	724,268	96,898	821,166

Fund	Sales Commissions and Compensation	Sales Materials and Other Expenses	Total
PIMCO National Intermediate Municipal Bond Fund	31,429	4,205	35,634
PIMCO New York Municipal Bond Fund	108,448	14,509	122,957
PIMCO Real Return Fund	6,146,991	822,387	6,969,378
PIMCO RealEstateRealReturn Strategy Fund	1,380,213	184,654	1,564,867
PIMCO RealPathTM 2020 Fund	26,915	3,601	30,516
PIMCO RealPathTM 2025 Fund	7,272	973	8,245
PIMCO RealPathTM 2030 Fund	23,838	3,189	27,027
PIMCO RealPathTM 2035 Fund	2,671	357	3,028
PIMCO RealPathTM 2040 Fund	12,539	1,677	14,216
PIMCO RealPathTM 2045 Fund	1,094	146	1,240
PIMCO RealPathTM 2050 Fund	5,688	761	6,449
PIMCO RealPathTM Income Fund	22,727	3,041	25,768
PIMCO Senior Floating Rate Fund	578,155	77,350	655,505
PIMCO Short Duration Municipal Income Fund	69,421	9,288	78,709
PIMCO Short-Term Fund	878,458	117,526	995,984
PIMCO StocksPLUS® Small Fund	1,376,378	184,141	1,560,519
PIMCO RAE Fundamental PLUS Small Fund	39,619	5,300	44,919
PIMCO StocksPLUS® Fund	959,457	128,363	1,087,820
PIMCO StocksPLUS® Absolute Return Fund	1,821,918	243,749	2,065,667
PIMCO StocksPLUS® Short Fund	162,307	21,714	184,021
PIMCO Total Return Fund	39,861,336	5,332,923	45,194,259
PIMCO Total Return Fund IV	23,273	3,114	26,387
PIMCO TRENDS Managed Futures Strategy Fund	60,565	8,103	68,668
PIMCO Unconstrained Bond Fund	4,064,638	543,795	4,608,433
PIMCO Unconstrained Tax Managed Bond Fund	81,335	10,881	92,216
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	378	51	429
PIMCO RAE Worldwide Long/Short PLUS Fund	253	34	287

Payments Pursuant to Class R Plan

For the fiscal years ended March 31, 2016, March 31, 2015, and March 31, 2014, the Trust paid the Distributor an aggregate of $13,047,180, $18,464,868 and $21,157,612, respectively, pursuant to the Distribution and Servicing Plan for Class R shares, of which the indicated amounts were attributable to the following operational Funds:

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO All Asset Fund	$ 447,466	$ 654,446	$ 719,789
PIMCO CommoditiesPLUS® Strategy Fund	6,594	8,422	3,531
PIMCO CommodityRealReturn Strategy Fund®	247,564	268,222	211,447
PIMCO Credit Absolute Return Fund	2,810	3,650	3,222
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	188,714	171,223	120,035
PIMCO Global Advantage® Strategy Bond Fund	21,420	28,335	29,677
PIMCO Global Multi-Asset Fund	45,704	59,914	88,659
PIMCO High Yield Fund	179,682	240,808	293,659
PIMCO Income Fund	751,450	409,532	240,683
PIMCO Inflation Response Multi-Asset Fund	1,814	1,638	334
PIMCO Low Duration Fund	490,830	657,583	666,908
PIMCO Real Return Fund	1,789,424	2,034,344	2,200,820
PIMCO RealPathTM 2020 Fund	5,172	10,767	10,616
PIMCO RealPathTM 2025 Fund	2,404	6,931	5,676
PIMCO RealPathTM 2030 Fund	5,668	12,150	11,603
PIMCO RealPathTM 2035 Fund	712	4,429	2,989

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO RealPathTM 2040 Fund	1,892	11,101	10,892
PIMCO RealPathTM 2045 Fund	334	2,524	2,359
PIMCO RealPathTM 2050 Fund	1,228	3,802	3,410
PIMCO RealPathTM 2055 Fund	0	12	N/A
PIMCO RealPathTM Income Fund	686	1,074	1,351
PIMCO Senior Floating Rate Fund	19,890	28,881	13,796
PIMCO Short-Term Fund	464,946	358,361	216,959
PIMCO StocksPLUS® Fund	71,740	58,444	44,840
PIMCO Total Return Fund	8,245,386	13,358,842	16,171,568
PIMCO Unconstrained Bond Fund	53,604	69,433	81,974(1)

(1) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $416 and the Fund’s net payment pursuant to the Class R plan was $81,558.

During the fiscal year ended March 31, 2016, the amounts collected pursuant to the Distribution and Servicing Plan for Class R shares were used as follows: sales commissions and other compensation to sales personnel, $11,507,613; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $1,539,567.

These totals, if allocated among: (i) sales commissions and compensation; and (ii) sales materials and other expenses for each operational Fund, were as follows:

Fund	Sales Commissions and Compensation	Sales Materials and Other Expenses	Total
PIMCO All Asset Fund	$ 394,665	$52,801	$447,466
PIMCO CommoditiesPLUS® Strategy Fund	5,816	778	6,594
PIMCO CommodityRealReturn Strategy Fund®	218,351	29,213	247,564
PIMCO Credit Absolute Return Fund	2,478	332	2,810
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	166,446	22,268	188,714
PIMCO Global Advantage® Strategy Bond Fund	18,892	2,528	21,420
PIMCO Global Multi-Asset Fund	40,311	5,393	45,704
PIMCO High Yield Fund	158,480	21,202	179,682
PIMCO Income Fund	662,779	88,671	751,450
PIMCO Inflation Response Multi-Asset Fund	1,600	214	1,814
PIMCO Low Duration Fund	432,912	57,918	490,830
PIMCO Real Return Fund	1,578,272	211,152	1,789,424
PIMCO RealPathTM 2020 Fund	4,562	610	5,172
PIMCO RealPathTM 2025 Fund	2,120	284	2,404
PIMCO RealPathTM 2030 Fund	4,999	669	5,668
PIMCO RealPathTM 2035 Fund	628	84	712
PIMCO RealPathTM 2040 Fund	1,669	223	1,892
PIMCO RealPathTM 2045 Fund	295	39	334
PIMCO RealPathTM 2050 Fund	1,083	145	1,228
PIMCO RealPathTM Income Fund	605	81	686
PIMCO Senior Floating Rate Fund	17,543	2,347	19,890
PIMCO Short-Term Fund	410,082	54,864	464,946
PIMCO StocksPLUS® Fund	63,275	8,465	71,740
PIMCO Total Return Fund	7,272,430	972,956	8,245,386
PIMCO Unconstrained Bond Fund	47,279	6,325	53,604

Distribution and Servicing Plan for Administrative Class Shares

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the 1940 Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, certain services in connection with the distribution and marketing of Administrative Class shares and/or certain shareholder services to a financial firm’s customers or participants in benefits plans that invest in Administrative Class shares of the Funds. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under the Administrative Class Plan (calculated as a percentage of each Fund’s average daily net assets attributable to Administrative Class shares):

Administrative Class	Distribution and/or Servicing Fee
PIMCO Government Money Market Fund	0.10%
PIMCO Money Market Fund	0.10%
PIMCO Treasury Money Market Fund	0.10%
All other Funds	0.25%

The fee payable pursuant to the Administrative Class Plan may be used by the Distributor to provide or procure services including, among other things, providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for Prospectuses and the Statement of Additional Information; preparing, printing and delivering Prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options. In addition, the fee payable pursuant to the Administrative Class Plan may be used by the Distributor to provide or procure administrative services for Administrative Class shareholders of the Funds including, among other things, receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

In accordance with Rule 12b-1 under the 1940 Act, the Administrative Class Plan may not be amended to increase materially the costs which Administrative Class shareholders may bear under the respective Administrative Class Plan without approval of a majority of the outstanding Administrative Class shares, as applicable, and by vote of a majority of both: (i) the Trustees of the Trust; and (ii) those Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Administrative Class Plan or any agreements related to it (the “Administrative Class Plan Trustees”), cast in person at a meeting called for the purpose of voting on the Administrative Class Plan and any related amendments. The Administrative Class Plan may not take effect until approved by a vote of a majority of both: (i) the Trustees of the Trust; and (ii) the Administrative Class Plan Trustees. The Administrative Class Plan shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the Administrative Class Plan Trustees. The Administrative Class Plan may be terminated at any time, without penalty, by vote of a majority of the Administrative Class Plan Trustees or by a vote of a majority of the outstanding Administrative Class shares of a Fund. Pursuant to the Administrative Class Plan, the Board of Trustees will be provided with quarterly reports of amounts expended under the Administrative Class Plan and the purpose for which such expenditures were made.

FINRA rules limit the amount of asset-based sales charges (“distribution fees”) that may be paid by mutual funds out of their assets as a percentage of total new gross sales. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency or sub-account services) are not subject to these limits on distribution fees. While the fees paid pursuant to the Administrative Class Plan will typically be treated as distribution fees for purposes of FINRA rules, some portion of the fees may qualify as “service fees” (or fees for ministerial, recordkeeping or administrative activities) and therefore will not be limited by FINRA rules which limit distribution fees as a percentage of total new gross sales. However, FINRA rules limit service fees to 0.25% of a Fund’s average annual net assets.

Payments Pursuant to the Administrative Class Plans

For the fiscal years ended March 31, 2016, March 31, 2015, and March 31, 2014, the Trust paid qualified service providers an aggregate amount of $31,920,539, $73,688,702 and $92,995,346, respectively, pursuant to the Administrative Services Plan and the Administrative Distribution Plan. Such payments were allocated among the Funds with operational Administrative Class shares listed below as follows:

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014
PIMCO All Asset Fund	$772,119	$1,146,300	$1,180,850
PIMCO CommoditiesPLUS® Strategy Fund	12,190	7,505	0
PIMCO CommodityRealReturn Strategy Fund®	487,760	628,204	850,840
PIMCO Diversified Income Fund	23,168	24,933	28,664
PIMCO RAE Fundamental PLUS EMG Fund	615	585	442
PIMCO Emerging Local Bond Fund	58,266	95,059	111,406
PIMCO Emerging Markets Bond Fund	16,790	25,482	52,839
PIMCO Emerging Markets Currency Fund	15,274	21,920	18,285
PIMCO Floating Income Fund	785	3,021	2,063
PIMCO Foreign Bond Fund (Unhedged)	44,439	43,632	44,811
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	130,577	76,598	43,879
PIMCO RAE Fundamental PLUS Fund	40,853	101,883	83,506
PIMCO Global Bond Fund (Unhedged)	318,465	420,106	511,879
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	16,238	10,833	9,542
PIMCO Global Multi-Asset Fund	206	198	6,513
PIMCO High Yield Fund	957,120	1,302,897	1,903,401
PIMCO Income Fund	585,121	452,335	338,614
PIMCO StocksPLUS® International Fund (Unhedged)	13,769	6,742	4,448
PIMCO Investment Grade Corporate Bond Fund	467,506	367,992	462,466
PIMCO Long-Term U.S. Government Fund	100,648	137,146	142,908
PIMCO Low Duration Fund	572,313	1,049,052	1,502,187
PIMCO Low Duration Fund II	24,794	47,910	67,661
PIMCO Low Duration Fund III	14,460	16,768	11,054
PIMCO Money Market Fund	0	0	101,577
PIMCO Mortgage-Backed Securities Fund	25,130	52,545	93,374
PIMCO Municipal Bond Fund	510	505	1,165
PIMCO Real Return Fund	1,661,067	2,479,023	3,471,391
PIMCO RealPathTM 2020 Fund	100,165	154,110	112,619
PIMCO RealPathTM 2025 Fund	116,525	142,589	101,483
PIMCO RealPathTM 2030 Fund	139,237	195,036	136,300
PIMCO RealPathTM 2035 Fund	108,014	137,624	84,834
PIMCO RealPathTM 2040 Fund	84,502	134,799	97,156
PIMCO RealPathTM 2045 Fund	34,137	45,784	18,047
PIMCO RealPathTM 2050 Fund	95,017	91,739	52,156
PIMCO RealPathTM 2055 Fund	0	6	N/A
PIMCO RealPathTM Income Fund	98,631	93,101	71,053
PIMCO Short Asset Investment Fund	822	1,491	1,043
PIMCO Short Duration Municipal Income Fund	15	5	2(1)
PIMCO Short-Term Fund	4,154,938	4,724,242	6,351,514
PIMCO StocksPLUS® Fund	13,400	13,727	14,459
PIMCO StocksPLUS® Small Fund	6,397	632	0
PIMCO Total Return Fund	20,386,152	59,043,555	74,395,003
PIMCO Total Return Fund II	41,896	116,128	147,589
PIMCO Total Return Fund III	164,082	270,299	291,684
PIMCO TRENDS Managed Futures Strategy Fund	86	100	6
PIMCO Unconstrained Bond Fund	4,925	5,193	1,636
(1) For the fiscal year ended March 31, 2014, the Distributor or its affiliates waived or reimbursed $1 and the Fund’s net payment pursuant to the Administrative Class Plans was $1.

The remaining Funds did not make payments under the Administrative Class Plans.

Distribution and Servicing Plan for Class D Shares

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the 1940 Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, certain services in connection with the distribution and marketing of Class D shares and/or certain shareholder services to a financial firm’s customers that invest in Class D shares of the Funds. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under the Class D Plan (calculated as a percentage of each Fund’s average daily net assets attributable to Class D shares):

Class D	Distribution and/or Servicing Fee
PIMCO Government Money Market Fund	0.10%
PIMCO Money Market Fund	0.10%
PIMCO Treasury Money Market Fund	0.10%
All other Funds	0.25%

The fee payable pursuant to the Class D Plan may be used by the Distributor to provide or procure services including, among other things, facilities for placing orders directly for the purchase of a Fund’s shares and tendering a Fund’s Class D shares for redemption; advertising with respect to a Fund’s Class D shares; providing information about a Fund; providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for Prospectuses and statements of additional information; preparing, printing and delivering Prospectuses and shareholder reports to prospective shareholders; assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and shareholder services provided by a financial services firm such as a broker-dealer or registered investment advisor (a “Service Organization”) that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the respective Class D Plan without approval of a majority of the outstanding Class D shares, as applicable, and by vote of a majority of both: (i) the Trustees of the Trust; and (ii) those Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Class D Plan or any agreements related to it (the “Class D Plan Trustees”), cast in person at a meeting called for the purpose of voting on the Class D Plan and any related amendments. The Class D Plan may not take effect until approved by a vote of a majority of both: (i) the Trustees of the Trust; and (ii) the Class D Plan Trustees. The Class D Plan shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the Class D Plan Trustees. The Class D Plan may be terminated at any time, without penalty, by vote of a majority of the Class D Plan Trustees or by a vote of a majority of the outstanding Class D shares of a Fund. Pursuant to the Class D Plan, the Board of Trustees will be provided with quarterly reports of amounts expended under the Class D Plan and the purpose for which such expenditures were made.

FINRA rules limit the amount of distribution fees that may be paid by mutual funds out of their assets as a percentage of total new gross sales. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency or sub-account services), are not subject to these limits on distribution fees. While the fees paid pursuant to the Class D Plan will typically be treated as distribution fees for purposes of FINRA rules, some portion of the fees may qualify as “service fees” (or fees for ministerial, recordkeeping or administrative activities) and therefore will not be limited by FINRA rules which limit distribution fees as a percentage of total new gross sales. However, FINRA rules limit service fees to 0.25% of a Fund’s average annual net assets.

Payments Pursuant to Class D Plan

For the fiscal year ended March 31, 2016, March 31, 2015, and March 31, 2014, the Trust paid $58,590,312, $74,854,752 and $92,764,402, respectively, pursuant to the Class D Plan, of which the indicated amounts were attributable to the following operational Funds:

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014

PIMCO All Asset Fund	$1,235,214	$ 1,963,540	$ 2,418,200
PIMCO All Asset All Authority Fund	1,188,229	2,720,092	3,930,404
PIMCO California Intermediate Municipal Bond Fund	6,749	9,450	12,292
PIMCO California Municipal Bond Fund	1,270	1,164	823
PIMCO California Short Duration Municipal Income Fund	8,668	15,243	19,668
PIMCO CommoditiesPLUS® Strategy Fund	490,132	730,202	177,315
PIMCO CommodityRealReturn Strategy Fund®	852,714	1,443,787	2,025,003
PIMCO Credit Absolute Return Fund	28,762	57,697	74,559
PIMCO Diversified Income Fund	132,888	161,598	319,161
PIMCO RAE Fundamental PLUS EMG Fund	9,664	11,597	1,565
PIMCO Emerging Local Bond Fund	96,223	507,747	1,900,374

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014

PIMCO Emerging Markets Bond Fund	401,582	627,994	927,830
PIMCO Emerging Markets Corporate Bond Fund	498	1,324	2,740
PIMCO Emerging Markets Currency Fund	54,844	135,909	239,431
PIMCO Emerging Markets Full Spectrum Bond Fund	5,882	11,943	25,020
PIMCO RAE Low Volatility PLUS EMG Fund	1,632	1,173	8
PIMCO Floating Income Fund	46,186	75,867	89,961
PIMCO Foreign Bond Fund (Unhedged)	912,763	1,383,185	1,563,575
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2,640,096	1,684,347	1,109,956
PIMCO RAE Fundamental Advantage PLUS Fund	90,035	149,821	126,400
PIMCO RAE Fundamental PLUS Fund	1,065,165	1,754,719	1,378,208
PIMCO Global Advantage® Strategy Bond Fund	21,402	66,337	116,900
PIMCO Global Bond Fund (Unhedged)	49,383	78,877	113,951
PIMCO Global Multi-Asset Fund	79,177	101,234	300,952
PIMCO GNMA Fund	253,996	282,645	393,517
PIMCO High Yield Fund	965,798	1,337,955	1,660,778
PIMCO High Yield Municipal Bond Fund	75,241	59,757	55,470
PIMCO High Yield Spectrum Fund	105,309	115,162	120,017
PIMCO Income Fund	20,773,864	16,219,631	11,655,125
PIMCO Inflation Response Multi-Asset Fund	23,845	44,987	87,284
PIMCO RAE Fundamental PLUS International Fund	18,854	27,703	2
PIMCO Long Duration Total Return Fund	13,647	3,420	0
PIMCO Long-Term Credit Fund	4,085	538	0
PIMCO StocksPLUS® International Fund (Unhedged)	70,513	88,698	61,036
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,142,915	474,215	389,923
PIMCO RAE Low Volatility PLUS International Fund	793	3,706	8
PIMCO Investment Grade Corporate Bond Fund	1,287,583	1,141,599	1,657,171
PIMCO Low Duration Fund	2,415,000	3,615,977	4,746,736
PIMCO RAE Low Volatility PLUS Fund	4,015	7,359	7
PIMCO Mortgage Opportunities Fund	132,563	91,021	89,146
PIMCO Mortgage-Backed Securities Fund	108,162	121,527	163,322
PIMCO Multi-Strategy Alternative Fund	635	21	N/A
PIMCO Municipal Bond Fund	33,204	38,805	30,192
PIMCO National Intermediate Municipal Bond Fund	6,483	3,012	1,672
PIMCO New York Municipal Bond Fund	31,966	33,005	41,103
PIMCO Real Return Fund	2,628,243	3,230,421	4,477,478
PIMCO Real Return Limited Duration Fund	19	0	0
PIMCO RealEstateRealReturn Strategy Fund	495,422	608,091	716,395
PIMCO RealPathTM 2020 Fund	6,301	8,058	8,297
PIMCO RealPathTM 2025 Fund	2,223	6,279	5,140
PIMCO RealPathTM 2030 Fund	4,711	7,613	7,770
PIMCO RealPathTM 2035 Fund	1,886	3,471	2,269
PIMCO RealPathTM 2040 Fund	4,549	5,594	6,108
PIMCO RealPathTM 2045 Fund	1,408	1,838	996
PIMCO RealPathTM 2050 Fund	2,741	4,419	7,874
PIMCO RealPathTM 2055 Fund	0	6	N/A
PIMCO RealPathTM Income Fund	5,120	6,417	6,096
PIMCO Senior Floating Rate Fund	42,421	67,707	91,482
PIMCO Short Asset Investment Fund	11,366	14,162	26,512
PIMCO Short Duration Municipal Income Fund	6,350	30,010	32,351
PIMCO Short-Term Fund	1,011,036	1,224,563	1,283,821
PIMCO StocksPLUS® Small Fund	704,090	912,438	882,046
PIMCO RAE Fundamental PLUS Small Fund	14,422	12,855	52
PIMCO StocksPLUS® Fund	81,432	73,512	55,692
PIMCO StocksPLUS® Absolute Return Fund	654,503	787,914	818,610
PIMCO StocksPLUS® Short Fund	99,623	122,699	156,384
PIMCO Total Return Fund	15,154,240	28,183,397	42,329,466
PIMCO TRENDS Managed Futures Strategy Fund	183,243	76,347	93
PIMCO Unconstrained Bond Fund	512,983	1,987,060	3,675,235
PIMCO Unconstrained Tax Managed Bond Fund	51,544	66,501	76,772(1)
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	120	441	222
PIMCO RAE Worldwide Long/Short PLUS Fund	216	90	N/A

(1) For the fiscal year ended March 31, 2014, the Distributor waived or reimbursed $506 and the Fund’s net payment pursuant to the Class D plan was $76,266.

Additional Payments to Financial Firms

The Distributor, PIMCO and their affiliates may from time to time make payments and provide other incentives to financial firms as compensation for services such as providing the Funds with “shelf space” or a higher profile for the financial firms’ financial advisors and their customers, placing the Funds on the financial firms’ preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the financial firms’ financial advisors (including through the firms’ intranet websites) in order to promote the Funds, promotions in communications with financial firms’ customers such as in the firms’ internet websites or in customer newsletters, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds and/or other funds sponsored by the Distributor, PIMCO and their affiliates together or a particular class of shares, during a specified period of time. The Distributor, PIMCO and their affiliates also may make payments to one or more financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor, PIMCO and their affiliates.

The additional payments described above are made from the Distributor’s or PIMCO’s (or their affiliates’) own assets (and sometimes, therefore referred to as “revenue sharing”) pursuant to agreements with broker-dealers or other financial firms and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments may be made to financial firms (as selected by the Distributor) that have sold significant amounts of shares of the Funds. With respect to Class A, C and D shares, the level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of: (a) 0.10% of such year’s sales of Class A, C and D shares of the Funds and PIMCO Equity Series by such financial firm; and (b) 0.03% of the assets attributable to that financial firm invested in Class A, C and D shares of the Funds and PIMCO Equity Series. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formula, the Distributor, PIMCO or their affiliates may make payments of an agreed upon amount which generally will not exceed the amount that would have been payable pursuant to the formula. With respect to Class M shares, the level of payments made to a financial firm in any future year will vary.

As of July 29, 2016, the Distributor and PIMCO anticipate that the firms that will receive the additional payments for marketing support, shelf space or other services as described above include:

Ameriprise Financial Services, Inc.

AXA Advisors, LLC

Cetera Financial Group, Inc. on behalf of its affiliated broker-dealers

Citigroup Global Markets Inc.

Citizens Securities, Inc.

Commonwealth Financial Network

Cuna Brokerage Services

FSC Securities

Voya Financial Advisors

INVEST Financial Corporation

Investacorp, Inc.

Investment Centers of America

Janney Montgomery Scott LLC

J.P. Morgan Securities LLC

KMS Financial Services Inc.

Lincoln Financial Advisors Corp

Lincoln Financial Securities Corp

LPL Financial

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Morgan Stanley Smith Barney LLC

National Planning Corporation

NFP Advisor Services LLC

Northwestern Mutual Investment Services, LLC

PNC Investments

Questar Capital

Raymond James & Associates

Raymond James Financial Services, Inc.

RBC Capital Markets, LLC

Robert W. Baird & Co.

Royal Alliance Associates

SagePoint Financial, Inc.

Securities America, Inc.

Securities Service Network, Inc.

SII Investments, Inc.

Stifel, Nicolaus & Company, Inc.

SunTrust Investment Services

Triad Advisors, Inc.

UBS Financial Services

US Bancorp Investments, Inc.

Wells Fargo Advisers LLP

The Distributor expects that additional firms may be added to this list from time to time.

In addition to revenue sharing payments, the Distributor may also make payments to financial firms in connection with certain transaction fees (also referred to as “ticket charges”) incurred by the financial firms.

In addition to the payments described above, the Distributor and/or PIMCO may make payments in connection with or reimburse financial firms’ sponsorship and/or attendance at conferences, seminars or informational meetings (“event support”), provide financial firms or their personnel with occasional tickets to events or other entertainment, meals and small gifts (“other non-cash compensation”), and make charitable contributions to valid charitable organizations at the request of financial firms (“charitable contributions”) to the extent permitted by applicable law, rules and regulations.

In addition, wholesale representatives of the Distributor and employees of PIMCO or their affiliates visit financial firms on a regular basis to educate financial advisors and other personnel about the Funds and to encourage the sale or recommendation of Fund shares to their clients. The Distributor and/or PIMCO may also provide (or compensate consultants or other third parties to provide) other relevant training and education to a financial firm’s financial advisors and other personnel. Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, neither the Fund nor PIMCO will consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

The Distributor also may pay financial firms or their affiliated companies for certain services including technology, operations, tax, or audit consulting services, may pay or reimburse financial firms for certain technology enhancements relevant to selling or servicing the Funds and may pay such firms for the Distributor’s attendance at investment forums sponsored by such firms or for various studies, surveys, industry data, research and access to information about, and contact information for, particular financial advisors who have sold, or may in the future sell, shares of the Funds (i.e., “leads”). Subject to applicable law, PIMCO and its affiliates may also provide investment advisory services to financial firms and their affiliates and may execute brokerage transactions on behalf of the Funds with such financial firms’ affiliates. These consultants or their affiliates may, in the ordinary course of their financial firm business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored or distributed by the Distributor.

In addition to the payments, reimbursements and incentives described above, further amounts may be paid to financial firms for providing services with respect to shareholders holding Fund shares in nominee or street name, including, but not limited to, the following services: providing explanations and answering inquiries regarding the Funds and their accounts; providing recordkeeping and other administrative services, including preparing record date shareholder lists for proxy solicitation; maintaining records of and facilitating shareholder purchases and redemptions; processing and mailing transaction confirmations, periodic statements, prospectuses, shareholder reports, shareholder notices and other Securities and Exchange Commission-required communications to shareholders; providing periodic statements to certain benefit plans and participants in such plans of the Funds held for the benefit of each participant in the plan; processing, collecting and posting distributions to their accounts; issuing and mailing dividend checks to shareholders who have selected cash distributions; assisting in the establishment and maintenance of shareholder accounts; providing account designations and other information; capturing and processing tax data; establishing and maintaining automatic withdrawals and automated investment plans and shareholder account registrations; providing sub-accounting services; providing recordkeeping services related to purchase and redemption transactions, including providing such information as may be necessary to assure compliance with applicable blue sky requirements; and performing similar administrative services as requested by the Distributor, PIMCO or their affiliates to the extent that the firm is permitted by applicable statute, rule or regulation to provide such information or services. The actual services provided, and the payments made for such services, vary from firm to firm.

For these services, PIMCO, the Distributor or their affiliates, may pay: (i) an annual fee of up to 0.25% per annum (up to 0.10% per annum with respect to Class P shares) of the value of the assets in the relevant accounts; or (ii) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account, for networking fees for NSCC-networked accounts and from $14 to $19 for services to omnibus accounts (but in no event more than the amounts described in (i) above). These payments are made out of PIMCO’s and the Distributor’s own resources. In PIMCO’s case, such resources may include the supervisory and administrative fees paid to PIMCO under the Funds’ supervision and administration agreement. In addition, PIMCO, the Distributor or their affiliates may pay financial firms a flat fee to cover certain set-up costs by Fund or share class. These payments, taken together in the aggregate, may be material to financial firms relative to other compensation paid by a Fund and/or PIMCO, the Distributor and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees; (ii) marketing support, revenue sharing or “shelf space” fees; and (iii) event support, other non-cash compensation and charitable contributions disclosed above and paid to or at the request of such financial firms or their personnel. The additional servicing payments and set-up fees described above may differ depending on the Fund and share class and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts.

If investment advisers, distributors or affiliated persons of mutual funds make payments and provide other incentives in differing amounts, financial firms and their financial advisors may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial advisors also may have a financial incentive for recommending a particular share class over other share classes. Because financial firms and plan recordkeepers may be paid varying amounts per class for sub-accounting and related recordkeeping services, the service requirements of which also may vary by class, this may create an additional incentive for financial firms and their financial advisors to favor one fund complex over another or one fund class over another. You should review carefully any disclosure by the financial firm or plan recordkeepers as to its compensation.

In certain circumstances, the Distributor or its affiliates may pay or reimburse financial firms for distribution and/or shareholder services out of the Distributor’s or its affiliates’ own assets when the Distributor does not receive associated distribution and/or service (12b-1) fees from the applicable Funds. These payments and reimbursements may be made from profits received by the Distributor or its affiliates from other fees paid by the Funds. Such activities by the Distributor or its affiliates may provide incentives to financial firms to purchase or market shares of the Funds. Additionally, these activities may give the Distributor or its affiliates additional access to sales representatives of such financial firms, which may increase sales of Fund shares. The payments described in this paragraph may be significant to payors and payees.

Purchases, Exchanges and Redemptions

Purchases, exchanges and redemptions of all Fund shares are discussed under the “Purchases, Redemptions and Exchanges” section of the Prospectuses, and that information is incorporated herein by reference.

Certain managed account clients of PIMCO may purchase Fund shares. To avoid the imposition of duplicative fees, PIMCO may be required to make adjustments in the management fees charged separately by PIMCO to these clients to offset the management fees and expenses paid indirectly through a client’s investment in the Fund.

Certain clients of PIMCO whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

Generally, the minimum initial investment for shares of Class A, Class C and Class D is $1,000 per Fund. For information on specific account types for Class A and Class C shares see below. The minimum initial investment for shares of the Institutional Class, Class M, Class P and Administrative Class is $1 million per account, except that the minimum investment may be modified for certain financial firms that submit orders on behalf of their customers. A Fund or the Distributor may lower or waive the minimum initial investment for certain categories of investors at their discretion. In addition, the minimum initial investment may be modified for the Trustees and certain employees and their extended family members of PIMCO and its affiliates. (See “Sales at Net Asset Value” below for the definition of extended family members.) To obtain more information about exceptions to the minimum initial investment for all share classes please call 888.87.PIMCO.

One or more classes of shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

As described in the Prospectuses under the caption “Exchanging Shares,” a shareholder may exchange shares of any Fund for shares of the same class of any other Fund of the Trust or any series of PIMCO Equity Series that is available for investment, each on the basis of their respective net asset values. A shareholder may also exchange Class M shares of any Fund for Institutional Class shares of any other Fund of the Trust or any series of PIMCO Equity Series that is available for investment. This exchange privilege may in the future be extended to cover any “interval” funds that may be established and managed by the Adviser and its affiliates. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder’s investment in the first Fund as described in the applicable Prospectus.

Shares of one class of a Fund may be exchanged, at a shareholder’s option, directly for shares of another class of the same Fund (an “intra-fund exchange”), subject to the terms and conditions described below and to such other fees and charges as set forth in the applicable Prospectus(es) (including the imposition or waiver of any sales charge (load) or contingent deferred sales charge (“CDSC”)), provided that the shareholder for whom the intra-fund exchange is being requested meets the eligibility requirements of the class into which such shareholder seeks to exchange. Additional information regarding the eligibility requirements of different share classes, including investment minimums and intended distribution channels, is provided under “Distribution of Trust Shares” above, and/or in the applicable Prospectus(es). Shares of a Fund will be exchanged for shares of a different class of the same Fund on the basis of their respective NAVs, and no redemption fee will apply to intra-fund exchanges. Ongoing fees and expenses incurred by a given share class will differ from those of other share classes, and a shareholder receiving new shares in an intra-fund exchange may be subject to higher or lower total expenses following such exchange. In addition to changes in ongoing fees and expenses, a shareholder receiving new shares in an intra-fund exchange may be required to pay an initial sales charge (load) or CDSC. Generally, intra-fund exchanges into Class A shares will be subject to a Class A sales charge unless otherwise noted below, and intra-fund exchanges out of Class A or Class C shares will be subject to the standard schedule of CDSCs for the share class out of which the shareholder is exchanging, unless otherwise noted below. If Class C shares are exchanged for Class A shares, a shareholder will be responsible for paying any Class C CDSCs and any applicable Class A sales charge. If Class P shares are exchanged for Class A shares, a Class A sales charge will not apply. If Class A shares were purchased at NAV and no commission was paid and then exchanged for Institutional Class shares, a CDSC will not apply. With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of one class of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes upon such an intra-fund exchange, provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. If an intra-fund exchange incurs a CDSC or sales charge, Fund shares may be redeemed to pay such charge, and that redemption will be taxable. Shareholders should consult their tax advisors as to the federal, state, local and non-U.S. tax consequences of an intra-fund exchange.

For each Fund (except for PIMCO Government Money Market and PIMCO Treasury Money Market Funds), orders for exchanges accepted prior to the close of regular trading on the NYSE on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the NYSE on any business day will be executed at the respective net asset values determined at the close of the next business day.

For the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, orders for exchanges accepted prior to 5:30 p.m., Eastern time, (or an earlier cut-off time if the Fund closes early (the “cut-off time”)) on any day that the PIMCO Government Money Market and PIMCO Treasury Money Market Funds are open for business will be executed at the respective net asset values determined as of 5:30 p.m., Eastern time. Orders for exchanges received after the cut-off time on any day that the PIMCO Government Money Market and PIMCO Treasury Money Market Funds are open for business will be executed at the respective net asset values determined as of 5:30 p.m., Eastern time, the next day the PIMCO Government Money Market and PIMCO Treasury Money Market Funds are open for business. Requests to exchange shares of the PIMCO Government Money Market and PIMCO Treasury Money Market Funds for shares of other Funds of the Trust or any series of PIMCO Equity Series received after 4:00 p.m., Eastern time, will be effected at the next day’s net asset value for those funds.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12-month period or in any calendar quarter. The Trust reserves the right to modify or discontinue the exchange privilege at any time.

The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

The Trust is committed to paying in cash all requests for redemptions by any shareholder of record and certain beneficial owners of shares of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000; or (ii) 1% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may, in unusual circumstances, redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held in the Funds’ portfolios.

The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund. Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value; (3) the redemption-in-kind is consistent with the Fund’s Prospectus and Statement of Additional Information; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

The Trust’s Declaration of Trust authorizes the Trust to redeem shares under certain circumstances as may be specified by the Board of Trustees, including small accounts.

In addition to the other methods and notwithstanding any limitations described herein and in each Fund’s prospectus, shareholders with eligible Fund direct accounts may purchase, redeem (sell) and exchange Class A, and Class C shares by accessing their accounts online via pimco.com/MyAccountAccess. Shareholders with eligible Fund direct accounts in the Institutional Class may purchase, redeem (sell) and exchange shares by accessing their accounts via pimco.com/InstitutionalAccountAccess. Accordingly, an investor must first establish a Fund direct account by completing and mailing the appropriate account application. Online redemptions are not available for all Fund direct accounts because in certain cases, a signature guarantee may be required.

If a shareholder elects to use Account Access to effect a transaction in a PIMCO Fund or Fund within the PIMCO Equity Series direct account, the shareholder will be required to establish and use a user ID and password. Shareholders are responsible for keeping their user ID and password private. The Funds will not be liable for relying on any instructions submitted online via Account Access. Submitting transactions online may be difficult (or impossible) during drastic economic or market changes or during other times when communications may be under unusual stress.

The Transfer Agent, on behalf of the Trust, will receive and process instructions to purchase, exchange or redeem Class A, Class C and Institutional Class shares in the Funds presented for processing in accordance with the terms of the applicable prospectus after shareholders have entered their instructions and transmitted their orders online through Account Access. By submitting transaction instructions online through Account Access the Transfer Agent and such other agents as the Trust designates is/are permitted to act on the orders received online via Account Access on behalf of the shareholder. Once an order has been submitted it will not be canceled if it has been received (in good order) and it has been acknowledged online. The online acknowledgement of receipt of an order does not constitute final acceptance of an order. Shareholders will receive a confirmation of their order and/or an account statement at their address of record by mail, which contains information regarding accepted orders. Shareholders are responsible for reviewing any confirmation and/or statement for accuracy and for contacting the Transfer Agent immediately in the event of any error or inaccuracy. Shareholders should contact the Transfer Agent if they believe someone has unauthorized access to their account(s) or password.

How to Buy Shares—Class A, Class C and Class R Shares.

Purchases through Financial Firms. Class A, Class C and Class R shares of each Fund are offered through various financial firms including broker-dealers, banks, trust companies and certain other firms.

Direct Purchases. Class A or Class C shares may be purchased directly by mail by obtaining an application form online at pimco.com or by calling 888.87.PIMCO. Send completed applications along with a check payable to PIMCO Family of Funds to:

Regular Mail: PIMCO Funds P.O. Box 55060 Boston, MA 02205-5060	Overnight Delivery: PIMCO Funds c/o Boston Financial Data Services, Inc. 30 Dan Road Canton, MA 02021-2809

All shareholders who establish accounts by mail will receive individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases resulting from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See “Fund Distributions” in the applicable Fund’s Prospectus. Information regarding direct investment or any other features or plans offered by the Trust may be obtained by calling 888.87.PIMCO or by calling your financial firm representative.

Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

The Trust reserves the right to require payment by wire. The Trust generally does not accept payments made by cash, money order, temporary/starter checks, third party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank. Investors may also elect to purchase additional shares over the phone provided that you have linked a bank account to your direct account. For more information please call 888.87.PIMCO.

Subsequent Purchases of Shares—Class A and Class C Shares. The minimum subsequent purchase in any Fund is $50. Subsequent purchases of Class A or Class C shares can be made as indicated above by mailing a check with a letter of instruction describing the investment (i.e., account number, name of fund, share class, number of shares, or investment amounts in dollars) or utilizing the “Invest by Mail” portion of a confirmation statement. Additionally, subsequent purchases can be made through the Automatic Investment Plan, the Automatic Exchange Plan, and the Automated Clearing House (ACH) privilege referred to below. Shareholders with eligible Fund direct accounts can also make subsequent purchases by accessing their accounts online via pimco.com/MyAccountAccess. All checks should be made payable to PIMCO Family of Funds and should clearly indicate the shareholder’s account number. Checks should be mailed to one of the addresses under “Direct Purchases” above.

Purchasing Class R Shares. Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans (collectively “specified benefit plans”) and other accounts whereby the plan or the plan’s financial firm has an agreement with the Distributor or the Administrator to utilize Class R shares in certain investment products or programs (each such plan or account, a “Class R Eligible Plan”). Additionally, Class R shares are generally available only to Class R Eligible Plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial firm level). Class R shares are not available to retail accounts, non-Class R Eligible Plans, traditional and Roth IRAs (except through certain omnibus accounts), SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, or Coverdell Education Savings Accounts. Plan participants may not directly purchase Class R shares through the Distributor. There is no minimum initial or additional investment in Class R shares because Class R shares may only be purchased through omnibus accounts. For more information please call 888.87.PIMCO.

How to Buy Shares— Institutional Class, Class M, Class P, Class D and Administrative Class Shares.

Purchases through Financial Firms. Institutional Class, Class M, Class P, Class D and Administrative Class shares of each Fund are offered through various financial firms including broker-dealers, banks, trust companies and certain other financial firms.

Direct Purchases. Institutional Class and Class M Shares may be purchased directly by obtaining an application online at pimco.com or by calling 888.87.PIMCO and making payment by wire of federal funds, except as described below. Completed applications may be sent using the following methods:

Facsimile:

816.421.2861

Regular Mail and Overnight Delivery:

PIMCO Funds

c/o BFDS Midwest

330 W. 9th Street

Kansas City, MO 64105

Email:

piprocess@bfdsmidwest.com

Purchase amounts should be sent via wire as follows:

PIMCO Funds c/o State Street Bank & Trust Co.

One Lincoln Street, Boston, MA 02111

ABA: 011000028

DDA: 9905-7432

ACCT: Investor PIMCO Account Number

FFC: Name of Investor and Name of Fund(s)

Before wiring federal funds, the investor must provide purchase instructions to the Transfer Agent. In order to receive the current day’s price, purchase instructions must be received in good order prior to market close. Purchase instructions must include the name and signature of authorized person on the account, account name, account number, name of Fund and share class, and amount being wired. Wires received without purchase instructions will result in a processing delay or a return of wire. Failure to send the accompanying wire on the same day may result in the cancellation of the purchase order.

Eligible investors may also purchase additional shares of the Institutional Class online. For more information please call 888.87.PIMCO.

Investors may also purchase Institutional Class, Class M and Administrative Class shares with proceeds derived from an advisory account managed by PIMCO or one of its affiliates. For more information please call 888.87.PIMCO.

Unavailable or Restricted Funds. Certain Funds and/or share classes are not currently offered to the public as of the date of this Statement of Additional Information. Please see the applicable Prospectuses for details.

Additional Information about Purchases. Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order plus a sales charge (if applicable), which may be imposed either: (i) at the time of the purchase in the case of Class A shares (the “initial sales charge alternative”); or (ii) by the deduction of an ongoing asset-based sales charge in the case of Class C and Class R shares (the “asset-based sales charge alternative”). In certain circumstances, Class A and Class C shares are also subject to a CDSC. See “Alternative Purchase Arrangements.” Purchase payments for Class C and R shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

All purchase orders (except purchase orders for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, which are discussed below) received by the Trust or its designee prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on a regular business day are processed at that day’s offering price. However, orders received by the Trust or its designee after the offering price is determined that day from financial firms or certain retirement plans will receive such offering price if the orders were received by the financial firm or retirement plan from its customer or participant prior to such offering price determination and were transmitted to and received by the Trust or its designee prior to such time as agreed upon by the Distributor or Administrator in accordance with an agreement or as allowed by applicable law. Purchase orders will be accepted only on days on which a Fund is open for business. If a purchase order is received on a day when a Fund is not open for business, it will be processed on the next succeeding day the Fund is open for business (according to the succeeding day’s net asset value). The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, the Trust reserves the right to treat such day as a Business Day and accept purchase and redemption orders and calculate a Fund’s NAV, in accordance with applicable law. Each Fund reserves the right to close if the primary trading markets of a Fund’s portfolio instruments are closed and the Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. On any business day when the Securities Industry and Financial Markets Association recommends that the securities markets close trading early, each Fund may close trading early.

Purchase orders for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds received by the Trust or its designee prior to 5:30 p.m., Eastern time (or an earlier time if a Fund closes early) on a day such Fund is open for business, will be processed at that day’s net asset value plus any applicable sales charge. Orders received after 5:30 p.m., Eastern time, will be effected at the net asset value determined on the next day that the Fund is open for business. However, orders received by the Trust or its designee after 5:30 p.m., Eastern time, will be processed at that day’s net asset value if the orders were received by a financial firm from its customer prior to 5:30 p.m., Eastern time and were transmitted to and received by the Trust or its designee prior to such time as agreed upon by the Distributor or Administrator in accordance with an agreement or as allowed by applicable law.

Broker-dealers and other financial firms are obligated to transmit purchase orders promptly. The Trust and the Distributor each reserves the right, in its sole discretion, to accept or reject any order for purchase of Fund shares. The sale of shares may be suspended on any day on which the NYSE is closed and, if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

Specified Benefit Plans and Other Retirement Accounts. The Funds make available services and documents for Individual Retirement Accounts (“IRAs”), including Roth IRAs, for which State Street Bank and Trust Company serves as trustee. The Funds make available services and prototype documents for Simplified Employee Pension Plans (“SEP”). In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with State Street Bank and Trust Company as custodian.

For purposes of this section, a “Plan Investor” means any specified benefit plan (as defined above in the section entitled “Distribution and Multi-Class Plan”) investing in Class A, Class C or Class R shares. The term “Plan Investor” does not include an IRA, Roth IRA, SEP IRA, SIMPLE IRA, SAR-SEP IRA, 403(b)(7) custodial account, or Coverdell Education Savings Account.

The minimum initial investment for all Plan Investors, IRAs, Roth IRAs, SEP IRAs, SIMPLE IRAs, SAR-SEP IRAs and 403(b)(7) custodial accounts are set forth in the table below. For Plan Investors invested in a Fund through omnibus account arrangements, there is no minimum initial investment per plan participant. Instead, there is a minimum initial investment per plan, which is agreed upon by the Distributor and the financial firm maintaining the omnibus account. However, any Plan Investor that has existing positions in the Funds and that does not already maintain an omnibus account with a Fund and would like to invest in such Fund is subject to the minimum initial investment set forth in the table below.

Automatic Investment Plan. The Automatic Investment Plan provides for periodic investments into a direct account with the Funds by means of automatic transfers of a designated amount from the shareholder’s bank account. The minimum required in order to establish an Automatic Investment Plan is $250 per Fund. Subsequent investments in a direct account associated with an Automatic Investment Plan are subject to a minimum of $50 per Fund. Further information regarding the Automatic Investment Plan is available from the Funds and similar plans may be available from financial firms. You may enroll your direct account online or by completing the appropriate section on the account application, or you may obtain the appropriate Account Options Form by calling 888.87.PIMCO or your financial advisor or by visiting pimco.com. The use of the appropriate form may be limited for certain Funds and/or share classes at the discretion of the Funds.

Automatic Exchange Plan. Further information regarding the Automatic Exchange Plan is available by calling PIMCO Funds at 888.87.PIMCO or your financial advisor. You may enroll your direct account online or by completing the Account Options Form, which may be obtained by telephone request or by visiting pimco.com. The use of the appropriate form may be limited for certain Funds and/or other share classes at the option of the Funds, and as set forth in the Prospectus. For more information on exchanges, see “Exchange Privilege.”

Automated Clearing House (ACH) Privileges. The ACH network allows electronic transfer from a checking or savings account into a direct account with the Funds. The ACH privilege may be used for initial purchases, subsequent purchases, and for redemptions and other transactions described under “How to Redeem.” Purchase transactions are effected by electronic funds transfers from the investor’s account at a U.S. bank or other financial institution that is an ACH member. To initiate such purchases, please call 888.87.PIMCO. All calls will be recorded. For Class A and Class C shares the minimum initial investment by ACH is $1,000 per Fund and the subsequent investment by ACH is $50 per Fund. Purchases of Fund shares by ACH are subject to a limit of $100,000 per Fund per day. The Funds reserve the right to waive such limit in their sole discretion.

ACH privileges must be requested on the account application, or may be established on an existing account by completing an Account Options form, which is available by calling 888.87.PIMCO or by visiting pimco.com. Validated signatures from all shareholders of record for the account are required. See “Signature Validation” below. To add this privilege to an account holding Institutional shares please call 888.87.PIMCO. Such privileges apply to each shareholder of record for the Fund account unless and until the Funds receive written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Account Options form. If telephone privileges are elected, the Fund and its agents may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Funds reserve the right to amend, suspend or discontinue the ACH privileges at any time without prior notice. The ACH privilege does not apply to shares held in broker “street name” accounts or in other omnibus accounts.

Signature Validation. When a signature validation is called for, a Medallion signature guarantee or Signature Validation Program (“SVP”) stamp will be required. A Medallion signature guarantee is intended to provide signature validation for transactions considered financial in nature, and an SVP stamp is intended to provide signature validation for transactions non-financial in nature. A Medallion signature guarantee or SVP stamp may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program or Signature Validation Program recognized by the Securities Transfer Association. Shareholders should contact the Transfer Agent for additional details regarding the Funds’ signature guarantee requirements.

Account Registration and Privilege Changes. Changes in registration or account privileges may be made in writing via letter of instruction or via the Account Options form which can be obtained online at pimco.com or by calling 888.87.PIMCO. Signature validation may be required. See “Signature Validation” above. All correspondence must include the account number and may be submitted using the following methods:

For Class A, Class C, Class D, Class R shares:

Regular Mail: PIMCO Funds P.O. Box 55060 Boston, MA 02205-5060	Overnight Delivery: PIMCO Funds c/o Boston Financial Data Services, Inc. 30 Dan Road Canton, MA 02021-2809

For Institutional Class, Class M, and Administrative Class Shares:

Facsimile:

816.421.2861

Regular Mail and Overnight Delivery:

PIMCO Funds

c/o BFDS Midwest

330 W. 9th Street

Kansas City, MO 64105

Email:

piprocess@bfdsmidwest.com

Small Accounts.

Class A, Class C, Class R and Class D. Due to the relatively high cost to the Funds of maintaining small accounts, holders of Class A and Class C shares are asked to maintain an account balance in each Fund in which the shareholder invests at least equal to the amount necessary to open the type of account involved. If a shareholder’s average balance for any account is below such minimum for a rolling three-month period or longer, the Fund’s administrator shall have the right (except in the case of retirement accounts) to close that account after giving the shareholder 60 days in which to increase his or her balance. The shareholder’s account will not be liquidated if the reduction in size is due solely to market decline in the value of the shares or if the aggregate value of the shareholder’s accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, in series of the Trust and PIMCO Equity Series exceeds $50,000.

Institutional Class, Class P and Administrative Class. The Trust reserves the right to redeem Institutional Class, Class P and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the cumulative shares held in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 60 days to bring the value of its account up to at least $100,000.

Transfer on Death Registration. The Funds may accept “transfer on death” (“TOD”) account registration requests from investors. The laws of a state selected by the Funds in accordance with the Uniform TOD Security Registration Act will govern the registration. The Funds may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Funds may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registrations).

Summary of Minimum Investments for Class A, Class C and Class R Shares. The following table provides a summary of the minimum initial investment and minimum subsequent investment for each type of account (including Specified Benefit Accounts):

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment
Regular/General Retail Accounts	$1,000 per Fund	$50 per Fund
IRA	$1,000 per Fund	$50 per Fund
Roth IRA	$1,000 per Fund	$50 per Fund
UTMA	$1,000 per Fund	$50 per Fund
UGMA	$1,000 per Fund	$50 per Fund
Automatic Investment Plan	$250 per Fund	$50 per Fund
Automatic Exchange Plan	$1,000 per Fund	$50 per Fund
SEP IRA established on or before March 31, 2004	$50 per Fund/per participant	$0
SEP IRA established after March 31, 2004	$1,000 per Fund/per participant	$0
SIMPLE IRA*	$50 per Fund/per participant	$0
SAR-SEP IRA*	$50 per Fund/per participant	$0
403(b)(7) custodial account plan established on or before March 31, 2004	$50 per Fund/per participant	$0
403(b)(7) custodial account plan established after March 31, 2004	$1,000 per Fund/per participant	$0
Plan Investors held through omnibus accounts–
Plan Level	$0	$0
Participant Level	$0	$0
Plan Investors held through non-omnibus accounts (individual participant accounts) established on or before March 31, 2004	$50 per Fund	$0
Plan Investors held through non-omnibus accounts (individual participant accounts) established after March 31, 2004	$1,000 per Fund	$0
(*) The minimums apply to existing accounts only. No new SIMPLE-IRA or SAR-SEP IRA accounts are being accepted.

Alternative Purchase Arrangements.

Class A and Class C shares bear sales charges in different forms (i.e., initial, deferred and/or asset-based) and amounts and bear different levels of expenses, as described below. The alternative purchase arrangements described in this Statement of Additional Information are designed to enable a retail investor to choose between purchasing Class A shares and Class C shares based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus contingent deferred sales charges (CDSCs) on Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, and the difference in the CDSCs applicable to Class A and Class C shares.

Investors should understand that initial sales charges, servicing and distribution fees and CDSCs are all used directly or indirectly to fund the compensation of broker-dealers or other financial firms that sell or provide services with respect to Class A and Class C shares. Depending on the arrangements in place at any particular time, a financial firm may have a financial incentive for recommending a particular share class over other share classes.

Institutional Class, Class P, Administrative Class, Class D and Class R shares are sold without sales charges and may have different distribution and service fees than Class A and Class C shares. See “Distributor and Multi-Class Plan” above for information on share class eligibility and “Purchases, Exchanges and Redemptions” above for investment minimums. Class R shares are only available to specified benefit plan investors. As a result of lower sales charges, distribution and/or service fees, and/or operating expenses, Institutional Class, Class P, Administrative Class, Class D and Class R shares are generally expected to achieve higher investment returns than Class A or Class C shares. To obtain information about the various share classes or investment minimums please call 888.87.PIMCO.

Class A Shares. The initial sales charge alternative (Class A shares) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the asset-based sales charge alternative (Class C shares). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A shares initial sales charge should also consider whether he or she anticipates redeeming shares in a time period that will subject such shares to a CDSC as described below. Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds are not subject to an initial sales charge or a CDSC.

Class C Shares. The asset-based sales charge alternative (Class C shares) might be preferred by investors who intend to purchase shares that are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less, who wish to have all purchase payments invested initially, or who are unsure of the intended length of their investment. Class C shares are not subject to a CDSC after they have been held for one year. Class C shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds are not subject to a CDSC unless acquired by exchanging Class C shares of another Fund.

In determining whether to purchase Class A or Class C shares, a retail investor should always consider the availability of a waiver or reduction of initial sales charges or a waiver of a CDSC. See generally “Initial Sales Charge Alternative—Class A Shares” and “Waiver of Contingent Deferred Sales Charges” below.

The maximum purchase of Class C shares of a Fund in a single purchase is $499,999.99 ($249,999.99 for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Return Limited Duration, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds). If an investor intends to purchase Class C shares: (i) for more than one Fund and the aggregate purchase price for all such purchases will exceed $499,999.99 ($249,999.99 for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Return Limited Duration, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) for Class C shares; or (ii) for one Fund in a series of transactions and the aggregate purchase amount will exceed $499,999.99 ($249,999.99 for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Return Limited Duration, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) for Class C shares, then in either such event the investor should consider whether purchasing another share class may be in the investor’s best interests.

Class R Shares. Only Class R Eligible Plans may purchase Class R shares. Class R shares are not subject to an initial sales charge or a CDSC but are subject to ongoing service fees of 0.25% of the average daily net asset value of the Class R shares per year and ongoing distribution fees of 0.25% of the average daily net asset value of the Class R shares per year. Servicing fees are used to compensate financial firms for personal services and the maintenance of shareholder accounts. Distribution fees are used to support the firm’s marketing and distribution efforts, such as compensating financial advisors and their financial firms, advertising and promotion. If Class R shares are held over time, these fees may exceed the maximum sales charge than investor would have paid as a shareholder of one of the other share classes.

For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class C and Class R shares, see “Distribution and Servicing (12b-1) Plans” in the prospectuses.

Waiver of Contingent Deferred Sales Charges. The CDSC applicable to Class A and Class C shares is currently waived for:

(i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or permanent and total disability (as defined in Section 22(e) of the Internal Revenue Code) that occurs after the purchase of Class A or Class C shares;

(ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan;

(iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer’s plan and the transfer to another employer’s plan or to an IRA;

(iv) any partial or complete redemption following death or permanent and total disability (as defined in Section 22(e) of the Internal Revenue Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent, or the owners, trustees or beneficiaries of a legal entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares;

(v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;

(vi) up to 10% per year of the value of all Class A and Class C shares of the Funds owned by an investor and subject to an Automatic Withdrawal Plan;

(vii) redemptions by current or former Trustees, officers and employees of the Trust or PIMCO Equity Series, and by directors, officers and current or former employees of the Distributor, Allianz, Allianz Global Fund Management or PIMCO if the account was established while employed;

(viii) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in such shareholder’s account is less than a minimum account size specified in such Fund’s prospectus;

(ix) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(x) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a financial firm with which the Distributor has an agreement with respect to such purchases;

(xi) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases;

(xii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Internal Revenue Code for which the Trust is the designated financial institution;

(xiii) redemptions where the shareholder can demonstrate hardship, which shall be determined in the sole discretion of the Funds;

(xiv) an intra-fund exchange of Class A shares for Institutional Class shares where the Class A shares were purchased at NAV and no commission was paid;

(xv) exchanges from a taxable account invested in a PIMCO fund to a PIMCO fund held in an IRA or other qualified retirement plan account for the purpose of making a contribution to such IRA or other qualified retirement plan account; and

(xvi) redemptions of shares of any Fund following the public announcement of the Board’s approval of a plan of liquidation for such Fund.

The Funds may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians’ certificates (e.g., with respect to disabilities), etc.

Exempt Transactions. Investors will not be subject to CDSCs in the following transactions:

(i) a redemption by a holder of Class A shares who purchased $250,000 or more of Class A Shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Real Return Limited Duration, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds (and therefore did not pay an initial sales charge) where pursuant to an agreement between the broker-dealer and the Distributor, the Distributor did not pay at the time of purchase the upfront commission it normally would have paid the broker-dealer but began paying distribution and/or shareholder services fees immediately; and

(ii) a redemption by a holder of Class A or Class C shares where, by agreement between the broker-dealer and Distributor, the Distributor did not pay at the time of purchase all or a portion of the payments (or otherwise agreed to a variation from the normal payment schedule) it normally would have paid to the broker-dealer (e.g., upfront commissions and/or advancements of distribution and/or shareholder services fees) in connection with such purchase.

Initial Sales Charge Alternative - Class A Shares. Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge. As indicated below under “Class A Deferred Sales Charge,” certain investors who purchase $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Senior Floating Rate Funds) or more of Class A shares (and thus pay no initial sales charge) of a Fund other than the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Real Return Limited Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds may be subject to a CDSC of up to 1% if they redeem such shares during the first 12 months after their purchase. Certain investors who purchase $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Real Return Limited Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds may be subject to a CDSC of up to 1% if they redeem such shares during the first 12 months after their purchase. With respect to purchases of $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Real Return Limited Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds, if the financial firm through which the investors purchased their shares does not receive any upfront commission from the Distributor at the time of purchase, such investors will not be subject to a CDSC upon redemption. Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds are not subject to an initial sales charge or CDSC.

PIMCO All Asset All Authority, PIMCO CommoditiesPLUS® Strategy, PIMCO CommodityRealReturn Strategy, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset, PIMCO RealEstateRealReturn Strategy, PIMCO RealPathTM Income, PIMCO RealPathTM 2020, PIMCO RealPathTM 2025, PIMCO RealPathTM 2030, PIMCO RealPathTM 2035, PIMCO RealPathTM 2040, PIMCO RealPathTM 2045, PIMCO RealPathTM 2050, PIMCO RealPathTM 2055, PIMCO TRENDS Managed Futures Strategy and PIMCO RAE Worldwide Long/Short PLUS Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested	Discount or Commission to dealers as % of Public Offering Price*
Under $50,000	5.50%	5.82%	4.75%
$50,000 but under $100,000	4.50%	4.71%	4.00%
$100,000 but under $250,000	3.50%	3.63%	3.00%
$250,000 but under $500,000	2.50%	2.56%	2.00%
$500,000 but under $1,000,000	2.00%	2.04%	1.75%
$1,000,000 +	0.00%	0.00%[1]	0.00%[2]

PIMCO All Asset, PIMCO Capital Securities and Financials, PIMCO Credit Absolute Return, PIMCO Diversified Income, PIMCO RAE Fundamental PLUS EMG, PIMCO Emerging Local Bond, PIMCO Emerging Markets Bond, PIMCO Emerging Markets Corporate Bond, PIMCO Emerging Markets Currency, PIMCO Emerging Markets Full Spectrum Bond, PIMCO RAE Low Volatility PLUS EMG, PIMCO Foreign Bond (Unhedged), PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO RAE Fundamental Advantage PLUS, PIMCO RAE Fundamental PLUS, PIMCO Global Advantage® Strategy Bond, PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO GNMA, PIMCO High Yield, PIMCO Income, PIMCO RAE Fundamental PLUS International, PIMCO StocksPLUS® International (U.S. Dollar-Hedged), PIMCO StocksPLUS®

International (Unhedged), PIMCO RAE Low Volatility PLUS International, PIMCO Investment Grade Corporate Bond, PIMCO Long-Term U.S. Government, PIMCO RAE Low Volatility PLUS, PIMCO Moderate Duration, PIMCO Mortgage-Backed Securities, PIMCO Mortgage Opportunities, PIMCO Multi-Strategy Alternative, PIMCO Real Return, PIMCO StocksPLUS® Small, PIMCO RAE Fundamental PLUS Small, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Absolute Return, PIMCO StocksPLUS® Short, PIMCO Total Return, PIMCO Unconstrained Bond, PIMCO Unconstrained Tax Managed Bond and PIMCO RAE Worldwide Fundamental Advantage PLUS Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested	Discount or Commission to dealers as % of Public Offering Price*
Under $100,000	3.75%	3.90%	3.25%
$100,000 but under $250,000	3.25%	3.36%	2.75%
$250,000 but under $500,000	2.25%	2.30%	2.00%
$500,000 but under $1,000,000	1.75%	1.78%	1.50%
$1,000,000 +	0.00%[1]	0.00%[1]	0.00%[3]

PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Senior Floating Rate Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested	Discount or Commission to dealers as % of Public Offering Price*
Under $100,000	2.25%	2.30%	2.00%
$100,000 but under $250,000	1.25%	1.27%	1.00%
$250,000 +	0.00%[1]	0.00%[1]	0.00%[4]

PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Real Return Limited Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested	Discount or Commission to dealers as % of Public Offering Price*
Under $100,000	2.25%	2.30%	2.00%
$100,000 but under $250,000	1.25%	1.27%	1.00%
$250,000 +	0.00%[1]	0.00%[1]	0.00%[5]

(1)

As shown, investors who purchase more than $1,000,000 of any Fund’s Class A shares ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Real Return Limited Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds and purchases described below under “Sales at Net Asset Value” where no commission is paid, purchasers of $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Senior Floating Rate Funds) or more of Class A shares of a Fund other than the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Real Return Limited Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds will be subject to a CDSC of up to 1% if such shares are redeemed during the first 12 months after such shares are purchased. Except with regard to purchases described below under “Sales at Net Asset Value” where no commission is paid, purchasers of $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Real Return Limited Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds will be subject to a CDSC of up to 1% if such shares are redeemed during the first 12 months after such shares are purchased. With respect to purchases of $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Real Return Limited Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds, if the financial firm through which the investors purchased their shares does not receive any upfront commission from the Distributor at the time of purchase, such investors will not be subject to a CDSC upon redemption. The Class A CDSC does not apply if such purchasers are eligible for a waiver of the CDSC as described under “Waiver of Contingent Deferred Sales Charges” above. See “Class A Deferred Sales Charge” below.

(2)

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares according to the following tiered schedule: 1.00% of the first $4,999,999.99, and 0.50% of amounts of $5,000,000 or over. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

(3)

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares of each of these Funds except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds (for which no payments are made), in each case according to the following tiered schedule: 1.00% of the first $4,999,999.99, and 0.50% of amounts of $5,000,000 or over. These payments are not made in connection with sales to employer sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

(4)

The Distributor will pay a commission to dealers that sell amounts of $250,000 or more of Class A shares according to the following tiered schedule: 1.00% of the first $4,999,999.99, and 0.50% of amounts of $5,000,000 or over. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

(5)

The Distributor will not pay a commission to dealers that sell amounts of $250,000 or more of Class A shares, but the Distributor will pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning immediately upon purchase and will waive the CDSC. If a dealer opts-out of this commission schedule, the dealer will receive a commission from the Distributor according to the following tiered schedule: 1.00% of the first $4,999,999.99, and 0.50% of amounts of $5,000,000 or over. These payments are not made in connection with sales to employer-sponsored plans. In the case where the dealer opts out and is receiving a commission according to the tiered schedule described immediately above, the Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase, and a CDSC of 1% will apply to redemptions made within 12 months of purchase.

(*)	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

(**)

The initial sales charge shown is a percentage of the fund’s public offering price (“POP”), or the price you pay for each share you buy. This price is rounded to the nearest penny. The actual sales charge rate will be shown on your trade confirmation or statement, which—because of rounding—could be more or less than what is shown in the table. Rounding differences could be greater for small purchases or when a fund’s NAV is higher.

Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the tables above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds (as defined below) into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor. An Eligible Fund is a Fund (other than the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) that offers Class A shares.

The term “Qualifying Investor” refers to:

1.

an individual, such individual’s spouse or domestic partner, as recognized by applicable state law, or such individual’s children under the age of 21 years (each a “family member”) (including family trust* accounts established by such a family member); or

2.	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or
3.	an employee benefit plan of a single employer.

*For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege, Right of Accumulation or Letter of Intent, a “family trust” is one in which a family member, as defined in section (1) above, or a direct lineal descendant(s) of such person is(are) the beneficiary(ies), and such person or another family member, direct lineal ancestor or sibling of such person is(are) the trustee(s).

Class A shares purchased or held through a Plan Investor or any other employer-sponsored benefit program as well as Class A shares purchased at NAV through “wrap accounts” are not counted for purposes of determining whether an investor has qualified for a reduced sales charge through the use of Rights of Accumulation.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 (or $100,000 in the case of those funds with an initial breakpoint at $100,000) within a period of 13 months in Class A shares of any Eligible Fund(s) (which does not include the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Return Limited Duration, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds, for which the maximum intended investment amount is $250,000). Each purchase of Class A shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter. Please note that the value of account(s) for the shareholder(s) linked to the Letter of Intent will be included at the start date of the Letter of Intent. In making computations concerning the amount purchased for purpose of a Letter of Intent, purchases of Class C shares of Eligible Funds will be included and the ROA value of eligible accounts will be included in the computation when the Letter of Intent begins.

Qualifying Investors may purchase shares of the Eligible Funds (which does not include the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) under a single Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Eligible Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

If an investor wishes to enter into a Letter of Intent in conjunction with an initial investment in Class A shares of a Fund, the investor should complete the appropriate portion of the account application or contact their financial firm. A current Class A shareholder desiring to do so may obtain a form to initiate a Letter of Intent by contacting the Funds at 888.87.PIMCO or their financial firm.

Class A shares purchased or held through a Plan Investor or any other employer-sponsored benefit program as well as Class A shares purchased at NAV through “wrap accounts” are not counted for purposes of determining whether an investor has qualified for a reduced sales charge through the use of a Letter of Intent.

Reinstatement Privilege. A Class A shareholder who paid a sales charge upon the purchase of his shares and has caused any or all of his shares (other than shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See “How Fund Shares are Priced” in the applicable Fund’s prospectus. If the redemption of Class A shares triggers the imposition of a contingent deferred sales charge (CDSC), such CDSC will be credited to the investor’s account upon reinvestment. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once per year per account (per 365 days), irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder’s interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Funds or to the investor’s financial firm. Investors who were not assessed a sales charge upon the purchase of their shares may not utilize the reinstatement privilege with respect to reinvestment of such shares following their redemption.

Sales at Net Asset Value. Each Fund may sell its Class A shares at net asset value without a sales charge to:

(i) current, retired, or former officers, trustees, directors or employees of any of the Trust (including accounts established for former employees or eligible relatives of former employees established while employed), PIMCO Equity Series, Allianz Funds, or Allianz Funds Multi-Strategy Trust, Allianz, Allianz Global Fund Management, PIMCO or the Distributor, other affiliates of Allianz Global Fund Management and funds advised or subadvised by any such affiliates, in any case at the discretion of PIMCO or the Distributor; their spouse or domestic partner, as recognized by applicable state law, children, siblings, current brother/sister-in-laws, parents, and current father/mother-in-laws (“extended family”), or family trust account for their benefit, or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale;

(ii) current registered representatives and other full-time employees of broker-dealers or such persons’ spouse or domestic partner, as recognized by applicable state law, children under 21, and family trust accounts;

(iii) trustees or other fiduciaries purchasing shares through certain group omnibus plans (such as 401(k), 403(b), Health Savings Accounts, 457, Profit Sharing/Keogh, Money Purchase Pension and Defined Benefit; not including individual participant directed accounts, SEP-IRAs, SIMPLE IRAs, SARSEP IRAs and 403(b)7 custodial accounts) sponsored by employers, professional organizations or associations, or charitable organizations (nonprofit, charitable or educational organizations), the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor or PIMCO with respect to such purchases (including provisions related to minimum levels of investment in a Trust);

(iv) investors rolling over assets from specified benefit plans to IRAs or other qualified retirement plan accounts if such assets were invested in the Funds or series of PIMCO Equity Series at the time of distribution;

(v) participants investing through accounts known as “wrap accounts” established with brokers-dealers approved by the Distributor where such brokers-dealers are paid a single, inclusive fee for brokerage and investment management services;

(vi) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor, or PIMCO has an agreement for the use of a Fund in particular investment products or programs or in particular situations;

(vii) accounts for which the company that serves as trustee or custodian either (a) is affiliated with PIMCO or (b) has a specific agreement to that effect with the Distributor;

(viii) investors following the public announcement of the Board’s approval of a plan of liquidation for such Fund;

(ix) investors exchanging proceeds of required minimum distributions from an IRA or other qualified retirement plan account invested in a PIMCO Fund to a taxable account invested in a PIMCO Fund; and

(x) investors making an exchange from a taxable account invested in a PIMCO Fund to a PIMCO Fund held in an IRA or other qualified retirement plan account for the purpose of making a contribution to the IRA or other qualified retirement plan account.

The Distributor will only pay service fees and will not pay any initial commission or other fees to broker-dealers upon the sale of Class A shares to the purchasers described in sub-paragraphs (i) through (viii) above.

In addition, the Distributor will only pay distribution and service fees and will not pay any initial commission or other fees to broker-dealers upon the sale of Class C shares of any Fund following the public announcement of the Board’s approval of a plan of liquidation for such Fund.

Notification of Distributor. In many cases, none of the Trust, PIMCO Equity Series, the Distributor or the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. An investor or broker-dealer must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount, including such information as is necessary to obtain any applicable “combined treatment” of an investor’s holdings in multiple accounts. Upon such notification, the investor will receive the lowest applicable sales charge. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper quantity discount or reduced sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.

Class A Deferred Sales Charge. For purchases of Class A shares of all Funds (except the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Real Return Limited Duration, PIMCO Money Market, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term, PIMCO Short Duration Municipal Income and PIMCO Treasury Money Market Funds), investors who purchase $1,000,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 12 months of their purchase. Certain purchases of Class A shares of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Senior Floating Rate Funds described above under “Initial Sales Charge Alternative—Class A Shares” may be subject to a CDSC of 1% if such shares are redeemed within 12 months after their purchase. Certain purchases of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Real Return Limited Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds may be subject to a CDSC of 1% if such shares are redeemed within 12 months after their purchase. With respect to those certain purchases of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Real Return Limited Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds, if the financial firm through which the investors purchased their shares does not receive any upfront commission from the Distributor at the time of purchase, such investors will not be subject to a CDSC upon redemption. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.”

The Class A CDSC does not apply to Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds. However, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more ($250,000 or more in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Senior Floating Rate Funds and $250,000 or more in the case of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Real Return Limited Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds, unless the financial firm through which the investors purchased their shares does not receive any upfront commission from the Distributor at the time of purchase)) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 12 months from the date of the exchange.

For Class A shares outstanding for 12 months or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% (0.10% for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) of the net asset value of such shares.

Calculation of CDSC on Shares Purchased After December 31, 2001. A contingent deferred sales charge (CDSC) may be imposed on Class A or Class C shares under certain circumstances. A CDSC is imposed on shares redeemed within a certain number of years after their purchase. When shares are redeemed, any shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either the shareholder’s original per-share purchase price or the then current net asset value of the shares being sold, whichever is lower. CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from the amounts remaining in the shareholder’s account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC. Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor purchased the shares being redeemed. See the Fund’s prospectus for information about any applicable CDSCs.

Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged. Furthermore, shares that are received in an exchange will be subject to the same CDSC calculation as the shares exchanged. In other words, shares received in exchange for shares purchased after December 31, 2001 will be subject to the same manner of CDSC calculation as the shares exchanged.

Asset-Based Sales Charge Alternative – Class C Shares. Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed if an investor redeems Class C shares within a certain time period after their purchase. When shares are redeemed, any shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either the shareholder’s original per-share purchase price or the then current net asset value of the shares being sold, whichever is lower. CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from the amounts remaining in the shareholder’s account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC. All of an investor’s purchase payments are invested in shares of the Fund(s) selected.

Any CDSC imposed on redemption of Class C shares is paid to the Distributor. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed. Class C shares do not automatically convert to any other class of shares of the Funds.

The manner of calculating the CDSC on Class C shares is described above under “Calculation of CDSC on Shares Purchased After December 31, 2001.” Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to broker-dealers, at the time the shareholder purchases Class C shares of a Fund. The Distributor does not expect to make any payment for sales of Class C shares or services rendered for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. Financial firms that receive distribution and/or service fees may in turn pay and/or reimburse all or a portion of these fees to their customers. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each broker-dealer that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

In addition, after the time of shareholder purchase for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make annual payments to broker-dealers, as follows:

Fund*	Annual Service Fee**	Annual Distribution Fee**	Total
PIMCO CommoditiesPLUS® Strategy, PIMCO CommodityRealReturn Strategy, PIMCO RealEstateRealReturn Strategy, PIMCO RealPathTM 2025, PIMCO RealPathTM 2035 and PIMCO Senior Floating Rate Funds	0.25%	0.75%	1.00%
PIMCO Municipal Bond, PIMCO Real Return, and PIMCO StocksPLUS® Funds	0.25%	0.45%	0.70%
PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income, PIMCO Short Asset Investment, and PIMCO Short-Term Funds	0.25%	0.25%	0.50%
PIMCO Government Money Market and PIMCO Money Market Funds	0.10%	0.00%	0.10%
All other Funds	0.25%	0.65%	0.90%

(*)    Applies only to those Funds that commenced operations before July 31, 2011. For Funds that commenced operations on or after July 31, 2011, the Distributor may make annual payments to broker-dealers with respect to such Funds’ Class C shares up to a maximum of 1.00%, subject to: (i) a separate agreement with the broker for payment of a different amount; or (ii) such different amount as disclosed in this Statement of Additional Information from time to time.

(**)    Paid with respect to shares outstanding for one year or more (or shorter period if the Distributor has an agreement with the broker to that effect) so long as the shares remain outstanding, and calculated as a percentage of the net asset value of such shares.

Asset-Based Sales Charge Alternative – Class R Shares. Class R shares are sold at their current net asset value without any initial sales charge. The full amount of the investor’s purchase payment will be invested in shares of the Fund(s). Class R shares are not subject to a CDSC upon redemption by an investor. For sales of Class R shares made and services rendered to Class R shareholders, the Distributor expects to make payments to broker-dealers and, with respect to servicing fees, other financial intermediaries (which may include specified benefit plans, their service providers and their sponsors), at the time the shareholder purchases Class R shares, of up to 0.50% (representing up to 0.25% distribution fees and up to 0.25% servicing fees) of the purchase.

Information for All Share Classes. Broker-dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust’s Transfer Agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

Exchange Privileges.

Class A, Class C and Class R Shares. Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Fund’s prospectus or in this Statement of Additional Information, a shareholder may exchange Class A, Class C and Class R shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values, minus any applicable Redemption Fee (see the subsection “Redemption Fees” below),except that a sales charge will apply on exchanges of Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds on which no sales charge was paid at the time of purchase. For Class R shares, specified benefit plans may also limit exchanges to Funds offered as investment options in the plan and exchanges may only be made through the plan administrator. Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. Shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund (an “intra-fund exchange”), as described (and subject to the conditions and restrictions set forth) under “Distribution of Trust Shares—Purchases, Exchanges and Redemptions” in this Statement of Additional Information. There are currently no other exchange fees or charges. Exchanges are subject to any minimum initial and subsequent investment minimum requirements for each share class of each Fund, except with respect to exchanges effected through the Trust’s Automatic Exchange Plan. An exchange (other than an intra-fund exchange) will constitute a taxable sale for federal income tax purposes.

Investors who maintain their account with the Funds may exchange shares by a written exchange request sent to PIMCO Funds, P.O. Box 55060, Boston, MA 02205-5060 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to PIMCO Funds at 888.87.PIMCO. Exchanges of an amount of $10 million or more must be submitted in writing by an Authorized Person. The Trust reserves the right to accept exchanges from the PIMCO Government Money Market Fund of $10 million or more via telephone. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. The Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. To request an exchange, call 888.87.PIMCO if there will be no change in the registered name or address of the shareholder. Telephone exchanges, for all Funds except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on any day the Exchange is open (generally weekdays other than normal holidays). For the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, orders for exchanges accepted prior to 5:30 p.m., Eastern time, (or an earlier cut-off time if the Funds close early) on a day that the PIMCO Government Money Market and PIMCO Treasury Money Market Funds are open for business will be executed at the respective net asset values determined as of 5:30 p.m., Eastern time.

With respect to Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged.

Except as otherwise disclosed in the applicable Prospectus(es), shares that are received in an exchange will be subject to the same CDSC as the shares exchanged. For example, Class C shares that have a twelve-month CDSC period received in exchange for Class A shares that have an eighteen-month CDSC period will have the same CDSC period as the shares exchanged (in this case, eighteen months).

Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

Investors may also select the Automatic Exchange Plan, which establishes automatic periodic exchanges. For further information on automatic exchanges see “How to Buy Shares—Automatic Exchange Plan” above.

Institutional Class, Class M, Class P, Class D and Administrative Class Shares.    Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Fund’s prospectus or in this Statement of Additional Information, a shareholder may exchange Institutional Class, Class M, Class P and Administrative Class Shares of any

Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values, minus any applicable Redemption Fee (see the subsection “Redemption Fees” below). An investor may also exchange Class M shares of a Fund for Institutional Class shares of any other fund of the Trust that offers Institutional Class shares based on the respective NAVs of the shares involved. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Equity Series. Class M shares of a Fund may also be exchanged for Institutional Class shares of a series of PIMCO Equity Series. An investor may exchange Institutional Class, Class M, Class P and Administrative Class shares of a Fund by following the redemption procedure described below under “Written Requests – Redemptions of Institutional Class, Class M and Administrative Class” or, if the investor has elected the telephone redemption option, by calling the Trust at 888.87.PIMCO. Exchanges of an amount of $10 million or more must be submitted in writing by an Authorized Person (as defined below under “Written Requests – Institutional Class, Class M and Administrative Class shares). The Trust reserves the right to accept exchanges from the PIMCO Government Money Market Fund of $10 million or more via telephone. Eligible investors who maintain their Institutional Class share account direct with the Funds may submit a request to exchange Fund shares by accessing their account online via pimco.com/InstitutionalAccountAccess.

An investor may exchange or obtain additional information about exchange privileges for Class D shares by contacting the investor’s financial service firm. The financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges.

All Share Classes.    The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of an Adviser or a Fund’s Sub-Adviser, such transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. Although the Trust has no current intention of terminating or modifying the exchange privilege, each reserves the right to do so at any time. Except as otherwise permitted by the SEC, each Trust will give 60 days’ advance notice to shareholders of any termination or material modification of the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners. For further information about exchange privileges, contact your broker-dealer or other financial firm or call 888.87.PIMCO.

How to Sell (Redeem) Shares.

Redemptions of Class A, Class C and Class R Shares.  Depending on how an investor holds shares and the elections made, eligible Class A, Class C or Class R shares may be redeemed through an investor’s broker-dealer or other financial firm, or by telephone, online by submitting a written redemption request to the Funds’ Transfer Agent, through an Automatic Withdrawal Plan, or by electronic transfer to an investor’s checking or savings account through the Automated Clearing House (ACH) network, if available. Class R shares may be redeemed only through the plan administrator, and not directly by the plan participant.

A CDSC may apply to redemptions of Class A or Class C shares. See “Alternative Purchase Arrangements” above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC or Redemption Fee. There is no charge by the Distributor (other than an applicable CDSC or Redemption Fee) with respect to redemptions; however, a broker-dealer or other financial firm that processes a redemption for an investor may charge customary fees for its services (which may vary).

All redemption requests (except redemption requests for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, which are discussed below) received by the Trust or its designee prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on a regular business day are processed at that day’s net asset value, less any applicable CDSC or Redemption Fee. However, redemption requests received by the Trust or its designee after the net asset value is determined that day from financial firms or certain retirement plans will receive such net asset value (less any applicable CDSC or Redemption Fee) if the redemption requests were received by the financial firm or retirement plan from its customer or participant prior to such net asset value determination and were transmitted to and received by the Trust or its designee prior to such time as agreed upon by the Distributor or Administrator in accordance with an agreement or as allowed by applicable law. Redemption requests will be accepted only on days on which a Fund is open for business. If a redemption request is received on a day when a Fund is not open for business, it will be processed on the next succeeding day the Fund is open for business (according to the succeeding day’s net asset value). Broker-dealers and other financial firms are obligated to transmit redemption requests promptly.

Redemption requests for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds received by the Trust or its designee prior to 5:30 p.m., Eastern time (or an earlier time if a Fund closes early) on a day such Fund is open for business, will be processed at that day’s net asset value. Orders received after 5:30 p.m., Eastern time, will be effected at the net asset value determined on the next day that the Fund is open for business. However, redemption requests received by the Trust or its designee after 5:30 p.m., Eastern time, will be processed at that day’s net asset value if the redemption requests were received by a financial firm from its customer prior to 5:30 p.m., Eastern time and were transmitted to and received by the Trust or its designee prior to such time as agreed upon by the Distributor or Administrator in accordance with an agreement or as allowed by applicable law.

Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

A shareholder’s original account application (if investing directly with the Trust) permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Funds’ Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature validation.

Redemptions of an amount of $10 million or more must be submitted in writing by an Authorized Person. The Trust reserves the right to accept redemptions of $10 million or more via telephone for the PIMCO Government Money Market Fund.

Redemption proceeds of Class A, Class C and Class R shares will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Automated Clearing House (ACH) redemptions, sent to the designated bank account within one business day, but may take up to seven days. ACH redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take at least 10 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Redemption proceeds of Institutional Class, Administrative Class, Class M and Class P shares will ordinarily be wired to the investor’s bank within one business day after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the account application.

Written Requests – Class A, Class C and Class R Shares. To redeem Class A, Class C and Class R shares held in a Fund account in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, Boston Financial Data Services, Inc., at PIMCO Funds, P.O. Box 55060, Boston, MA 02205-5060:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a validation of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Validation”;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents that may be required by the Trust or the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

Transfers of shares are subject to the same requirements. A signature validation is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call PIMCO Funds at 888.87.PIMCO before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent.

The foregoing written request procedure does not apply to shares held in “street name” accounts. Shareholders whose shares are held in “street name” accounts must redeem through their broker-dealer or other financial intermediary. Plan Investor participants must redeem through their plan administrator.

If the proceeds of the redemption: (i) are to be paid to a person other than the record owner; (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records; or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be validated as described above.

Written Requests – Institutional Class, Class M and Administrative Class Shares. To redeem Institutional Class, Class M and Administrative Class shares held in a fund account in writing, a shareholder or its Authorized Person must send the request stating the Fund from which the shares are to be redeemed, the class of shares, the number or shares or dollar amount to be redeemed and the account number. The request must be signed by the appropriate persons designated on Account Application (“Authorized Person”) to the following:

Facsimile:

816.421.2861

Regular Mail:

PIMCO Funds

c/o BFDS Midwest

330 W. 9th Street

Kansas City, MO 64105

Email:

piprocess@bfdsmidwest.com

All redemptions, whether initiated by phone, mail, fax or e-mail, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Telephone Redemptions. The Funds accept telephone requests for redemption of uncertificated shares held in Fund accounts, except (i) for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions, and (ii) except as otherwise described herein, redemption requests for an amount of $10 million or more (the Trust reserves the right to accept redemptions of $10 million or more via telephone for the PIMCO Government Money Market Fund). The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature validation. See “Signature Validation.” Telephone redemptions will not be accepted during the 30-day period following any change in an account’s record address. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker and will be subject to that broker’s policies and procedures for redemptions. Plan participants must redeem through their plan administrator.

By completing an account application, an investor agrees that the Funds and their agents shall not be liable for any loss incurred by the investor by reason of the Funds accepting unauthorized telephone redemption requests for his/her account if the Funds reasonably believe the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Funds may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner’s broker where the owner has not declined in writing to utilize this service. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. The Funds will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

A shareholder making a telephone redemption should call PIMCO Funds at 888.87.PIMCO and state: (i) the name of the shareholder as it appears on their account statement; (ii) his/her account number with the applicable Fund; (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE that day (or, for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, prior to 5:30 p.m., Eastern time on each day the NYSE is open for business). If the redemption request is received after the close of the NYSE, the redemption is effected on the following business day at that day’s net asset value and the proceeds are usually sent to the investor on the second following business day. The Funds reserve the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under “Written Requests” above. Telephone communications may be recorded.

Redemptions through the Automated Clearing House (ACH) Privileges. If a shareholder has established ACH privileges, the shareholder may redeem shares by telephone, in writing or online (if eligible) and have the redemption proceeds sent to a designated account at a financial institution. To use ACH privileges for redemptions, call PIMCO Funds at 888.87.PIMCO. Subject to the limitations set forth above under “Telephone Redemptions,” the Funds or their agents, a Trust and the Transfer Agent or their agents may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Funds and their agents prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on a business day (or, for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, prior to 5:30 p.m., Eastern time on each day the NYSE is open for business) will be processed at the net asset value on that day and the proceeds (less any CDSC or Redemption Fee) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the NYSE (or, for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, after 5:30 p.m., Eastern time on a day the NYSE is open for business), the redemption is effected on the following business day. Shares purchased by check may not be redeemed through ACH until such shares have been owned (i.e., paid for) for at least 10 calendar days. The ACH privilege may not be used to redeem shares held in certificated form.

Changes in bank account information must be made by completing the Account Options form, signed by all owners of record of the account, with all signatures validated. See “Signature Validation.” See “Automated Clearing House (ACH) Privileges” for information on establishing the ACH privilege. The Funds may terminate the ACH privilege at any time without notice to its shareholders. This redemption option does not apply to shares held in “street name” accounts. Shareholders whose shares are held in “street name” accounts must redeem through their financial firm and will be subject to that firm’s policies and procedures for redemptions. Plan participants must redeem through their plan administrator. The ACH privilege may not be available to all Funds and/or share classes.

Expedited Wire Transfer Redemptions. If a shareholder holding shares in a Fund account has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by the Funds prior to the close of the NYSE will result in shares being redeemed that day at the next determined net asset value (less any CDSC or Redemption Fee, if applicable). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Funds for up to seven days if the Funds deem it appropriate under the current market and other conditions. Once authorization is on file with the Funds, they will honor requests by any person identifying himself/herself as the owner of an account or the owner’s broker by telephone at 888.87.PIMCO or by written instructions. The Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. The Funds do not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. The minimum amount that may be wired is $1,000. The Funds reserve the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 10 calendar days. Expedited wire transfer redemptions may be authorized by sending instructions to the Funds. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures validated to PIMCO Funds, P.O. Box 55060, Boston, MA 02205-5060. See “Signature Validation.” This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker and will be subject to that broker’s policies and procedures for redemptions. Plan participants must redeem through their plan administrator.

Certificated Shares. The Trust no longer issues share certificates. To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be validated as described under “Signature Validation” above. Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians (“institutional account owners”). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Automatic Withdrawal Plan. An investor who owns or buys shares of PIMCO Funds having a net asset value of $5,000 or more (may be lower for a Required Minimum Distribution or Inherited IRA) may open an Automatic Withdrawal Plan and have a designated sum of money paid periodically to the investor or another person. The minimum redemption amount for an Automatic Withdrawal Plan is $50 per Fund. Such a plan may be established by completing the appropriate section of the account application, completing Account Options Form or by obtaining the appropriate form from the Trust or your financial firm. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature validation is required. See “Signature Validation.” In the case of Uniform Gifts to Minors or Uniform Transfers to Minors accounts, the application must state that the proceeds will be for the beneficial interest of the minor. Shares in a plan account are redeemed at net asset value (less any applicable CDSC or Redemption Fee) to make each withdrawal payment. Any applicable CDSC or Redemption Fee may be waived for certain redemptions under an Automatic Withdrawal Plan. See “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges” above and “Waivers of Redemption Fees” below.

Redemptions for the purpose of withdrawals are ordinarily made on the business day selected by the investor at that day’s closing net asset value. Checks are normally mailed on the following business day. If the date selected by the investor falls on a weekend or holiday, the Funds will normally process the redemption on the preceding business day. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes, and may result in account closure if the redemption amount exceeds the account balance. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A or Class C shares and because of the initial sales charge in the case of Class A shares.

Investors should consider carefully with their own financial advisors whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

Redemption Fees. As set forth in the relevant Prospectuses, investors in shares of the PIMCO Senior Floating Rate Fund are subject to a redemption fee, equal to 1.00% of the net asset value of the shares redeemed or exchanged (based upon the total redemption proceeds after any applicable deferred sales charges), on redemptions and exchanges made by the investor within 30 calendar days after the shares’ acquisition (whether by purchase or exchange) (the “Redemption Fee”). A new holding period begins on the day following each acquisition of shares through a purchase or exchange (other than a Share Class Conversion (as defined below)). Redemption Fees are not currently imposed on redemptions and exchanges of the other Funds of the Trust.

When calculating the Redemption Fee, shares that are not subject to a Redemption Fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fulfill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the PIMCO Senior Floating Rate Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the PIMCO Senior Floating Rate Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 30-day time period begins with the day following each acquisition of shares through a purchase or exchange (other than a Share Class Conversion (as defined below)). For example, a series of transactions in which Class A shares of the PIMCO Senior Floating Rate Fund are exchanged for Class C shares of the PIMCO Senior Floating Rate Fund 5 days after the purchase of the Class A shares, followed in 5 days by an exchange of the Class C shares for shares of a different Fund, will be subject to one Redemption Fee. With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the PIMCO Senior Floating Rate Fund to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described under “Abusive Trading Practices” in the PIMCO Senior Floating Rate Fund’s Prospectuses, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The purpose of the Redemption Fees is also to eliminate or reduce so far as practicable any dilution of the value of the outstanding securities issued by the PIMCO Senior Floating Rate Fund. There is no assurance that the use of Redemption Fees will be successful in this regard.

Waivers of Redemption Fees. The PIMCO Senior Floating Rate Fund has elected not to impose the Redemption Fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with an automatic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds or accounts that are sponsored by an Adviser or its affiliates; and

•	otherwise as an Adviser or the Trusts may determine in their sole discretion.

Additionally, no Redemption Fee applies to a redemption of shares of any class of shares of the PIMCO Senior Floating Rate Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the PIMCO Senior Floating Rate Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): (1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); (2) redemptions made in connection with taking out a loan from the plan; (3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; (4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or in connection with paying plan administrative fees; (5) redemptions made in connection with a participant’s termination of employment; and (6) redemptions or exchanges where the application of a Redemption Fee would cause the PIMCO Senior Floating Rate Fund, or an asset allocation program of which the PIMCO Senior Floating Rate Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the PIMCO Senior Floating Rate Fund’s shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the Redemption Fee is applied to your investments in the PIMCO Senior Floating Rate Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trusts may eliminate or modify the waivers enumerated above at any time, in their sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Unclaimed Property Laws.  These laws require investment companies, such as the Trust, to undertake various efforts, including monitoring Fund direct accounts for shareholder-initiated activity. A Fund direct account is deemed lost when there is no shareholder-initiated activity or an invalid mailing address during a statutorily-prescribed time period (generally, three or five years). If a shareholder’s Fund direct account is dormant or “lost,” the Trust may be required to transfer the account to the state in which the shareholder resides, in accordance with applicable unclaimed property (also called escheat) laws. To help protect their accounts, shareholders should keep their accounts up-to-date and active.

If a shareholder invests into a Fund direct account, it is the shareholder’s responsibility to ensure that the shareholder provides a current and valid mailing address to the Trust or Fund (as applicable). Failure to provide a current and valid address will result in an interruption of purchases, redemptions or distributions, as described herein. If the United States Post Office or another carrier returns mailings sent to the shareholder as undeliverable, future mailings will be suppressed. Further, under such circumstances, if the shareholder has elected to receive income dividends and capital gains distributions in cash, subsequent distributions will automatically be reinvested back into the shareholder’s account until the address on the account has been updated. In the event a Fund is liquidated, direct account liquidation proceeds may be withheld from distribution pending the receipt of further instructions or until required to be transferred to the applicable state pursuant to applicable unclaimed property laws.

Mail suppression, described above, and a lack of shareholder-initiated activity will impact whether a shareholder’s Fund direct account is subject to escheatment under applicable law.

Shareholders should contact their financial advisor or PIMCO at 888.87.PIMCO for further information about state unclaimed property laws and/or to update their address or to generate shareholder-initiated activity in your account(s). For general information about unclaimed property rules, shareholders should visit the National Association of Unclaimed Property Administrators website at www.unclaimed.org. Shareholders may also visit pimco.com/investments/unclaimedproperty for a brief Q&A on the topic.

Deceased Shareholders. If PIMCO receives information confirming that a Fund direct account shareholder is deceased, to protect that shareholder and his or her beneficiaries, any Automatic Investment Plan, Automatic Exchange Plan and Automatic Withdrawal Plan in the account(s) associated with the shareholder will be suspended, and future cash dividends and/or capital gain payments will be reinvested back in such account(s) until such time as the authorized beneficiary or designee provides adequate instructions to the Fund regarding such account. To determine what documentation is needed to transfer ownership of an account, shareholders should contact the transfer agent at 888.87.PIMCO. In the event a Fund is liquidated, direct account liquidation proceeds will be sent to the shareholder of record.

Custodial Risks for Shares Held Through Third-Party Financial Intermediaries

Certain share classes of the Funds are available for purchase directly through the Distributor, in which case the shareholder will be a registered owner of Fund shares as reflected on the Fund’s books and records as maintained by the Transfer Agent.

Alternatively, shares of the Funds are available through broker-dealers, banks or other financial firms that permit their customers to purchase and custody Fund shares through them under nominee arrangements (where the financial firms serve as registered owners of the Fund shares) or under arrangements in which the financial firms may open shareholder accounts and provide instructions to the Fund through the National Securities Clearing Corporation’s Fund/SERV platform. The manner in which these financial firms custody an investor’s Fund shares or the extent to which they may provide instructions to the Fund concerning an investor’s shareholder account with the Fund may vary by firm, including based on its arrangements with the Distributor or PIMCO and their level of participation on Fund/SERV. Shareholders should consult their financial firm for details.

As disclosed above, in some cases, the Distributor or PIMCO have arrangements with financial firms under which they may provide recordkeeping, shareholder services or other services with respect to the Funds, their shares and shareholders. However, these financial firms are not acting as agents of the Fund, the Trust or its Transfer Agent, the Distributor or PIMCO when maintaining custody or control of Fund shares for their customers or providing instructions to the Fund concerning an investor’s shareholder account with the Fund, and their responsibilities are a function of their relationship to their customers and applicable law. None of the Funds, the Trust, PIMCO or the Distributor is responsible for the manner in which any financial firm maintains custody or control of Fund shares on behalf of its customers.

Securities such as Fund shares held in the custody of financial firm may be subject to risks of, among other things, misappropriation, cyber attacks or delays in the availability of such securities if the financial firm becomes subject to a bankruptcy or insolvency proceeding under the Securities Investor Protection Act or other applicable law.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report, when available, will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held in a Fund account, call PIMCO Funds at 888.87.PIMCO. You will receive the additional copy within 30 days after receipt of your request by PIMCO Funds. Alternatively, if your shares are held through a financial institution, please contact the financial institution.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Trust and for the other investment advisory clients of PIMCO are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investments by the Funds also may be appropriate for other clients served by PIMCO. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time, including accounts in which PIMCO, its officers or employees may have a financial interest. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by PIMCO is considered at or about the same time, transactions in such securities will be allocated among the Fund and other clients pursuant to PIMCO’s trade allocation policy that is designed to ensure that all accounts, including the Funds, are treated fairly, equitably, and in a non-preferential manner, such that allocations are not based upon fee structure or portfolio manager preference.

PIMCO may acquire on behalf of its clients (including the Trust) securities or other financial instruments providing exposure to different aspects of the capital and debt structure of an issuer, including without limitation those that relate to senior and junior/subordinate obligations of such issuer. In certain circumstances, the interests of those clients exposed to one portion of the issuer’s capital and debt structure may diverge from those clients exposed to a different portion of the issuer’s capital and debt structure. PIMCO may advise some clients or take actions for them in their best interests with respect to their exposures to an issuer’s capital and debt structure that may diverge from the interests of other clients with different exposures to the same issuer’s capital and debt structure.

PIMCO may aggregate orders for the Funds with simultaneous transactions entered into on behalf of other clients of PIMCO when, in PIMCO’s reasonable judgment, aggregation may result in an overall economic benefit to the Funds and other clients in terms of pricing, brokerage commissions or other expenses. When feasible, PIMCO allocates trades prior to execution. When pre-execution allocation is not feasible, PIMCO promptly allocates trades following established and objective procedures. Allocations generally are made at or about the time of execution and before the end of the trading day. As a result, one account may receive a price for a particular transaction that is different from the price received by another account for a similar transaction on the same day. In general, trades are allocated among portfolio managers on a pro rata basis (to the extent a portfolio manager decides to participate fully in the trade), for further allocation by each portfolio manager among that manager’s eligible accounts. In allocating trades among accounts, portfolio managers generally consider a number of factors, including, but not limited to, each account’s deviation (in terms of risk exposure and/or performance characteristics) from a relevant model portfolio, each account’s investment objectives, restrictions and guidelines, its risk exposure, its available cash, and its existing holdings of similar securities. Once trades are allocated, they may be reallocated only in unusual circumstances due to recognition of specific account restrictions.

In some cases, PIMCO may sell a security on behalf of a client, including the Funds, to a broker-dealer that thereafter may be purchased for the accounts of one or more of PIMCO’s other clients, including the Funds, from that or another broker-dealer. PIMCO has adopted procedures it believes are reasonably designed to obtain the best execution for the transactions by each account.

Brokerage and Research Services

There is generally no stated commission in the case of fixed income securities, which are often traded in the OTC markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. Transactions in fixed income securities on certain foreign exchanges may involve commission payments.

PIMCO places all orders for the purchase and sale of portfolio securities, options and futures contracts for the relevant Fund and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, PIMCO uses its best efforts to obtain for the Trust the best execution available. In seeking best execution, PIMCO, having in mind the Trust’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. Changes in the aggregate amount of brokerage commissions paid by a Fund from year-to-year may be attributable to changes in the asset size of the Fund, the volume of portfolio transactions effected by the Fund, the types of instruments in which the Fund invests, or the rates negotiated by PIMCO on behalf of the Funds.

Brokerage Commissions Paid

For the fiscal years ended March 31, 2016, 2015 and 2014, the following amounts of brokerage commissions were paid by each operational Fund:

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014

PIMCO All Asset Fund	$ 545	$ 0	$ 0
PIMCO All Asset All Authority Fund	430	0	0
PIMCO California Intermediate Municipal Bond Fund	0	0	230
PIMCO California Municipal Bond Fund	62	0	0
PIMCO Capital Securities and Financials Fund	1,155	0	0
PIMCO CommoditiesPLUS® Strategy Fund	139,248	647,198	2,536,850
PIMCO CommodityRealReturn Strategy Fund®	445,963	376,672	1,264,088
PIMCO Credit Absolute Return Fund	85,238	162,004	97,374
PIMCO Diversified Income Fund	21,223	340,109	249,211
PIMCO RAE Fundamental PLUS EMG Fund	139,745	145,525	118,660
PIMCO RAE Low Volatility PLUS EMG Fund	220,222	303,620	4,125
PIMCO Emerging Local Bond Fund	2,949	2,873	11,424
PIMCO Emerging Markets Bond Fund	2,495	4,082	10,575
PIMCO Emerging Markets Corporate Bond Fund	0	2,649	6,251
PIMCO Emerging Markets Currency Fund	0	338	0
PIMCO Extended Duration Fund	542	1,861	1,230

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014

PIMCO Floating Income Fund	9,715	159,040	170,312
PIMCO Foreign Bond Fund (Unhedged)	105,701	131,397	203,883
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	432,500	374,090	387,897
PIMCO RAE Fundamental Advantage PLUS Fund	98,276	169,696	175,016
PIMCO RAE Fundamental PLUS Fund	167,867	196,761	60,272
PIMCO Global Advantage® Strategy Bond Fund	93,989	64,589	172,952
PIMCO Global Bond Fund (Unhedged)	45,959	39,457	52,958
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	51,357	27,619	29,146
PIMCO Global Multi-Asset Fund	520,236	725,034	1,685,374
PIMCO GNMA Fund	419	0	0
PIMCO High Yield Fund	0	0	5,949
PIMCO High Yield Municipal Bond Fund	1,621	0	367
PIMCO Income Fund	111,431	77,297	32,272
PIMCO Inflation Response Multi-Asset Fund	159,554	163,827	290,928
PIMCO RAE Fundamental PLUS International Fund	72,287	171,745	58,374
PIMCO StocksPLUS® International Fund (Unhedged)	70,668	89,832	93,941
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	370,169	166,231	96,687
PIMCO RAE Low Volatility PLUS International Fund	139,004	215,003	5,665
PIMCO Investment Grade Corporate Bond Fund	133,480	288,630	228,294
PIMCO Long Duration Total Return Fund	7,460	23,219	28,434
PIMCO Long-Term Credit Fund	57,415	209,546	109,146
PIMCO Long-Term U.S. Government Fund	2,365	20,051	7,753
PIMCO Low Duration Fund	561,333	609,647	751,409
PIMCO Low Duration Fund II	11,102	22,019	28,599
PIMCO Low Duration Fund III	9,121	10,443	8,761
PIMCO RAE Low Volatility PLUS Fund	49,896	62,014	1,533
PIMCO Moderate Duration Fund	131,063	109,958	71,316
PIMCO Mortgage Opportunities Fund	193,825	8,947	712
PIMCO Mortgage-Backed Securities Fund	297	0	195
PIMCO Multi-Strategy Alternative Fund	2,595	73	N/A
PIMCO Municipal Bond Fund	3,935	0	0
PIMCO National Intermediate Municipal Bond Fund	363	57	48
PIMCO New York Municipal Bond Fund	597	0	0
PIMCO Real Return Asset Fund	99,364	18,260	8,555
PIMCO Real Return Fund	462,906	212,074	244,357
PIMCO Real Return Limited Duration Fund	74	0	0
PIMCO RealEstateRealReturn Strategy Fund	150,718	49,549	39,291
PIMCO RealPathTM 2020 Fund	6,734	8,561	15,218
PIMCO RealPathTM 2025 Fund	7,010	9,569	13,565
PIMCO RealPathTM 2030 Fund	11,937	17,049	24,661
PIMCO RealPathTM 2035 Fund	10,303	13,565	18,425
PIMCO RealPathTM 2040 Fund	12,629	17,859	27,586
PIMCO RealPathTM 2045 Fund	8,326	10,022	12,538
PIMCO RealPathTM 2050 Fund	14,575	14,340	20,233
PIMCO RealPathTM 2055 Fund	504	209	N/A
PIMCO RealPathTM Income Fund	0	4,363	6,508
PIMCO Short Asset Investment Fund	4,883	2,113	1,285
PIMCO Short-Term Fund	1,237,778	1,220,737	52,030
PIMCO StocksPLUS® Small Fund	120,766	130,299	92,995
PIMCO RAE Fundamental PLUS Small Fund	15,771	32,035	9,340
PIMCO StocksPLUS® Fund	84,144	97,571	105,111
PIMCO StocksPLUS® Long Duration Fund	42,438	76,177	74,415
PIMCO StocksPLUS® Absolute Return Fund	187,949	145,473	127,599
PIMCO StocksPLUS® Short Fund	356,178	398,072	852,607
PIMCO Total Return Fund	7,533,504	11,378,645	5,430,311
PIMCO Total Return Fund II	55,734	111,771	55,209
PIMCO Total Return Fund III	94,074	137,139	75,752
PIMCO Total Return Fund IV	49,657	73,771	23,932
PIMCO TRENDS Managed Futures Strategy Fund	162,092	171,536	19,958

Fund	Year Ended 3/31/2016	Year Ended 3/31/2015	Year Ended 3/31/2014

PIMCO Unconstrained Bond Fund	250,075	1,153,262	580,402
PIMCO Unconstrained Tax Managed Bond Fund	13,584	18,995	18,422
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	94,684	170,428	48,602
PIMCO RAE Worldwide Long/Short PLUS Fund	382,690	124,900	N/A

PIMCO places orders for the purchase and sale of portfolio investments for the Funds’ accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, PIMCO will seek the best execution of the Funds’ orders. In doing so, a Fund may pay higher commission rates than the lowest available when PIMCO believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Trust may use broker-dealers that sell Fund shares to effect the Trust’s portfolio transactions, the Trust and PIMCO will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, PIMCO may receive research services from many broker-dealers with which PIMCO places the Trust’s portfolio transactions. These services, which in some cases also may be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Such information may be provided in the form of meetings with analysts, telephone contacts and written materials. Some of these services are of value to PIMCO in advising various of its clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust would not be reduced in the event that PIMCO and its affiliates received such services. Although PIMCO considers the research products and services it receives from broker-dealers to be supplemental to its own internal research, PIMCO would likely incur additional costs if it had to generate these research products and services through its own efforts or if it paid for these products or services itself.

As permitted by Section 28(e) of the 1934 Act, PIMCO may cause the Trust to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to PIMCO an amount of disclosed commission or spread (sometimes called “soft dollars”) for effecting a securities transaction for the Trust in excess of the commission or spread which another broker-dealer would have charged for effecting that transaction, if PIMCO determines in good faith that the commission is reasonable given the brokerage and/or research services provided by the broker-dealer. PIMCO is typically in a position to make this necessary determination in connection with transactions in equity securities and in other circumstances where there is sufficient transparency to objectively determine the transaction price and commission (e.g., where the commission and transaction price are fully and separately disclosed on the confirmation and the transaction is reported under conditions that provide independent and objective verification of the transaction price), which generally is not the case with transactions in fixed income securities. Accordingly, the provision of brokerage and research services is not typically considered with respect to transactions by the Trust when trading in fixed income securities, although PIMCO may receive research or research-related credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund.

In selecting broker-dealers that provide research or brokerage services that are paid for with soft dollars, potential conflicts of interest may arise between PIMCO and the Trust because PIMCO does not produce or pay for these research or brokerage services, but rather uses brokerage commissions generated by Fund transactions to pay for them. In addition, PIMCO may have an incentive to select a broker-dealer based upon the broker-dealer’s research or brokerage services instead of the broker-dealer’s ability to achieve best execution.

As noted above, PIMCO may purchase new issues of securities for the Trust in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide PIMCO with research in addition to selling the securities (at the fixed public offering price) to the Trust or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Trust, other PIMCO clients, and PIMCO without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

PIMCO may place orders for the purchase and sale of portfolio securities with a broker-dealer that is affiliated to PIMCO where, in PIMCO’s judgment, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

Pursuant to applicable sections under the 1940 Act, a broker-dealer that is an affiliate of the Adviser or sub-adviser may receive and retain compensation for effecting portfolio transactions for a Fund if the commissions paid to such an affiliated broker-dealer by a Fund do not exceed one per centum of the purchase or sale price of such securities.

Since the securities in which certain Funds invest consist primarily of fixed income securities, which are generally not subject to stated brokerage commissions, as described above, their investments in securities subject to stated commissions generally constitute a small percentage of the aggregate dollar amount of their transactions.

SEC rules further require that commissions paid to such an affiliated broker-dealer, or PIMCO by a Fund on exchange transactions not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Funds did not pay any commissions to affiliated brokers during the fiscal years ended March 31, 2016, 2015 and 2014.

The following table sets forth certain information regarding payments from the Funds to the Distributor during the previous fiscal year:

Net Underwriting Discounts and Commissions	Compensation on Redemptions and Purchases	Total Brokerage Commissions

$3,486,114	$2,504,114	$21,524,989

Holdings of Securities of the Trust’s Regular Brokers and Dealers

The following table indicates the value of each operational Fund’s aggregate holdings, in thousands, of the securities of its regular brokers or dealers for the fiscal year ended March 31, 2016.

All Asset All Authority Fund

	State Street Bank & Trust Co.	1,133

California Intermediate Municipal Bond Fund

	State Street Bank & Trust Co.	445

California Municipal Bond Fund

	State Street Bank & Trust Co.	174

California Short Duration Municipal Income Fund

	State Street Bank & Trust Co.	505

Capital Securities and Financials Fund

	Barclays, Inc	1,585

	UBS Securities LLC	1,475

	BNP Paribas Securities Corp.	1,366

	Credit Agricole Securities (USA) Inc.	1,302

	Credit Suisse (USA), Inc.	1,257

	JPMorgan Chase & Co.	1,250

	Wells Fargo & Co.	1,243

CommoditiesPLUS® Strategy Fund

	Wells Fargo & Co.	177,581

	JPMorgan Chase & Co.	59,304

	Goldman Sachs & Co.	48,130

	Credit Agricole Securities (USA) Inc.	38,256

	Banc of America Securities LLC	34,370

	UBS Securities LLC	32,342

	Citigroup Global Markets, Inc.	30,900

	Deutsche Bank Securities, Inc.	20,447

	Morgan Stanley & Co., Inc.	15,020

	Merrill Lynch, Pierce, Fenner, & Smith	7,612

CommodityRealReturn Strategy Fund®

	JPMorgan Chase & Co.	103,373

	Banc of America Securities LLC	63,750

	Goldman Sachs & Co.	42,940

	Morgan Stanley & Co., Inc.	22,807

	Citigroup Global Markets, Inc.	16,989

	Wells Fargo & Co.	15,425

	Barclays, Inc.	11,368

	Merrill Lynch, Pierce, Fenner, & Smith	10,442

	Credit Suisse (USA), Inc.	9,996

	Credit Agricole Securities (USA) Inc.	8,067

Credit Absolute Return Fund

	Banc of America Securities LLC	24,628

	Credit Suisse (USA), Inc.	9,437

	JPMorgan Chase & Co.	9,054

	Morgan Stanley & Co., Inc.	5,767

	Deutsche Bank Securities, Inc.	4,372

	Merrill Lynch, Pierce, Fenner, & Smith	2,774

	Citigroup Global Markets, Inc.	2,764

	Goldman Sach & Co.	672

	Wells Fargo & Co.	373

	State Street Bank & Trust Co.	303

Diversified Income Fund

	Banc of America Securities LLC	94,173

	JPMorgan Chase & Co.	77,434

	Barclays, Inc.	45,248

	Credit Suisse (USA), Inc.	40,061

	UBS Securities LLC	36,133

	Wells Fargo & Co.	21,889

	Morgan Stanley & Co., Inc.	17,118

	Credit Agricole Securities (USA) Inc.	14,480

	Merrill Lynch, Pierce, Fenner, & Smith	14,125

	Goldman Sachs & Co.	9,060

RAE Fundamental PLUS EMG Fund

	Banc of America Securities LLC	59,799

	JPMorgan Chase & Co.	49,526

	Citigroup Global Markets, Inc.	44,326

	Wells Fargo & Co.	26,800

	Barclays, Inc.	25,480

	Morgan Stanley & Co., Inc.	20,545

	Credit Agricole Securities (USA) Inc.	8,903

	Credit Suisse (USA), Inc.	7,205

	Goldman Sachs & Co.	5,773

	UBS Securities LLC	3,544

Emerging Local Bond Fund

	JPMorgan Chase & Co.	67,452

	Banc of America Securities LLC	15,977

	Wells Fargo & Co.	7,706

	State Street Bank & Trust Co.	3,281

	Deutsche Bank Securities, Inc.	1,788

	Citigroup Global Markets, Inc.	292

	Morgan Stanley & Co., Inc.	196

	Goldman Sachs & Co.	135

Emerging Markets Bond Fund

	Banc of America Securities LLC	3,532

	JPMorgan Chase & Co.	1,725

	State Street Bank & Trust Co.	1,084

	Deutsche Bank Securities, Inc.	815

	Morgan Stanley & Co., Inc.	655

	UBS Securities LLC	603

	Merrill Lynch, Pierce, Fenner, & Smith	597

	Citigroup Global Markets, Inc.	572

	Credit Suisse (USA), Inc.	482

Emerging Markets Corporate Bond Fund

	Goldman Sachs & Co.	683

	State Street Bank & Trust Co.	518

Emerging Markets Currency Fund

	Wells Fargo & Co.	24,923

	UBS Securities LLC	24,529

	JPMorgan Chase & Co.	14,858

	Banc of America Securities LLC	13,724

	State Street Bank & Trust Co.	3,371

	Credit Suisse (USA), Inc.	726

	Goldman Sachs & Co.	367

	Morgan Stanley & Co., Inc.	193

Emerging Markets Full Spectrum Bond Fund

	State Street Bank & Trust Co.	507

RAE Low Volatility PLUS EMG Fund

	Banc of America Securities LLC	121,514

	JPMorgan Chase & Co.	87,357

	Citigroup Global Markets, Inc.	78,456

	Barclays, Inc.	49,396

	Merrill Lynch, Pierce, Fenner, & Smith	34,107

	UBS Securities LLC	30,824

	Credit Agricole Securities (USA) Inc.	25,942

	Goldman Sachs & Co.	23,104

	Wells Fargo & Co.	22,889

	Credit Suisse (USA), Inc.	22,785

Extended Duration Fund
	Barclays, Inc.	1,465

	Wells Fargo & Co.	1,198

	State Street Bank & Trust Co.	516

	Banc of America Securities LLC	399

	JPMorgan Chase & Co.	188

	Credit Suisse (USA), Inc.	1

Floating Income Fund

	Banc of America Securities LLC	13,905

	JPMorgan Chase & Co.	7,411

	Barclays, Inc.	6,003

	UBS Securities LLC	4,792

	Credit Suisse (USA), Inc.	4,186

	Credit Agricole Securities (USA) Inc.	2,427

	Wells Fargo & Co.	1,532

	State Street Bank & Trust Co.	1,421

	Merrill Lynch, Pierce, Fenner, & Smith	903

	BNP Paribas Securities Corp.	872

Foreign Bond Fund (U.S. Dollar-Hedged)

	Banc of America Securities LLC	211,620

	JPMorgan Chase & Co.	169,392

	Citigroup Global Markets, Inc.	84,369

	UBS Securities LLC	73,225

	Barclays, Inc.	56,541

	Morgan Stanley & Co., Inc.	49,528

	Wells Fargo & Co.	46,987

	RBC Capital Markets Corp.	26,601

	Credit Suisse (USA), Inc.	25,572

	Deutsche Bank Securities, Inc.	16,180

Foreign Bond Fund (Unhedged)

	JPMorgan Chase & Co.	47,693

	Banc of America Securities LLC	26,158

	UBS Securities LLC	20,837

	Citigroup Global Markets, Inc.	20,593

	Barclays, Inc.	14,331

	Credit Suisse (USA), Inc.	13,185

	Morgan Stanley & Co., Inc.	8,644

	Goldman Sachs & Co.	6,895

	Wells Fargo & Co.	5,517

	RBC Capital Markets Corp.	3,231

RAE Fundamental Advantage PLUS Fund

	JPMorgan Chase & Co.	36,838

	Banc of America Securities LLC	33,415

	Merrill Lynch, Pierce, Fenner, & Smith	10,879

	Citigroup Global Markets, Inc.	4,747

	Wells Fargo & Co.	3,909

	Barclays, Inc.	3,200

	UBS Securities LLC	2,448

	Credit Agricole Securities (USA) Inc.	2,348

	BNP Paribas Securities Corp.	581

	State Street Bank & Trust Co.	574

RAE Fundamental PLUS Fund

	Banc of America Securities LLC	136,504

	JPMorgan Chase & Co.	61,644

	Citigroup Global Markets, Inc.	56,103

	UBS Securities LLC	27,927

	Barclays, Inc.	24,306

	Credit Suisse (USA), Inc.	17,547

	Morgan Stanley & Co., Inc.	17,114

	Wells Fargo & Co.	15,027

	Goldman Sachs & Co.	5,688

	Merrill Lynch, Pierce, Fenner, & Smith	3,883

Global Advantage® Strategy Bond Fund

	Banc of America Securities LLC	44,387

	JPMorgan Chase & Co.	21,922

	Barclays, Inc.	15,118

	UBS Securities LLC	12,396

	Wells Fargo & Co.	11,922

	Deutsche Bank Securities, Inc.	7,315

	Citigroup Global Markets, Inc.	6,068

	Goldman Sachs & Co.	5,032

	Morgan Stanley & Co., Inc.	5,003

	RBC Capital Markets Corp.	2,424

Global Bond Fund (U.S. Dollar-Hedged)

	Banc of America Securities LLC	19,286

	JPMorgan Chase & Co.	12,997

	Citigroup Global Markets, Inc.	10,135

	Morgan Stanley & Co., Inc.	9,565

	Wells Fargo & Co.	6,087

	Barclays, Inc.	5,457

	UBS Securities LLC	4,595

	Credit Suisse (USA), Inc.	3,378

	Goldman Sachs & Co.	2,282

	RBC Capital Markets Corp.	1,717

Global Bond Fund (Unhedged)

	JPMorgan Chase & Co.	25,110

	Banc of America Securities LLC	7,857

	Wells Fargo & Co.	4,557

	Citigroup Global Markets, Inc.	4,552

	Morgan Stanley & Co., Inc.	3,659

	UBS Securities LLC	3,517

	Barclays, Inc.	3,422

	Merrill Lynch, Pierce, Fenner, & Smith	3,337

	RBC Capital Markets Corp.	1,414

	Credit Agricole Securities (USA) Inc.	1,198

Global Multi-Asset Fund

	Citigroup Global Markets, Inc.	16,864

	BNP Paribas Securities Corp.	10,800

	JPMorgan Chase & Co.	10,336

	Goldman Sachs & Co.	8,447

	Deutsche Bank Securities, Inc.	7,000

	Wells Fargo & Co.	6,877

	UBS Securities LLC	6,368

	Banc of America Securities LLC	4,639

GNMA Fund

	JPMorgan Chase & Co.	5,746

	Wells Fargo & Co.	3,613

	Credit Suisse (USA), Inc.	1,893

	UBS Securities LLC	1,797

	Banc of America Securities LLC	636

	Merrill Lynch, Pierce, Fenner, & Smith	455

Government Money Market Fund

	BNP Paribas Securities Corp.	25,700

	Credit Agricole Securities (USA) Inc.	25,700

	RBC Capital Markets Corp.	25,700

	Wells Fargo & Co.	25,700

	Goldman Sachs & Co.	16,900

	Banc of America Securities LLC	6,700

	State Street Bank & Trust Co.	2,741

High Yield Fund

	Credit Agricole Securities (USA) Inc.	62,768

	BNP Paribas Securities Corp.	36,340

	Barclays, Inc.	28,801

	Credit Suisse (USA), Inc.	23,851

	Banc of America Securities LLC	14,994

	State Street Bank & Trust Co.	5,556

	JPMorgan Chase & Co.	260

	Morgan Stanley & Co., Inc.	196

	Citigroup Global Markets, Inc.	82

	Goldman Sachs & Co.	28

High Yield Municipal Bond Fund

	State Street Bank & Trust Co.	1,306

High Yield Spectrum Fund

	Credit Agricole Securities (USA) Inc.	14,052

	Barclays, Inc.	10,460

	Credit Suisse (USA), Inc.	4,739

	BNP Paribas Securities Corp.	4,359

	Banc of America Securities LLC	2,453

Income Fund

	Banc of America Securities LLC	3,433,294

	JPMorgan Chase & Co.	3,181,468

	Goldman Sachs & Co.	757,193

	Morgan Stanley & Co., Inc.	710,049

	Citigroup Global Markets, Inc.	646,892

	Credit Agricole Securities (USA) Inc.	583,972

	UBS Securities LLC	522,239

	Deutsche Bank Securities, Inc.	469,270

	Wells Fargo & Co.	418,717

	Merrill Lynch, Pierce, Fenner, & Smith	379,756

Inflation Response Multi-Asset Fund

	Banc of America Securities LLC	21,291

	JPMorgan Chase & Co.	15,592

	UBS Securities LLC	12,902

	Deutsche Bank Securities, Inc.	6,774

	Barclays, Inc.	5,395

	Goldman Sachs & Co.	4,794

	Citigroup Global Markets, Inc.	3,943

	Morgan Stanley & Co., Inc.	3,761

	Wells Fargo & Co.	1,943

	Merrill Lynch, Pierce, Fenner, & Smith	990

RAE Fundamental PLUS International Fund

	Banc of America Securities LLC	40,986

	JPMorgan Chase & Co.	25,777

	Citigroup Global Markets, Inc.	17,851

	Morgan Stanley & Co., Inc.	8,729

	Goldman Sachs & Co.	6,502

	Barclays, Inc.	6,407

	Credit Suisse (USA), Inc.	5,672

	Wells Fargo & Co.	3,663

	Merrill Lynch, Pierce, Fenner, & Smith	2,377

	UBS Securities LLC	860

StocksPLUS® International Fund (U.S. Dollar-Hedged)

	Banc of America Securities LLC	97,207

	JPMorgan Chase & Co.	39,020

	Barclays, Inc.	30,096

	Wells Fargo & Co.	21,616

	Morgan Stanley & Co., Inc.	21,352

	Goldman Sachs & Co.	19,428

	Citigroup Global Markets, Inc.	18,211

	Credit Agricole Securities (USA) Inc.	16,769

	Merrill Lynch, Pierce, Fenner, & Smith	14,833

	UBS Securities LLC	11,249

StocksPLUS® International Fund (Unhedged)

	Banc of America Securities LLC	53,437

	JPMorgan Chase & Co.	29,231

	Citigroup Global Markets, Inc.	24,203

	Morgan Stanley & Co., Inc.	18,452

	Barclays, Inc.	17,156

	Wells Fargo & Co.	12,879

	Goldman Sachs & Co.	10,775

	Merrill Lynch, Pierce, Fenner, & Smith	5,579

	Credit Suisse (USA), Inc.	5,321

	Credit Agricole Securities (USA) Inc.	4,584

RAE Low Volatility PLUS International Fund

	JPMorgan Chase & Co.	128,222

	Banc of America Securities LLC	67,860

	Citigroup Global Markets, Inc.	28,067

	UBS Securities LLC	22,057

	Goldman Sachs & Co.	21,872

	Merrill Lynch, Pierce, Fenner, & Smith	21,026

	Wells Fargo & Co.	15,255

	Barclays, Inc.	14,839

	Credit Agricole Securities (USA) Inc.	14,542

	Morgan Stanley & Co., Inc.	14,076

Investment Grade Corporate Bond Fund

	Banc of America Securities LLC	388,357

	JPMorgan Chase & Co.	277,053

	Goldman Sachs & Co.	200,676

	Wells Fargo & Co.	169,617

	UBS Securities LLC	122,795

	Credit Suisse (USA), Inc.	95,556

	Citigroup Global Markets, Inc.	92,098

	Barclays, Inc.	61,419

	Morgan Stanley & Co., Inc.	57,075

	BNP Paribas Securities Corp.	39,095

Long Duration Total Return Fund

	JPMorgan Chase & Co.	99,994

	Banc of America Securities LLC	50,492

	Wells Fargo & Co.	64,062

	Deutsche Bank Securities, Inc.	31,849

	Goldman Sachs & Co.	30,890

	Barclays, Inc.	22,907

	Credit Suisse (USA), Inc.	19,077

	Citigroup Global Markets, Inc.	15,205

	Credit Agricole Securities (USA) Inc.	11,077

Long-Term Credit Fund

	JPMorgan Chase & Co.	69,788

	Wells Fargo & Co.	53,347

	UBS Securities LLC	47,270

	Banc of America Securities LLC	36,066

	Morgan Stanley & Co., Inc.	20,375

	Goldman Sachs & Co.	19,119

	Citigroup Global Markets, Inc.	13,980

	Credit Suisse (USA), Inc.	13,951

	Credit Agricole Securities (USA) Inc.	13,027

	Barclays, Inc.	10,105

Long-Term U.S. Government Fund

	Banc of America Securities LLC	12,963

	Credit Suisse (USA), Inc.	10,962

	JPMorgan Chase & Co.	6,049

	State Street Bank & Trust Co.	2,991

	Wells Fargo & Co.	906

Low Duration Fund

	JPMorgan Chase & Co.	456,222

	Banc of America Securities LLC	319,369

	Citigroup Global Markets, Inc.	301,502

	Wells Fargo & Co.	232,698

	Goldman Sachs & Co.	217,911

	UBS Securities LLC	138,527

	Credit Suisse (USA), Inc.	108,289

	Morgan Stanley & Co., Inc.	80,251

	Credit Agricole Securities (USA) Inc.	79,308

	Merrill Lynch, Pierce, Fenner, & Smith	17,717

Low Duration Fund II

	JPMorgan Chase & Co.	14,695

	Wells Fargo & Co.	13,669

	Banc of America Securities LLC	11,390

	Goldman Sachs & Co.	10,163

	Morgan Stanley & Co., Inc.	5,637

	Citigroup Global Markets, Inc.	5,215

	Credit Suisse (USA), Inc.	3,154

	UBS Securities LLC	1,143

	Merrill Lynch, Pierce, Fenner, & Smith	726

	State Street Bank & Trust Co.	679

Low Duration Fund III

	Banc of America Securities LLC	7,756

	JPMorgan Chase & Co.	6,306

	Citigroup Global Markets, Inc.	5,166

	Goldman Sachs & Co.	3,813

	Credit Suisse (USA), Inc.	3,390

	Wells Fargo & Co.	2,659

	UBS Securities LLC	2,211

	Credit Agricole Securities (USA) Inc.	1,287

	Morgan Stanley & Co., Inc.	1,018

	Merrill Lynch, Pierce, Fenner, & Smith	316

RAE Low Volatility PLUS Fund

	Banc of America Securities LLC	24,397

	JPMorgan Chase & Co.	6,662

	Credit Agricole Securities (USA) Inc.	3,189

	Citigroup Global Markets, Inc.	2,963

	UBS Securities LLC	2,916

	Goldman Sachs & Co.	2,905

	Morgan Stanley & Co., Inc.	2,299

	Wells Fargo & Co.	1,892

	Merrill Lynch, Pierce, Fenner, & Smith	1,789

	Barclays, Inc.	1,697

Moderate Duration Fund

	Banc of America Securities LLC	65,267

	JPMorgan Chase & Co.	51,194

	Wells Fargo & Co.	36,330

	Citigroup Global Markets, Inc.	34,728

	Morgan Stanley & Co., Inc.	29,490

	Credit Suisse (USA), Inc.	14,369

	UBS Securities LLC	11,321

	Goldman Sachs & Co.	6,675

	Barclays, Inc.	6,349

	State Street Bank & Trust Co.	2,731

Money Market Fund

	JPMorgan Chase & Co.	300,000

	Wells Fargo & Co.	224,400

	State Street Bank & Trust Co.	2,396

Mortgage Opportunities Fund

	JPMorgan Chase & Co.	161,770

	Banc of America Securities LLC	149,417

	Credit Suisse (USA), Inc.	67,091

	Goldman Sachs & Co.	48,844

	Citigroup Global Markets, Inc.	44,544

	Deutsche Bank Securities, Inc.	39,957

	Morgan Stanley & Co., Inc.	37,102

	Wells Fargo & Co.	26,356

	UBS Securities LLC	14,089

	Merrill Lynch, Pierce, Fenner, & Smith	5,013

Mortgage-Backed Securities Fund

	Banc of America Securities LLC	3,205

	JPMorgan Chase & Co.	1,366

	Credit Suisse (USA), Inc.	833

	Citigroup Global Markets, Inc.	816

	Morgan Stanley & Co., Inc.	417

	Goldman Sachs & Co.	374

	Deutsche Bank Securities, Inc.	294

	Wells Fargo & Co.	278

	UBS Securities LLC	217

Municipal Bond Fund

	Banc of America Securities LLC	6,681

National Intermediate Municipal Bond Fund

	State Street Bank & Trust Co.	336

New York Municipal Bond Fund

	State Street Bank & Trust Co.	530

Real Return Asset Fund

	Barclays, Inc.	18,426

	Goldman Sachs & Co.	12,869

	Banc of America Securities LLC	12,103

	Citigroup Global Markets, Inc.	10,390

	Credit Agricole Securities (USA) Inc.	9,204

	JPMorgan Chase & Co.	7,934

	State Street Bank & Trust Co.	4,017

	Credit Suisse (USA), Inc.	2,676

	Morgan Stanley & Co., Inc.	1,118

	Wells Fargo & Co.	399

Real Return Fund

	JPMorgan Chase & Co.	134,653

	Banc of America Securities LLC	134,569

	Barclays, Inc.	78,402

	Goldman Sachs & Co.	62,790

	BNP Paribas Securities Corp.	32,178

	Citigroup Global Markets, Inc.	29,287

	UBS Securities LLC	22,681

	Merrill Lynch, Pierce, Fenner, & Smith	17,939

	Credit Suisse (USA), Inc.	16,862

	Credit Agricole Securities (USA) Inc.	12,112

Real Return Limited Duration Fund

	Banc of America Securities LLC	65

	Goldman Sachs & Co.	52

	JPMorgan Chase & Co.	27

	Citigroup Global Markets, Inc.	14

Real Estate Real Return Strategy Fund

	JPMorgan Chase & Co.	20,511

	Goldman Sachs & Co.	17,514

	Credit Agricole Securities (USA) Inc.	16,616

	Banc of America Securities LLC	7,903

	Barclays, Inc.	5,996

	Deutsche Bank Securities, Inc.	4,059

	Credit Suisse (USA), Inc.	2,796

	Citigroup Global Markets, Inc.	2,717

	UBS Securities LLC	1,018

	Merrill Lynch, Pierce, Fenner, & Smith	426

RealPathTM 2025 Fund

	State Street Bank & Trust Co.	159

RealPathTM 2030 Fund

	State Street Bank & Trust Co.	4109

RealPathTM 2035 Fund

	State Street Bank & Trust Co.	120

RealPathTM 2045 Fund

	State Street Bank & Trust Co.	463

RealPathTM 2050 Fund

	State Street Bank & Trust Co.	120

RealPathTM Income Fund

	State Street Bank & Trust Co.	136

Senior Floating Rate Fund

	State Street Bank & Trust Co.	1,722

Short Asset Investment Fund

	Wells Fargo & Co.	29,228

	Citigroup Global Markets, Inc.	15,854

	Banc of America Securities LLC	12,363

	JPMorgan Chase & Co.	10,467

	Goldman Sachs & Co.	7,649

	Merrill Lynch, Pierce, Fenner, & Smith	6,559

	Morgan Stanley & Co., Inc.	5,415

	Credit Suisse (USA), Inc.	3,491

	UBS Securities LLC	1,998

	Credit Agricole Securities (USA) Inc.	1,397

Short Duration Municipal Income Fund

	State Street Bank & Trust Co.	565

Short-Term Fund

	JPMorgan Chase & Co.	1,014,156

	Banc of America Securities LLC	385,556

	Goldman Sachs & Co.	309,367

	UBS Securities LLC	195,781

	Deutsche Bank Securities, Inc.	167,905

	Credit Suisse (USA), Inc.	164,933

	Citigroup Global Markets, Inc.	161,991

	Credit Agricole Securities (USA) Inc.	130,702

	Morgan Stanley & Co., Inc.	115,264

	Wells Fargo & Co.	104,824

StocksPLUS® Small Fund

	Banc of America Securities LLC	40,962

	JPMorgan Chase & Co.	26,017

	Citigroup Global Markets, Inc.	24,949

	Morgan Stanley & Co., Inc.	12,574

	Barclays, Inc.	11,011

	Merrill Lynch, Pierce, Fenner, & Smith	5,923

	Deutsche Bank Securities, Inc.	5,312

	UBS Securities LLC	4,564

	Credit Suisse (USA), Inc.	3,330

	Wells Fargo & Co.	2,702

RAE Fundamental PLUS Small Fund

	JPMorgan Chase & Co.	4,881

	Banc of America Securities LLC	3,021

	Morgan Stanley & Co., Inc.	1,279

	Deutsche Bank Securities, Inc.	678

	Goldman Sachs & Co.	657

	State Street Bank & Trust Co.	545

	Credit Suisse (USA), Inc.	444

	Citigroup Global Markets, Inc.	256

	Barclays, Inc.	202

	Credit Agricole Securities (USA) Inc.	200

StocksPLUS® Absolute Return Fund

	Banc of America Securities LLC	97,268

	JPMorgan Chase & Co.	48,497

	Morgan Stanley & Co., Inc.	22,799

	Barclays, Inc.	17,648

	Citigroup Global Markets, Inc.	15,172

	Credit Agricole Securities (USA) Inc.	8,584

	Credit Suisse (USA), Inc.	4,806

	UBS Securities LLC	2,327

	Merrill Lynch, Pierce, Fenner, & Smith	1,804

StocksPLUS® Short Fund

	JPMorgan Chase & Co.	98,339

	Banc of America Securities LLC	94,971

	Citigroup Global Markets, Inc.	56,311

	Barclays, Inc. 06-1031656	35,474

	Morgan Stanley & Co., Inc.	34,599

	Goldman Sachs & Co.	32,513

	Merrill Lynch, Pierce, Fenner, & Smith	22,348

	UBS Securities LLC	15,040

	Wells Fargo & Co.	14,726

	Deutsche Bank Securities, Inc.	7,747

StocksPLUS® Fund

	JPMorgan Chase & Co.	29,955

	Wells Fargo & Co.	29,032

	Banc of America Securities LLC	27,256

	Citigroup Global Markets, Inc.	23,073

	Goldman Sachs & Co.	21,745

	Barclays, Inc.	10,114

	Morgan Stanley & Co., Inc.	7,694

	RBC Capital Markets Corp.	7,174

	UBS Securities LLC	6,907

	Merrill Lynch, Pierce, Fenner, & Smith	6,116

StocksPLUS® Long Duration Fund

	Wells Fargo & Co.	6,612

	JPMorgan Chase & Co.	5,545

	Barclays, Inc.	4,232

	Goldman Sachs & Co.	2,806

	Banc of America Securities LLC	2,280

	Deutsche Bank Securities, Inc.	2,182

	Citigroup Global Markets, Inc.	2,003

	UBS Securities LLC	1,469

	BNP Paribas Securities Corp.	806

	Credit Suisse (USA), Inc.	790

Total Return Fund

	JPMorgan Chase & Co.	3,158,214

	Banc of America Securities LLC	2,932,744

	Barclays, Inc.	1,179,099

	Wells Fargo & Co.	1,058,320

	Credit Suisse (USA), Inc.	757,935

	Citigroup Global Markets, Inc.	617,074

	Morgan Stanley & Co., Inc.	536,795

	UBS Securities LLC	457,118

	Credit Agricole Securities (USA) Inc.	434,903

	Goldman Sachs & Co.	408,236

Total Return Fund II

	JPMorgan Chase & Co.	52,961

	Banc of America Securities LLC	29,791

	Credit Suisse (USA), Inc.	24,429

	Morgan Stanley & Co., Inc.	22,976

	Citigroup Global Markets, Inc.	22,348

	Wells Fargo & Co.	18,361

	UBS Securities LLC	13,986

	Deutsche Bank Securities, Inc.	10,239

	Goldman Sachs & Co.	8,800

	Merrill Lynch, Pierce, Fenner, & Smith	3,570

Total Return Fund III

	JPMorgan Chase & Co.	40,432

	Banc of America Securities LLC	36,748

	Wells Fargo & Co.	25,383

	Morgan Stanley & Co., Inc.	13,366

	UBS Securities LLC	9,124

	Barclays, Inc.	6,366

	Citigroup Global Markets, Inc.	6,335

	Credit Agricole Securities (USA) Inc.	6,037

	Goldman Sachs & Co.	4,507

	State Street Bank & Trust Co.	4,226

Total Return Fund IV

	Goldman Sachs & Co.	43,724

	Banc of America Securities LLC	35,874

	JPMorgan Chase & Co.	33,184

	Wells Fargo & Co.	30,187

	Morgan Stanley & Co., Inc.	27,319

	Citigroup Global Markets, Inc.	21,095

	Barclays, Inc.	12,784

	RBC Capital Markets Corp.	10,302

	UBS Securities LLC	8,613

	State Street Bank & Trust Co.	6,413

TRENDS Managed Futures Strategy Fund

	Deutsche Bank Securities, Inc.	13,800

	Banc of America Securities LLC	11,689

	Wells Fargo & Co.	9,594

	Goldman Sachs & Co.	6,092

	UBS Securities LLC	4,967

	JPMorgan Chase & Co.	2,339

	Citigroup Global Markets, Inc.	1,997

	Credit Agricole Securities (USA) Inc.	1,994

	Barclays, Inc.	1,502

	Credit Suisse (USA), Inc.	1,492

Unconstrained Bond Fund

	Banc of America Securities LLC	488,877

	JPMorgan Chase & Co.	337,943

	Morgan Stanley & Co., Inc.	129,035

	Barclays, Inc.	98,626

	UBS Securities LLC	63,331

	Citigroup Global Markets, Inc.	51,929

	Wells Fargo & Co.	44,822

	Goldman Sachs & Co.	43,498

	Credit Agricole Securities (USA) Inc.	35,641

	Merrill Lynch, Pierce, Fenner, & Smith	23,415

Unconstrained Tax Managed Bond Fund

	JPMorgan Chase & Co.	4,429

	State Street Bank & Trust Co.	1,878

	Banc of America Securities LLC	883

	Barclays, Inc.	202

	Wells Fargo & Co.	156

	Citigroup Global Markets, Inc.	114

	Goldman Sachs & Co.	84

	Credit Suisse (USA), Inc.	29

RAE Worldwide Fundamental Advantage PLUS Fund

	Banc of America Securities LLC	39,151

	JPMorgan Chase & Co.	12,462

	Goldman Sachs & Co.	9,143

	Wells Fargo & Co.	6,321

	Citigroup Global Markets, Inc.	4,759

	UBS Securities LLC	2,836

	Morgan Stanley & Co., Inc.	2,344

	Barclays, Inc.	1,715

	Credit Suisse (USA), Inc.	1,512

	Deutsche Bank Securities, Inc.	555

RAE Worldwide Long/Short PLUS

	Banc of America Securities LLC	132,305

	JPMorgan Chase & Co.	77,561

	Citigroup Global Markets, Inc.	45,767

	Morgan Stanley & Co., Inc.	41,298

	Wells Fargo & Co.	37,651

	Barclays, Inc.	31,467

	Credit Agricole Securities (USA) Inc.	17,942

	Merrill Lynch, Pierce, Fenner, & Smith	12,713

	Credit Suisse (USA), Inc.	10,943

	UBS Securities LLC	10,041

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” PIMCO manages the Funds without regard generally to restrictions on portfolio turnover. See “Taxation” below. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. Trading in equity securities involves the payment of brokerage commissions, which are transaction costs paid by a Fund. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

The portfolio turnover rate of a Fund is calculated by dividing: (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by; (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and any short sales that the Fund does not intend to maintain for more than one year. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each Fund that was operational as of the Trust’s most recent fiscal year end are provided in the applicable Prospectuses under the “Financial Highlights.”

The PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Emerging Markets Full Spectrum Bond, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset, PIMCO Multi-Strategy Alternative and the PIMCO RealPathTM Funds indirectly bear the expenses associated with the portfolio turnover of the Underlying PIMCO Funds (and unaffiliated funds, in the case of PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO Multi-Strategy Alternative Fund and the PIMCO RealPathTM Funds), which may have fairly high portfolio turnover rates (i.e., in excess of 100%). Shareholders in the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Emerging Markets Full Spectrum Bond, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset, PIMCO Multi-Strategy Alternative and PIMCO RealPathTM Funds also bear expenses directly or indirectly through sales of securities held by the Funds and the Underlying PIMCO Funds (and unaffiliated funds, in the case of PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO Multi-Strategy Alternative Fund and the PIMCO RealPathTM Funds), which result in realization of taxable capital gains. To the extent such gains relate to securities held for one year or less, such gains will be short-term taxable gains taxed at ordinary income tax rates when distributed to shareholders who are individuals.

The PIMCO Municipal Bond Fund, PIMCO California Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO RealPathTM 2025 Fund, PIMCO RealPathTM 2030 Fund, PIMCO RealPathTM 2035 Fund, PIMCO RealPathTM 2040 Fund, PIMCO RealPathTM 2045 Fund, PIMCO RealPathTM 2050 Fund, PIMCO RealPathTM 2055 Fund and PIMCO Multi-Strategy Alternative Fund each experienced an increased portfolio turnover rate compared to its prior year. These Funds’ trading activity increased during the period ended March 31, 2016 when compared to the prior period ended March 31, 2015.

Disclosure of Portfolio Holdings

Policies and Procedures Generally. The Trust has adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Funds (the “Disclosure Policy”). The Disclosure Policy is designed to protect the confidentiality of the Funds’ non-public portfolio holdings information, to prevent the selective disclosure of such information, and to ensure compliance by PIMCO and the Funds with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty. PIMCO serves as investment adviser to various funds, including exchange-traded funds, that may have investment objectives, strategies and portfolio holdings that are substantially similar to or overlap with those of the Funds, and in some cases, these funds may publicly disclose portfolio holdings on a more frequent basis than is required for the Funds. For example, portfolio holdings for PIMCO advised actively managed exchange-traded funds are required, by the terms of the applicable SEC exemptive relief, to be publicly disclosed each business day. Similarly, PIMCO serves as an investment adviser to separate accounts that may have investment objectives, strategies and portfolio holdings that are substantially similar to or overlap with those of the Funds, and the separate account holdings that are disclosed to the client or others under the terms of the client’s investment management agreement could be similar or identical to Fund holdings. As a result, it is possible that other market participants may use such information for their own benefit, which could negatively impact the Funds’ execution of purchase and sale transactions.

Monitoring and Oversight. The Trust’s Chief Compliance Officer (“CCO”) is responsible for ensuring that PIMCO has adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent the CCO considers necessary, the CCO shall monitor PIMCO’s compliance with its policies and procedures.

Any exceptions to the Disclosure Policy may be made only if approved by the CCO upon determining that the exception is in the best interests of the Fund. The CCO must report any exceptions made to the Disclosure Policy to the Trust’s Board of Trustees at its next regularly scheduled meeting.

Quarterly Disclosure. The Funds will publicly disclose the complete schedule of each Fund’s holdings, as reported on a fiscal quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC. You may view a Fund’s complete schedule of portfolio holdings for the most recently completed quarter online at www.pimco.com/investments, or obtain a copy of the schedule by calling PIMCO at 1-800-927-4648. Except as provided below under “Disclosure of Portfolio Holdings—Monthly/Weekly Disclosure,” this information will be available no earlier than the day on which it is transmitted to shareholders in the Funds’ annual and semi-annual reports, or filed with the SEC on Form N-Q, which will occur on or about the sixtieth day after a fiscal quarter’s end.

The Funds file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Monthly/Weekly Disclosure. The PIMCO Short Asset Investment Fund will publicly disclose the complete schedule of the Fund’s holdings, as reported on a month-end basis, free of charge in a manner determined by PIMCO. This information will be available no earlier than five days after such month-end. If the fifth day falls on a weekend or other non-business day, such information will be made available on the following business day.

The PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds will publicly disclose the complete schedule of each Fund’s holdings, as reported on a week-end basis, free of charge in a manner determined by PIMCO. This information will be available no earlier than five days after such week-end. If the fifth day falls on a weekend or other non-business day, such information will be made available on the following business day.

Generally, the PIMCO Short Asset Investment, PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds will disclose their respective portfolio holdings as permitted according to the preceding two paragraphs. However, from time to time, the portfolio manager(s) of a Fund may determine that it is in the Fund’s best interest not to disclose this information pursuant to the schedule set forth above. In such a case, the portfolio manager(s) must provide a written explanation to the Fund’s CCO as to why the portfolio manager(s) believe(s) it is in the best interests of the Fund to not make the disclosure at that time. The CCO or his or her designee shall determine whether to withhold the issuance of the Fund’s portfolio holdings information. The past performance of a particular holding or of a Fund’s portfolio relative to similar funds shall not be a factor in making this determination.

If the CCO or his or her designee determines not to disclose the Fund’s portfolio holdings as of a particular date pursuant to the schedule set forth above, no new portfolio holdings information for the Fund shall be disclosed as of that date. The Fund may continue to disclose portfolio holdings information from the prior period, provided that the date of such information is disclosed.

Defaulted/Distressed Securities. PIMCO may, in its discretion, publicly disclose portfolio holdings information at any time with respect to securities held by the Funds that are in default or experiencing a negative credit event. Any such disclosure will be broadly disseminated via PIMCO’s website at www.pimco.com/investments, the Distributor’s website at www.pimco.com/investments, or by similar means.

Confidential Dissemination of Portfolio Holdings Information. No disclosure of non-public portfolio holdings information may be made to any unaffiliated third party except as set forth in the Disclosure Policy. This prohibition does not apply to information sharing with the Funds’ service providers, such as the Funds’ investment adviser, sub-advisers (if any), distributor, custodian, transfer agent, administrator, sub-administrator (if any), accountant, counsel, securities class action claims services administrator, financial printer, proxy voting agent, lender, service providers to PIMCO or to PIMCO affiliates who may perform services or assist PIMCO in the performance of services for or on behalf of a Fund and other select third party service providers (collectively, the “Service Providers”), who generally need access to such information in the performance of their contractual duties and responsibilities. Such Service Providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

Each Fund or PIMCO may, to the extent permitted under applicable law, distribute non-public information regarding a Fund, including portfolio holdings information, more frequently to certain third parties that have a legitimate business purpose in receiving such information, including, but not limited to, mutual fund analysts and rating and ranking organizations, pricing information vendors, analytical service providers, certain platform providers and potential Service Providers; provided, however, that any recipient of non-public information shall be subject to a confidentiality agreement meeting the requirements of the Disclosure Policy. PIMCO currently has an ongoing arrangement to distribute non-public portfolio holdings information for the PIMCO Government Money Market Fund to Moody’s solely for the purpose of Moody’s rating the Fund.

The distribution of non-public information must be authorized by an officer of the Trust after determining the requested disclosure is in the best interests of the Fund and its shareholders and after consulting with and receiving approval from PIMCO’s legal department. The Disclosure Policy does not require a delay between the date of the information and the date on which the information is disclosed; however, any recipient of non-public information will be subject to a confidentiality agreement that contains, at a minimum, provisions specifying that: (1) the Funds’ non-public information provided is the confidential property of the Funds and may not be used for any purpose except in connection with the provision of services to the Funds or for an agreed-upon legitimate business purpose and, in particular, that such information may not be traded upon; (2) except to the extent contemplated by the Disclosure

Policy, the recipient of the non-public information agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (3) upon written request from the Funds or PIMCO, the recipient of the non-public information shall promptly return or destroy the information, except as otherwise required by applicable law or such recipient’s record retention policies and procedures. Neither the Funds nor PIMCO may receive compensation or consideration in connection with the distribution of non-public portfolio holdings information.

Non-Specific Information. Under the Disclosure Policy, the Funds or PIMCO may distribute non-specific information about the Funds and/or summary information about the Funds at any time. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality or character of a Fund’s holdings.

Model Portfolios and Indexes. Certain Funds (the “Index-Replicating Funds”) may obtain exposure to one or more proprietary model portfolios or market capitalization indexes by investing primarily in swaps or other derivatives based on such model portfolio(s) or index(es). Certain disclosures regarding the composition of the model portfolio(s) or index(es) are not considered “portfolio holdings information” for purposes of the Disclosure Policy. In particular, the Index Replicating Funds may publicly disclose the ten largest holdings of the model portfolio or index as of the last calendar day of each month, but not earlier than the tenth business day of the subsequent month.

Large Trade Notifications

A Fund or its agent may from time to time receive notice that a current or prospective shareholder will place, or that a financial intermediary has received, an order for a large trade in a Fund’s shares. The Fund may determine to enter into portfolio transactions in anticipation of that order, even though the order will not be placed or processed until the following business day, as applicable. This practice provides for a closer correlation between the time shareholders place trade orders and the time a Fund enters into portfolio transactions based on those orders, and permits the Fund to be more fully invested in investment securities, in the case of purchase orders, and to more orderly liquidate its investment positions, in the case of redemption orders. On the other hand, the current or prospective shareholder or financial intermediary, as applicable, may not ultimately place or process the order. In this case, a Fund may be required to borrow assets to settle the portfolio transactions entered into in anticipation of that order, and would therefore incur borrowing costs. The Funds may also suffer investment losses on those portfolio transactions. Conversely, the Funds would benefit from any earnings and investment gains resulting from such portfolio transactions.

NET ASSET VALUE

Net asset value is determined as indicated under “How Fund Shares are Priced” in the Prospectuses. All Funds’ net asset value will not be determined on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the securities markets close trading early, the PIMCO Government Money Market and PIMCO Treasury Money Market Funds may close trading early and determine net asset value as of an earlier time.

For all Funds other than the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds, portfolio securities and other assets for which market quotations are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, as is the case for most securities traded OTC, on the basis of either: (i) the mean between representative bid and ask quotations obtained from a quotation reporting system or from established market makers; or (ii) prices (including evaluated prices) supplied by a Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). For exchange-traded securities, market value also may be determined on the basis of the exchange’s Official Closing Price or Settlement instead of the last reported sales prices. Certain exchange-traded equity options may be valued using evaluations from Pricing Services. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or prices provided by Pricing Services, which may take into account appropriate factors such as, without limitation, institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds’ securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During such periods the yield to investors in a Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

The SEC’s regulations require the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds to adhere to certain conditions. The Board of Trustees, as part of its responsibility within the overall duty of care owed to the shareholders, is required to establish procedures reasonably designed, taking into account current market conditions and each Fund’s investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees’ procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board of Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Board of Trustees will take such steps as it considers appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. Each Fund also is required to maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, to limit its investments to instruments having remaining maturities of 397 days or less (except securities held subject to repurchase agreements having 397 days or less maturity) and to invest only in securities determined by PIMCO under procedures established by the Board of Trustees to be of high quality with minimal credit risks. Each Fund may not invest more than 0.5% of its total assets, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category for short-term debt obligations.

Each Fund’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees (if any) and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s “net asset value” per share. Under certain circumstances, the per share net asset value of the Class C shares of the Funds that do not declare regular income dividends on a daily basis may be lower than the per share net asset value of the Class A shares as a result of the daily expense accruals of the distribution fee applicable to the Class C shares. Generally, when Funds pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund’s classes.

TAXATION

The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Internal Revenue Code, existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Internal Revenue Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax-exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code. To qualify and be subject to tax as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain “qualified publicly traded partnerships,” or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income Test”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of certain controlled issuers in the same or similar trades or businesses, or the securities of one or more “qualified publicly traded partnerships;” and (c) distribute in each taxable year dividends of an amount at least equal to the sum of (i) 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses), determined without regard to any deduction for dividends paid, and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, a Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and reduced rates of taxation on qualified dividend income in the case of individuals. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

As described in the applicable Prospectuses, the PIMCO CommoditiesPLUS® Strategy, PIMCO CommodityRealReturn Strategy, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset and PIMCO TRENDS Managed Futures Strategy Funds may gain exposure to the commodities markets through investments in commodity index-linked derivative instruments. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income derived from commodity index-linked swaps would not be qualifying income. As such, each Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income, respectively.

A subsequent revenue ruling, Revenue Ruling 2006-31, clarified the holding of Revenue Ruling 2006-01 by providing that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Internal Revenue Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. Based on the underlying tax principles relating to such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Commodities Subsidiary (as discussed below). As discussed below, in July 2011, the IRS suspended the issuance of private letter rulings concluding that income from certain commodity index-linked notes is qualifying income.

As discussed in “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiaries,” certain Funds intend to invest a portion of their assets in a wholly-owned subsidiary of such Funds organized under the laws of the Cayman Islands (a “Commodities Subsidiary”), each of which will be classified as a corporation for U.S. federal income tax purposes. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. In July 2011, the IRS suspended the issuance of these private letter rulings as well as the private letter rulings discussed above. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or that future legislation or court decisions will not adversely impact the tax treatment of a Fund’s commodity-linked investments. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from investments in the Subsidiaries does not constitute qualifying income and if such positions were upheld or if future legislation or court decisions were to adversely affect the tax treatment of Fund investments, certain Funds, including the PIMCO CommoditiesPLUS® Strategy, PIMCO CommodityRealReturn Strategy, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset and PIMCO TRENDS Managed Futures Strategy Funds might cease to qualify as regulated investment companies and would be required to reduce their exposure to such investments which might result in difficulty in implementing their investment strategies. If the PIMCO CommoditiesPLUS® Strategy, PIMCO CommodityRealReturn Strategy, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset and PIMCO TRENDS Managed Futures Strategy Funds did not qualify as a regulated investment companies for any taxable year, their taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment companies, the PIMCO CommoditiesPLUS® Strategy, PIMCO CommodityRealReturn Strategy, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset and PIMCO TRENDS Managed Futures Strategy Funds may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiaries will conduct their activities in a manner so as to meet the requirements of a safe harbor in Section 864(b)(2) of the Internal Revenue Code under which the Subsidiaries may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of either Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of such Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, foreign corporations, such as the Subsidiaries, that do not conduct a U.S. trade or business are nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the Subsidiaries will derive income subject to such withholding tax.

Each Subsidiary will be treated as a controlled foreign corporation (“CFC”). The PIMCO CommoditiesPLUS® Strategy Fund will be treated as a “U.S. shareholder” of the CPS Subsidiary, the PIMCO CommodityRealReturn Strategy Fund® will be treated as a “U.S. shareholder” of the CRRS Subsidiary, the PIMCO Global Multi-Asset Fund will be treated as a “U.S. shareholder” of the GMA Subsidiary, the PIMCO Inflation Response Multi-Asset Fund will be treated as a “U.S. shareholder” of the IRMA Subsidiary and the PIMCO TRENDS Managed Futures Strategy Fund will be treated as a “U.S. shareholder” of the MF Subsidiary. As a result, each Fund will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s “subpart F income,” whether or not such income is distributed by such Subsidiary. It is expected that all of the Subsidiaries’ income will be “subpart F income.” Each Fund’s recognition of its Subsidiary’s “subpart F income” will increase such Fund’s tax basis in its Subsidiary. Distributions by the Subsidiary to its respective Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce such Fund’s tax basis in its Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by a Subsidiary, such loss is not generally available to offset the income earned by such Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Subsidiary in future periods.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, certain Funds will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in its Subsidiary. The use of commodity index-linked notes involves specific risks. Applicable Prospectuses, under the heading “Characteristics and Risks of Securities and Investment Techniques—Derivatives” provide further information regarding commodity index-linked notes, including the risks associated with these instruments.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes as dividends to its shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, a Fund must distribute dividends in respect of each calendar year to its shareholders of an amount at least equal to the sum of (1) 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) generally for the twelve-month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years and on which the Fund paid no U.S. federal income tax. To avoid application of the excise tax, each Fund generally intends, to the extent necessary, to make its distributions in accordance with the calendar year distribution requirement. However, each Fund reserves the right to retain a portion of its earnings and be subject to excise tax on such earnings. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions

Each Municipal Fund and the PIMCO Unconstrained Tax Managed Bond Fund must have at least 50% of its total assets invested in Municipal Bonds at the end of each quarter of each taxable year so that dividends derived from its net interest income on Municipal Bonds and so designated by the Fund will be “exempt-interest dividends,” which are generally exempt from federal income tax when received by an investor. Other Funds that have at least 50% of their assets invested in other Funds at the end of each quarter may also be eligible to pay exempt-interest dividends. A portion of the distributions paid by a Municipal Fund and the PIMCO Unconstrained Tax Managed Bond Fund may be subject to tax as ordinary income (including certain amounts attributable to bonds acquired at a market discount). In addition, any distributions of net short-term capital gains would be taxed as ordinary income and any distribution of capital gain dividends would be taxed as long-term capital gains. Certain exempt-interest dividends, as described in the applicable Prospectuses, may increase alternative minimum taxable income for purposes of determining a shareholder’s liability for the alternative minimum tax. In addition, exempt-interest dividends allocable to interest from certain “private activity bonds” will not be tax exempt for purposes of the regular income tax to shareholders who are “substantial users” of the facilities financed by such obligations or “related persons” of “substantial users.” The tax-exempt portion of dividends paid by a Fund for a taxable year constituting “exempt-interest dividends” will be designated after the end of each calendar year and will be based upon the ratio of net tax-exempt income to total net income earned by the Fund during such year. That ratio may be substantially different than the ratio of net tax-exempt income to total net income earned during a portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while a shareholder. All or a portion of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Municipal Fund or the PIMCO Unconstrained Tax Managed Bond Fund will not be deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund’s total distributions (not including distributions of the excess of net long-term capital gains over net short-term capital losses) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares. Future changes in federal and/or state laws could possibly have a negative impact on the tax treatment and/or value of municipal securities.

In order for the PIMCO California Intermediate Municipal Bond Fund, the PIMCO California Municipal Bond Fund, and the PIMCO California Short Duration Municipal Income Fund (collectively, the “California Municipal Funds”) to distribute exempt-interest dividends for purposes of the California personal income tax, at least 50% of the value a California Municipal Fund’s total assets at the end of each quarter of each taxable year must consist of California state or local obligations and/or U.S. federal obligations, the interest from which is exempt from California personal income taxation. If a California Municipal Fund qualifies to distribute exempt-interest dividends and reports these distributions as such to California Municipal Fund shareholders, all distributions of such California Municipal Fund attributable to interest income earned on such California state or local obligations and/or U.S. federal obligations for the taxable year of the California Municipal Fund will be exempt from California personal income tax.

Shareholders of the PIMCO New York Municipal Bond Fund (the “New York Municipal Fund”) will be entitled to exclude any portion of any distributions made by the New York Municipal Fund that is attributable to interest earned by the New York Municipal Fund on federally tax-exempt obligations issued by New York State or any political subdivision thereof (including New York City); obligations of the U.S. and its possessions from their gross income, but only if, at the close of each quarter of the New York Municipal Fund’s taxable year, at least 50% of the value of the New York Municipal Fund’s total assets consist of obligations of the U.S. and its possessions and the Fund properly designates the income from such obligations; or obligations of any authority, commission, or instrumentality of the U.S. to the extent U.S. federal law exempts such interest from state or local income taxation.

Shareholders of the Municipal Funds and the PIMCO Unconstrained Tax Managed Bond Fund receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Fund). The tax may be imposed on up to 50% of a recipient’s benefits in cases where the sum of the recipient’s adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient’s benefits, exceeds a base amount. In addition, up to 85% of a recipient’s benefits may be subject to tax if the sum of the recipient’s adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient’s benefits exceeds a higher base amount. Shareholders receiving social security or railroad retirement benefits should consult with their tax advisors.

Except for exempt-interest dividends paid by the Municipal Funds and the PIMCO Unconstrained Tax Managed Bond Fund, all dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and generally must be reported on each shareholder’s federal income tax return. Dividends paid out of a Fund’s investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

Although all or a portion of the dividends paid by certain Funds may qualify for the deduction for dividends received by certain corporations and/or the reduced tax rate for individuals and other noncorporate taxpayers on certain “qualified dividend income,” it is not expected that any such portion would be significant. Dividends paid by certain other Funds generally are not expected to qualify for the deduction for dividends received by corporations and/or the reduced tax rate for individuals and other noncorporate taxpayers on certain “qualified dividend income.” Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund’s investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any Fund’s participation in a securities lending transaction may affect the amount, timing, and character of distributions derived from such transaction to shareholders. In this case, amounts derived by a Fund in place of dividends earned on a security during the period that such security was not directly held by the Fund may not give rise to qualified dividend income or the deduction for dividends received by certain corporations.

In taxable years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Emerging Markets Full Spectrum Bond, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset, PIMCO Multi-Strategy Alternative and PIMCO RealPathTM Funds will not be able to offset gains realized by one Underlying Fund in which the Funds invest against losses realized by another Underlying Fund in which the Funds invest. Redemptions of shares in an Underlying Fund could also result in a gain and/or income to the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Emerging Markets Full Spectrum Bond, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset, PIMCO Multi-Strategy Alternative and PIMCO RealPathTM Funds. The Funds’ use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders. Redemptions of shares in an Underlying Fund could also cause additional distributable investment company taxable income or net capital gains to shareholders.

The tax treatment of income, gains and losses attributable to foreign currencies (and derivatives on such currencies), and various other special tax rules applicable to certain financial transactions and instruments could affect the amount, timing and character of a Fund’s distributions. In some cases, these tax rules could also result in a retroactive change in the tax character of prior distributions and may also possibly cause all, or a portion, of prior distributions to be reclassified as returns of capital for tax purposes.

Sales of Shares

Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. Additionally, any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less may be disallowed to the extent of any distributions treated as exempt interest dividends with respect to such shares. If a Fund redeems a shareholder in-kind rather than in cash, the shareholder would realize the same gain or loss as if the shareholder had been redeemed in cash. Further, the shareholder’s basis in the securities received in the in-kind redemption would be the securities’ fair market value on the date of the in-kind redemption.

Your financial intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (“IRS”). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing that you want to use another available method for cost basis reporting (for example, First In, First Out (“FIFO”), Last In, First Out (“LIFO”), Specific Lot Identification (“SLID”) or High Cost, First Out (“HIFO”)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method. Your cost basis election method will be applied to all Fund positions for all of your accounts as well as to all future Funds added, unless otherwise indicated by you.

Mutual fund shares acquired prior to January 1, 2012, are not covered by cost basis regulations.    When available, average cost will be reported to shareholders who will be solely responsible for calculating and reporting gains and losses realized on the sale of non-covered securities. This information is not reported to the IRS. All non-covered shares will be depleted before the covered shares, starting with the oldest shares first.

When transferring the ownership of covered shares, you must provide account information for the recipient/account receiving shares and the reason the transfer is taking place (i.e., re-registration, inheritance through death, or gift). If a reason is not provided, the transfer will be defaulted as a transfer due to gift. If the recipient’s existing account or new account will use the Average Cost accounting method, they must accept the shares being transferred at fair market value on the date of the gift or settlement if the shares should be transferred at a loss. For transfers due to Inheritance on accounts with Joint Tenants with Rights of Survivorship (JWROS), unless you instruct us otherwise by indicating the ownership percentage of each party, the shares will be split equally with the basis for the decedents portion determined using the fair market value of the date of death and the other portions maintaining the current cost basis.
If a shareholder is a corporation and has not instructed a Fund that it is a C corporation in its account application or by written instruction, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

Potential Pass-Through of Tax Credits

If a Fund invests in Build America Bonds, created by the American Recovery and Reinvestment Act of 2009, or any other qualified tax credit bonds, the investment will result in taxable income to such Fund. The applicable Fund may elect to pass through to shareholders the applicable interest income and available tax credits, in which case shareholders will be required to report both the interest income and tax credits as taxable income. Shareholders may be able to claim the tax credits on their federal tax returns against their income tax, including alternative minimum tax, liability. However, such tax credits are generally not refundable. There is no assurance that a Fund will elect to pass through any such income and credits.

Backup Withholding

A Fund may be required to withhold up to 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Internal Revenue Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal tax liability.

Options, Futures and Forward Contracts, and Swap Agreements

Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be considered “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. The Trust intends to monitor developments in this area.

Certain requirements that must be met under the Internal Revenue Code in order for a Fund to qualify as a regulated investment company, including the qualifying income and diversification requirements applicable to a Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, the use of swaps or other derivatives could adversely affect the character (capital gain vs. ordinary income) of the income recognized by the Funds for federal income tax purposes, as well as the amount and timing of such recognition, as compared to a direct investment in underlying securities, and could result in a Fund’s recognition of income prior to the receipt of any corresponding cash. As a result of the use of swaps and derivatives, a larger portion of the Fund’s distributions may be treated as ordinary income than would have been the case if the Fund did not enter into such swaps or derivatives. The tax treatment of swap agreements and other derivatives may also be affected by future legislation or Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions made by the Fund.

Short Sales

Certain Funds, particularly the PIMCO RAE Fundamental Advantage PLUS, PIMCO StocksPLUS® Short and PIMCO RAE Worldwide Fundamental Advantage PLUS Funds, may engage in short sales of securities. In general, gain or loss on a short sale is recognized when a Fund closes the short sale by delivering the borrowed securities to the lender, not when the borrowed securities are sold. Short sales may increase the amount of short-term capital gain realized by a Fund, which is generally taxed as ordinary income when distributed to shareholders. In addition, these rules may terminate the holding period of “substantially identical property” held by these Funds. Moreover, a loss recognized by a Fund on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. A Fund generally will not be permitted to deduct payments made to reimburse a lender of securities for dividends paid on borrowed securities of the short sale is closed on or before the 45th day after the Fund enters into the short sale. Short sales also may be subject to the “Constructive Sales” rules, discussed below.

Passive Foreign Investment Companies

Certain Funds may invest in the stock of foreign corporations which may be classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-

called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given taxable year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income with respect to such shares in prior taxable years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Internal Revenue Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Fund of Funds Structure

A Fund that has at least 50% of its assets invested in shares of other regulated investment companies at the end of each quarter of its taxable year (a “Fund of Funds”) generally will be ineligible to offset gains distributed by one underlying Fund in which it invests against losses in another underlying Fund in which it invests. Redemptions of shares in an underlying Fund, including those resulting from changes in the allocation among underlying Funds, could also cause additional distributable gains to Fund of Funds shareholders. A portion of any such gains may be short-term capital gains that generally would be distributable as ordinary income to Fund of Funds shareholders. Further, a portion of any losses realized by a Fund of Funds on redemptions of shares in an underlying Fund may be subject to deferral by application of the wash sale rules. These factors could affect the amount, timing, and character of distributions received by a Fund of Funds.

Foreign Taxation

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, PIMCO intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations or foreign governments, the Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. A Fund of Funds may also be eligible to make this election. If this election is made, a shareholder subject to tax generally will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the Fund’s taxable year whether any foreign income or related foreign taxes paid by the Fund will “pass-through” for that taxable year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed a shareholder’s U.S. tax attributable to such shareholder’s total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders of the Fund. With respect to such Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. Furthermore, any amounts received by a Fund in place of dividends earned and any related withholding taxes incurred on a security while such security was subject to a securities loan, respectively, will not qualify as foreign income and will not qualify as a foreign tax paid by such Fund and, therefore, will not be able to be passed through to shareholders even if the Fund satisfies the requirements described above. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Various other limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular federal tax and/or alternative minimum tax.

Original Issue Discount and Market Discount

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Investments in REITs and REMICs

Some of the Funds may invest in REITs. Such investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

As discussed above, a Fund or some of the REITs in which a Fund may invest may be permitted to hold senior or residual interests in REMICs or debt or equity interests in TMPs. Under Treasury regulations not yet issued, but that may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Internal Revenue Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are expected to provide that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual or TMP interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

If at any time during any taxable year a “disqualified organization” (as defined in the Internal Revenue Code) is a record holder of a share in a regulated investment company earning excess inclusion income, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. It is not expected that a substantial portion of a Fund’s assets will be residual interests in REMICs. Additionally, the Funds do not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

Uncertain Tax Consequences

A Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Funds to the extent necessary in order to seek to ensure that they distribute sufficient income that they do not become subject to U.S. federal income or excise tax.

Constructive Sales

Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

IRAs and Other Retirement Plans

If you invest in a Fund through an IRA or other retirement plan, you should consult with your own tax adviser on the applicable rules for such IRA or retirement plan with respect to plan qualification requirements, limits on contributions and distributions, and required distributions from IRAs and retirement plans. As an example, there could be tax penalties on distributions from an IRA or retirement plan prior to age 59 1/2. Certain minimum distribution requirements may also apply to IRAs or retirement plans by April 1 of the year following the calendar year in which you reach age 70 1/2. Failure to follow these requirements and other applicable requirements may result in significant additional taxes and penalties. It is your responsibility to ensure that you comply with these and other requirements.

Non-U.S. Shareholders

Withholding of Income Tax on Dividends: Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a “foreign person” within the meaning of the Internal Revenue Code, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will generally be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains generally will not be subject to withholding of U.S. federal income tax.

A Fund may invest in the securities of corporations that invest in U.S. real property, including U.S. REITs. The sale or other disposition of a U.S. real property interest (“USRPI”) by a Fund, a U.S. REIT, or a U.S. real property holding corporation in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act, as amended (“FIRPTA”), makes non-U.S. persons subject to U.S. tax on the sale or other disposition of a USRPI as if such person was a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by certain RICs received from U.S. REITs. Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in USRPIs, each Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and any related tax withholding.

A Fund is generally able to designate certain distributions to non-U.S. shareholders as being derived from certain net interest income or net short-term capital gains and such designated distributions are generally not subject to U.S. tax withholding. However, distributions that are derived from other sources, such as dividends on corporate stock, foreign currency gains, foreign source interest, and ordinary income from swaps or investments in PFICs, would still be subject to U.S. tax withholding when distributed to non-U.S. shareholders. Moreover, in the case of Fund shares held through an intermediary, the intermediary may have withheld amounts even if a Fund reported all or a portion of a distribution as exempt from U.S. tax withholding. Affected non-U.S. shareholders should contact their intermediaries regarding the application of these rules to their accounts. There can be no assurance as to the amount of distributions that would not be subject to U.S. tax withholding when paid to non-U.S. shareholders.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Income Tax on Sale of a Fund’s shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

Estate and Gift Taxes: Upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and may be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates from 18% to 40% on the total value (less allowable deductions and allowable credits) of the decedent’s property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

The availability of reduced U.S. taxation pursuant to any applicable treaties depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and such treaties.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (“qualifying federal obligations”). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund’s dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.0001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.

Information on PIMCO Global Bond Fund (U.S. Dollar-Hedged)

The table below sets forth the average annual total return of certain classes of shares of the PIMCO Global Bond Fund (U.S. Dollar-Hedged) (which was a series of PIMCO Advisors Funds (“PAF”) prior to its reorganization as a Fund of the Trust on January 17, 1997) for the periods ended March 31, 2016. Accordingly, “Inception Date of Fund” refers to the inception date of the PAF predecessor series. Since Class A shares were offered since the inception of PIMCO Global Bond Fund (U.S. Dollar-Hedged), total return presentations for periods prior to the Inception Date of the Institutional Class are based on the historical performance of Class A shares, adjusted to reflect that the Institutional Class does not have a sales charge, and the different operating expenses associated with the Institutional Class, such as 12b-1 distribution and servicing fees and administrative fee charges.

Total Return for Periods Ended March 31, 2016†

	Class*	1 Year	5 Years	10 Years	Since Inception of Fund (Annualized)	Inception Date of Fund	Inception Date of Class

PIMCO Global Bond (U.S. Dollar- Hedged)	Institutional Return Before Taxes	-0.09%	5.58%	5.80%	6.71%	10/2/1995	2/25/1998
	Institutional Return After Taxes on Distributions†	-2.45%	3.53%	3.81%	4.22%
	Institutional Return After Taxes on Distributions and Sale of Fund Shares†	-0.04%	3.46%	3.74%	4.21%
	Class P Return Before Taxes	-0.19%	5.48%	5.69%	6.61%		4/30/2008

	Admin Class Return Before Taxes	-0.34%	5.32%	5.55%	6.45%		9/30/2003
	Class A Return Before Taxes	-4.18%	4.41%	5.00%	6.11%		10/2/1995

	Class A Return After Taxes on Distributions†	-6.29%	2.53%	3.17%	3.78%
	Class A Return After Taxes on Distributions and Sale of Fund Shares†	-2.34%	2.62%	3.16%	3.79%
	Class C Return Before Taxes	-2.14%	4.43%	4.62%	5.51%		10/2/1995

(†)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class and Class A shares only. After-tax returns for Class C shares will vary.

(*)

Institutional Class total return presentations for periods prior to the Inception Date of that class reflect the prior performance of Class A shares of the former PAF series, adjusted to reflect the fact that there are no sales charges on Institutional Class shares of the Fund. The adjusted performance also reflects any different operating expenses associated with Institutional Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class but are paid by Class A (at a maximum rate of 0.25% per annum), and (ii) administrative fee charges, which are lower for Institutional Class shares (at a differential of 0.15% per annum).

Note also that, prior to January 17, 1997, Class A, Class C shares of the PIMCO Global Bond Fund (U.S. Dollar-Hedged) were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A and C Prospectus, for periods subsequent to January 17, 1997, Class A and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with other administrative expenses) under a single administrative fee based on the average daily net assets of the Fund attributable to Class A and Class C shares. Under the current fee structure, the PIMCO Global Bond Fund (U.S. Dollar-Hedged) is expected to have lower total Fund operating expenses than its predecessor had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, the higher expenses of PAF would have adversely affected total return performance for the Fund after January 17, 1997.

The method of adjustment used in the table above for periods prior to the Inception Date of Institutional Class shares of the PIMCO Global Bond Fund (U.S. Dollar-Hedged) resulted in performance for the period shown that is higher than if the historical Class A performance were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for the Institutional Class was calculated by tacking to the Institutional Class’ actual performance the actual performance of Class A shares (with their higher operating expenses) for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the inception date of the Institutional Class, on the historical performance of Class A shares adjusted to reflect the current sales charges associated with Class A shares, but not reflecting lower operating expenses associated with the Institutional Class, such as lower administrative fee charges and/or distribution and servicing fee charges).

Total Return for Periods Ended March 31, 2016

(with no adjustment for operating expenses of the Institutional Class for periods prior to its Inception Date)

Fund	Class	1 Year	5 Years	10 Years	Since Inception of Fund (Annualized)
PIMCO Global Bond (U.S. Dollar-Hedged)	Institutional	0.09%	5.58%	5.80%	6.67%

Voting Rights

Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board of Trustees if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than ten percent of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

The Trust’s shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. To avoid potential conflicts of interest, the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Emerging Markets Full Spectrum Bond, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset, PIMCO Multi-Strategy Alternative and PIMCO RealPathTM Funds will vote shares of each Underlying PIMCO Fund which they own in proportion to the votes of all other shareholders in the Underlying PIMCO Fund. In addition, to the extent the Funds own shares of a money market fund or short-term bond fund pursuant to the November 19, 2001 SEC exemptive order discussed above, the Funds will vote such shares in proportion to the votes of all other shareholders of the respective money market or short-term bond fund. If such money market or short-term bond fund has no other shareholders except the Funds and other PIMCO-advised funds, the Funds will vote such shares in proportion to the votes of the respective Fund’s shareholders on the proposal, or if such Fund’s shareholders are not solicited for their vote on the same proposal, such Fund will vote such shares in proportion to the votes of all other shareholders of the respective money market or short-term bond fund.

Control Persons and Principal Holders of Securities

As of July 7, 2016, the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds.

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED	PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
ALL ASSET ALL AUTHORITY FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	96,707,111.50	13.89%
ALL ASSET ALL AUTHORITY FUND	INST	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	38,687,879.97	5.56%
ALL ASSET ALL AUTHORITY FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	132,653,123.32	19.06%
ALL ASSET ALL AUTHORITY FUND	INST		NEW MEXICO EDUCATIONAL RETIREMENT BOARD 701 CAMINO DE LOS MARQUEZ, SANTA FE NM 87505-1826	35,425,551.28	5.09%
ALL ASSET ALL AUTHORITY FUND	INST		ORANGE COUNTY EMPLOYEES RETIREMENT SYSTEM 2223 E WELLINGTON AVE, SANTA ANA CA 92701-3161	36,347,667.18	5.22%
ALL ASSET ALL AUTHORITY FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	12,012,404.05	12.99%
ALL ASSET ALL AUTHORITY FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	18,299,119.62	19.78%
ALL ASSET ALL AUTHORITY FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	22,002,730.93	23.78%

ALL ASSET ALL AUTHORITY FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	10,541,387.37	11.40%
ALL ASSET ALL AUTHORITY FUND	P	**	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # P08, MINNEAPOLIS MN 55402-4413	6,559,162.22	7.09%
ALL ASSET ALL AUTHORITY FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	11,212,069.41	12.12%
ALL ASSET ALL AUTHORITY FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	6,953,837.52	9.17%
ALL ASSET ALL AUTHORITY FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	4,298,600.72	5.67%
ALL ASSET ALL AUTHORITY FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	8,356,207.26	11.02%
ALL ASSET ALL AUTHORITY FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	7,010,823.96	9.25%

ALL ASSET ALL AUTHORITY FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	7,454,442.13	9.83%
ALL ASSET ALL AUTHORITY FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	12,660,206.58	16.69%
ALL ASSET ALL AUTHORITY FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	4,790,779.09	6.32%
ALL ASSET ALL AUTHORITY FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	13,090,219.62	12.68%
ALL ASSET ALL AUTHORITY FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	5,857,552.57	5.67%
ALL ASSET ALL AUTHORITY FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	16,387,530.35	15.87%
ALL ASSET ALL AUTHORITY FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	16,398,053.38	15.88%
ALL ASSET ALL AUTHORITY FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	7,404,934.80	7.17%

ALL ASSET ALL AUTHORITY FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	10,861,497.31		10.52%
ALL ASSET ALL AUTHORITY FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	7,560,102.26		7.32%
ALL ASSET ALL AUTHORITY FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	13,808,640.58	*	42.11%
ALL ASSET ALL AUTHORITY FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	10,059,360.26	*	30.68%
ALL ASSET ALL AUTHORITY FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,779,227.23		8.48%
ALL ASSET ALL AUTHORITY FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	2,503,898.51		7.64%
ALL ASSET FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	9,243,177.95		14.01%
ALL ASSET FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	3,376,848.91		5.12%

ALL ASSET FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	8,685,923.07		13.17%
ALL ASSET FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	9,212,224.58		13.97%
ALL ASSET FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	5,491,310.71		8.33%
ALL ASSET FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	8,805,350.69		13.35%
ALL ASSET FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	6,424,803.29		9.74%
ALL ASSET FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	10,782,178.44	*	38.37%
ALL ASSET FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	10,630,355.46	*	37.83%

ALL ASSET FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,500,885.14		8.90%
ALL ASSET FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	1,448,839.18		5.16%
ALL ASSET FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	111,792,575.71		7.47%
ALL ASSET FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	272,464,765.83		18.20%
ALL ASSET FUND	ADM	**	JOHN HANCOCK LIFE INS CO (USA) ATTN LIZ SEELEY, RPS-TRADING OPS ST-4, 601 CONGRESS ST, BOSTON MA 02210-2805	8,750,713.00	*	38.39%
ALL ASSET FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	6,663,962.18	*	29.24%
ALL ASSET FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	4,715,563.56		10.72%
ALL ASSET FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	6,956,690.77		15.82%

ALL ASSET FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	11,692,690.90	*	26.59%
ALL ASSET FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	6,335,029.67		14.41%
ALL ASSET FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	5,457,546.19		12.41%
ALL ASSET FUND	R	**	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE, HARTFORD CT 06156-0001	478,716.06		7.11%
ALL ASSET FUND	R	**	SAMMONS FINANCIAL NETWORK 5801 SW 6TH AVE, TOPEKA KS 66636-1001	565,351.93		8.40%
ALL ASSET FUND	R	**	UMB BANK N/A FIDUCIARY FOR TAX DEFERRED A/C’S 1 SECURITY BENEFIT PLACE, TOPEKA KS 66636-1000	577,604.21		8.58%
ALL ASSET FUND	R	**	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY, WINDSOR CT 06095-4773	2,842,114.31	*	42.23%
ALL ASSET FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	7,171,889.63		10.37%
ALL ASSET FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	5,542,994.22		8.01%

ALL ASSET FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	6,246,220.53		9.03%
ALL ASSET FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	10,635,662.89		15.38%
ALL ASSET FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	10,163,477.46		14.70%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	1,010,780.70		19.38%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	INST	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,816,612.76	*	34.84%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	INST		KRISTEN S MONSON TTEE KRISTEN S MONSON TRUST TRUST DATED X/XX/XX 1633 BROADWAY NEW YORK, NY 10019	312,284.18		5.99%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	320,199.07		6.14%

CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	INST	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	411,799.49		7.90%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	INST		WILLIAM BENZ TTEE THE BENZ LIVING TRUST DTD X/XX/XX 1633 BROADWAY NEW YORK, NY 10019	295,611.64		5.67%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	386,853.87		13.07%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	295,768.15		10%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	2,117,340.66	*	71.56%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	138,116.15	*	44.61%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	81,277.03	*	26.25%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	67,863.87		21.92%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	946,228.70		20.98%

CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	351,700.10	7.80%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	962,077.05	21.33%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	433,913.66	9.62%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	385,079.38	8.54%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	436,667.37	9.68%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	CII	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	162,569.37	13.03%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	CII	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	91,408.09	7.33%

CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	CII	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	287,996.36		23.09%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	CII	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	321,043.22	*	25.74%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	CII	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	90,259.40		7.24%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	CII	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	172,410.77		13.82%
CALIFORNIA MUNICIPAL BOND FUND	INST	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	140,388.40	*	33.42%
CALIFORNIA MUNICIPAL BOND FUND	INST		DAVID L HARRIS 5431 SW VIEW POINT TER, PORTLAND OR 97239-3964	23,394.32		5.57%
CALIFORNIA MUNICIPAL BOND FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	66,352.98		15.79%
CALIFORNIA MUNICIPAL BOND FUND	INST	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	72,222.58		17.19%
CALIFORNIA MUNICIPAL BOND FUND	INST	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	98,946.19		23.55%
CALIFORNIA MUNICIPAL BOND FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	84,465.26	*	56.22%

CALIFORNIA MUNICIPAL BOND FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	65,772.39	*	43.78%
CALIFORNIA MUNICIPAL BOND FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	262,046.21	*	40.50%
CALIFORNIA MUNICIPAL BOND FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	40,700.90		6.29%
CALIFORNIA MUNICIPAL BOND FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	252,676.41	*	39.05%
CALIFORNIA MUNICIPAL BOND FUND	CII	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	165,377.66	*	68.71%
CALIFORNIA MUNICIPAL BOND FUND	CII	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	56,998.66		23.68%
CALIFORNIA MUNICIPAL BOND FUND	D		CAPITAL ONE INVESTING, LLC --OMNIBUS ACCOUNT-- 83 S KING ST STE 700, SEATTLE WA 98104-2851	16,103.47		20.18%
CALIFORNIA MUNICIPAL BOND FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	43,868.17	*	54.96%

CALIFORNIA MUNICIPAL BOND FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	8,133.48		10.19%
CALIFORNIA MUNICIPAL BOND FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	9,274.63		11.62%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	2,905,166.50	*	36.12%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	4,202,033.90	*	52.24%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	330,961.15		13.69%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,327,618.15	*	54.93%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	502,004.33		20.77%

CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	213,531.99		8.83%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	429,828.44		11.49%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	376,361.40		10.06%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	381,533.48		10.20%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,633,123.97	*	43.66%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	464,048.57		12.41%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	228,752.42		6.12%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	CII	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	103,055.26	*	40.56%

CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	CII	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	65,431.25	*	25.75%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	CII	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	53,837.88		21.19%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	145,246.60	*	64.60%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	D	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	12,256.85		5.45%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	12,285.92		5.46%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	45,964.64		20.44%
CAPITAL SECURITIES AND FINANCIALS FUND	P	**	LPL FINANCIAL A/C XXXX-XXXX 9785 TOWNE CENTRE DRIVE, SAN DIEGO CA 92121-1968	37,524.03	*	95.97%
CAPITAL SECURITIES AND FINANCIALS FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1901	519,706.95		18.09%

CAPITAL SECURITIES AND FINANCIALS FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	569,754.06		19.84%
CAPITAL SECURITIES AND FINANCIALS FUND	INST		STATE STREET BANK FBO PVIT GLOBAL MULTI ASSET PORT 801 PENNSYLVANIA AVE, ATTN CHUCK NIXON, KANSAS CITY MO 64105-1307	614,303.24		21.39%
CAPITAL SECURITIES AND FINANCIALS FUND	INST		STATE STREET KANSAS CITY FBO PIMCO GLOBAL MULTI-ASSET FND ATTN: CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	490,038.11		17.06%
CAPITAL SECURITIES AND FINANCIALS FUND	A		KATHRYN P TRUEX 528 CRANDON TER, BALDWINSVILLE NY 13027-3390	3,140.78		5.21%
CAPITAL SECURITIES AND FINANCIALS FUND	A		MARTIN J POTIER PO BOX 867, BREAUX BRIDGE LA 70517-0867	4,415.59		7.32%
CAPITAL SECURITIES AND FINANCIALS FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	40,594.10	*	67.34%
CAPITAL SECURITIES AND FINANCIALS FUND	A		SSB&T CUST SIMPLE IRA JUDITH A HOWENSTINE FBO JUDITH A HOWENSTINE 1937 S MOUNT VERNON DR, SPOKANE WA 99223-5031	3,725.08		6.18%
CAPITAL SECURITIES AND FINANCIALS FUND	C		ANTHONY CRESCENZI 1188 KATELLA ST, LAGUNA BEACH CA 92651-3522	1,377.05		8.38%

CAPITAL SECURITIES AND FINANCIALS FUND	C	**	LPL FINANCIAL A/C XXXX-XXXX 9785 TOWNE CENTRE DRIVE, SAN DIEGO CA 92121-1968	3,015.07		18.34%
CAPITAL SECURITIES AND FINANCIALS FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	840.10		5.11%
CAPITAL SECURITIES AND FINANCIALS FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	11,203.45	*	68.17%
CAPITAL SECURITIES AND FINANCIALS FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	342,150.49	*	98.92%
COMMODITIESPLUS STRATEGY FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	442,989.80		6.33%
COMMODITIESPLUS STRATEGY FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	628,805.95		8.99%
COMMODITIESPLUS STRATEGY FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,228,149.44	*	31.84%
COMMODITIESPLUS STRATEGY FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	865,160.07		12.36%

COMMODITIESPLUS STRATEGY FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,126,397.05	16.10%
COMMODITIESPLUS STRATEGY FUND	A		TRUKAN & CO PO BOX 3699, WICHITA KS 67201-3699	400,587.97	5.73%
COMMODITIESPLUS STRATEGY FUND	C	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	97,072.56	5.48%
COMMODITIESPLUS STRATEGY FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	179,981.67	10.15%
COMMODITIESPLUS STRATEGY FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	187,805.71	10.59%
COMMODITIESPLUS STRATEGY FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	127,310.68	7.18%
COMMODITIESPLUS STRATEGY FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	101,026.38	5.70%

COMMODITIESPLUS STRATEGY FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	251,142.69	14.17%
COMMODITIESPLUS STRATEGY FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	194,930.50	10.99%
COMMODITIESPLUS STRATEGY FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	220,679.17	12.45%
COMMODITIESPLUS STRATEGY FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	25,987,585.58	8.09%
COMMODITIESPLUS STRATEGY FUND	INST	**	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS XXXXX MANCHESTER RD SAINT LOUIS MO 63131-3729	29,474,491.86	9.18%
COMMODITIESPLUS STRATEGY FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	31,081,808.79	9.68%
COMMODITIESPLUS STRATEGY FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	56,732,620.48	17.67%

COMMODITIESPLUS STRATEGY FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	97,577,706.03	*	30.39%
COMMODITIESPLUS STRATEGY FUND	INST	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	16,749,033.51		5.22%
COMMODITIESPLUS STRATEGY FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	4,228,620.53		14.24%
COMMODITIESPLUS STRATEGY FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	13,828,402.44	*	46.56%
COMMODITIESPLUS STRATEGY FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	1,674,376.91		5.64%
COMMODITIESPLUS STRATEGY FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	2,754,124.76		9.27%
COMMODITIESPLUS STRATEGY FUND	ADM	**	AMERICAN UNITED LIFE INSURANCE CO UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS, PO BOX 368, INDIANAPOLIS IN 46206-0368	126,278.94		6.87%
COMMODITIESPLUS STRATEGY FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	968,297.62	*	52.71%

COMMODITIESPLUS STRATEGY FUND	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	740,352.74	*	40.30%
COMMODITIESPLUS STRATEGY FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	11,327,130.21	*	48.61%
COMMODITIESPLUS STRATEGY FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	10,043,436.45	*	43.10%
COMMODITYREALRETURN® STRATEGY FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	272,864,491.24	*	39.39%
COMMODITYREALRETURN® STRATEGY FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	94,484,549.70		13.64%
COMMODITYREALRETURN® STRATEGY FUND	ADM	**	BNYM IS TRUST CO FBO WRAP CLIENTS 760 MOORE RD, MS 19K-1A08, KNG OF PRUSSA PA 19406-1212	2,463,509.39		16.18%
COMMODITYREALRETURN® STRATEGY FUND	ADM	**	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: CAROL WU/MUTUAL FUND OPS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	3,026,692.29		19.88%

COMMODITYREALRETURN® STRATEGY FUND	ADM	**	JOHN HANCOCK LIFE INS CO (USA) ATTN LIZ SEELEY, RPS-TRADING OPS ST-4, 601 CONGRESS ST, BOSTON MA 02210-2805	1,780,042.83		11.69%
COMMODITYREALRETURN® STRATEGY FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,636,081.63		10.75%
COMMODITYREALRETURN® STRATEGY FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	4,272,169.08		5.38%
COMMODITYREALRETURN® STRATEGY FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	13,388,862.67		16.87%
COMMODITYREALRETURN® STRATEGY FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	16,761,409.85		21.12%
COMMODITYREALRETURN® STRATEGY FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	28,209,327.63	*	35.55%
COMMODITYREALRETURN® STRATEGY FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	4,319,747.91		5.44%
COMMODITYREALRETURN® STRATEGY FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	5,626,480.75		7.09%

COMMODITYREALRETURN® STRATEGY FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	14,621,101.39	*	32.45%
COMMODITYREALRETURN® STRATEGY FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	20,463,545.09	*	45.42%
COMMODITYREALRETURN® STRATEGY FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	3,118,165.93		6.92%
COMMODITYREALRETURN® STRATEGY FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	2,632,173.85		5.84%
COMMODITYREALRETURN® STRATEGY FUND	R		ATTN NPIO TRADE DESK DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST, DES MOINES IA 50392-0001	528,078.67		6.81%
COMMODITYREALRETURN® STRATEGY FUND	R	**	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE, HARTFORD CT 06156-0001	1,764,587.27		22.75%
COMMODITYREALRETURN® STRATEGY FUND	R		PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL XXX CITY OF JERSEY CITY 1 JOURNAL SQUARE PLZ STE 3 FL 3, JERSEY CITY NJ 07306-4004	442,539.73		5.71%
COMMODITYREALRETURN® STRATEGY FUND	R	**	SAMMONS FINANCIAL NETWORK 5801 SW 6TH AVE, TOPEKA KS 66636-1001	3,023,533.38	*	38.98%
COMMODITYREALRETURN® STRATEGY FUND	R	**	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY, WINDSOR CT 06095-4773	546,471.16		7.05%

COMMODITYREALRETURN® STRATEGY FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	2,438,202.11	5.03%
COMMODITYREALRETURN® STRATEGY FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	2,432,634.34	5.02%
COMMODITYREALRETURN® STRATEGY FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	7,808,077.32	16.12%
COMMODITYREALRETURN® STRATEGY FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	4,882,552.50	10.08%
COMMODITYREALRETURN® STRATEGY FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	4,522,420.37	9.34%
COMMODITYREALRETURN® STRATEGY FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	2,696,066.98	14.65%
COMMODITYREALRETURN® STRATEGY FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	3,738,354.56	20.31%
COMMODITYREALRETURN® STRATEGY FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	2,621,001.57	14.24%

COMMODITYREALRETURN® STRATEGY FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,562,526.26		8.49%
COMMODITYREALRETURN® STRATEGY FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,694,020.13		9.20%
COMMODITYREALRETURN® STRATEGY FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	1,285,964.76		6.99%
COMMODITYREALRETURN® STRATEGY FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,343,381.94		7.30%
CREDIT ABSOLUTE RETURN FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	2,614,880.21		7.98%
CREDIT ABSOLUTE RETURN FUND	INST	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	2,731,839.82		8.34%
CREDIT ABSOLUTE RETURN FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	10,242,010.15	*	31.27%

CREDIT ABSOLUTE RETURN FUND	INST		NORTHERN TRUST AS CUST FBO ST JOSEPH HEALTH SYSTEM A/C XXXXXXX PO BOX 92956, CHICAGO IL 60675-2956	5,292,246.69	16.16%
CREDIT ABSOLUTE RETURN FUND	INST		OP&F - PIMCO FIXED INCOME 140 EAST TOWN ST, COLUMBUS OH 43215-5125	5,986,348.21	18.27%
CREDIT ABSOLUTE RETURN FUND	INST		TTSTC - TWDB 208 E 10TH ST FOURTH FL, AUSTIN TX 78701-2407	3,034,274.78	9.26%
CREDIT ABSOLUTE RETURN FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	323,212.20	22.63%
CREDIT ABSOLUTE RETURN FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	339,562.70	23.77%
CREDIT ABSOLUTE RETURN FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	112,119.49	7.85%
CREDIT ABSOLUTE RETURN FUND	P	**	STIFEL NICOLAUS & CO INC 501 NORTH BROADWAY, SAINT LOUIS MO 63102-2188	154,888.66	10.84%
CREDIT ABSOLUTE RETURN FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	274,712.34	19.23%
CREDIT ABSOLUTE RETURN FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	125,720.38	8.26%

CREDIT ABSOLUTE RETURN FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	445,703.16	*	29.27%
CREDIT ABSOLUTE RETURN FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	89,581.66		5.88%
CREDIT ABSOLUTE RETURN FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	123,273.12		8.10%
CREDIT ABSOLUTE RETURN FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	179,039.11		11.76%
CREDIT ABSOLUTE RETURN FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	216,892.91		14.25%
CREDIT ABSOLUTE RETURN FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	134,343.52		8.82%
CREDIT ABSOLUTE RETURN FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	185,574.70	*	26.71%

CREDIT ABSOLUTE RETURN FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	97,323.33		14.01%
CREDIT ABSOLUTE RETURN FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	88,514.31		12.74%
CREDIT ABSOLUTE RETURN FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	85,899.02		12.36%
CREDIT ABSOLUTE RETURN FUND	C	**	STIFEL NICOLAUS & CO INC 501 NORTH BROADWAY, SAINT LOUIS MO 63102-2188	37,078.81		5.34%
CREDIT ABSOLUTE RETURN FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	39,792.27		5.73%
CREDIT ABSOLUTE RETURN FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	87,453.83		15.69%
CREDIT ABSOLUTE RETURN FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	282,692.49	*	50.73%
CREDIT ABSOLUTE RETURN FUND	D	**	STIFEL NICOLAUS & CO INC 501 NORTH BROADWAY, SAINT LOUIS MO 63102-2188	32,366.25		5.81%

CREDIT ABSOLUTE RETURN FUND	D		STRAFE & CO FBO JAMES AND KAREN MOONEY TIC MXXXXXXXX P O BOX 6924, NEWARK DE 19714-6924	40,468.08	7.26%
DIVERSIFIED INCOME FUND	INST	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	48,357,762.98	23.84%
DIVERSIFIED INCOME FUND	INST		MAC & CO A/C CYBFDFXXXXX ATTN MUTUAL FUND OPS PO BOX 3198, PITTSBURGH PA 15230-3198	19,923,254.89	9.82%
DIVERSIFIED INCOME FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	30,196,393.27	14.89%
DIVERSIFIED INCOME FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	10,379,480.05	5.12%
DIVERSIFIED INCOME FUND	ADM	**	FIIOC XXX (K) PLAN 100 MAGELLAN WAY KW1C, COVINGTON KY 41015-1987	40,829.96	5.28%
DIVERSIFIED INCOME FUND	ADM	**	GREAT-WEST TRUST COMPANY LLC TTEE FBO EMPLOYEE BENEFITS CLIENTS XXXK 8515 E ORCHARD RD 2T2, GREENWOOD VILLAGE CO 80111-5002	63,259.43	8.18%
DIVERSIFIED INCOME FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	98,554.00	12.74%

DIVERSIFIED INCOME FUND	ADM	**	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST, BOSTON MA 02111-2901	53,113.26		6.86%
DIVERSIFIED INCOME FUND	ADM	**	T ROWE PRICE TRUST CO TTEE FBO RETIREMENT PLAN CLIENTS ATTN ASSET RECONCILIATION, PO BOX 17215, BALTIMORE MD 21297-1215	112,513.53		14.54%
DIVERSIFIED INCOME FUND	ADM	**	VANGUARD FIDUCIARY TRUST CO 100 VANGUARD BLVD VM-613, OUTSIDE FUNDS, MALVERN PA 19355-2331	266,977.11	*	34.51%
DIVERSIFIED INCOME FUND	ADM	**	WTRISC CO IRA OMNIBUS ACCT C/O ICMA RETIREMENT CORPORATION 777 NORTH CAPITOL STREET, NE, WASHINGTON DC 20002-4239	80,358.50		10.39%
DIVERSIFIED INCOME FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,300,088.28		23.12%
DIVERSIFIED INCOME FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	556,894.60		9.90%
DIVERSIFIED INCOME FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	949,193.64		16.88%
DIVERSIFIED INCOME FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	1,601,952.42	*	28.49%

DIVERSIFIED INCOME FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	757,379.34		13.47%
DIVERSIFIED INCOME FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	1,398,065.94	*	27.54%
DIVERSIFIED INCOME FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	2,732,034.50	*	53.81%
DIVERSIFIED INCOME FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	423,144.74		8.33%
DIVERSIFIED INCOME FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	1,138,639.48		7.79%
DIVERSIFIED INCOME FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,181,780.08		8.09%
DIVERSIFIED INCOME FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,086,730.03		7.44%
DIVERSIFIED INCOME FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	773,174.44		5.29%

DIVERSIFIED INCOME FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,803,463.79		12.34%
DIVERSIFIED INCOME FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	4,092,378.55	*	28.00%
DIVERSIFIED INCOME FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,634,090.72		16.39%
DIVERSIFIED INCOME FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	560,454.70		5.62%
DIVERSIFIED INCOME FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,340,614.24		13.45%
DIVERSIFIED INCOME FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,010,036.35		10.13%
DIVERSIFIED INCOME FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	682,215.15		6.84%

DIVERSIFIED INCOME FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,608,170.39		16.13%
DIVERSIFIED INCOME FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	517,256.39		5.19%
DIVERSIFIED INCOME FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	551,482.36		5.53%
EMERGING LOCAL BOND FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	32,200,025.02		6.02%
EMERGING LOCAL BOND FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	50,791,662.31		9.50%
EMERGING LOCAL BOND FUND	INST	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	68,503,280.28		12.82%
EMERGING LOCAL BOND FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	84,569,561.12		15.82%
EMERGING LOCAL BOND FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	179,849,997.02	*	33.65%

EMERGING LOCAL BOND FUND	ADM	**	MITRA & CO FBO XX C/O BMO HARRIS BANK NA ATTN MF 480 PILGRIM WAY, SUITE 1000, GREEN BAY WI 54304-5280	513,576.15	*	41.79%
EMERGING LOCAL BOND FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	458,456.69	*	37.30%
EMERGING LOCAL BOND FUND	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	95,439.38		7.77%
EMERGING LOCAL BOND FUND	ADM	**	VANGUARD MARKETING CORPORATION 100 VANGUARD BLVD, MALVERN PA 19355-2331	67,281.28		5.47%
EMERGING LOCAL BOND FUND	P	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	2,692,773.08		18.45%
EMERGING LOCAL BOND FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	2,101,681.93		14.40%
EMERGING LOCAL BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	974,571.04		6.68%

EMERGING LOCAL BOND FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	4,651,340.80	*	31.88%
EMERGING LOCAL BOND FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	803,624.53		5.51%
EMERGING LOCAL BOND FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	1,212,871.09		17.53%
EMERGING LOCAL BOND FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	492,304.43		7.12%
EMERGING LOCAL BOND FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,186,318.37		17.15%
EMERGING LOCAL BOND FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	498,679.92		7.21%
EMERGING LOCAL BOND FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,407,514.68		20.34%
EMERGING LOCAL BOND FUND	A		TRUST COMPANY OF AMERICA FBO XX PO BOX 6503, ENGLEWOOD CO 80155-6503	418,248.29		6.04%
EMERGING LOCAL BOND FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	399,786.96		5.78%

EMERGING LOCAL BOND FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	483,680.16		14.95%
EMERGING LOCAL BOND FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	234,763.55		7.25%
EMERGING LOCAL BOND FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	666,842.42		20.61%
EMERGING LOCAL BOND FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	627,868.20		19.40%
EMERGING LOCAL BOND FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	239,795.52		7.41%
EMERGING LOCAL BOND FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	227,152.86		7.02%
EMERGING LOCAL BOND FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	217,521.19		6.72%
EMERGING LOCAL BOND FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	1,228,198.11	*	29.58%

EMERGING LOCAL BOND FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,817,651.09	*	43.78%
EMERGING LOCAL BOND FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	337,836.29		8.14%
EMERGING LOCAL BOND FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	320,497.64		7.72%
EMERGING MARKETS BOND FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	12,983,165.89		11.95%
EMERGING MARKETS BOND FUND	INST	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	8,553,378.17		7.87%
EMERGING MARKETS BOND FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	17,003,315.70		15.65%
EMERGING MARKETS BOND FUND	INST		STATE STREET BANK FBO PIMCO EMERGING MARKETS FULL SPECTRUM BOND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	8,338,174.48		7.68%

EMERGING MARKETS BOND FUND	INST	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	5,501,919.69		5.06%
EMERGING MARKETS BOND FUND	INST	**	WELLS FARGO BANK NA FBO OMNIBUS ACCT CASH/CASH PO BOX 1533, MINNEAPOLIS MN 55480-1533	24,574,341.58		22.62%
EMERGING MARKETS BOND FUND	ADM	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	31,105.99		6.96%
EMERGING MARKETS BOND FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	134,381.86	*	30.06%
EMERGING MARKETS BOND FUND	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	159,831.24	*	35.76%
EMERGING MARKETS BOND FUND	ADM	**	WTRISC CO IRA OMNIBUS ACCT C/O ICMA RETIREMENT CORPORATION 777 NORTH CAPITOL STREET, NE, WASHINGTON DC 20002-4239	46,730.60		10.45%
EMERGING MARKETS BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,864,864.15		16.54%
EMERGING MARKETS BOND FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	5,299,779.98	*	47.02%

EMERGING MARKETS BOND FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	836,230.68	7.42%
EMERGING MARKETS BOND FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,840,362.71	16.33%
EMERGING MARKETS BOND FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,190,968.83	7.35%
EMERGING MARKETS BOND FUND	A	**	HARTFORD LIFE INSURANCE CO XXXK SEPARATE ACCOUNT PO BOX 2999, HARTFORD CT 06104-2999	907,786.53	5.61%
EMERGING MARKETS BOND FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	856,567.21	5.29%
EMERGING MARKETS BOND FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	901,750.65	5.57%
EMERGING MARKETS BOND FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,056,419.65	6.52%
EMERGING MARKETS BOND FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	2,124,786.89	13.12%

EMERGING MARKETS BOND FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,717,167.84	16.78%
EMERGING MARKETS BOND FUND	A	**	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # P08, MINNEAPOLIS MN 55402-4413	920,221.63	5.68%
EMERGING MARKETS BOND FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	888,326.96	5.49%
EMERGING MARKETS BOND FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,180,246.93	16.70%
EMERGING MARKETS BOND FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	948,479.87	13.42%
EMERGING MARKETS BOND FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,068,221.05	15.12%
EMERGING MARKETS BOND FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	802,869.45	11.36%

EMERGING MARKETS BOND FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	689,106.84		9.75%
EMERGING MARKETS BOND FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	564,056.08		7.98%
EMERGING MARKETS BOND FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	566,611.81		8.02%
EMERGING MARKETS BOND FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	7,804,430.41	*	52.46%
EMERGING MARKETS BOND FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	4,795,347.44	*	32.24%
EMERGING MARKETS CORPORATE BOND FUND	INST		PRTC LUMP SUM RETIREMENT PLAN TRUST PO BOX 360998, SAN JUAN PR 00936-0998	1,110,719.73		8.12%
EMERGING MARKETS CORPORATE BOND FUND	INST		SEI TRUST COMPANY FBO PIMCO EMERGING MARKETS FULL SPECTRUM BOND COLLECTIVE TRUST 1 FREEDOM VALLEY DR, OAKS PA 19456-9989	1,753,982.92		12.83%
EMERGING MARKETS CORPORATE BOND FUND	INST		STATE STREET BANK FBO PIMCO EMERGING MARKETS FULL SPECTRUM BOND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	8,346,133.79	*	61.04%

EMERGING MARKETS CORPORATE BOND FUND	INST	**	WELLS FARGO BANK NA FBO OMNIBUS ACCT CASH/CASH PO BOX 1533, MINNEAPOLIS MN 55480-1533	1,500,020.36		10.97%
EMERGING MARKETS CORPORATE BOND FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	7,475.73		11.52%
EMERGING MARKETS CORPORATE BOND FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	5,799.95		8.94%
EMERGING MARKETS CORPORATE BOND FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	45,789.25	*	70.58%
EMERGING MARKETS CORPORATE BOND FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	11,196.47		11.66%
EMERGING MARKETS CORPORATE BOND FUND	A		KARBEN LLC 11612 E RAINTREE DR, SCOTTSDALE AZ 85255-1883	9,518.92		9.92%
EMERGING MARKETS CORPORATE BOND FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	44,234.47	*	46.08%
EMERGING MARKETS CORPORATE BOND FUND	C		CAROL J LESLIE SUBJECT TO BFDS TOD RULES 19603 LESLIE RD, KINGSVILLE MO 64061-9288	2,242.44		5.39%
EMERGING MARKETS CORPORATE BOND FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	6,180.79		14.84%

EMERGING MARKETS CORPORATE BOND FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	11,800.82	*	28.34%
EMERGING MARKETS CORPORATE BOND FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	11,116.59	*	26.70%
EMERGING MARKETS CORPORATE BOND FUND	C		ROBERT E HANSEN CONNIE HANSEN JT TEN SUBJECT TO BFDS TOD RULES 514 3RD ST N, ALBERT CITY IA 50510-1112	2,799.00		6.72%
EMERGING MARKETS CORPORATE BOND FUND	C		SSB&T CUST IRA FBO JOHN DUVEN 55 SAGE MEADOW RD, GLENWOOD SPGS CO 81601-6708	2,642.71		6.35%
EMERGING MARKETS CORPORATE BOND FUND	D		CAPITAL ONE INVESTING, LLC --OMNIBUS ACCOUNT-- 83 S KING ST STE 700, SEATTLE WA 98104-2851	1,636.22		13.97%
EMERGING MARKETS CORPORATE BOND FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	5,563.68	*	47.52%
EMERGING MARKETS CORPORATE BOND FUND	D		VANGUARD BROKERAGE SERVICES A/C XXXX-XXXX PO BOX 1170, VALLEY FORGE PA 19482-1170	3,360.48	*	28.70%
EMERGING MARKETS CORPORATE BOND FUND	D		VANGUARD BROKERAGE SERVICES A/C XXXX-XXXX PO BOX 1170, VALLEY FORGE PA 19482-1170	594.03		5.07%

EMERGING MARKETS CURRENCY FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	109,166,322.90	*	29.02%
EMERGING MARKETS CURRENCY FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	232,907,156.17	*	61.91%
EMERGING MARKETS CURRENCY FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	553,997.75	*	98.76%
EMERGING MARKETS CURRENCY FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	43,965.76		5.68%
EMERGING MARKETS CURRENCY FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	299,758.59	*	38.75%
EMERGING MARKETS CURRENCY FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	206,700.19	*	26.72%
EMERGING MARKETS CURRENCY FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	111,923.11		14.47%
EMERGING MARKETS CURRENCY FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	168,456.44		9.70%

EMERGING MARKETS CURRENCY FUND	A		ATTN NPIO TRADE DESK DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST, DES MOINES IA 50392-0001	121,267.49	6.98%
EMERGING MARKETS CURRENCY FUND	A	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	87,331.23	5.03%
EMERGING MARKETS CURRENCY FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	177,098.50	10.20%
EMERGING MARKETS CURRENCY FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	234,370.51	13.49%
EMERGING MARKETS CURRENCY FUND	A	**	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029, COLUMBUS OH 43218-2029	141,731.62	8.16%
EMERGING MARKETS CURRENCY FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	276,334.13	15.91%
EMERGING MARKETS CURRENCY FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	71,840.60	8.05%
EMERGING MARKETS CURRENCY FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	87,245.11	9.78%

EMERGING MARKETS CURRENCY FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	179,700.59		20.14%
EMERGING MARKETS CURRENCY FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	87,524.16		9.81%
EMERGING MARKETS CURRENCY FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	172,523.91		19.34%
EMERGING MARKETS CURRENCY FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	61,535.52		6.90%
EMERGING MARKETS CURRENCY FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	72,884.57		8.17%
EMERGING MARKETS CURRENCY FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	753,799.56	*	43.27%
EMERGING MARKETS CURRENCY FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	738,780.36	*	42.41%

EMERGING MARKETS FULL SPECTRUM BOND FUND	INST		ANNE ARUNDEL COUNTY MARYLAND ANNE ARUNDEL COUNTY RETIREMENT & PENSION SYSTEM PO BOX 2700, ANNAPOLIS MD 21404-2700	8,697,774.98		18.90%
EMERGING MARKETS FULL SPECTRUM BOND FUND	INST	**	CAPINCO C/O US BANK NA PO BOX 1787, MILWAUKEE WI 53201-1787	5,176,624.70		11.25%
EMERGING MARKETS FULL SPECTRUM BOND FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	18,003,245.39	*	39.12%
EMERGING MARKETS FULL SPECTRUM BOND FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	10,016,445.84		21.77%
EMERGING MARKETS FULL SPECTRUM BOND FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	546,536.67	*	99.26%
EMERGING MARKETS FULL SPECTRUM BOND FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	12,957.64		6.66%
EMERGING MARKETS FULL SPECTRUM BOND FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	11,726.33		6.03%

EMERGING MARKETS FULL SPECTRUM BOND FUND	A	**	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # P08, MINNEAPOLIS MN 55402-4413	140,991.32	*	72.49%
EMERGING MARKETS FULL SPECTRUM BOND FUND	C	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	3,228.19		5.11%
EMERGING MARKETS FULL SPECTRUM BOND FUND	C		JOHN WISHARD & SANDRA K WISHARD JT WROS 2211 ROLLING HILLS DR, NOLENSVILLE TN 37135-9480	6,740.35		10.67%
EMERGING MARKETS FULL SPECTRUM BOND FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	5,004.98		7.92%
EMERGING MARKETS FULL SPECTRUM BOND FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	5,449.67		8.63%
EMERGING MARKETS FULL SPECTRUM BOND FUND	C		SSB&T CUST IRA FBO ERNEST A ROUSE 2210 DIVISION ST, MOBILE AL 36617-2806	4,044.21		6.40%
EMERGING MARKETS FULL SPECTRUM BOND FUND	C	**	STIFEL NICOLAUS & CO INC 501 NORTH BROADWAY, SAINT LOUIS MO 63102-2188	14,604.02		23.12%
EMERGING MARKETS FULL SPECTRUM BOND FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	5,209.41		8.25%
EMERGING MARKETS FULL SPECTRUM BOND FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	26,629.11		11.47%

EMERGING MARKETS FULL SPECTRUM BOND FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	196,368.27	*	84.58%
EXTENDED DURATION FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	6,207,778.77		11.04%
EXTENDED DURATION FUND	INST	**	DINGLE & CO C/O COMERICA BANK ATTN MCXXXX/MUTUAL FUNDS PO BOX 75000, DETROIT MI 48275-0001	5,719,703.47		10.17%
EXTENDED DURATION FUND	INST		MAC & CO A/C XXXXXX ATTN MUTUAL FUND OPS, PO BOX 3198, PITTSBURGH PA 15230-3198	6,804,515.64		12.10%
EXTENDED DURATION FUND	INST	**	MASSACHUSETTS MUTUAL INSURANCE COMPANY ATTN RS FUNDS OPERATIONS MIP C255, 1295 STATE ST, SPRINGFIELD MA 01111-0001	3,930,386.77		6.99%
EXTENDED DURATION FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	17,847,106.17	*	31.74%
EXTENDED DURATION FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	6,265,859.29		11.14%

EXTENDED DURATION FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,805,108.19	*	33.83%
EXTENDED DURATION FUND	P	**	MASSACHUSETTS MUTUAL INSURANCE COMPANY ATTN RS FUNDS OPERATIONS MIP C255, 1295 STATE ST, SPRINGFIELD MA 01111-0001	2,755,325.71	*	51.63%
EXTENDED DURATION FUND	P	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	599,645.67		11.24%
FLOATING INCOME FUND	INST	**	CAPINCO C/O US BANK NA PO BOX 1787, MILWAUKEE WI 53201-1787	1,778,787.49		18.00%
FLOATING INCOME FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	1,907,275.26		19.30%
FLOATING INCOME FUND	INST	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	607,061.18		6.14%
FLOATING INCOME FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,113,144.25		11.27%

FLOATING INCOME FUND	INST	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	877,683.51		8.88%
FLOATING INCOME FUND	INST		ROBERT W WOODRUFF ARTS CENTER INC ATTN STEPHEN P MERZ, 1280 PEACHTREE ST NE, ATLANTA GA 30309-3502	831,606.43		8.42%
FLOATING INCOME FUND	INST		UNIVERSITY OF MAINE SYSTEM ATTN CONTROLLERS OFFICE, 5703 ALUMNI HALL STE 101, ORONO ME 04469-5703	1,540,091.28		15.59%
FLOATING INCOME FUND	ADM	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	3,448.59		10.35%
FLOATING INCOME FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	6,680.46		20.05%
FLOATING INCOME FUND	ADM	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	5,392.96		16.19%
FLOATING INCOME FUND	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	2,766.96		8.30%
FLOATING INCOME FUND	ADM	**	VANGUARD MARKETING CORPORATION 100 VANGUARD BLVD, MALVERN PA 19355-2331	14,355.46	*	43.09%
FLOATING INCOME FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	481,769.19		19.28%

FLOATING INCOME FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	714,461.85	*	28.59%
FLOATING INCOME FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	382,713.24		15.31%
FLOATING INCOME FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	246,807.73		9.88%
FLOATING INCOME FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	337,939.83		13.52%
FLOATING INCOME FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	783,519.19	*	49.43%
FLOATING INCOME FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	322,448.59		20.34%
FLOATING INCOME FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	234,577.10		14.80%
FLOATING INCOME FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	96,279.97		6.07%

FLOATING INCOME FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,009,365.41	6.86%
FLOATING INCOME FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	978,231.58	6.65%
FLOATING INCOME FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	768,529.42	5.22%
FLOATING INCOME FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,210,331.61	8.23%
FLOATING INCOME FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,535,757.74	10.44%
FLOATING INCOME FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,978,510.08	13.45%
FLOATING INCOME FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,873,229.84	19.53%

FLOATING INCOME FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,505,347.93	10.23%
FLOATING INCOME FUND	CII	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,307,869.85	12.73%
FLOATING INCOME FUND	CII	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	582,727.38	5.67%
FLOATING INCOME FUND	CII	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	729,418.01	7.10%
FLOATING INCOME FUND	CII	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,661,875.80	16.17%
FLOATING INCOME FUND	CII	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,120,986.48	10.91%
FLOATING INCOME FUND	CII	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	797,366.87	7.76%

FLOATING INCOME FUND	CII	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,515,860.92		14.75%
FLOATING INCOME FUND	CII	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	632,548.20		6.16%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	166,169,753.99	*	34.98%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	93,463,012.91		19.68%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	INST	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	46,985,570.42		9.89%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	INST	**	WELLS FARGO BANK NA FBO OMNIBUS ACCT CASH/CASH PO BOX 1533, MINNEAPOLIS MN 55480-1533	56,777,928.40		11.95%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	ADM	**	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: CAROL WU/MUTUAL FUND OPS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	2,225,254.96	*	28.88%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,014,781.83		13.17%

FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	1,871,101.97		24.29%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	P	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	4,235,849.27		5.26%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	8,783,805.94		10.91%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	9,074,570.56		11.27%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	34,198,204.21	*	42.48%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	5,033,307.29		6.25%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	7,177,859.13		8.92%

FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	5,432,091.79		6.75%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	R	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	350,266.22		8.48%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	R	**	SAMMONS FINANCIAL NETWORK 5801 SW 6TH AVE, TOPEKA KS 66636-1001	380,291.69		9.20%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	R	**	UMB BANK N/A FIDUCIARY FOR TAX DEFERRED A/C’S 1 SECURITY BENEFIT PLACE, TOPEKA KS 66636-1000	1,139,988.47	*	27.59%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	R	**	UMB BANK NA FIDUCIARY FOR VARIOUS TAX DEFERRED ACCOUNTS ATTN FINANCE DEPARTMENT, 1 SW SECURITY BENEFIT PL, TOPEKA KS 66636-1000	524,334.85		12.69%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	5,170,867.56		10.54%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	2,849,189.22		5.81%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,913,248.10		5.94%

FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	18,033,365.41	*	36.77%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	5,160,906.22		10.52%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,293,215.12		13.39%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	547,505.83		5.67%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,310,821.50		13.58%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,294,683.14		13.41%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,174,309.15		12.16%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,175,117.65		12.17%

FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	701,637.42		7.27%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	68,870,675.39	*	59.62%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	31,235,026.27	*	27.04%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	6,551,214.70		5.67%
FOREIGN BOND FUND (UNHEDGED)	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	12,389,063.88		17.38%
FOREIGN BOND FUND (UNHEDGED)	INST		M & T BANK FBO NATIONAL ROOFING INDUSTRY PENSION PLAN ATTN DAVID BAGLEY, 1 M AND T PLZ FL 8, BUFFALO NY 14203-2309	3,972,910.89		5.58%
FOREIGN BOND FUND (UNHEDGED)	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	13,982,290.17		19.62%

FOREIGN BOND FUND (UNHEDGED)	INST	**	NORTHERN TRUST AS TRUSTEE FBO MORGAN STANLEY XXXK DV PO BOX 92994, CHICAGO IL 60675-2994	3,860,372.07		5.42%
FOREIGN BOND FUND (UNHEDGED)	INST		PRODUCER-WRITERS GUILD OF AMERICA PENSION PLAN 2900 W ALAMEDA AVE UNIT 1100, BURBANK CA 91505-4267	7,448,047.50		10.45%
FOREIGN BOND FUND (UNHEDGED)	INST	**	WELLS FARGO BANK NA FBO OMNIBUS ACCT CASH/CASH PO BOX 1533, MINNEAPOLIS MN 55480-1533	7,500,571.87		10.53%
FOREIGN BOND FUND (UNHEDGED)	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	538,821.75	*	30.83%
FOREIGN BOND FUND (UNHEDGED)	ADM	**	VANGUARD MARKETING CORPORATION 100 VANGUARD BLVD, MALVERN PA 19355-2331	89,135.45		5.10%
FOREIGN BOND FUND (UNHEDGED)	ADM	**	VRSCO FBO AIGFSB CUST TTEE FBO UNIVERSITY OF TEXAS SAVER XXXB 2929 ALLEN PKWY STE A6-20, HOUSTON TX 77019-7117	149,552.76		8.56%
FOREIGN BOND FUND (UNHEDGED)	ADM	**	VRSCO FBO AIGFSB CUST TTEE FBO UNIVERSITY OF TEXAS XXXB ORP 2929 ALLEN PKWY STE A6-20, HOUSTON TX 77019-7117	542,072.23	*	31.02%
FOREIGN BOND FUND (UNHEDGED)	ADM	**	WTRISC CO IRA OMNIBUS ACCT C/O ICMA RETIREMENT CORPORATION 777 NORTH CAPITOL STREET, NE, WASHINGTON DC 20002-4239	261,148.80		14.94%
FOREIGN BOND FUND (UNHEDGED)	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,144,431.90		15.60%

FOREIGN BOND FUND (UNHEDGED)	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	893,852.17		12.18%
FOREIGN BOND FUND (UNHEDGED)	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	3,462,000.73	*	47.18%
FOREIGN BOND FUND (UNHEDGED)	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	576,483.61		7.86%
FOREIGN BOND FUND (UNHEDGED)	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	564,505.11		7.69%
FOREIGN BOND FUND (UNHEDGED)	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	16,561,124.26	*	47.49%
FOREIGN BOND FUND (UNHEDGED)	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	12,427,529.35	*	35.63%
FOREIGN BOND FUND (UNHEDGED)	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,779,489.24		7.97%

FOREIGN BOND FUND (UNHEDGED)	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	787,254.65	8.62%
FOREIGN BOND FUND (UNHEDGED)	A		ATTN NPIO TRADE DESK DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST, DES MOINES IA 50392-0001	660,885.31	7.24%
FOREIGN BOND FUND (UNHEDGED)	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	509,493.87	5.58%
FOREIGN BOND FUND (UNHEDGED)	A	**	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE, HARTFORD CT 06156-0001	911,343.03	9.98%
FOREIGN BOND FUND (UNHEDGED)	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	954,985.86	10.46%
FOREIGN BOND FUND (UNHEDGED)	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,470,006.87	16.10%
FOREIGN BOND FUND (UNHEDGED)	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	876,339.26	9.60%
FOREIGN BOND FUND (UNHEDGED)	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	243,907.78	9.73%

FOREIGN BOND FUND (UNHEDGED)	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	146,426.93	5.84%
FOREIGN BOND FUND (UNHEDGED)	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	472,431.78	18.84%
FOREIGN BOND FUND (UNHEDGED)	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	600,637.24	23.96%
FOREIGN BOND FUND (UNHEDGED)	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	206,588.38	8.24%
FOREIGN BOND FUND (UNHEDGED)	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	218,534.67	8.72%
FOREIGN BOND FUND (UNHEDGED)	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	133,489.38	5.32%
GLOBAL ADVANTAGE STRATEGY BOND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	3,827,595.90	5.00%

GLOBAL ADVANTAGE STRATEGY BOND	INST		PENSION FUND OF THE CHRISTIAN CHURCH DISCIPLES OF CHRIST INC PO BOX 6251, INDIANAPOLIS IN 46206-6251	5,346,615.52		6.99%
GLOBAL ADVANTAGE STRATEGY BOND	INST		SOUND RETIREMENT TRUST 201 QUEEN ANNE AVE N STE 100, SEATTLE WA 98109-4824	21,069,074.23	*	27.53%
GLOBAL ADVANTAGE STRATEGY BOND	INST		STATE STREET BANK & TRUST CO TTEE FBO PACIFICORP MASTER RETIREMENT TRUST ATTN STEPHEN MEDEIROS, 1 LINCOLN ST STE 16, BOSTON MA 02111-2902	4,392,625.42		5.74%
GLOBAL ADVANTAGE STRATEGY BOND	INST	**	WELLS FARGO BANK FBO WELLS FARGO BANK XXXK RETIREMENT PLAN A/C XXXXXXXXXX 1525 WEST WT HARRIS BLVD, CHARLOTTE NC 28262-8522	15,011,610.10		19.61%
GLOBAL ADVANTAGE STRATEGY BOND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	82,622.45		20.94%
GLOBAL ADVANTAGE STRATEGY BOND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	97,935.72		24.83%
GLOBAL ADVANTAGE STRATEGY BOND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	69,706.89		17.67%
GLOBAL ADVANTAGE STRATEGY BOND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	56,808.09		14.40%

GLOBAL ADVANTAGE STRATEGY BOND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	39,316.82		9.97%
GLOBAL ADVANTAGE STRATEGY BOND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	174,114.44	*	29.76%
GLOBAL ADVANTAGE STRATEGY BOND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	311,285.10	*	53.21%
GLOBAL ADVANTAGE STRATEGY BOND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	38,711.33		6.62%
GLOBAL ADVANTAGE STRATEGY BOND	R	**	SAMMONS FINANCIAL NETWORK 5801 SW 6TH AVE, TOPEKA KS 66636-1001	47,412.26		13.28%
GLOBAL ADVANTAGE STRATEGY BOND	R	**	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY, WINDSOR CT 06095-4773	293,871.13	*	82.30%
GLOBAL ADVANTAGE STRATEGY BOND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	76,210.57		6.07%
GLOBAL ADVANTAGE STRATEGY BOND	A	**	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS XXXXX MANCHESTER RD SAINT LOUIS MO 63131-3729	71,383.32		5.68%

GLOBAL ADVANTAGE STRATEGY BOND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	92,159.43		7.34%
GLOBAL ADVANTAGE STRATEGY BOND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	144,490.01		11.50%
GLOBAL ADVANTAGE STRATEGY BOND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	155,716.61		12.40%
GLOBAL ADVANTAGE STRATEGY BOND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	381,299.53	*	30.36%
GLOBAL ADVANTAGE STRATEGY BOND	A	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	66,058.15		5.26%
GLOBAL ADVANTAGE STRATEGY BOND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	47,674.12		6.53%
GLOBAL ADVANTAGE STRATEGY BOND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	67,769.08		9.28%
GLOBAL ADVANTAGE STRATEGY BOND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	115,421.72		15.80%

GLOBAL ADVANTAGE STRATEGY BOND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	57,792.98	7.91%
GLOBAL ADVANTAGE STRATEGY BOND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	182,205.19	24.95%
GLOBAL ADVANTAGE STRATEGY BOND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	70,400.59	9.64%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	INST	**	CARIBOU INSURANCE COMPANY INC AON C/O ADRIAN RICHARDSON, 199 WATER STREET, NEW YORK NY 10038-3526	4,783,126.79	9.80%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	5,846,274.90	11.98%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	INST		MAC & CO A/C BFTFXXXXXXX ATTN MUTUAL FUND OPS, PO BOX 3198, PITTSBURGH PA 15230-3198	3,341,356.14	6.85%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	INST	**	MITRA & CO FBO XX C/O BMO HARRIS BANK NA ATTN MF C/O MARSHALL & ILSLEY TRUST CO NA, ATTN: MUTUAL FUNDS, 11270 W PARK PL STE 400, MILWAUKEE WI 53224-3638	7,480,333.79	15.33%

GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	12,491,342.78	*	25.60%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	INST	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	3,399,196.49		6.97%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	INST		WELLS FARGO BANK NA FBO HMH - OPERATIONAL PORTFOLIO XXXXXXXX PO BOX 1533, MINNEAPOLIS MN 55480-1533	2,518,385.78		5.16%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	516,154.79	*	60.38%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	ADM	**	T ROWE PRICE TRUST CO TTEE FBO RETIREMENT PLAN CLIENTS ATTN ASSET RECONCILIATION, PO BOX 17215, BALTIMORE MD 21297-1215	80,605.71		9.43%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	141,012.44		16.49%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	485,119.97		9.31%

GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,328,275.22	*	25.49%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	662,582.18		12.72%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	P	**	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # P08, MINNEAPOLIS MN 55402-4413	766,984.02		14.72%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,397,081.73	*	26.81%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	572,605.12		8.05%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	364,769.21		5.13%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,731,021.98		24.33%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,375,328.97		19.33%

GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	222,473.82	9.13%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	225,616.36	9.26%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	254,631.59	10.45%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	288,750.39	11.85%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	512,479.04	21.03%
GLOBAL BOND FUND (U.S. DOLLAR-HEDGED)	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	154,686.31	6.35%
GLOBAL BOND FUND (UNHEDGED)	INST	**	BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS HMO BLUE INC ATTN TREASURY-M/S 01/16, 101 HUNTINGTON AVE STE 1300, BOSTON MA 02199-7611	4,982,080.49	11.98%
GLOBAL BOND FUND (UNHEDGED)	INST	**	BLUE CROSS BLUE SHIELD OF MASSACHUSETTS INC INDEMNITY ATTN TREASURY-M/S 01/16, 101 HUNTINGTON AVE STE 1300, BOSTON MA 02199-7611	3,960,698.71	9.52%

GLOBAL BOND FUND (UNHEDGED)	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	5,377,927.41		12.93%
GLOBAL BOND FUND (UNHEDGED)	INST	**	GREAT WEST TRUST CO. AS TRUSTEE FBO REED ELSEVIER US SALARY INVESTMENT 11500 OUTLOOK ST, OVERLAND PARK KS 66211-1804	2,272,011.75		5.46%
GLOBAL BOND FUND (UNHEDGED)	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	14,765,951.65	*	35.51%
GLOBAL BOND FUND (UNHEDGED)	ADM	**	JOHN HANCOCK LIFE INS CO (USA) ATTN LIZ SEELEY, RPS-TRADING OPS ST-4, 601 CONGRESS ST, BOSTON MA 02210-2805	10,810,049.96	*	81.03%
GLOBAL BOND FUND (UNHEDGED)	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	893,373.68		6.70%
GLOBAL BOND FUND (UNHEDGED)	P		LESLIE C SUGIMOTO DDS FBO LESLIE C SUGIMOTO DDS INC XXX(K) PROFIT SHARING PLAN & TRUST 3151 S WHITE RD STE 211, SAN JOSE CA 95148-4045	27,331.24	*	29.32%

GLOBAL BOND FUND (UNHEDGED)	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	35,391.21	*	37.97%
GLOBAL BOND FUND (UNHEDGED)	P	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	6,048.24		6.49%
GLOBAL BOND FUND (UNHEDGED)	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	7,115.16		7.63%
GLOBAL BOND FUND (UNHEDGED)	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	800,548.60	*	43.01%
GLOBAL BOND FUND (UNHEDGED)	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	723,427.63	*	38.87%
GLOBAL MULTI-ASSET FUND	R	**	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY, WINDSOR CT 06095-4773	459,279.00	*	73.74%
GLOBAL MULTI-ASSET FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	4,433,669.33		14.15%

GLOBAL MULTI-ASSET FUND	INST		COLGATE PALMOLIVE RETIREMENT TRUST 300 PARK AVE FL 14, NEW YORK NY 10022-7412	5,889,170.00		18.80%
GLOBAL MULTI-ASSET FUND	INST	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FL, JACKSONVILLE FL 32246-6484	2,187,098.83		6.98%
GLOBAL MULTI-ASSET FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	3,241,339.97		10.35%
GLOBAL MULTI-ASSET FUND	INST		STATE STREET BANK FBO THE PIMCO FOUNDATION 1633 BROADWAY NEW YORK, NY 10019	2,005,899.42		6.40%
GLOBAL MULTI-ASSET FUND	INST		THE ROTARY FOUNDATION OF ROTARY INTERNATIONAL 1560 SHERMAN AVE, EVANSTON IL 60201-4818	3,727,940.75		11.90%
GLOBAL MULTI-ASSET FUND	INST		UOB HOLDINGS USA INC 592 5TH AVE FL 10, NEW YORK NY 10036-4707	2,847,538.97		9.09%
GLOBAL MULTI-ASSET FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	417,176.97		7.77%
GLOBAL MULTI-ASSET FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,572,732.00	*	29.29%

GLOBAL MULTI-ASSET FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	718,852.32		13.39%
GLOBAL MULTI-ASSET FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	932,630.76		17.37%
GLOBAL MULTI-ASSET FUND	P	**	STIFEL NICOLAUS & CO INC 501 NORTH BROADWAY, SAINT LOUIS MO 63102-2188	312,428.06		5.82%
GLOBAL MULTI-ASSET FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	993,317.66		18.50%
GLOBAL MULTI-ASSET FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	593,399.62	*	31.18%
GLOBAL MULTI-ASSET FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	691,941.21	*	36.35%
GLOBAL MULTI-ASSET FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	362,386.73		19.04%
GLOBAL MULTI-ASSET FUND	R	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	36,223.48		5.82%

GLOBAL MULTI-ASSET FUND	R	**	SAMMONS FINANCIAL NETWORK 5801 SW 6TH AVE, TOPEKA KS 66636-1001	73,336.51	11.77%
GLOBAL MULTI-ASSET FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,001,396.52	8.96%
GLOBAL MULTI-ASSET FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,381,701.90	12.36%
GLOBAL MULTI-ASSET FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,182,974.23	10.58%
GLOBAL MULTI-ASSET FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,040,660.96	9.31%
GLOBAL MULTI-ASSET FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,237,944.94	20.02%
GLOBAL MULTI-ASSET FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,212,776.98	9.95%
GLOBAL MULTI-ASSET FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	720,325.71	5.91%

GLOBAL MULTI-ASSET FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,063,299.20		16.92%
GLOBAL MULTI-ASSET FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,888,990.28		15.49%
GLOBAL MULTI-ASSET FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,741,668.55		14.28%
GLOBAL MULTI-ASSET FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	768,065.29		6.30%
GLOBAL MULTI-ASSET FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	862,039.06		7.07%
GLOBAL MULTI-ASSET FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	926.18	*	40.86%
GLOBAL MULTI-ASSET FUND	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	1,340.47	*	59.14%
GNMA FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	4,144,935.37		13.37%

GNMA FUND	INST	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,697,528.76		5.48%
GNMA FUND	INST	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,634,037.53		5.27%
GNMA FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	11,523,956.09	*	37.18%
GNMA FUND	INST	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,650,080.33		5.32%
GNMA FUND	INST	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	3,208,374.20		10.35%
GNMA FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,982,848.12	*	25.99%
GNMA FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,962,322.08	*	25.72%

GNMA FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	1,250,391.72		16.39%
GNMA FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,590,366.89		20.85%
GNMA FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	3,868,879.24	*	46.84%
GNMA FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,695,953.41		20.53%
GNMA FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,341,246.61		16.24%
GNMA FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	901,760.36		10.92%
GNMA FUND	A		ATTN NPIO TRADE DESK DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST, DES MOINES IA 50392-0001	2,945,584.64		14.77%
GNMA FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,514,384.87		7.59%

GNMA FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,629,457.03	8.17%
GNMA FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,531,051.02	7.67%
GNMA FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,250,422.33	15.51%
GNMA FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	952,912.87	11.82%
GNMA FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	912,853.50	11.32%
GNMA FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	978,814.60	12.14%
GNMA FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,053,301.31	13.06%
GOVERNMENT MONEY MARKET FUND	M	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	60,761,360.49	17.35%

GOVERNMENT MONEY MARKET FUND	M	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	104,129,266.05	*	29.74%
GOVERNMENT MONEY MARKET FUND	M		US BANK NA FBO CFP FOR THE PIMCO INVESTMENT PO BOX 1787, MILWAUKEE WI 53201-1787	75,174,923.56		21.47%
GOVERNMENT MONEY MARKET FUND	M		VIVA HEALTH INC 417 20TH ST N STE 100, BIRMINGHAM AL 35203-3220	62,212,702.55		17.77%
GOVERNMENT MONEY MARKET FUND	M		WELLS FARGO BANK NA FBO MARIN COMMUNITY FOUNDATION PO BOX 1533, MINNEAPOLIS MN 55480-1533	23,420,552.72		6.69%
GOVERNMENT MONEY MARKET FUND	P		GREAT-WEST TRUST COMPANY LLC TTEE F RETIREMENT PLANS 8515 E ORCHARD RD 2T2, GREENWOOD VILLAGE CO 80111-5002	854,242.54		13.20%
GOVERNMENT MONEY MARKET FUND	P		INTERACTIVE BROKERS LLC 2 PICKWICK PLZ STE 202, GREENWICH CT 06830-5576	4,137,629.36	*	63.94%
GOVERNMENT MONEY MARKET FUND	P		MID ATLANTIC TR CO FBO URBAN HOUSING COMMUNITIES LLC XXXK PSP & TR 1251 WATERFRONT PL STE 525, PITTSBURGH PA 15222-4228	361,923.67		5.59%
GOVERNMENT MONEY MARKET FUND	P		MID ATLANTIC TRUST COMPANY FBO BETTENCOURT GREEN BUILDING SUP XXX( 1251 WATERFRONT PL STE 525, PITTSBURGH PA 15222-4228	410,749.34		6.35%

GOVERNMENT MONEY MARKET FUND	INST	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	10,003.46	*	100.00%
GOVERNMENT MONEY MARKET FUND	ADM	**	JOHN HANCOCK TRUST COMPANY LLC 690 CANTON ST STE 100, WESTWOOD MA 02090-2324	3,685,480.80	*	99.73%
GOVERNMENT MONEY MARKET FUND	A	**	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS XXXXX MANCHESTER RD SAINT LOUIS MO 63131-3729	422,626.02		6.12%
GOVERNMENT MONEY MARKET FUND	A		MID ATLANTIC TRUST COMPANY FBO DRAGON ROUGE LLC XXX(K) PROFIT SHAR 1251 WATERFRONT PL STE 525, PITTSBURGH PA 15222-4228	1,050,804.76		15.21%
GOVERNMENT MONEY MARKET FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	404,845.30		5.86%
GOVERNMENT MONEY MARKET FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	746,875.45		10.81%
GOVERNMENT MONEY MARKET FUND	A	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	453,217.42		6.56%
GOVERNMENT MONEY MARKET FUND	A	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	1,005,686.69		14.56%
GOVERNMENT MONEY MARKET FUND	A	**	VOYA INSTITUTIONAL TRUST COMPANY 151 FARMINGTON AVE, HARTFORD CT 06156-0001	881,566.70		12.76%

GOVERNMENT MONEY MARKET FUND	C	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	332,731.84		5.09%
GOVERNMENT MONEY MARKET FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	3,034,131.56	*	46.40%
GOVERNMENT MONEY MARKET FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,648,229.07	*	25.20%
HIGH YIELD FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	86,791,300.09		11.16%
HIGH YIELD FUND	INST	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FL, JACKSONVILLE FL 32246-6484	40,223,632.65		5.17%
HIGH YIELD FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	218,272,230.35	*	28.06%
HIGH YIELD FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	41,347,813.48		5.32%

HIGH YIELD FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	65,232,549.65		8.39%
HIGH YIELD FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	7,991,539.94		18.92%
HIGH YIELD FUND	ADM	**	VANTAGETRUST NAV C/O ICMA RETIREMENT CORPORATION, 777 N CAPITOL ST NE, WASHINGTON DC 20002-4239	14,856,521.78	*	35.18%
HIGH YIELD FUND	ADM	**	VANTAGETRUST UNITIZED C/O ICMA RETIREMENT CORPORATION, 777 N CAPITOL ST NE, WASHINGTON DC 20002-4239	10,052,680.93		23.80%
HIGH YIELD FUND	P	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	12,602,944.01		6.28%
HIGH YIELD FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	10,666,158.07		5.32%
HIGH YIELD FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	12,272,215.88		6.12%

HIGH YIELD FUND	R		AMERICAN UNITED INSURANCE CO TTEE GROUP RETIREMENT ANNUITY PO BOX 368, INDIANAPOLIS IN 46206-0368	622,499.53	16.43%
HIGH YIELD FUND	R		AMERICAN UNITED INSURANCE CO TTEE UNIT INVESTMENT TRUST PO BOX 368, INDIANAPOLIS IN 46206-0368	273,766.71	7.23%
HIGH YIELD FUND	R	**	MASSACHUSETTES MUTUAL LIFE INSURANCE CO 1295 STATE STREET MIP N255, SPRINGFIELD MA 01111-0001	223,984.99	5.91%
HIGH YIELD FUND	R		MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # M200-INVST, SPRINGFIELD MA 01111-0001	217,158.86	5.73%
HIGH YIELD FUND	R	**	SAMMONS FINANCIAL NETWORK 5801 SW 6TH AVE, TOPEKA KS 66636-1001	684,098.04	18.06%
HIGH YIELD FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	3,759,195.12	5.13%
HIGH YIELD FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	6,507,518.53	8.88%
HIGH YIELD FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	4,597,253.01	6.28%
HIGH YIELD FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	5,467,173.90	7.46%

HIGH YIELD FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	7,619,461.62	10.40%
HIGH YIELD FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	8,251,861.39	11.26%
HIGH YIELD FUND	A	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	4,530,360.63	6.18%
HIGH YIELD FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	6,362,660.67	15.56%
HIGH YIELD FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	2,717,644.83	6.65%
HIGH YIELD FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	7,396,524.54	18.09%
HIGH YIELD FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	5,334,518.96	13.05%
HIGH YIELD FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	3,157,187.29	7.72%

HIGH YIELD FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	3,735,014.65		9.13%
HIGH YIELD FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	2,435,938.29		5.96%
HIGH YIELD FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	2,079,484.15		5.09%
HIGH YIELD FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	18,972,767.83	*	41.52%
HIGH YIELD FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	14,383,208.64	*	31.48%
HIGH YIELD FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	6,391,556.09		13.99%
HIGH YIELD MUNICIPAL BOND FUND	INST		BARCLAYS CAPITAL INC. XXX-XXXXX-XX 70 HUDSON ST FL 7, JERSEY CITY NJ 07302-4585	4,003,087.78		9.42%
HIGH YIELD MUNICIPAL BOND FUND	INST		BROWN BROTHERS HARRIMAN & CO AS CUSTODIAN FOR XXXXXXX CASH ATTN MUTUAL FUND SERVICES, 140 BROADWAY, NEW YORK NY 10005-1108	2,225,326.09		5.23%

HIGH YIELD MUNICIPAL BOND FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	9,969,742.73		23.45%
HIGH YIELD MUNICIPAL BOND FUND	INST	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	7,556,116.08		17.77%
HIGH YIELD MUNICIPAL BOND FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	8,506,616.42		20.01%
HIGH YIELD MUNICIPAL BOND FUND	INST	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	3,288,882.62		7.74%
HIGH YIELD MUNICIPAL BOND FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	2,571,950.68		15.95%
HIGH YIELD MUNICIPAL BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	6,170,142.88	*	38.27%
HIGH YIELD MUNICIPAL BOND FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	6,277,982.47	*	38.94%

HIGH YIELD MUNICIPAL BOND FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,774,422.24	6.29%
HIGH YIELD MUNICIPAL BOND FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	5,496,003.19	19.48%
HIGH YIELD MUNICIPAL BOND FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	4,861,497.88	17.24%
HIGH YIELD MUNICIPAL BOND FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,867,350.04	6.62%
HIGH YIELD MUNICIPAL BOND FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	4,657,129.96	16.51%
HIGH YIELD MUNICIPAL BOND FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	2,067,870.73	7.33%
HIGH YIELD MUNICIPAL BOND FUND	CII	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,572,546.74	14.55%
HIGH YIELD MUNICIPAL BOND FUND	CII	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	743,780.56	6.88%

HIGH YIELD MUNICIPAL BOND FUND	CII	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,665,084.66		24.66%
HIGH YIELD MUNICIPAL BOND FUND	CII	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,031,549.39		9.55%
HIGH YIELD MUNICIPAL BOND FUND	CII	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	564,187.70		5.22%
HIGH YIELD MUNICIPAL BOND FUND	CII	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,800,979.93		16.67%
HIGH YIELD MUNICIPAL BOND FUND	CII	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	999,636.51		9.25%
HIGH YIELD MUNICIPAL BOND FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	1,730,841.84		23.37%
HIGH YIELD MUNICIPAL BOND FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	3,865,161.09	*	52.18%
HIGH YIELD MUNICIPAL BOND FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	930,435.72		12.56%

HIGH YIELD SPECTRUM	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	58,940,584.79	*	33.22%
HIGH YIELD SPECTRUM	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	95,845,818.52	*	54.02%
HIGH YIELD SPECTRUM	P	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	12,144,399.97	*	86.48%
HIGH YIELD SPECTRUM	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,222,184.56		8.70%
HIGH YIELD SPECTRUM	A	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	101,862.24		5.38%
HIGH YIELD SPECTRUM	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	163,297.07		8.62%
HIGH YIELD SPECTRUM	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	136,948.36		7.23%

HIGH YIELD SPECTRUM	A		MATRIX TRUST COMPANY AS AGENT FOR COUNSEL TRUST COMPANY GWN 717 17TH ST STE 1300, DENVER CO 80202-3304	158,397.36	8.36%
HIGH YIELD SPECTRUM	A		MATRIX TRUST COMPANY AS AGENT FOR COUNSEL TRUST COMPANY GWN 717 17TH ST STE 1300, DENVER CO 80202-3304	215,935.89	11.39%
HIGH YIELD SPECTRUM	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	282,969.98	14.93%
HIGH YIELD SPECTRUM	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	355,182.11	18.74%
HIGH YIELD SPECTRUM	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	176,319.24	9.30%
HIGH YIELD SPECTRUM	C	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	72,010.14	9.37%
HIGH YIELD SPECTRUM	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	130,569.09	17.00%

HIGH YIELD SPECTRUM	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	74,751.71		9.73%
HIGH YIELD SPECTRUM	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	132,394.99		17.23%
HIGH YIELD SPECTRUM	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	41,435.49		5.39%
HIGH YIELD SPECTRUM	C	**	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # P08, MINNEAPOLIS MN 55402-4413	43,403.52		5.65%
HIGH YIELD SPECTRUM	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	120,925.86		15.74%
HIGH YIELD SPECTRUM	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	3,164,396.69	*	60.56%
HIGH YIELD SPECTRUM	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,617,124.63	*	30.95%

INCOME FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	419,859,731.15		20.39%
INCOME FUND	INST	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	191,868,710.72		9.32%
INCOME FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	468,129,852.36		22.74%
INCOME FUND	INST	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	156,250,511.67		7.59%
INCOME FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	121,017,287.51		5.88%
INCOME FUND	ADM	**	AMERICAN UNITED LIFE INSURANCE CO UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS, PO BOX 368, INDIANAPOLIS IN 46206-0368	988,639.00		5.13%
INCOME FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	5,309,619.65	*	27.56%

INCOME FUND	ADM	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,237,598.57	6.42%
INCOME FUND	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	3,597,878.81	18.67%
INCOME FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	142,657,937.10	14.25%
INCOME FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	215,509,817.05	21.53%
INCOME FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	175,286,230.99	17.51%
INCOME FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	145,972,509.62	14.58%
INCOME FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	81,071,358.59	8.10%
INCOME FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	149,933,499.35	14.98%
INCOME FUND	R		ATTN NPIO TRADE DESK DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST, DES MOINES IA 50392-0001	4,389,775.88	21.39%

INCOME FUND	R	**	SAMMONS FINANCIAL NETWORK 5801 SW 6TH AVE, TOPEKA KS 66636-1001	5,446,879.33	*	26.54%
INCOME FUND	R	**	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY, WINDSOR CT 06095-4773	2,630,896.84		12.82%
INCOME FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	149,341,404.03		23.26%
INCOME FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	39,890,214.67		6.21%
INCOME FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	48,981,326.91		7.63%
INCOME FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	40,751,670.75		6.35%
INCOME FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	86,431,379.86		13.46%
INCOME FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	95,966,079.68		14.95%

INCOME FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	84,448,568.58		14.36%
INCOME FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	37,985,279.94		6.46%
INCOME FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	92,705,241.38		15.77%
INCOME FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	64,600,889.44		10.99%
INCOME FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	46,748,853.77		7.95%
INCOME FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	75,646,370.30		12.86%
INCOME FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	32,836,702.39		5.58%
INCOME FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	375,254,569.06	*	45.35%

INCOME FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	311,770,477.01	*	37.68%
INCOME FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	48,832,075.18		5.90%
INFLATION RESPONSE MULTI-ASSET FUND	INST		MAC & CO A/C SEMFXXXXXXX ATTN MUTUAL FUND OPS, PO BOX 3198, 525 WILLIAM PENN PLACE, PITTSBURGH PA 15230-3198	17,520,450.45		15.69%
INFLATION RESPONSE MULTI-ASSET FUND	INST	**	MAC & CO A/C XXXXXX ATTN MUTUAL FUND OPS, PO BOX 3198, PITTSBURGH PA 15230-3198	43,839,419.38	*	39.27%
INFLATION RESPONSE MULTI-ASSET FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	18,332,982.06		16.42%
INFLATION RESPONSE MULTI-ASSET FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	103,370.34		13.44%
INFLATION RESPONSE MULTI-ASSET FUND	P	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	644,292.48	*	83.80%

INFLATION RESPONSE MULTI-ASSET FUND	A	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	225,100.85		20.10%
INFLATION RESPONSE MULTI-ASSET FUND	A	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	84,199.90		7.52%
INFLATION RESPONSE MULTI-ASSET FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	328,813.46	*	29.36%
INFLATION RESPONSE MULTI-ASSET FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	214,841.73		19.18%
INFLATION RESPONSE MULTI-ASSET FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	51,298.16		19.74%
INFLATION RESPONSE MULTI-ASSET FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	19,641.73		7.56%
INFLATION RESPONSE MULTI-ASSET FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	108,646.39	*	41.80%
INFLATION RESPONSE MULTI-ASSET FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	381,338.73	*	58.96%

INFLATION RESPONSE MULTI-ASSET FUND	D	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	54,861.21		8.48%
INFLATION RESPONSE MULTI-ASSET FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	122,242.65		18.90%
INVESTMENT GRADE CORPORATION BOND FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	119,958,756.46	*	25.61%
INVESTMENT GRADE CORPORATION BOND FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	93,468,413.99		19.95%
INVESTMENT GRADE CORPORATION BOND FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	23,691,790.79		5.06%
INVESTMENT GRADE CORPORATION BOND FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	52,609,939.22		11.23%
INVESTMENT GRADE CORPORATION BOND FUND	ADM	**	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: CAROL WU/MUTUAL FUND OPS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	29,626,264.82	*	79.77%

INVESTMENT GRADE CORPORATION BOND FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	2,027,324.87		5.46%
INVESTMENT GRADE CORPORATION BOND FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	53,019,528.38	*	35.65%
INVESTMENT GRADE CORPORATION BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	42,182,223.54	*	28.36%
INVESTMENT GRADE CORPORATION BOND FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	21,033,638.88		14.14%
INVESTMENT GRADE CORPORATION BOND FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	16,008,849.70		10.76%
INVESTMENT GRADE CORPORATION BOND FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	12,512,546.36		20.75%
INVESTMENT GRADE CORPORATION BOND FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	37,868,600.90	*	62.81%

INVESTMENT GRADE CORPORATION BOND FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	4,496,614.58	7.46%
INVESTMENT GRADE CORPORATION BOND FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	12,566,749.14	12.81%
INVESTMENT GRADE CORPORATION BOND FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	5,699,062.50	5.81%
INVESTMENT GRADE CORPORATION BOND FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	5,880,732.15	5.99%
INVESTMENT GRADE CORPORATION BOND FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	8,427,823.12	8.59%
INVESTMENT GRADE CORPORATION BOND FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	9,934,363.99	10.12%
INVESTMENT GRADE CORPORATION BOND FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	15,671,659.37	15.97%
INVESTMENT GRADE CORPORATION BOND FUND	A	**	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST, BOSTON MA 02111-2901	5,957,606.84	6.07%

INVESTMENT GRADE CORPORATION BOND FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	9,519,938.53	16.79%
INVESTMENT GRADE CORPORATION BOND FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	10,605,824.67	18.71%
INVESTMENT GRADE CORPORATION BOND FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	5,248,600.58	9.26%
INVESTMENT GRADE CORPORATION BOND FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	4,911,470.69	8.66%
INVESTMENT GRADE CORPORATION BOND FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	9,082,040.56	16.02%
LONG DURATION TOTAL RETURN FUND	INST		JPM A/C XXXXX AS DIRECTED TTEE FOR THE ERNST & YOUNG DEF BENE RET PL TR FUND ACCT ATTN TOTAL REWARDS-BENEFITS, 200 PLAZA DR STE 2, SECAUCUS NJ 07094-3607	17,732,092.18	7.00%
LONG DURATION TOTAL RETURN FUND	INST		MAC & CO A/C XXXXXX ATTN MUTUAL FUND OPS, PO BOX 3198, PITTSBURGH PA 15230-3198	18,051,901.52	7.13%
LONG DURATION TOTAL RETURN FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	34,411,282.46	13.59%

LONG DURATION TOTAL RETURN FUND	INST		RUSSELL TRUST COMPANY TRUSTEE FOR PACCAR INC RETIREMENT PLAN ATTN BOB HOLLEMAN, RUSSELL INVESTMENTS, 1301 2ND AVE FL 18, SEATTLE WA 98101-3814	13,331,087.73		5.26%
LONG DURATION TOTAL RETURN FUND	INST		US BANK FBO LEGACY HEALTH PO BOX 1787, MILWAUKEE WI 53201-1787	13,655,047.76		5.39%
LONG DURATION TOTAL RETURN FUND	INST		WELLS FARGO BANK NA FBO SENTARA PENSION MUTUAL FUNDS XXXXXXXX PO BOX 1533, MINNEAPOLIS MN 55480-1533	13,332,322.55		5.27%
LONG DURATION TOTAL RETURN FUND	P	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	131,496.26		13.57%
LONG DURATION TOTAL RETURN FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	411,485.03	*	42.45%
LONG DURATION TOTAL RETURN FUND	P	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	106,775.73		11.02%
LONG DURATION TOTAL RETURN FUND	P		TD AMERITRADE TRUST COMPANY CO#XXFTJ PO BOX 17748, DENVER CO 80217-0748	51,195.85		5.28%
LONG DURATION TOTAL RETURN FUND	P		TD AMERITRADE TRUST COMPANY CO#XXTXX PO BOX 17748, DENVER CO 80217-0748	49,090.07		5.06%

LONG DURATION TOTAL RETURN FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	206,477.91	*	73.32%
LONG DURATION TOTAL RETURN FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	56,521.31		20.07%
LONG-TERM CREDIT FUND	INST	**	MASSACHUSETTS MUTUAL INSURANCE COMPANY ATTN RS FUNDS OPERATIONS MIP C255, 1295 STATE ST, SPRINGFIELD MA 01111-0001	18,573,468.78		7.24%
LONG-TERM CREDIT FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	86,158,662.84	*	33.60%
LONG-TERM CREDIT FUND	INST	**	WELLS FARGO BANK NA FBO OMNIBUS ACCT REINV/REINV 733 MARQUETTE AVE SOUTH, MINNEAPOLIS MN 55479-0001	41,481,964.08		16.18%
LONG-TERM CREDIT FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	6,821,371.33	*	78.18%
LONG-TERM CREDIT FUND	P	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,851,625.24		21.22%

LONG-TERM CREDIT FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	40,949.40	*	26.58%
LONG-TERM CREDIT FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	109,915.84	*	71.34%
LONG-TERM U.S. GOVERNMENT FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	1,310,646.87	*	62.89%
LONG-TERM U.S. GOVERNMENT FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	201,373.92		9.66%
LONG-TERM U.S. GOVERNMENT FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	513,298.46		24.63%
LONG-TERM U.S. GOVERNMENT FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	21,069,701.53		23.37%
LONG-TERM U.S. GOVERNMENT FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	13,815,804.25		15.32%
LONG-TERM U.S. GOVERNMENT FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	32,494,727.52	*	36.04%

LONG-TERM U.S. GOVERNMENT FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	2,271,483.33	*	50.02%
LONG-TERM U.S. GOVERNMENT FUND	ADM	**	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL XXX THE SCHOOL BOARD OF SARASOTA 1960 LANDINGS BOULEVARD, SARASOTA FL 34231-3300	276,269.17		6.08%
LONG-TERM U.S. GOVERNMENT FUND	ADM	**	SAXON & CO FBO XX-XX-XXX-XXXXXXX PO BOX 7780-1888, PHILADELPHIA PA 19182-0001	262,451.22		5.78%
LONG-TERM U.S. GOVERNMENT FUND	ADM	**	TAYNIK & CO 1200 CROWN COLONY DR CC103, QUINCY MA 02169-0938	336,853.14		7.42%
LONG-TERM U.S. GOVERNMENT FUND	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	300,879.32		6.63%
LONG-TERM U.S. GOVERNMENT FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	2,165,267.35		15.47%
LONG-TERM U.S. GOVERNMENT FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	7,328,542.01	*	52.37%
LONG-TERM U.S. GOVERNMENT FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	2,500,041.03		17.87%

LONG-TERM U.S. GOVERNMENT FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	2,501,960.44	11.46%
LONG-TERM U.S. GOVERNMENT FUND	A	**	MASSACHUSETTES MUTUAL LIFE INSURANCE CO 1295 STATE STREET MIP N255, SPRINGFIELD MA 01111-0001	2,368,197.29	10.85%
LONG-TERM U.S. GOVERNMENT FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,499,034.50	6.87%
LONG-TERM U.S. GOVERNMENT FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,409,557.85	6.46%
LONG-TERM U.S. GOVERNMENT FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,333,559.14	10.69%
LONG-TERM U.S. GOVERNMENT FUND	A	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	2,033,626.26	9.32%
LONG-TERM U.S. GOVERNMENT FUND	C	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	281,368.86	5.20%
LONG-TERM U.S. GOVERNMENT FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,083,714.07	20.03%

LONG-TERM U.S. GOVERNMENT FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	558,020.13	10.31%
LONG-TERM U.S. GOVERNMENT FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	411,452.02	7.60%
LONG-TERM U.S. GOVERNMENT FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	565,605.59	10.45%
LONG-TERM U.S. GOVERNMENT FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	561,884.99	10.38%
LONG-TERM U.S. GOVERNMENT FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	378,261.83	6.99%
LOW DURATION FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	117,022,585.19	17.01%
LOW DURATION FUND	INST	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	115,183,952.54	16.74%

LOW DURATION FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	98,687,818.70		14.35%
LOW DURATION FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	34,499,389.75		5.01%
LOW DURATION FUND	ADM	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	826,758.30		5.05%
LOW DURATION FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	10,002,752.88	*	61.08%
LOW DURATION FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	9,082,024.17		10.95%
LOW DURATION FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	13,797,990.95		16.64%
LOW DURATION FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	33,323,515.92	*	40.19%

LOW DURATION FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	6,028,596.87	7.27%
LOW DURATION FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	6,807,930.45	8.21%
LOW DURATION FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	9,843,737.83	9.29%
LOW DURATION FUND	A		MERRILL LYNCH LIFE INSURANCE CO PRODUCT: INVESTOR CHOICE ANNUITY IRA SERIES 4333 EDGEWOOD RD NE, CEDAR RAPIDS IA 52499-0001	5,697,899.58	5.38%
LOW DURATION FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	12,358,314.38	11.66%
LOW DURATION FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	9,960,004.00	9.40%
LOW DURATION FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	9,742,647.83	9.19%
LOW DURATION FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	12,531,378.82	11.82%
LOW DURATION FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	6,683,535.35	6.31%

LOW DURATION FUND	CII	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	6,660,483.41	12.07%
LOW DURATION FUND	CII	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	3,538,965.27	6.41%
LOW DURATION FUND	CII	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	13,743,075.14	24.90%
LOW DURATION FUND	CII	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	7,956,484.38	14.42%
LOW DURATION FUND	CII	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	3,852,367.19	6.98%
LOW DURATION FUND	CII	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	5,812,478.34	10.53%
LOW DURATION FUND	CII	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	2,809,108.01	5.09%

LOW DURATION FUND	CII	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	2,806,609.46		5.09%
LOW DURATION FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	24,024,474.71	*	29.59%
LOW DURATION FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	45,409,489.66	*	55.93%
LOW DURATION FUND	R		ATTN NPIO TRADE DESK DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST, DES MOINES IA 50392-0001	905,704.78		9.35%
LOW DURATION FUND	R	**	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE, HARTFORD CT 06156-0001	1,534,062.58		15.84%
LOW DURATION FUND	R	**	SAMMONS FINANCIAL NETWORK 5801 SW 6TH AVE, TOPEKA KS 66636-1001	731,034.15		7.55%
LOW DURATION FUND	R	**	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST, BOSTON MA 02111-2901	1,083,763.27		11.19%
LOW DURATION FUND	R	**	UMB BANK N/A FIDUCIARY FOR TAX DEFERRED A/C’S 1 SW SECURITY BENEFIT PL, TOPEKA KS 66636-1000	1,497,167.48		15.46%
LOW DURATION FUND	R	**	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY, WINDSOR CT 06095-4773	971,011.04		10.03%

LOW DURATION FUND II	INST	**	CAPINCO C/O US BANK NA PO BOX 1787, MILWAUKEE WI 53201-1787	5,544,254.86		17.66%
LOW DURATION FUND II	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	7,828,460.61		24.94%
LOW DURATION FUND II	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	3,126,687.75		9.96%
LOW DURATION FUND II	INST	**	WELLS FARGO BANK NA FBO OMNIBUS ACCT REINV/REINV PO BOX 1533, MINNEAPOLIS MN 55480-1533	2,055,169.13		6.55%
LOW DURATION FUND II	INST	**	XEROX CORPORATION TRUST AGREEMENT TO FUND RETIREMENT PLANS 45 GLOVER AVE, NORWALK CT 06850-1238	3,853,233.93		12.28%
LOW DURATION FUND II	ADM		WELLS FARGO BANK NA FBO CED GRANTOR TR-SERP PO BOX 1533, MINNEAPOLIS MN 55480-1533	887,365.02	*	96.32%
LOW DURATION FUND II	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	24,971.14	*	46.27%
LOW DURATION FUND II	P	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	21,695.80	*	40.20%

LOW DURATION FUND II	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	7,297.20		13.52%
LOW DURATION FUND III	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	3,839,696.17		24.13%
LOW DURATION FUND III	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	4,632,041.25	*	29.11%
LOW DURATION FUND III	INST		THE SALVATION ARMY A GEORGIA CORP 1424 NORTHEAST EXPWY, ATTN OFFICE OF INVESTMENTS, ATLANTA GA 30329	4,046,124.16	*	25.43%
LOW DURATION FUND III	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	411,340.39	*	72.46%
LOW DURATION FUND III	ADM	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	42,793.75		7.54%

LOW DURATION FUND III	ADM		ROBERT W BAIRD & CO INC A/C XXXX-XXXX 777 EAST WISCONSIN AVENUE, MILWAUKEE WI 53202-5391	28,406.14		5%
LOW DURATION FUND III	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	82,226.38		14.49%
LOW DURATION FUND III	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,848,968.01	*	42.57%
LOW DURATION FUND III	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	2,106,011.54	*	48.49%
MODERATE DURATION	INST		MIDMICHIGAN HEALTH POOLED INCOME FUND ATTN ROBERT GILLIS, 4000 WELLNESS DR, MIDLAND MI 48670-2000	10,085,989.01		6.88%
MODERATE DURATION	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	29,724,414.08		20.27%
MODERATE DURATION	P	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	394,517.62	*	58.63%
MODERATE DURATION	P		TD AMERITRADE TRUST COMPANY CO#XXTXA PO BOX 17748, DENVER CO 80217-0748	195,162.16	*	29.01%

MODERATE DURATION	ADM	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF IT’S CUSTOMERS ATTN SERVICE TEAM, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	949,175.32	*	99.89%
MONEY MARKET FUND	INST		PARK CORPORATION ATTN: JOSEPH J ADAMS, 6200 RIVERSIDE DR, CLEVELAND OH 44135-3132	18,803,964.82		8.75%
MONEY MARKET FUND	INST		SECURITIES FINANCE TRUST CO AS AGENT FOR PIMCO X-X YEAR HIGH YIELD CORPORATE BOND INDEX FUND 175 FEDERAL ST FL 11, BOSTON MA 02110-2276	89,889,084.75	*	41.81%
MONEY MARKET FUND	INST		SUSAN L WILSON TTEE THE SUSAN L WILSON LIVING TRUST U/A DTD XX/XX/XXXX 1633 BROADWAY NEW YORK, NY 10019	12,512,962.09		5.82%
MONEY MARKET FUND	ADM	**	JOHN HANCOCK TRUST COMPANY LLC 690 CANTON ST STE 100, WESTWOOD MA 02090-2324	19,405,849.44		20.43%
MONEY MARKET FUND	ADM	**	JOHN HANCOCK TRUST COMPANY LLC 690 CANTON ST STE 100, WESTWOOD MA 02090-2324	55,826,099.26	*	58.77%
MONEY MARKET FUND	ADM	**	MERCER TRUST CO TTEE FBO STRUCTURE TONE ORGANIZATION XXXK PLAN PSP ATTN DC PLAN ADMIN MS N2H, 1 INVESTORS WAY, NORWOOD MA 02062-1599	10,308,339.87		10.85%
MONEY MARKET FUND	M	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	10,007.76	*	100.00%

MONEY MARKET FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	18,889,933.28	11.99%
MONEY MARKET FUND	A		GREAT-WEST TRUST COMPANY LLC TTEE F FBO:NMB (USA) INC RSP C/O FASCORE LLC 8515 E ORCHARD RD 2T2, GREENWOOD VILLAGE CO 80111-5002	11,442,210.14	7.26%
MONEY MARKET FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	12,634,390.97	8.02%
MONEY MARKET FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	12,480,861.59	7.92%
MONEY MARKET FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	15,764,096.12	10.01%
MONEY MARKET FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	8,908,677.12	13.61%
MONEY MARKET FUND	C	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	3,988,984.04	6.09%
MONEY MARKET FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	5,791,023.03	8.85%

MONEY MARKET FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	7,109,228.25		10.86%
MONEY MARKET FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	4,665,262.62		7.13%
MONEY MARKET FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	6,534,583.72		9.98%
MONEY MARKET FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	3,982,292.25		6.08%
MORTGAGE OPPORTUNITIES FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	21,121,817.07		15.75%
MORTGAGE OPPORTUNITIES FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	59,160,206.79	*	44.10%
MORTGAGE OPPORTUNITIES FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	6,729,319.50		5.02%

MORTGAGE OPPORTUNITIES FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	13,466,564.27		10.04%
MORTGAGE OPPORTUNITIES FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	7,899,016.82		17.75%
MORTGAGE OPPORTUNITIES FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	2,804,708.46		6.30%
MORTGAGE OPPORTUNITIES FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	1,251,019.56	*	31.11%
MORTGAGE OPPORTUNITIES FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	581,891.92		14.47%
MORTGAGE OPPORTUNITIES FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	238,386.45		5.93%
MORTGAGE OPPORTUNITIES FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	969,655.15		24.11%
MORTGAGE OPPORTUNITIES FUND	A	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	362,989.88		9.03%

MORTGAGE OPPORTUNITIES FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	239,236.11		5.95%
MORTGAGE OPPORTUNITIES FUND	C	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	200,378.10		9.13%
MORTGAGE OPPORTUNITIES FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	245,307.32		11.18%
MORTGAGE OPPORTUNITIES FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	193,202.91		8.81%
MORTGAGE OPPORTUNITIES FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,012,884.53	*	46.18%
MORTGAGE OPPORTUNITIES FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	257,466.89		11.74%
MORTGAGE OPPORTUNITIES FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	656,032.69		10.28%

MORTGAGE OPPORTUNITIES FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	5,166,414.59	*	80.96%
MORTGAGE-BACKED SECURITIES FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	2,300,483.45		20.70%
MORTGAGE-BACKED SECURITIES FUND	INST	**	GREAT-WEST TRUST COMPANY LLC TTEE F FBO:COX SAVINGS INCENTIVE PLAN C/O FASCORE LLC 8515 E ORCHARD RD 2T2, GREENWOOD VILLAGE CO 80111-5002	1,373,633.37		12.36%
MORTGAGE-BACKED SECURITIES FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,386,917.72		12.48%
MORTGAGE-BACKED SECURITIES FUND	INST	**	SOMPO JAPAN INSURANCE COMPANY OF AMERICA ATTN TAMMY VAN DUNK, 777 3RD AVE FL 24, NEW YORK NY 10017-1412	2,947,755.59	*	26.52%
MORTGAGE-BACKED SECURITIES FUND	ADM	**	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: CAROL WU/MUTUAL FUND OPS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	70,577.14		18.17%
MORTGAGE-BACKED SECURITIES FUND	ADM	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF IT’S CUSTOMERS ATTN SERVICE TEAM, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	89,454.84		23.04%

MORTGAGE-BACKED SECURITIES FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	90,830.85	23.39%
MORTGAGE-BACKED SECURITIES FUND	ADM		NTC & CO FBO SCOTT BANISTER PO BOX 173859, DENVER CO 80217-3859	45,228.55	11.65%
MORTGAGE-BACKED SECURITIES FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	93,995.33	11.83%
MORTGAGE-BACKED SECURITIES FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	146,053.02	18.38%
MORTGAGE-BACKED SECURITIES FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	42,206.20	5.31%
MORTGAGE-BACKED SECURITIES FUND	P	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	100,582.41	12.66%
MORTGAGE-BACKED SECURITIES FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	66,833.40	8.41%
MORTGAGE-BACKED SECURITIES FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	74,257.78	9.35%

MORTGAGE-BACKED SECURITIES FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	214,677.71	*	27.02%
MORTGAGE-BACKED SECURITIES FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	451,162.18		15.94%
MORTGAGE-BACKED SECURITIES FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	439,763.50		15.54%
MORTGAGE-BACKED SECURITIES FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	153,840.52		5.44%
MORTGAGE-BACKED SECURITIES FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	301,502.49		10.65%
MORTGAGE-BACKED SECURITIES FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	492,094.42		17.39%
MORTGAGE-BACKED SECURITIES FUND	A	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	185,292.13		6.55%

MORTGAGE-BACKED SECURITIES FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	112,167.76		10.73%
MORTGAGE-BACKED SECURITIES FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	113,957.85		10.90%
MORTGAGE-BACKED SECURITIES FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	219,742.44		21.02%
MORTGAGE-BACKED SECURITIES FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	81,556.91		7.80%
MORTGAGE-BACKED SECURITIES FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	78,157.40		7.48%
MORTGAGE-BACKED SECURITIES FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	199,360.58		19.07%
MORTGAGE-BACKED SECURITIES FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	54,936.57		5.26%
MORTGAGE-BACKED SECURITIES FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	1,187,625.29	*	35.20%

MORTGAGE-BACKED SECURITIES FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,328,129.83	*	39.37%
MORTGAGE-BACKED SECURITIES FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	607,343.78		18.00%
MULTI STRATEGY ALTERNATIVE FUND	P	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	559,543.23	*	99.82%
MULTI STRATEGY ALTERNATIVE FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1901	2,857,660.97	*	47.42%
MULTI STRATEGY ALTERNATIVE FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	2,597,075.51	*	43.10%
MULTI STRATEGY ALTERNATIVE FUND	INST		STATE STREET BANK FBO THE PIMCO FOUNDATION 1633 BROADWAY NEW YORK, NY 10019	451,443.06		7.49%
MULTI STRATEGY ALTERNATIVE FUND	A		BB&T SECURITIES IRA C/F CURTIS M SKOLNICK 16106 FOUNDERS BRIDGE CT, MIDLOTHIAN VA 23113-6382	4,699.90		5.29%

MULTI STRATEGY ALTERNATIVE FUND	A		CETERA INVESTMENT SVCS (FBO) RAYSON J SALT XDX-XXXXX-XX 580 W 138 S, HEBRON IN 46341-9704	25,425.53	*	28.63%
MULTI STRATEGY ALTERNATIVE FUND	A		JOHN W FAILES & MARY B FAILES JT TEN 204 70TH ST, VIRGINIA BCH VA 23451-2005	12,539.10		14.12%
MULTI STRATEGY ALTERNATIVE FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	4,561.39		5.14%
MULTI STRATEGY ALTERNATIVE FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	15,976.24		17.99%
MULTI STRATEGY ALTERNATIVE FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	9,064.62		10.21%
MULTI STRATEGY ALTERNATIVE FUND	C		BB&T SECURITIES SEP IRA C/F DAVID WADSWORTH 2613 FOUNDERS BRIDGE RD, MIDLOTHIAN VA 23113-6391	3,425.82		5.63%
MULTI STRATEGY ALTERNATIVE FUND	C		CETERA INVESTMENT SVCS (FBO) TERRENCE L LYNN JR XDX-XXXXX-XX 184 PHEASANT HILLS CT, VALPARAISO IN 46385-9293	3,473.79		5.71%
MULTI STRATEGY ALTERNATIVE FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	28,748.10	*	47.25%
MULTI STRATEGY ALTERNATIVE FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	125,336.12	*	98.95%

MUNICIPAL BOND FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	4,945,837.39	*	29.39%
MUNICIPAL BOND FUND	INST		DEAN HEALTH SYSTEMS INC ATTN KEVIN STEVENS, 1808 W BELTLINE HWY, MADISON WI 53713-2334	1,593,790.12		9.47%
MUNICIPAL BOND FUND	INST	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,625,122.57		9.66%
MUNICIPAL BOND FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	4,788,025.99	*	28.45%
MUNICIPAL BOND FUND	INST	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	849,773.81		5.05%
MUNICIPAL BOND FUND	ADM	**	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: CAROL WU/MUTUAL FUND OPS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	3,373.21		7.74%
MUNICIPAL BOND FUND	ADM	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	5,446.52		12.49%
MUNICIPAL BOND FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	7,796.99		17.88%

MUNICIPAL BOND FUND	ADM	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	3,380.48		7.75%
MUNICIPAL BOND FUND	ADM		ROBERT S MALIK & LINDA A MALIK JT WROS 1263 RICE AVE, CHESHIRE CT 06410-1344	18,340.57	*	42.06%
MUNICIPAL BOND FUND	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	4,997.67		11.46%
MUNICIPAL BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	4,469,052.12	*	35.27%
MUNICIPAL BOND FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	2,983,887.63		23.55%
MUNICIPAL BOND FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	835,278.28		6.59%
MUNICIPAL BOND FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	2,510,237.99		19.81%
MUNICIPAL BOND FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	2,623,613.72		9.13%

MUNICIPAL BOND FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	1,995,562.70		6.94%
MUNICIPAL BOND FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,953,619.57		6.80%
MUNICIPAL BOND FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	8,973,264.96	*	31.23%
MUNICIPAL BOND FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,590,111.61		5.53%
MUNICIPAL BOND FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,131,567.04		7.42%
MUNICIPAL BOND FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	2,677,248.78		9.32%
MUNICIPAL BOND FUND	CII	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,494,217.27		11.78%
MUNICIPAL BOND FUND	CII	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,443,423.29		19.26%

MUNICIPAL BOND FUND	CII	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	3,630,062.93	*	28.62%
MUNICIPAL BOND FUND	CII	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,009,994.26		7.96%
MUNICIPAL BOND FUND	CII	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,194,409.22		9.42%
MUNICIPAL BOND FUND	D	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	71,740.71		5.45%
MUNICIPAL BOND FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	365,344.69	*	27.75%
MUNICIPAL BOND FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	659,047.19	*	50.06%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	1,885,736.17	*	80.42%

NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	INST		DWIGHT F HOLLOWAY JR SUBJECT TO BFDS TOD RULES 1633 BROADWAY NEW YORK, NY 10019	207,671.59		8.86%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	INST		DWIGHT F HOLLOWAY JR SUBJECT TO BFDS TOD RULES 1910 TOWNE CENTRE BLVD UNIT 901, ANNAPOLIS MD 21401-2771	119,296.70		5.09%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	1,277,192.63	*	84.88%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	198,217.38		13.17%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	A	**	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS XXXXX MANCHESTER RD SAINT LOUIS MO 63131-3729	118,626.52		7.13%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	95,519.22		5.74%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	890,869.16	*	53.57%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	288,465.50		17.35%

NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	89,610.45		5.39%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	A	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	86,399.16		5.20%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	CII	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	26,973.83		5.03%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	CII	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	49,971.54		9.32%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	CII	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	278,690.39	*	52.00%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	CII	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	51,127.93		9.54%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	CII	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	50,025.22		9.33%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	103,429.29	*	42.58%

NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	108,297.54	*	44.58%
NATIONAL INTERMEDIATE MUNICIPAL BOND FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	29,217.59		12.03%
NEW YORK MUNICIPAL BOND FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	3,707,805.08	*	71.83%
NEW YORK MUNICIPAL BOND FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	680,409.21		13.18%
NEW YORK MUNICIPAL BOND FUND	INST	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	296,620.48		5.75%
NEW YORK MUNICIPAL BOND FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	410,845.49	*	44.77%
NEW YORK MUNICIPAL BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	179,216.94		19.53%

NEW YORK MUNICIPAL BOND FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	91,011.16		9.92%
NEW YORK MUNICIPAL BOND FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	86,806.58		9.46%
NEW YORK MUNICIPAL BOND FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	550,659.84	*	45.54%
NEW YORK MUNICIPAL BOND FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	415,356.06	*	34.35%
NEW YORK MUNICIPAL BOND FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	79,430.07		6.57%
NEW YORK MUNICIPAL BOND FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	664,167.63		8.21%
NEW YORK MUNICIPAL BOND FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	1,132,420.49		13.99%
NEW YORK MUNICIPAL BOND FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	547,538.21		6.77%

NEW YORK MUNICIPAL BOND FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,846,189.48	22.81%
NEW YORK MUNICIPAL BOND FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	457,793.24	5.66%
NEW YORK MUNICIPAL BOND FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,001,614.27	24.73%
NEW YORK MUNICIPAL BOND FUND	CII	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	147,290.41	10.38%
NEW YORK MUNICIPAL BOND FUND	CII	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	131,315.91	9.26%
NEW YORK MUNICIPAL BOND FUND	CII	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	160,439.26	11.31%
NEW YORK MUNICIPAL BOND FUND	CII	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	175,808.00	12.40%

NEW YORK MUNICIPAL BOND FUND	CII	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	276,031.64		19.46%
NEW YORK MUNICIPAL BOND FUND	CII	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	276,173.91		19.47%
NEW YORK MUNICIPAL BOND FUND	CII	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	82,029.09		5.78%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	18,269,199.31	*	27.28%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	42,874,029.61	*	64.01%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	57,539.46		5.49%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	74,636.62		7.12%

RAE FUNDAMENTAL ADVANTAGE PLUS FUND	P	**	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # P08, MINNEAPOLIS MN 55402-4413	197,850.16		18.87%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	576,062.84	*	54.93%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	266,253.32		23.59%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	499,901.06	*	44.29%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	116,647.22		10.33%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	99,716.50		8.83%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	153,132.53		12.54%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	98,582.59		8.07%

RAE FUNDAMENTAL ADVANTAGE PLUS FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	221,826.72	18.16%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	284,309.93	23.28%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	84,618.59	9.05%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	105,159.74	11.24%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	81,959.86	8.76%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	69,332.18	7.41%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	194,730.08	20.82%
RAE FUNDAMENTAL ADVANTAGE PLUS FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	115,547.76	12.35%

RAE FUNDAMENTAL ADVANTAGE PLUS FUND	C	**	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # P08, MINNEAPOLIS MN 55402-4413	59,832.01		6.40%
RAE FUNDAMENTAL PLUS EMG FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	82,499,136.30	*	33.66%
RAE FUNDAMENTAL PLUS EMG FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	143,225,813.11	*	58.43%
RAE FUNDAMENTAL PLUS EMG FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	550,198.70	*	65.65%
RAE FUNDAMENTAL PLUS EMG FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	247,763.98	*	29.56%
RAE FUNDAMENTAL PLUS EMG FUND	ADM		SAXON & CO FBO XXXXXXXXXXXXXX PO BOX 7780, PHILADELPHIA PA 19182-0001	31,690.26	*	99.96%
RAE FUNDAMENTAL PLUS EMG FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	36,342.93		7.57%

RAE FUNDAMENTAL PLUS EMG FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	95,876.40		19.96%
RAE FUNDAMENTAL PLUS EMG FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	186,429.87	*	38.82%
RAE FUNDAMENTAL PLUS EMG FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	64,871.93		13.51%
RAE FUNDAMENTAL PLUS EMG FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	28,605.46		13.29%
RAE FUNDAMENTAL PLUS EMG FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	65,147.91	*	30.28%
RAE FUNDAMENTAL PLUS EMG FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	64,048.22	*	29.77%
RAE FUNDAMENTAL PLUS EMG FUND	C	**	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # P08, MINNEAPOLIS MN 55402-4413	14,837.63		6.90%
RAE FUNDAMENTAL PLUS EMG FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	345,319.66		17.64%

RAE FUNDAMENTAL PLUS EMG FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,064,322.91	*	54.37%
RAE FUNDAMENTAL PLUS EMG FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	177,381.89		9.06%
RAE FUNDAMENTAL PLUS EMG FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	358,822.11		18.33%
RAE FUNDAMENTAL PLUS FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	14,014,997.00		21.05%
RAE FUNDAMENTAL PLUS FUND	INST	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	9,173,910.29		13.78%
RAE FUNDAMENTAL PLUS FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	15,427,638.55		23.18%
RAE FUNDAMENTAL PLUS FUND	INST	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	4,341,867.39		6.52%
RAE FUNDAMENTAL PLUS FUND	INST		SAXON & CO FBO XXXXXXXXXXXXXX P.O. BOX 7780-1888, PHILADELPHIA PA 19182-0001	4,026,682.23		6.05%

RAE FUNDAMENTAL PLUS FUND	INST	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	5,084,992.15		7.64%
RAE FUNDAMENTAL PLUS FUND	ADM	**	FIIOC FBO EXPERT-METAL INC XXXK PROFIT SHARING PLAN-XXXXX 100 MAGELLAN WAY KW1C, COVINGTON KY 41015-1987	87,948.90		8.06%
RAE FUNDAMENTAL PLUS FUND	ADM	**	FIIOC FBO STERLING BANK & TRUST XXX K PROFIT SHARING AND TRUST XXXXX 100 MAGELLAN WAY # KW1C, COVINGTON KY 41015-1987	87,519.95		8.02%
RAE FUNDAMENTAL PLUS FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	68,499.59		6.28%
RAE FUNDAMENTAL PLUS FUND	ADM	**	RELIANCE TRUST CO TTEE ADP ACCESS LARGE MARKET XXXK 1100 ABERNATHY RD, ATLANTA GA 30328-5620	136,967.52		12.55%
RAE FUNDAMENTAL PLUS FUND	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	522,241.48	*	47.85%
RAE FUNDAMENTAL PLUS FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	4,996,687.98		14.60%
RAE FUNDAMENTAL PLUS FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	6,429,663.54		18.79%

RAE FUNDAMENTAL PLUS FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	5,321,799.47		15.55%
RAE FUNDAMENTAL PLUS FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,535,076.28		7.41%
RAE FUNDAMENTAL PLUS FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	4,814,881.35		14.07%
RAE FUNDAMENTAL PLUS FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	5,976,653.27		17.46%
RAE FUNDAMENTAL PLUS FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	11,245,781.27		22.64%
RAE FUNDAMENTAL PLUS FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	30,714,018.50	*	61.84%
RAE FUNDAMENTAL PLUS FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	3,150,776.52		6.34%
RAE FUNDAMENTAL PLUS FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	9,140,967.65		12.35%

RAE FUNDAMENTAL PLUS FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	4,805,335.41	6.49%
RAE FUNDAMENTAL PLUS FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	12,074,083.71	16.32%
RAE FUNDAMENTAL PLUS FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	12,831,141.81	17.34%
RAE FUNDAMENTAL PLUS FUND	A	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	4,148,633.25	5.61%
RAE FUNDAMENTAL PLUS FUND	C	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	4,378,882.18	7.13%
RAE FUNDAMENTAL PLUS FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	6,995,179.34	11.39%
RAE FUNDAMENTAL PLUS FUND	C	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	3,634,838.28	5.92%

RAE FUNDAMENTAL PLUS FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	4,606,898.24		7.50%
RAE FUNDAMENTAL PLUS FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	5,889,903.20		9.59%
RAE FUNDAMENTAL PLUS FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	4,250,646.18		6.92%
RAE FUNDAMENTAL PLUS FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	8,578,362.27		13.97%
RAE FUNDAMENTAL PLUS FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	7,560,014.42		12.31%
RAE FUNDAMENTAL PLUS FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	3,813,848.94		6.21%
RAE FUNDAMENTAL PLUS INTERNATIONAL FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	26,404,458.84	*	35.25%

RAE FUNDAMENTAL PLUS INTERNATIONAL FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	41,609,278.49	*	55.54%
RAE FUNDAMENTAL PLUS INTERNATIONAL FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	470,342.92	*	91.76%
RAE FUNDAMENTAL PLUS INTERNATIONAL FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	28,160.17		7.93%
RAE FUNDAMENTAL PLUS INTERNATIONAL FUND	A		MATRIX TRUST COMPANY CUST FBO FAMILY CARE ASSOCIATES OF EFFINGHAM 717 17TH STREET SUITE 1300, DENVER CO 80202-3304	32,894.58		9.27%
RAE FUNDAMENTAL PLUS INTERNATIONAL FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	90,731.22	*	25.56%
RAE FUNDAMENTAL PLUS INTERNATIONAL FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	128,757.01	*	36.27%
RAE FUNDAMENTAL PLUS INTERNATIONAL FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	31,403.43		16.82%

RAE FUNDAMENTAL PLUS INTERNATIONAL FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	31,741.94		17%
RAE FUNDAMENTAL PLUS INTERNATIONAL FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	83,890.87	*	44.93%
RAE FUNDAMENTAL PLUS INTERNATIONAL FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	599,450.43	*	83.18%
RAE FUNDAMENTAL PLUS INTERNATIONAL FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	74,072.75		10.28%
RAE FUNDAMENTAL PLUS SMALL FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	526,654.86		10.49%
RAE FUNDAMENTAL PLUS SMALL FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	443,605.12		8.84%
RAE FUNDAMENTAL PLUS SMALL FUND	INST		STATE STREET KANSAS CITY FBO PVIT GLOBAL DIVERSIFIED ALLOCATION PORTFOLIO ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	3,474,804.15	*	69.22%

RAE FUNDAMENTAL PLUS SMALL FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	76,278.51	*	54.90%
RAE FUNDAMENTAL PLUS SMALL FUND	P	**	STIFEL NICOLAUS & CO INC 501 NORTH BROADWAY, SAINT LOUIS MO 63102-2188	60,814.79	*	43.77%
RAE FUNDAMENTAL PLUS SMALL FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	39,600.21		16.26%
RAE FUNDAMENTAL PLUS SMALL FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	123,147.45	*	50.56%
RAE FUNDAMENTAL PLUS SMALL FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	28,499.59		11.70%
RAE FUNDAMENTAL PLUS SMALL FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	55,772.62		12.99%
RAE FUNDAMENTAL PLUS SMALL FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	271,306.71	*	63.21%

RAE FUNDAMENTAL PLUS SMALL FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	70,512.36		16.43%
RAE FUNDAMENTAL PLUS SMALL FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	275,897.43	*	75.87%
RAE FUNDAMENTAL PLUS SMALL FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	48,717.84		13.40%
RAE FUNDAMENTAL PLUS SMALL FUND	D		TRUST COMPANY OF AMERICA FBO #XXX PO BOX 6503, ENGLEWOOD CO 80155-6503	18,363.59		5.05%
RAE LOW VOLATILITY PLUS EMG FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	136,529,652.70	*	32.39%
RAE LOW VOLATILITY PLUS EMG FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	272,762,750.11	*	64.72%
RAE LOW VOLATILITY PLUS EMG FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	19,557.38	*	91.51%
RAE LOW VOLATILITY PLUS EMG FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1102	1,813.95		8.49%

RAE LOW VOLATILITY PLUS EMG FUND	A		NANCY C BRITT 14506 WOOD DUCK LN, COLONIAL HGTS VA 23834-5898	5,931.70		19.90%
RAE LOW VOLATILITY PLUS EMG FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	11,037.09	*	37.03%
RAE LOW VOLATILITY PLUS EMG FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	3,725.59		12.50%
RAE LOW VOLATILITY PLUS EMG FUND	A		SSB&T CUST IRA FBO SCOTT F MAHONE 10040 HAWS CT, MECHANICSVLLE VA 23116-4901	1,803.48		6.05%
RAE LOW VOLATILITY PLUS EMG FUND	A		SSB&T CUST SEP IRA SCHNEISS & ASSOCIATES FBO JEFF J SCHNEISS 5320 CASCADE DR, WEST BEND WI 53095-9755	1,920.31		6.44%
RAE LOW VOLATILITY PLUS EMG FUND	C		JOSEPH A OLEY & GINA M OLEY JT WROS 2425 OLD BRICK RD APT 4415, GLEN ALLEN VA 23060-6004	2,543.47		7.27%
RAE LOW VOLATILITY PLUS EMG FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	2,928.91		8.37%
RAE LOW VOLATILITY PLUS EMG FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	5,692.54		16.27%

RAE LOW VOLATILITY PLUS EMG FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	19,829.06	*	56.67%
RAE LOW VOLATILITY PLUS EMG FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	17,029.25	*	33.06%
RAE LOW VOLATILITY PLUS EMG FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	7,764.03		15.07%
RAE LOW VOLATILITY PLUS EMG FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	9,449.80		18.35%
RAE LOW VOLATILITY PLUS EMG FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	17,266.14	*	33.52%
RAE LOW VOLATILITY PLUS FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	13,095,824.50	*	61.97%
RAE LOW VOLATILITY PLUS FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	7,337,102.60	*	34.72%
RAE LOW VOLATILITY PLUS FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	52,495.20	*	86.95%

RAE LOW VOLATILITY PLUS FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1102	5,872.82		9.73%
RAE LOW VOLATILITY PLUS FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	226,001.13	*	26.33%
RAE LOW VOLATILITY PLUS FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	73,477.50		8.56%
RAE LOW VOLATILITY PLUS FUND	A	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	215,114.65	*	25.06%
RAE LOW VOLATILITY PLUS FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	70,930.17		17.76%
RAE LOW VOLATILITY PLUS FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	51,004.50		12.77%
RAE LOW VOLATILITY PLUS FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	111,139.23	*	27.82%

RAE LOW VOLATILITY PLUS FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	7,386.27		11.47%
RAE LOW VOLATILITY PLUS FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	9,825.27		15.26%
RAE LOW VOLATILITY PLUS FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	40,272.27	*	62.54%
RAE LOW VOLATILITY PLUS FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	6,471.17		10.05%
RAE LOW VOLATILITY PLUS INTERNATIONAL FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	40,841,391.53	*	36.20%
RAE LOW VOLATILITY PLUS INTERNATIONAL FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	68,435,079.71	*	60.67%
RAE LOW VOLATILITY PLUS INTERNATIONAL FUND	P	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,024,809.91	*	96.28%
RAE LOW VOLATILITY PLUS INTERNATIONAL FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	38,460.51		14.70%

RAE LOW VOLATILITY PLUS INTERNATIONAL FUND	A	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	175,249.50	*	66.98%
RAE LOW VOLATILITY PLUS INTERNATIONAL FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	5,585.94		15.87%
RAE LOW VOLATILITY PLUS INTERNATIONAL FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	11,586.56	*	32.91%
RAE LOW VOLATILITY PLUS INTERNATIONAL FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	8,992.84	*	25.55%
RAE LOW VOLATILITY PLUS INTERNATIONAL FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	3,431.09		17.45%
RAE LOW VOLATILITY PLUS INTERNATIONAL FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	12,642.01	*	64.30%
RAE LOW VOLATILITY PLUS INTERNATIONAL FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	3,037.01		15.45%

RAE WORLDWIDE FUNDAMENTAL ADVANTAGE PLUS FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	18,434,368.30	*	25.84%
RAE WORLDWIDE FUNDAMENTAL ADVANTAGE PLUS FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	48,354,472.11	*	67.79%
RAE WORLDWIDE FUNDAMENTAL ADVANTAGE PLUS FUND	P	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	1,040.74	*	47.63%
RAE WORLDWIDE FUNDAMENTAL ADVANTAGE PLUS FUND	P	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	1,144.20	*	52.37%
RAE WORLDWIDE FUNDAMENTAL ADVANTAGE PLUS FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	39,447.39	*	67.58%
RAE WORLDWIDE FUNDAMENTAL ADVANTAGE PLUS FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	5,499.79		9.42%
RAE WORLDWIDE FUNDAMENTAL ADVANTAGE PLUS FUND	A	**	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # P08, MINNEAPOLIS MN 55402-4413	4,935.83		8.46%
RAE WORLDWIDE FUNDAMENTAL ADVANTAGE PLUS FUND	A	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	6,951.11		11.91%

RAE WORLDWIDE FUNDAMENTAL ADVANTAGE PLUS FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,025.56	*	31.92%
RAE WORLDWIDE FUNDAMENTAL ADVANTAGE PLUS FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,096.47	*	34.12%
RAE WORLDWIDE FUNDAMENTAL ADVANTAGE PLUS FUND	C		SSB&T CUST ROTH IRA FBO DAVID M WALLACE 9639 SHANNON LN, MANASSAS VA 20110-6047	988.01	*	30.75%
RAE WORLDWIDE FUNDAMENTAL ADVANTAGE PLUS FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	2,361.92	*	60.20%
RAE WORLDWIDE FUNDAMENTAL ADVANTAGE PLUS FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,248.53	*	31.82%
RAE WORLDWIDE FUNDAMENTAL ADVANTAGE PLUS FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	310.86		7.92%
RAE WORLDWIDE LONG/SHORT PLUS FUND	P	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	1,045.06	*	50.27%
RAE WORLDWIDE LONG/SHORT PLUS FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,033.88	*	49.73%

RAE WORLDWIDE LONG/SHORT PLUS FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	61,989,297.98	*	29.49%
RAE WORLDWIDE LONG/SHORT PLUS FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	141,096,407.48	*	67.13%
RAE WORLDWIDE LONG/SHORT PLUS FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	7,071.28	*	78.28%
RAE WORLDWIDE LONG/SHORT PLUS FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,079.90		11.95%
RAE WORLDWIDE LONG/SHORT PLUS FUND	A		RITA ORONS SUBJECT TO BFDS TOD RULES 280 EDGEMERE WAY E, NAPLES FL 34105-7150	882.67		9.77%
RAE WORLDWIDE LONG/SHORT PLUS FUND	C	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	1,033.73	*	45.56%
RAE WORLDWIDE LONG/SHORT PLUS FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,234.98	*	54.44%
RAE WORLDWIDE LONG/SHORT PLUS FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1901	791.34		5.17%

RAE WORLDWIDE LONG/SHORT PLUS FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	13,976.25	*	91.37%
REAL RETURN ASSET FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	23,356,244.25		22.89%
REAL RETURN ASSET FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	60,207,022.28	*	59.02%
REAL RETURN ASSET FUND	P	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	75,826.03		10.97%
REAL RETURN ASSET FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	326,103.92	*	47.16%
REAL RETURN ASSET FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	120,528.62		17.43%
REAL RETURN ASSET FUND	P	**	TAYNIK & CO 1200 CROWN COLONY DR CC103, QUINCY MA 02169-0938	57,986.43		8.39%

REAL RETURN ASSET FUND	D	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	8,282.90		5.82%
REAL RETURN ASSET FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	21,638.66		15.21%
REAL RETURN ASSET FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	47,424.62	*	33.32%
REAL RETURN ASSET FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	59,510.07	*	41.82%
REAL RETURN FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	72,729,320.40		13.87%
REAL RETURN FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	157,192,009.70	*	29.97%
REAL RETURN FUND	INST	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	28,695,643.82		5.47%
REAL RETURN FUND	ADM	**	CNTY COMM CORP BRD OF DIR TRUSTEE FBO CNTY COMM ASSOC OF OHIO DCP C/O FASCORE LLC 8515 E ORCHARD RD 2T2, GREENWOOD VILLAGE CO 80111-5002	3,537,042.90		6.24%

REAL RETURN FUND	ADM	**	GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS XXXK 8515 E ORCHARD RD 2T2, GREENWOOD VILLAGE CO 80111-5002	4,890,164.29		8.63%
REAL RETURN FUND	ADM	**	N AMRCN DV CRP F XTH DY ADNTST TTEE FBO ADVENTIST RETIREMENT 8515 E ORCHARD RD 2T2, GREENWOOD VILLAGE CO 80111-5002	5,445,092.14		9.61%
REAL RETURN FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	13,910,536.99		24.55%
REAL RETURN FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	4,059,992.99		6.02%
REAL RETURN FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	12,324,580.97		18.26%
REAL RETURN FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	24,271,823.80	*	35.96%
REAL RETURN FUND	P	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	3,950,987.66		5.85%

REAL RETURN FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	5,229,925.76	7.75%
REAL RETURN FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	9,294,213.64	13.77%
REAL RETURN FUND	R		ATTN NPIO TRADE DESK DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST, DES MOINES IA 50392-0001	3,114,254.13	10.28%
REAL RETURN FUND	R	**	HARTFORD LIFE INSURANCE CO XXXK SEPARATE ACCOUNT ATTN: UIT OPERATIONS, PO BOX 2999, HARTFORD CT 06104-2999	5,966,485.84	19.69%
REAL RETURN FUND	R	**	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE, HARTFORD CT 06156-0001	3,205,489.99	10.58%
REAL RETURN FUND	R	**	SAMMONS FINANCIAL NETWORK 5801 SW 6TH AVE, TOPEKA KS 66636-1001	3,249,950.34	10.73%
REAL RETURN FUND	R	**	UMB BANK N/A FIDUCIARY FOR TAX DEFERRED A/C’S 1 SW SECURITY BENEFIT PL, TOPEKA KS 66636-1000	2,869,420.61	9.47%
REAL RETURN FUND	A	**	JOHN HANCOCK LIFE INS CO (USA) ATTN LIZ SEELEY, RPS-TRADING OPS ST-4, 601 CONGRESS ST, BOSTON MA 02210-2805	13,466,043.47	7.91%
REAL RETURN FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	21,097,053.79	12.40%

REAL RETURN FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	14,105,068.46		8.29%
REAL RETURN FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	11,383,648.14		6.69%
REAL RETURN FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	8,069,847.74		11.16%
REAL RETURN FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	18,455,658.79	*	25.51%
REAL RETURN FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	11,361,149.95		15.71%
REAL RETURN FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	5,788,911.75		8.00%
REAL RETURN FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	6,704,223.28		9.27%

REAL RETURN FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	5,162,645.71		7.14%
REAL RETURN FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	3,971,469.46		5.49%
REAL RETURN FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	39,713,407.23	*	50.47%
REAL RETURN FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	28,582,833.33	*	36.32%
REAL RETURN LIMITED DURATION FUND	INST	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	306,757.44	*	95.54%
REAL RETURN LIMITED DURATION FUND	P	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	1,021.67	*	100.00%
REAL RETURN LIMITED DURATION FUND	D	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	1,018.66	*	78.97%
REAL RETURN LIMITED DURATION FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	271.27		21.03%

REALESTATEREALRETURN STRATEGY FUND	INST	**	CHARLES SCHWAB & CO INC SEPCIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	5,896,362.14		5.77%
REALESTATEREALRETURN STRATEGY FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	17,307,583.51		16.93%
REALESTATEREALRETURN STRATEGY FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	24,408,680.58		23.87%
REALESTATEREALRETURN STRATEGY FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	34,389,095.70	*	33.63%
REALESTATEREALRETURN STRATEGY FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	2,179,039.68		21.35%
REALESTATEREALRETURN STRATEGY FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,418,152.74		13.90%
REALESTATEREALRETURN STRATEGY FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	1,024,863.10		10.04%

REALESTATEREALRETURN STRATEGY FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,230,618.41		12.06%
REALESTATEREALRETURN STRATEGY FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	1,099,865.45		10.78%
REALESTATEREALRETURN STRATEGY FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	2,027,067.11		19.86%
REALESTATEREALRETURN STRATEGY FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	6,694,854.62		24.96%
REALESTATEREALRETURN STRATEGY FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	14,566,492.99	*	54.31%
REALESTATEREALRETURN STRATEGY FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,986,378.72		7.41%
REALESTATEREALRETURN STRATEGY FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	2,267,955.24		6.76%
REALESTATEREALRETURN STRATEGY FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,801,637.78		5.37%

REALESTATEREALRETURN STRATEGY FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	5,195,578.44	15.49%
REALESTATEREALRETURN STRATEGY FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	3,133,654.94	9.34%
REALESTATEREALRETURN STRATEGY FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	5,574,848.83	16.62%
REALESTATEREALRETURN STRATEGY FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,922,860.51	10.28%
REALESTATEREALRETURN STRATEGY FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	977,989.28	5.23%
REALESTATEREALRETURN STRATEGY FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,480,498.83	7.92%
REALESTATEREALRETURN STRATEGY FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,342,897.64	7.18%
REALESTATEREALRETURN STRATEGY FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,362,669.55	7.29%

REALESTATEREALRETURN STRATEGY FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	5,702,537.09	*	30.50%
REALESTATEREALRETURN STRATEGY FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	1,125,723.65		6.02%
REALPATHTM 2020 FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	529,757.54		24.06%
REALPATHTM 2020 FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,103,752.11	*	50.14%
REALPATHTM 2020 FUND	INST	**	WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC-1076, 1525 WEST WT HARRIS BLVD, CHARLOTTE NC 28288-1076	251,382.93		11.42%
REALPATHTM 2020 FUND	ADM	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	383,254.46		14.47%
REALPATHTM 2020 FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	2,265,345.22	*	85.53%

REALPATHTM 2020 FUND	D		CAPITAL ONE INVESTING, LLC --OMNIBUS ACCOUNT-- 83 S KING ST STE 700, SEATTLE WA 98104-2851	8,514.19		5.71%
REALPATHTM 2020 FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	17,962.91		12.05%
REALPATHTM 2020 FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	88,837.37	*	59.59%
REALPATHTM 2020 FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	31,503.08		21.13%
REALPATHTM 2020 FUND	A	**	DWS TRUST COMPANY TTEE DWS TRUST COMPANY FBO DIAMOND PRODUCTS XXXK & PROFIT SHARING PLAN PO BOX 1757, SALEM NH 03079-1143	57,045.93		6.70%
REALPATHTM 2020 FUND	A	**	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS XXXXX MANCHESTER RD SAINT LOUIS MO 63131-3729	76,716.83		9.02%
REALPATHTM 2020 FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	54,445.68		6.40%

REALPATHTM 2020 FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	82,873.21		9.74%
REALPATHTM 2020 FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	49,441.75		5.81%
REALPATHTM 2020 FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	307,768.26	*	36.17%
REALPATHTM 2020 FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	77,605.50		21.58%
REALPATHTM 2020 FUND	C	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	109,471.01	*	30.43%
REALPATHTM 2020 FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	33,674.22		9.36%
REALPATHTM 2020 FUND	C		SSB&T CUST ROLLOVER IRA FBO TERRY W STEWART 3655 E ADAMS ST, HERNANDO FL 34442-2501	22,562.57		6.27%

REALPATHTM 2025 FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	121,155.99		8.89%
REALPATHTM 2025 FUND	INST	**	MATRIX TRUST COMPANY CUST FBO HEAT & FROST INSULATORS & ALLIED WO 717 17TH ST STE 1300, DENVER CO 80202-3304	112,490.45		8.25%
REALPATHTM 2025 FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	849,415.37	*	62.33%
REALPATHTM 2025 FUND	INST	**	WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC-1076, 1525 WEST WT HARRIS BLVD, CHARLOTTE NC 28288-1076	231,572.41		16.99%
REALPATHTM 2025 FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	2,979,687.70	*	99.62%
REALPATHTM 2025 FUND	A	**	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS XXXXX MANCHESTER RD SAINT LOUIS MO 63131-3729	16,616.80		7.89%
REALPATHTM 2025 FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	19,501.28		9.26%

REALPATHTM 2025 FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	94,948.28	*	45.11%
REALPATHTM 2025 FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	12,870.49		6.11%
REALPATHTM 2025 FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	25,960.48	*	33.63%
REALPATHTM 2025 FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	10,654.73		13.80%
REALPATHTM 2025 FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	7,801.64		10.11%
REALPATHTM 2025 FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	7,929.18		10.27%
REALPATHTM 2025 FUND	D		CAPITAL ONE INVESTING, LLC --OMNIBUS ACCOUNT-- 83 S KING ST STE 700, SEATTLE WA 98104-2851	11,676.58		23.04%
REALPATHTM 2025 FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	29,152.61	*	57.53%

REALPATHTM 2025 FUND	D	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	4,178.50		8.25%
REALPATHTM 2030 FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	949,235.81	*	32.95%
REALPATHTM 2030 FUND	INST	**	MATRIX TRUST COMPANY CUST FBO HEAT & FROST INSULATORS & ALLIED WO 717 17TH ST STE 1300, DENVER CO 80202-3304	389,800.77		13.53%
REALPATHTM 2030 FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,184,521.23	*	41.12%
REALPATHTM 2030 FUND	INST	**	WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC-1076, 1525 WEST WT HARRIS BLVD, CHARLOTTE NC 28288-1076	292,256.80		10.15%
REALPATHTM 2030 FUND	ADM	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	376,811.99		9.13%

REALPATHTM 2030 FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	3,732,349.27	*	90.41%
REALPATHTM 2030 FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	90,241.18	*	46.49%
REALPATHTM 2030 FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	55,375.57	*	28.53%
REALPATHTM 2030 FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	35,369.50		18.22%
REALPATHTM 2030 FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	97,844.00		17.21%
REALPATHTM 2030 FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	59,727.69		10.51%
REALPATHTM 2030 FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	219,440.23	*	38.60%

REALPATHTM 2030 FUND	A	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	32,239.85		5.67%
REALPATHTM 2030 FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	130,101.64	*	35.79%
REALPATHTM 2030 FUND	C	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	71,666.43		19.72%
REALPATHTM 2030 FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	22,977.05		6.32%
REALPATHTM 2030 FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	20,264.94		5.57%
REALPATHTM 2035 FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	208,115.61		10.41%
REALPATHTM 2035 FUND	INST	**	MATRIX TRUST COMPANY CUST FBO HEAT & FROST INSULATORS & ALLIED WO 717 17TH ST STE 1300, DENVER CO 80202-3304	108,910.73		5.45%

REALPATHTM 2035 FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,419,416.54	*	70.97%
REALPATHTM 2035 FUND	INST	**	WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC-1076, 1525 WEST WT HARRIS BLVD, CHARLOTTE NC 28288-1076	192,190.47		9.61%
REALPATHTM 2035 FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	2,863,213.88	*	99.32%
REALPATHTM 2035 FUND	A	**	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS XXXXX MANCHESTER RD SAINT LOUIS MO 63131-3729	10,552.92		7.78%
REALPATHTM 2035 FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	18,441.08		13.60%
REALPATHTM 2035 FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	57,791.09	*	42.63%

REALPATHTM 2035 FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	9,344.43		6.89%
REALPATHTM 2035 FUND	A		SSB&T CUST SEP IRA COMPREHENSIVE PLANNING CORP FBO DAVID N GAYLOR 5187 SUGAR MILL RD, RUSSIAVILLE IN 46979-9519	6,860.90		5.06%
REALPATHTM 2035 FUND	C	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	2,869.80		7.74%
REALPATHTM 2035 FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	2,274.73		6.13%
REALPATHTM 2035 FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	4,135.92		11.15%
REALPATHTM 2035 FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	9,388.75	*	25.31%
REALPATHTM 2035 FUND	C		SSB&T CUST IRA FBO CARL MIKKELSEN 200 MILES CT, TURLOCK CA 95382-1719	2,641.61		7.12%

REALPATHTM 2035 FUND	C		SSB&T CUST ROTH IRA FBO TEJAS DESAI 140 MARTINGALE DR, FREMONT CA 94539-6354	2,017.30		5.44%
REALPATHTM 2035 FUND	C		SSB&T CUST SIMPLE IRA HERITAGE CLUB FBO CHIN-HUI LIN 7373 HOLLYWOOD DR, WEST CHESTER OH 45069-3601	7,731.10		20.84%
REALPATHTM 2035 FUND	D		CAPITAL ONE INVESTING, LLC --OMNIBUS ACCOUNT-- 83 S KING ST STE 700, SEATTLE WA 98104-2851	5,114.10		9.93%
REALPATHTM 2035 FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	10,223.53		19.85%
REALPATHTM 2035 FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	14,266.70	*	27.71%
REALPATHTM 2035 FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	21,724.67	*	42.19%
REALPATHTM 2040 FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	989,744.99		23.38%
REALPATHTM 2040 FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	2,928,974.31	*	69.18%

REALPATHTM 2040 FUND	ADM	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	263,469.39		8.67%
REALPATHTM 2040 FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	2,775,981.51	*	91.33%
REALPATHTM 2040 FUND	D		CAPITAL ONE INVESTING, LLC --OMNIBUS ACCOUNT-- 83 S KING ST STE 700, SEATTLE WA 98104-2851	26,590.76		8.70%
REALPATHTM 2040 FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	35,647.63		11.67%
REALPATHTM 2040 FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	71,041.95		23.25%
REALPATHTM 2040 FUND	D		TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	152,629.99	*	49.96%
REALPATHTM 2040 FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	70,607.96		12.51%

REALPATHTM 2040 FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	152,948.07	*	27.10%
REALPATHTM 2040 FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	140,256.07		24.86%
REALPATHTM 2040 FUND	C	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	14,335.62		8.92%
REALPATHTM 2040 FUND	C	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	46,461.62	*	28.92%
REALPATHTM 2040 FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	10,002.12		6.22%
REALPATHTM 2040 FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	15,567.64		9.69%
REALPATHTM 2040 FUND	C		SSB&T CUST SIMPLE IRA HERITAGE CLUB FBO LEWIS M ROSENBLOOM 4783 GEMSTONE CT, MASON OH 45040-3308	20,738.76		12.91%

REALPATHTM 2045 FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	3,074,092.73	*	88.79%
REALPATHTM 2045 FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	855,313.94	*	99.53%
REALPATHTM 2045 FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	8,167.27		10.83%
REALPATHTM 2045 FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	23,037.92	*	30.54%
REALPATHTM 2045 FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	26,507.20	*	35.14%
REALPATHTM 2045 FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	3,352.32		24.49%
REALPATHTM 2045 FUND	C		SSB&T CUST IRA FBO CHRISTINA CONNOLLY 396 BELLEVUE AVE #302, OAKLAND CA 94610-3411	1,028.33		7.51%

REALPATHTM 2045 FUND	C		SSB&T CUST ROTH IRA FBO BREANNA M FLANAGAN 7035 DEWDROP DR, MADISON WI 53719-6244	1,384.85		10.12%
REALPATHTM 2045 FUND	C		SSB&T CUST ROTH IRA FBO JULIE DESAI 225 FISALIA CT, FREMONT CA 94539-3028	2,274.86		16.62%
REALPATHTM 2045 FUND	C		SSB&T CUST SEP IRA TAKK INDUSTRIES INCORPORATED FBO ASHLEY L SPENCER 614 RIDGEVIEW DR, HARRISON OH 45030-2026	767.72		5.61%
REALPATHTM 2045 FUND	C		SSB&T CUST SIMPLE IRA CITY GLASS CO FBO SHAWN M HOLLAND PO BOX 2406, ANDERSON SC 29622-2406	931.49		6.81%
REALPATHTM 2045 FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	2,330.80		6.34%
REALPATHTM 2045 FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	28,868.69	*	78.48%
REALPATHTM 2045 FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	4,418.37		12.01%
REALPATHTM 2050 FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	995,240.37		17.15%

REALPATHTM 2050 FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	4,633,765.37	*	79.84%
REALPATHTM 2050 FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	5,199,331.30	*	98.04%
REALPATHTM 2050 FUND	D		CAPITAL ONE INVESTING, LLC --OMNIBUS ACCOUNT-- 83 S KING ST STE 700, SEATTLE WA 98104-2851	12,332.78		10.14%
REALPATHTM 2050 FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	24,502.50		20.14%
REALPATHTM 2050 FUND	D	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	6,211.55		5.11%
REALPATHTM 2050 FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	27,386.05		22.51%
REALPATHTM 2050 FUND	D		TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	42,660.66	*	35.06%

REALPATHTM 2050 FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	12,034.77	5.65%
REALPATHTM 2050 FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	28,779.70	13.51%
REALPATHTM 2050 FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	30,716.51	14.42%
REALPATHTM 2050 FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	50,740.54	23.82%
REALPATHTM 2050 FUND	C	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	12,791.90	14.25%
REALPATHTM 2050 FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	10,238.59	11.40%

REALPATHTM 2050 FUND	C		SSB&T CUST ROTH IRA FBO AMBER L H CYPERS 1917 DAN DR, LAYTON UT 84040-2331	11,303.81		12.59%
REALPATHTM 2050 FUND	C		SSB&T CUST ROTH IRA FBO MITCHELL M CYPERS 1917 DAN DR, LAYTON UT 84040-2331	10,763.27		11.99%
REALPATHTM 2055 FUND	INST	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	315,414.49	*	87.51%
REALPATHTM 2055 FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1901	44,180.31		12.26%
REALPATHTM 2055 FUND	ADM	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	1,049.71	*	100.00%
REALPATHTM 2055 FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	6,635.37	*	45.74%
REALPATHTM 2055 FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	7,774.61	*	53.60%
REALPATHTM 2055 FUND	C	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	1,042.08	*	39.11%
REALPATHTM 2055 FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	571.18		21.44%

REALPATHTM 2055 FUND	C		SSB&T CUST IRA FBO LUIS F CIFUENTES 129 THOMPSON AVE, DOVER NJ 07801-4568	267.83		10.05%
REALPATHTM 2055 FUND	C		SSB&T CUST ROTH IRA FBO LAUREN M ZABROSKE 13300 MORRIS RD UNIT 84, ALPHARETTA GA 30004-6137	573.83		21.54%
REALPATHTM 2055 FUND	C		SSB&T CUST ROTH IRA FBO PATRICIA L FOX 1560 WHITE PINE DR, EAGLE RIVER WI 54521-8344	209.42		7.86%
REALPATHTM 2055 FUND	D	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	1,047.74	*	63.58%
REALPATHTM 2055 FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	600.06	*	36.42%
REALPATHTM INCOME FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	315,011.55		18.52%
REALPATHTM INCOME FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	938,729.85	*	55.18%
REALPATHTM INCOME FUND	INST	**	WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC-1076, 1525 WEST WT HARRIS BLVD, CHARLOTTE NC 28288-1076	142,462.93		8.37%

REALPATHTM INCOME FUND	ADM	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	166,849.21		5.83%
REALPATHTM INCOME FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	2,689,987.10	*	93.99%
REALPATHTM INCOME FUND	D		AMERITRADE INC FBO XXXXXXXXXX PO BOX 2226, OMAHA NE 68103-2226	45,987.36	*	32.04%
REALPATHTM INCOME FUND	D		CAPITAL ONE INVESTING, LLC --OMNIBUS ACCOUNT-- 83 S KING ST STE 700, SEATTLE WA 98104-2851	11,859.60		8.26%
REALPATHTM INCOME FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	11,035.74		7.69%
REALPATHTM INCOME FUND	D	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	14,102.24		9.83%
REALPATHTM INCOME FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	49,269.99	*	34.33%

REALPATHTM INCOME FUND	A	**	DWS TRUST COMPANY TTEE DWS TRUST COMPANY FBO DIAMOND PRODUCTS XXXK & PROFIT SHARING PLAN PO BOX 1757, SALEM NH 03079-1143	53,499.78	6.29%
REALPATHTM INCOME FUND	A	**	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS XXXXX MANCHESTER RD SAINT LOUIS MO 63131-3729	74,447.69	8.75%
REALPATHTM INCOME FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	150,136.41	17.65%
REALPATHTM INCOME FUND	A		MID ATLANTIC TRUST COMPANY FBO POPPLE CONSTRUCTION, INC. XXX(K) PR 1251 WATERFRONT PLACE, SUITE 525, PITTSBURGH PA 15222-4228	152,660.53	17.94%
REALPATHTM INCOME FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	181,281.40	21.31%
REALPATHTM INCOME FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	90,934.02	10.69%
REALPATHTM INCOME FUND	C	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	16,554.93	6.53%

REALPATHTM INCOME FUND	C	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	27,975.28		11.04%
REALPATHTM INCOME FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	70,810.64	*	27.94%
REALPATHTM INCOME FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	20,138.55		7.95%
REALPATHTM INCOME FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	42,811.78		16.89%
SENIOR FLOATING RATE FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	9,546,113.40		10.01%
SENIOR FLOATING RATE FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	32,299,922.31	*	33.87%
SENIOR FLOATING RATE FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	40,947,858.90	*	42.94%

SENIOR FLOATING RATE FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	600,009.54	*	50.33%
SENIOR FLOATING RATE FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	107,546.03		9.02%
SENIOR FLOATING RATE FUND	P	**	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # P08, MINNEAPOLIS MN 55402-4413	74,252.05		6.23%
SENIOR FLOATING RATE FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	289,261.79		24.26%
SENIOR FLOATING RATE FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	335,168.15		5.15%
SENIOR FLOATING RATE FUND	A	**	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS XXXXX MANCHESTER RD SAINT LOUIS MO 63131-3729	484,272.98		7.45%
SENIOR FLOATING RATE FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	458,205.36		7.05%

SENIOR FLOATING RATE FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR C USTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,187,429.11	18.26%
SENIOR FLOATING RATE FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,620,418.43	24.92%
SENIOR FLOATING RATE FUND	A	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	327,707.08	5.04%
SENIOR FLOATING RATE FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	670,063.75	10.30%
SENIOR FLOATING RATE FUND	CII	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	283,850.01	5.34%
SENIOR FLOATING RATE FUND	CII	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	495,633.84	9.32%
SENIOR FLOATING RATE FUND	CII	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR C USTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	628,174.39	11.81%

SENIOR FLOATING RATE FUND	CII	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,902,415.17	*	35.77%
SENIOR FLOATING RATE FUND	CII	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	397,221.98		7.47%
SENIOR FLOATING RATE FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	308,208.91		22.80%
SENIOR FLOATING RATE FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	414,326.34	*	30.65%
SENIOR FLOATING RATE FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	376,771.44	*	27.87%
SHORT ASSET INVESTMENT FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	9,602,666.97		11.88%
SHORT ASSET INVESTMENT FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	21,276,582.36	*	26.32%
SHORT ASSET INVESTMENT FUND	INST		ROCK ISLAND ASSETS LLC 4111 E 37TH ST N, WICHITA KS 67220-3203	5,545,692.72		6.86%

SHORT ASSET INVESTMENT FUND	INST	**	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACCESS XXX PLAN AGE-BASED PORTFOLIO XX PLUS PXXF ATTN: TRUST OPERATIONS, 801 PENNSYLVANIA, KANSAS CITY MO 64105-1307	4,178,741.81		5.17%
SHORT ASSET INVESTMENT FUND	INST	**	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACCESS XXX PLAN AGE-BASED PORTFOLIO XX-XX PXXE ATTN: TRUST OPERATIONS, 801 PENNSYLVANIA, KANSAS CITY MO 64105-1307	4,182,184.79		5.17%
SHORT ASSET INVESTMENT FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	26,133.56	*	86.15%
SHORT ASSET INVESTMENT FUND	ADM	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	3,167.90		10.44%
SHORT ASSET INVESTMENT FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,011,985.32		15.93%
SHORT ASSET INVESTMENT FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	3,449,845.63	*	54.31%
SHORT ASSET INVESTMENT FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,737,957.04	*	27.36%

SHORT ASSET INVESTMENT FUND	M	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	1,006.59	*	100.00%
SHORT ASSET INVESTMENT FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	625,103.84		9.54%
SHORT ASSET INVESTMENT FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	728,491.19		11.12%
SHORT ASSET INVESTMENT FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,904,055.97	*	29.07%
SHORT ASSET INVESTMENT FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	458,933.15		7.01%
SHORT ASSET INVESTMENT FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,794,278.26	*	27.40%
SHORT ASSET INVESTMENT FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	13,947.93		5.46%

SHORT ASSET INVESTMENT FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	188,858.32	*	73.87%
SHORT ASSET INVESTMENT FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	51,033.89		19.96%
SHORT DURATION MUNICIPAL INCOME FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	2,727,021.76	*	34.16%
SHORT DURATION MUNICIPAL INCOME FUND	INST	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,311,004.69		16.42%
SHORT DURATION MUNICIPAL INCOME FUND	INST	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FL, JACKSONVILLE FL 32246-6484	606,872.54		7.60%
SHORT DURATION MUNICIPAL INCOME FUND	INST	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	1,481,829.85		18.56%
SHORT DURATION MUNICIPAL INCOME FUND	INST		SEI PRIVATE TRUST CO C/O MELLON BANK ID XXX FBO XXXXXXXXXXX 1 FREEDOM VALLEY DR, OAKS PA 19456-9989	700,890.00		8.78%
SHORT DURATION MUNICIPAL INCOME FUND	ADM	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	557.34	*	78.27%

SHORT DURATION MUNICIPAL INCOME FUND	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	154.77		21.73%
SHORT DURATION MUNICIPAL INCOME FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,130,047.06		13.97%
SHORT DURATION MUNICIPAL INCOME FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	5,835,971.09	*	72.16%
SHORT DURATION MUNICIPAL INCOME FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	407,840.02		5.04%
SHORT DURATION MUNICIPAL INCOME FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	433,438.65		5.36%
SHORT DURATION MUNICIPAL INCOME FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	31,701.63		10.09%
SHORT DURATION MUNICIPAL INCOME FUND	D	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	16,389.69		5.22%
SHORT DURATION MUNICIPAL INCOME FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	200,166.58	*	63.73%

SHORT DURATION MUNICIPAL INCOME FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	43,450.10		13.83%
SHORT DURATION MUNICIPAL INCOME FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,876,968.35		13.97%
SHORT DURATION MUNICIPAL INCOME FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	3,725,184.13	*	27.72%
SHORT DURATION MUNICIPAL INCOME FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	820,189.71		6.10%
SHORT DURATION MUNICIPAL INCOME FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	4,151,571.19	*	30.90%
SHORT DURATION MUNICIPAL INCOME FUND	CII	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	185,827.92		11.10%
SHORT DURATION MUNICIPAL INCOME FUND	CII	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	462,302.72	*	27.62%
SHORT DURATION MUNICIPAL INCOME FUND	CII	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	188,861.03		11.28%

SHORT DURATION MUNICIPAL INCOME FUND	CII	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	121,175.26		7.24%
SHORT DURATION MUNICIPAL INCOME FUND	CII	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	122,031.88		7.29%
SHORT DURATION MUNICIPAL INCOME FUND	CII	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	226,183.63		13.51%
SHORT-TERM FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	116,908,998.11		13.52%
SHORT-TERM FUND	INST	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	233,628,247.92	*	27.03%
SHORT-TERM FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	138,303,312.11		16%
SHORT-TERM FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	143,591,559.80	*	97.75%

SHORT-TERM FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	97,501,009.81	*	77.37%
SHORT-TERM FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	7,195,280.04		5.71%
SHORT-TERM FUND	R	**	SAMMONS FINANCIAL NETWORK 5801 SW 6TH AVE, TOPEKA KS 66636-1001	9,697,797.26	*	91.42%
SHORT-TERM FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	6,004,209.01		9.24%
SHORT-TERM FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	5,226,851.84		8.05%
SHORT-TERM FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	11,026,782.69		16.98%
SHORT-TERM FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	5,680,498.08		8.75%
SHORT-TERM FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	5,827,571.35		8.97%

SHORT-TERM FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 1000 HARBOR BLVD, WEEHAWKEN NJ 07086-6761	10,745,132.40	16.54%
SHORT-TERM FUND	CII	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	2,216,582.92	12.39%
SHORT-TERM FUND	CII	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	927,804.72	5.19%
SHORT-TERM FUND	CII	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,937,528.25	16.42%
SHORT-TERM FUND	CII	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,772,063.50	9.91%
SHORT-TERM FUND	CII	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,857,471.23	10.38%
SHORT-TERM FUND	CII	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,650,017.55	14.81%
SHORT-TERM FUND	CII	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	1,680,171.82	9.39%

SHORT-TERM FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	21,171,730.30	*	50.37%
SHORT-TERM FUND	D	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	2,327,747.97		5.54%
SHORT-TERM FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	12,273,557.61	*	29.20%
SHORT-TERM FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	2,848,653.22		6.78%
STOCKSPLUS® ABSOLUTE RETURN FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	34,805,043.22	*	66.40%
STOCKSPLUS® ABSOLUTE RETURN FUND	INST	**	STATE STREET AS CUST FBO SOUTH DAKOTA HIGHER EDUCATION TR SELECT PIMCO STOCKSPLUS TR FD INV PORT 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	7,357,811.84		14.04%
STOCKSPLUS® ABSOLUTE RETURN FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	748,814.71		10.58%

STOCKSPLUS® ABSOLUTE RETURN FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,253,286.82		17.70%
STOCKSPLUS® ABSOLUTE RETURN FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	831,701.26		11.75%
STOCKSPLUS® ABSOLUTE RETURN FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	720,886.68		10.18%
STOCKSPLUS® ABSOLUTE RETURN FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	1,504,810.16		21.25%
STOCKSPLUS® ABSOLUTE RETURN FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	1,008,478.61		14.24%
STOCKSPLUS® ABSOLUTE RETURN FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	4,386,613.47		17.41%
STOCKSPLUS® ABSOLUTE RETURN FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	18,051,222.11	*	71.65%

STOCKSPLUS® ABSOLUTE RETURN FUND	R	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	1,115.85	*	100.00%
STOCKSPLUS® ABSOLUTE RETURN FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	3,113,118.65		11.18%
STOCKSPLUS® ABSOLUTE RETURN FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,631,878.88		5.86%
STOCKSPLUS® ABSOLUTE RETURN FUND	A	**	HARTFORD LIFE INSURANCE CO XXXK SEPARATE ACCOUNT PO BOX 2999, HARTFORD CT 06104-2999	2,151,112.71		7.73%
STOCKSPLUS® ABSOLUTE RETURN FUND	A	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	1,598,548.19		5.74%
STOCKSPLUS® ABSOLUTE RETURN FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,113,176.29		7.59%
STOCKSPLUS® ABSOLUTE RETURN FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	3,609,902.28		12.97%
STOCKSPLUS® ABSOLUTE RETURN FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	3,654,827.59		13.13%

STOCKSPLUS® ABSOLUTE RETURN FUND	C	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	1,004,223.67	5.17%
STOCKSPLUS® ABSOLUTE RETURN FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	2,094,354.24	10.78%
STOCKSPLUS® ABSOLUTE RETURN FUND	C	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	1,604,915.93	8.26%
STOCKSPLUS® ABSOLUTE RETURN FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,265,159.54	6.51%
STOCKSPLUS® ABSOLUTE RETURN FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,952,831.26	10.05%
STOCKSPLUS® ABSOLUTE RETURN FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,902,310.20	9.79%
STOCKSPLUS® ABSOLUTE RETURN FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,456,779.35	7.50%

STOCKSPLUS® ABSOLUTE RETURN FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,708,589.19	13.94%
STOCKSPLUS® ABSOLUTE RETURN FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,651,987.94	8.50%
STOCKSPLUS® FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	9,567,952.75	22.76%
STOCKSPLUS® FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	6,906,434.52	16.43%
STOCKSPLUS® FUND	INST		STATE STREET BANK AND TRUST FBO PIMCO REALPATH XXXX FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	2,371,641.08	5.64%
STOCKSPLUS® FUND	INST		STATE STREET BANK AND TRUST FBO PIMCO REALPATH XXXX FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	3,687,340.71	8.77%
STOCKSPLUS® FUND	INST		STATE STREET KANSAS CITY FBO PVIT GLOBAL DIVERSIFIED ALLOCATION PORTFOLIO ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	3,606,864.28	8.58%

STOCKSPLUS® FUND	ADM	**	MG TRUST CO AS THE AGENT FOR NTC & CO CUSTODIAN FBO QUALIFIED PLANS PO BOX 5508, DENVER CO 80217-5508	125,128.92		6.99%
STOCKSPLUS® FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,286,703.50	*	71.90%
STOCKSPLUS® FUND	ADM	**	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST, BOSTON MA 02111-2901	212,887.02		11.90%
STOCKSPLUS® FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	513,818.76		20.97%
STOCKSPLUS® FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	458,225.19		18.70%
STOCKSPLUS® FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	193,851.64		7.91%
STOCKSPLUS® FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	134,811.64		5.50%
STOCKSPLUS® FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	448,510.58		18.31%

STOCKSPLUS® FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	418,093.13		17.06%
STOCKSPLUS® FUND	R		LINCOLN RETIREMENT SERVICES COMPANY FBO ORNL FED CREDIT UNION XXXK PO BOX 7876, FORT WAYNE IN 46801-7876	124,868.43		7.41%
STOCKSPLUS® FUND	R	**	MASSACHUSETTES MUTUAL LIFE INSURANCE CO 1295 STATE STREET MIP N255, SPRINGFIELD MA 01111-0001	484,086.34	*	28.74%
STOCKSPLUS® FUND	R	**	MATRIX AS TTEE FBO HARLAN LABORATORIES, INC XXX(K) PLAN PO BOX 52129, PHOENIX AZ 85072-2129	196,460.90		11.66%
STOCKSPLUS® FUND	R	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	144,831.36		8.60%
STOCKSPLUS® FUND	R	**	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST, BOSTON MA 02111-2901	201,296.09		11.95%
STOCKSPLUS® FUND	R	**	TAYNIK & CO C/O INVESTORS BANK & TRUST ATTN MUTUAL FUND PROCESSING, 1200 CROWN COLONY DR, QUINCY MA 02169-0938	111,002.77		6.59%
STOCKSPLUS® FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,623,959.73		7.09%

STOCKSPLUS® FUND	A	**	MASSACHUSETTES MUTUAL LIFE INSURANCE CO 1295 STATE STREET MIP N255, SPRINGFIELD MA 01111-0001	1,427,630.71	6.23%
STOCKSPLUS® FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,403,209.40	10.49%
STOCKSPLUS® FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	2,212,269.26	9.65%
STOCKSPLUS® FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,814,416.32	12.28%
STOCKSPLUS® FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	1,901,180.25	10.54%
STOCKSPLUS® FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,202,451.49	6.67%
STOCKSPLUS® FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,277,365.56	12.62%
STOCKSPLUS® FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,118,934.49	6.20%

STOCKSPLUS® FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,327,283.98		7.36%
STOCKSPLUS® FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,386,450.02		13.23%
STOCKSPLUS® FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	1,335,035.64		7.40%
STOCKSPLUS® FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	1,639,679.79	*	40.99%
STOCKSPLUS® FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,482,016.74	*	37.05%
STOCKSPLUS® FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	243,501.43		6.09%
STOCKSPLUS® FUND	D		RELIANCE TRUST COMPANY FBO MISS METH XXXB P.O. BOX 48529, ATLANTA GA 30362-1529	350,228.67		8.76%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	INST+C1130	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	11,645,175.47		6.08%

STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	12,515,230.35		6.54%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	INST	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	11,550,863.79		6.03%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	40,041,224.51		20.92%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	74,599,294.50	*	38.97%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	5,398,083.57		13.08%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	4,766,808.46		11.55%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	14,891,042.82	*	36.08%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	3,849,118.71		9.33%

STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	6,375,672.33		15.45%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	13,460,955.61	*	35.64%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	17,676,006.57	*	46.80%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,635,635.10		6.98%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	1,988,348.10		5.26%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	R	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	1,430.88	*	100.00%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	14,868,099.80	*	29.90%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	2,536,235.90		5.10%

STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	6,576,854.01	13.23%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	7,875,262.45	15.84%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	C	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	2,644,555.87	9.07%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	4,381,045.07	15.03%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	C	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	1,943,834.50	6.67%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,609,487.72	5.52%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,665,370.77	9.14%

STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	3,225,287.85		11.06%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	3,454,364.03		11.85%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	3,035,954.80		10.42%
STOCKSPLUS® INTERNATIONAL FUND (U.S. DOLLAR-HEDGED)	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,548,139.62		5.31%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	INST		STATE OF MICHIGAN RETIREMENT SYSTEMS 2501 COOLIDGE RD STE 400, EAST LANSING MI 48823-6352	168,748,431.21	*	83.01%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	INST		STATE STREET KANSAS CITY FBO PVIT GLOBAL DIVERSIFIED ALLOCATION PORTFOLIO ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	11,777,407.88		5.79%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	ADM	**	FIIOC FBO MINER BARNHILL & GALLAND P C PROFIT SHARING AND XXX K PLAN XXXXX 100 MAGELLAN WAY # KW1C, COVINGTON KY 41015-1987	158,634.80		6.77%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,950,927.18	*	83.23%

STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	555,843.56		10.83%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	282,236.03		5.50%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	3,998,801.29	*	77.90%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	1,143,107.22	*	34.43%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	D	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	188,435.62		5.68%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,618,443.07	*	48.74%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	205,002.96		6.17%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	221,045.86		5.20%

STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,234,944.50	*	29.05%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	542,775.95		12.77%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	311,130.34		7.32%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	A	**	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST, BOSTON MA 02111-2901	465,717.79		10.96%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	218,275.67		13.25%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	90,773.12		5.51%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	242,653.49		14.73%

STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	217,504.35		13.21%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	193,902.34		11.77%
STOCKSPLUS® INTERNATIONAL FUND (UNHEDGED)	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	108,323.73		6.58%
STOCKSPLUS® LONG DURATION FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	3,962,879.12		5.14%
STOCKSPLUS® LONG DURATION FUND	INST		MAC & CO A/C EECFXXXXXXX ATTN MUTUAL FUND OPS PO BOX 3198, 525 WILLIAM PENN PLACE, PITTSBURGH PA 15230-3198	14,427,651.38		18.72%
STOCKSPLUS® LONG DURATION FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	32,275,961.35	*	41.88%
STOCKSPLUS® LONG DURATION FUND	INST		WELLS FARGO BANK NA FBO SD WARREN MUTUAL COMMINGLED FUNDS XXXXXXXX PO BOX 1533, MINNEAPOLIS MN 55480-1533	8,593,904.36		11.15%

STOCKSPLUS® LONG DURATION FUND	INST	**	WELLS FARGO BANK NA SAPPI FINE PAPER COMMINGLED MUTUAL XXXXXXXX PO BOX 1533, MINNEAPOLIS MN 55480-1533	5,759,758.45		7.47%
STOCKSPLUS® SHORT FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	159,489,831.29	*	96.59%
STOCKSPLUS® SHORT FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	536,148.23		10.85%
STOCKSPLUS® SHORT FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	772,192.62		15.63%
STOCKSPLUS® SHORT FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	265,216.38		5.37%
STOCKSPLUS® SHORT FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	1,102,992.26		22.33%
STOCKSPLUS® SHORT FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	2,001,628.49	*	40.52%
STOCKSPLUS® SHORT FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	986,481.79	*	27.84%

STOCKSPLUS® SHORT FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,694,162.99	*	47.81%
STOCKSPLUS® SHORT FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	479,636.36		13.54%
STOCKSPLUS® SHORT FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	233,526.80		6.59%
STOCKSPLUS® SHORT FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,065,133.29		20.11%
STOCKSPLUS® SHORT FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,244,893.69		23.51%
STOCKSPLUS® SHORT FUND	A	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	1,115,315.90		21.06%
STOCKSPLUS® SHORT FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	549,677.15		10.38%
STOCKSPLUS® SHORT FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	188,569.05		11.05%
STOCKSPLUS® SHORT FUND	C	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	120,398.23		7.06%

STOCKSPLUS® SHORT FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	291,300.28		17.07%
STOCKSPLUS® SHORT FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	368,456.74		21.60%
STOCKSPLUS® SHORT FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	96,831.43		5.68%
STOCKSPLUS® SHORT FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	214,748.63		12.59%
STOCKSPLUS® SMALL FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	2,253,811.99		8.34%
STOCKSPLUS® SMALL FUND	INST	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	3,110,888.61		11.51%
STOCKSPLUS® SMALL FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	8,788,566.26	*	32.53%

STOCKSPLUS® SMALL FUND	INST	**	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING, PO BOX 182029, COLUMBUS OH 43218-2029	1,701,977.97		6.30%
STOCKSPLUS® SMALL FUND	INST	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,834,507.88		6.79%
STOCKSPLUS® SMALL FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,189,236.55		11.35%
STOCKSPLUS® SMALL FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,065,666.73		10.17%
STOCKSPLUS® SMALL FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	1,254,279.89		11.97%
STOCKSPLUS® SMALL FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	1,160,031.54		11.07%
STOCKSPLUS® SMALL FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	3,696,419.77	*	35.29%
STOCKSPLUS® SMALL FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	2,229,748.82	*	94.76%

STOCKSPLUS® SMALL FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	5,638,646.42	*	25.80%
STOCKSPLUS® SMALL FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	13,702,215.20	*	62.69%
STOCKSPLUS® SMALL FUND	R	**	ALLIANZ FUND INVESTMENTS INC 1633 BROADWAY NEW YORK, NY 10019	1,228.94	*	100%
STOCKSPLUS® SMALL FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	2,939,306.44		10.08%
STOCKSPLUS® SMALL FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,855,940.71		6.36%
STOCKSPLUS® SMALL FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	2,348,879.98		8.05%
STOCKSPLUS® SMALL FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	3,005,351.72		10.30%
STOCKSPLUS® SMALL FUND	A	**	UMB BANK N/A SFR FBO FIDUCIARY FOR TAX DEFERRED ACCTS 1 SW SECURITY BENEFIT PL, TOPEKA KS 66636-1000	3,942,457.24		13.52%

STOCKSPLUS® SMALL FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	2,285,262.46	14.72%
STOCKSPLUS® SMALL FUND	C	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	786,764.82	5.07%
STOCKSPLUS® SMALL FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	1,377,212.91	8.87%
STOCKSPLUS® SMALL FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,418,606.48	9.14%
STOCKSPLUS® SMALL FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	1,669,127.34	10.75%
STOCKSPLUS® SMALL FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,172,335.11	13.99%
STOCKSPLUS® SMALL FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	998,551.91	6.43%

STOCKSPLUS® SMALL FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	780,271.63		5.03%
TOTAL RETURN FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	573,583,161.50		10.06%
TOTAL RETURN FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	2,121,579,616.58	*	37.21%
TOTAL RETURN FUND	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	193,950,611.46	*	36.89%
TOTAL RETURN FUND	ADM	**	VANGUARD FIDUCIARY TRUST CO 100 VANGUARD BLVD VM-613, OUTSIDE FUNDS, MALVERN PA 19355-2331	33,144,687.90		6.31%
TOTAL RETURN FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	38,948,413.96		9.63%
TOTAL RETURN FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	75,058,508.06		18.56%

TOTAL RETURN FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	103,901,958.74	*	25.70%
TOTAL RETURN FUND	P	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	29,042,788.35		7.18%
TOTAL RETURN FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	30,184,258.03		7.46%
TOTAL RETURN FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	25,844,080.08		6.39%
TOTAL RETURN FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	52,520,257.89		12.99%
TOTAL RETURN FUND	R	**	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST, BOSTON MA 02111-2901	11,740,129.69		8.76%
TOTAL RETURN FUND	R	**	UMB BANK N/A FIDUCIARY FOR TAX DEFERRED A/C’S 1 SW SECURITY BENEFIT PL, TOPEKA KS 66636-1000	7,197,797.25		5.37%
TOTAL RETURN FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	107,414,000.22		15.01%

TOTAL RETURN FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	80,059,915.56	11.19%
TOTAL RETURN FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	54,202,165.66	7.58%
TOTAL RETURN FUND	A	**	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST, BOSTON MA 02111-2901	37,605,093.20	5.26%
TOTAL RETURN FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	48,301,970.90	12.67%
TOTAL RETURN FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	19,710,933.55	5.17%
TOTAL RETURN FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	88,680,657.91	23.27%
TOTAL RETURN FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	45,960,931.24	12.06%
TOTAL RETURN FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	30,013,678.29	7.87%

TOTAL RETURN FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	41,487,008.97		10.88%
TOTAL RETURN FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	20,471,820.18		5.37%
TOTAL RETURN FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	208,855,567.41	*	41.48%
TOTAL RETURN FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	206,123,810.38	*	40.94%
TOTAL RETURN FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	25,624,175.71		5.09%
TOTAL RETURN FUND	R		ATTN NPIO TRADE DESK DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST, DES MOINES IA 50392-0001	9,934,491.83		7.42%
TOTAL RETURN FUND	R	**	HARTFORD LIFE INSURANCE CO XXXK SEPARATE ACCOUNT PO BOX 2999, HARTFORD CT 06104-2999	33,466,047.25		24.98%
TOTAL RETURN FUND II	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	8,016,542.93		10.36%

TOTAL RETURN FUND II	INST	**	JP MORGAN CLEARING CORP OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER, 3RD FL MUTUAL FUND DEPARTMENT, BROOKLYN NY 11245-0001	6,919,475.82		8.94%
TOTAL RETURN FUND II	INST		MAC & CO A/C BOEFXXXXXXX ATTN MUTUAL FUND OPS PO BOX 3198, PITTSBURGH PA 15230-3198	14,132,403.22		18.26%
TOTAL RETURN FUND II	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	16,200,349.89		20.93%
TOTAL RETURN FUND II	INST	**	STRATEVEST & CO PO BOX 2499, BRATTLEBORO VT 05303-2499	4,029,075.61		5.21%
TOTAL RETURN FUND II	ADM	**	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: CAROL WU/MUTUAL FUND OPS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	197,186.11		15.50%
TOTAL RETURN FUND II	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	132,438.59		10.41%
TOTAL RETURN FUND II	ADM	**	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL XXX NEIGHBORWORKS AMERICA RETIREMENT 999 NORTH CAPITOL STREET, NE, SUITE 900, WASHINGTON DC 20002-4684	672,270.60	*	52.85%

TOTAL RETURN FUND II	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	86,115.62		6.77%
TOTAL RETURN FUND II	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	101,003.20		9.54%
TOTAL RETURN FUND II	P		PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL XXX BAYADA HOME HEALTH CARE XXX(K) 101 EXECUTIVE DRIVE, MOORESTOWN NJ 08057-4236	760,072.24	*	71.77%
TOTAL RETURN FUND III	INST	**	CAPINCO C/O US BANK NA PO BOX 1787, MILWAUKEE WI 53201-1787	13,725,529.99		12.64%
TOTAL RETURN FUND III	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	9,943,496.33		9.15%
TOTAL RETURN FUND III	INST	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	6,150,924.13		5.66%
TOTAL RETURN FUND III	INST		MAC & CO A/C WXXFXXXXXXX ATTN MUTUAL FUND OPS PO BOX 3198, PITTSBURGH PA 15230-3198	8,539,622.78		7.86%

TOTAL RETURN FUND III	INST		MERCY INVESTMENT SERVICES 2039 N GEYER RD, SAINT LOUIS MO 63131-3332	6,414,819.74		5.91%
TOTAL RETURN FUND III	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	15,599,904.89		14.36%
TOTAL RETURN FUND III	ADM	**	GREAT-WEST TRUST COMPANY LLC TTEE F FBO:REGIS UNIVERSITY XXXB C/O FASCORE LLC 8515 E ORCHARD RD 2T2, GREENWOOD VILLAGE CO 80111-5002	418,079.88		6.82%
TOTAL RETURN FUND III	ADM	**	LINCOLN RETIREMENT SERVICES COMPANY FBO ENVIRONMENTAL DEF FUND INC RET SV PLN PO BOX 7876, FORT WAYNE IN 46801-7876	738,058.52		12.04%
TOTAL RETURN FUND III	ADM	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	3,692,124.30	*	60.24%
TOTAL RETURN FUND III	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	434,953.59		7.10%
TOTAL RETURN FUND III	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	2,456,846.10	*	44.27%
TOTAL RETURN FUND III	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	1,511,577.99	*	27.24%

TOTAL RETURN FUND III	P	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	472,115.05		8.51%
TOTAL RETURN FUND IV	INST	**	EDWARD D JONES & CO ATTN MUTUAL FUND, SHAREHOLDER ACCOUNTING, 201 PROGRESS PKWY, MARYLAND HEIGHTS MO 63043-3042	122,398,723.70	*	91.91%
TOTAL RETURN FUND IV	INST		STATE STREET KANSAS CITY FBO PVIT GLOBAL DIVERSIFIED ALLOCATION PORTFOLIO ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	8,963,587.91		6.73%
TOTAL RETURN FUND IV	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	421,261.63	*	98.52%
TOTAL RETURN FUND IV	A	**	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS XXXXX MANCHESTER RD SAINT LOUIS MO 63131-3729	941,722.13	*	69.42%
TOTAL RETURN FUND IV	C	**	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS XXXXX MANCHESTER RD SAINT LOUIS MO 63131-3729	177,172.24	*	76.11%

TOTAL RETURN FUND IV	C		SSB&T CUST IRA FBO GEORGANA BARRETT 778 W AVENUE L, CALIMESA CA 92320-1039	24,608.71		10.57%
TRENDS MANAGED FUTURES STRATEGY FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	4,434,126.13		17.84%
TRENDS MANAGED FUTURES STRATEGY FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	2,675,774.08		10.76%
TRENDS MANAGED FUTURES STRATEGY FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	5,318,783.59		21.40%
TRENDS MANAGED FUTURES STRATEGY FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	5,841,476.34		23.50%
TRENDS MANAGED FUTURES STRATEGY FUND	INST	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	1,733,153.48		6.97%
TRENDS MANAGED FUTURES STRATEGY FUND	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	2,833.11	*	59.67%
TRENDS MANAGED FUTURES STRATEGY FUND	ADM	**	VANGUARD MARKETING CORPORATION 100 VANGUARD BLVD, MALVERN PA 19355-2331	1,914.89	*	40.33%

TRENDS MANAGED FUTURES STRATEGY FUND	P	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	65,008.25	*	68.22%
TRENDS MANAGED FUTURES STRATEGY FUND	P	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	12,078.18		12.67%
TRENDS MANAGED FUTURES STRATEGY FUND	P	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	5,439.37		5.71%
TRENDS MANAGED FUTURES STRATEGY FUND	A	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	56,204.45		7.36%
TRENDS MANAGED FUTURES STRATEGY FUND	A	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	93,649.86		12.27%
TRENDS MANAGED FUTURES STRATEGY FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	139,968.43		18.34%
TRENDS MANAGED FUTURES STRATEGY FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	290,593.27	*	38.08%

TRENDS MANAGED FUTURES STRATEGY FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	64,558.65		14.41%
TRENDS MANAGED FUTURES STRATEGY FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	118,123.89	*	26.37%
TRENDS MANAGED FUTURES STRATEGY FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	134,147.96	*	29.94%
TRENDS MANAGED FUTURES STRATEGY FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	1,083,814.97		11.92%
TRENDS MANAGED FUTURES STRATEGY FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	4,207,930.48	*	46.27%
TRENDS MANAGED FUTURES STRATEGY FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,909,984.81	*	32.00%
TRENDS MANAGED FUTURES STRATEGY FUND	D	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	773,894.55		8.51%
UNCONSTRAINED BOND FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	25,824,818.65		10.54%

UNCONSTRAINED BOND FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	46,946,051.98	19.17%
UNCONSTRAINED BOND FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET ALL AUTHORITY FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	16,645,123.04	6.80%
UNCONSTRAINED BOND FUND	INST	**	STATE STREET BANK & TRUST CO FBO PIMCO ALL ASSET FUND ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	35,388,504.55	14.45%
UNCONSTRAINED BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	5,999,841.84	5.53%
UNCONSTRAINED BOND FUND	P	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, JERSEY CITY NJ 07311	9,333,257.39	8.60%
UNCONSTRAINED BOND FUND	P	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	6,881,400.86	6.34%
UNCONSTRAINED BOND FUND	ADM	**	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226, OMAHA NE 68103-2226	26,654.68	16.54%

UNCONSTRAINED BOND FUND	ADM	**	TRUST COMPANY OF AMERICA FBO XXX PO BOX 6503, ENGLEWOOD CO 80155-6503	130,020.32	*	80.69%
UNCONSTRAINED BOND FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	3,688,925.58	*	33.42%
UNCONSTRAINED BOND FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	3,190,298.03	*	28.91%
UNCONSTRAINED BOND FUND	D	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,351,489.31		21.31%
UNCONSTRAINED BOND FUND	R	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	70,806.00		8.93%
UNCONSTRAINED BOND FUND	R	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	61,309.48		7.73%
UNCONSTRAINED BOND FUND	R	**	SAMMONS FINANCIAL NETWORK 5801 SW 6TH AVE, TOPEKA KS 66636-1001	344,959.60	*	43.50%
UNCONSTRAINED BOND FUND	R		TD AMERITRADE INC FEBO OUT CLIENT PO BOX 2226, OMAHA NE 68103-2226	116,572.29		14.70%
UNCONSTRAINED BOND FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	2,229,042.57		8.36%

UNCONSTRAINED BOND FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	2,230,776.50	8.36%
UNCONSTRAINED BOND FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	4,200,178.24	15.75%
UNCONSTRAINED BOND FUND	A	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	2,318,078.62	8.69%
UNCONSTRAINED BOND FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	3,145,811.23	11.79%
UNCONSTRAINED BOND FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	3,653,684.28	13.70%
UNCONSTRAINED BOND FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	2,684,165.86	10.06%
UNCONSTRAINED BOND FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	2,873,344.13	9.52%
UNCONSTRAINED BOND FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	5,777,654.52	19.14%

UNCONSTRAINED BOND FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	5,442,098.10		18.02%
UNCONSTRAINED BOND FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	2,682,097.98		8.88%
UNCONSTRAINED BOND FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,746,407.14		9.10%
UNCONSTRAINED BOND FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	1,749,171.70		5.79%
UNCONSTRAINED BOND FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	3,164,704.46		10.48%
UNCONSTRAINED TAX MANAGED BOND FUND	INST	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	948,900.51		13.49%
UNCONSTRAINED TAX MANAGED BOND FUND	INST		DINGLE & CO C/O COMERICA BANK PO BOX 75000, ATTN MUTUAL FUNDS 3446, DETROIT MI 48275-3446	4,344,827.51	*	61.76%

UNCONSTRAINED TAX MANAGED BOND FUND	INST	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,029,045.09		14.63%
UNCONSTRAINED TAX MANAGED BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	425,262.34		10.63%
UNCONSTRAINED TAX MANAGED BOND FUND	P	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	2,805,003.73	*	70.12%
UNCONSTRAINED TAX MANAGED BOND FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC FBO #XXXXXXXX 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	159,428.86		7.17%
UNCONSTRAINED TAX MANAGED BOND FUND	A	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	477,662.48		21.49%
UNCONSTRAINED TAX MANAGED BOND FUND	A	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	738,160.20	*	33.22%
UNCONSTRAINED TAX MANAGED BOND FUND	A	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	129,289.76		5.82%
UNCONSTRAINED TAX MANAGED BOND FUND	A	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	119,575.07		5.38%

UNCONSTRAINED TAX MANAGED BOND FUND	A	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	270,509.13	12.17%
UNCONSTRAINED TAX MANAGED BOND FUND	C	**	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST, SAINT LOUIS MO 63103-2523	76,901.48	12.80%
UNCONSTRAINED TAX MANAGED BOND FUND	C	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	55,575.47	9.25%
UNCONSTRAINED TAX MANAGED BOND FUND	C	**	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#XXM 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	104,956.62	17.47%
UNCONSTRAINED TAX MANAGED BOND FUND	C	**	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	82,549.32	13.74%
UNCONSTRAINED TAX MANAGED BOND FUND	C	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT XTH FLOOR ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003	44,946.00	7.48%
UNCONSTRAINED TAX MANAGED BOND FUND	C	**	PERSHING LLC 1 PERSHING PLZ, JERSEY CITY NJ 07399-0002	57,867.89	9.63%
UNCONSTRAINED TAX MANAGED BOND FUND	C	**	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM XXXXXXXX ATTN COURTNEY WALLER 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100	65,782.54	10.95%

UNCONSTRAINED TAX MANAGED BOND FUND	C	**	UBS WM USA XOX XXXXX XXXX OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	55,145.71		9.18%
UNCONSTRAINED TAX MANAGED BOND FUND	D	**	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS, 211 MAIN ST, SAN FRANCISCO CA 94105-1905	292,228.23		18.54%
UNCONSTRAINED TAX MANAGED BOND FUND	D	**	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR, SAN DIEGO CA 92121-3091	151,392.42		9.61%
UNCONSTRAINED TAX MANAGED BOND FUND	D	**	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD, ATTN: MUTUAL FUNDS DEPT 4TH FLOOR, JERSEY CITY NJ 07310-2010	1,032,322.70	*	65.51%

(*)               Shares are believed to be held only as nominee

(**)             Entity owned 25% or more of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to “control” the Portfolios, as that term is defined in the 1940 Act. To the extent a shareholder “controls” a Portfolio, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Portfolio to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders.

Code of Ethics

The Trust, PIMCO, Research Affiliates and the Distributor each has adopted a Code of Ethics pursuant to the requirements of the 1940 Act and the Advisers Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Funds.

Custodian, Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company (“State Street”), 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for assets of the Funds. Under the custody agreement, State Street may hold the foreign securities at its principal office at 225 Franklin Street, Boston, Massachusetts 02110, and at State Street’s branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

Pursuant to rules adopted under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets. The Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust. No assurance can be given that the Trustees’ appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Boston Financial Data Services, Inc. – Midwest, 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105 serves as transfer agent and dividend disbursing agent for the Institutional Class, Class M, Class P, Administrative Class and Class D shares of the Funds. Boston Financial Data Services, Inc., P.O. Box 55060, Boston, Massachusetts 02205-8050 serves as transfer agent and dividend disbursing agent for the Class A, Class C and Class R shares of the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 1100 Walnut Street, Suite 1300, Kansas City, Missouri 64106-2197, serves as the independent registered public accounting firm for the Funds. PricewaterhouseCoopers LLP provides audit services, tax assistance and consultation in connection with review of SEC and IRS filings.

Counsel

Dechert LLP, 1900 K Street, NW, Washington, DC 20006-1110, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.

Registration Statement

This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

Audited financial statements for the Trust as of March 31, 2016, including the notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated herein by reference from the Trust’s March 31, 2016 Annual Reports.

PF000SAI_120716